UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-79327

Pre Effective Amendment No.	☐

Post Effective Amendment No. 18	☑
and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF   1940                                                                                                                                       File No.  811-08241
Amendment No. 100	☑

(Check appropriate box or boxes.)

NATIONWIDE VARIABLE ACCOUNT – 9
(Exact Name of Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Name of Depositor)

One Nationwide Plaza, Columbus, Ohio 43215
(Address of Depositor's Principal Executive Offices)  (Zip Code)

Depositor's Telephone Number, including Area Code	(614) 249-7111

Thomas E. Barnes, VP and Secretary, One Nationwide Plaza, Columbus, Ohio 43215
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering	May 1, 2007

It is proposed that this filing will become effective (check appropriate box)
☐      immediately upon filing pursuant to paragraph (b)
☑      on May 1, 2007 pursuant to paragraph (b)
☐      60 days after filing pursuant to paragraph (a)(1)
☐      on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
☐      this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered	Individual Single Premium Immediate Fixed and Variable Annuity Contract

The Best of America® America’s INCOME Annuity®
Nationwide Life Insurance Company
Individual Single Premium Immediate Fixed and Variable Annuity Contracts
Issued by Nationwide Life Insurance Company through its Nationwide Variable Account-9
The date of this prospectus is May 1, 2007.

This prospectus contains basic information you should understand about the contracts before investing – the annuity contract is the legally binding instrument governing the relationship between you and Nationwide should you choose to invest.  Please read this prospectus carefully and keep it for future reference.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2007), which contains additional information about the contracts and the variable account, is filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference.  The table of contents for the Statement of Additional Information is on page 30.  For general information or to obtain free copies of the Statement of Additional Information, call 1-800-243-6295 (TDD 1-800-238-3035) or write:
Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio  43017-1522
The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at: www.sec.gov.  Information about this and other Best of America products can be found at: www.nationwide.com.
Before investing, understand that annuities and/or life insurance products are not insured by the FDIC, NCUSIF, or any other Federal government agency, and are not deposits or obligations of, guaranteed by, or insured by the depository institution where offered or any of its affiliates.  Annuities that involve investment risk may lose value.  These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus.  Any representation to the contrary is a criminal offense.

The following is a list of the investment options available under the contract.  The information pertaining to the investment options only applies to the portion of your contract designated to provide for variable annuity payments.  Any portion of your contract designated to provide for fixed annuity payments may not be reallocated to a variable investment option under the contract.  Please refer to your prospectus.

AIM Variable Insurance Funds
•	AIM V.I. Basic Value Fund: Series II Shares
•	AIM V.I. Capital Appreciation Fund: Series II Shares
•	AIM V.I. Capital Development Fund: Series II Shares
American Century Variable Portfolios, Inc.
•	American Century VP International Fund: Class III†
•	American Century VP Mid Cap Value Fund: Class II
•	American Century VP Value Fund: Class I*
•	American Century VP Vista Fund: Class II
American Century Variable Portfolios II, Inc.
•	American Century VP Inflation Protection Fund: Class II
Dreyfus
•	Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio: Service Shares
•	Dreyfus Stock Index Fund, Inc.: Initial Shares
•	Dreyfus Variable Investment Fund – Appreciation Portfolio: Initial Shares
Federated Insurance Series
•	Federated Market Opportunity Fund II: Service Shares
•	Federated Quality Bond Fund II: Primary Shares
Fidelity Variable Insurance Products Fund
•	VIP Equity-Income Portfolio: Service Class*
•	VIP Growth Portfolio: Service Class
•	VIP Overseas Portfolio: Service Class R†
Fidelity Variable Insurance Products Fund II
•	VIP Contrafund® Portfolio: Service Class
•	VIP Investment Grade Bond Portfolio: Service Class*
Fidelity Variable Insurance Products Fund III
•	VIP Mid Cap Portfolio: Service Class 2
Fidelity Variable Insurance Products Fund IV
•	VIP Energy Portfolio: Service Class 2†
•	VIP Freedom Fund 2010 Portfolio: Service Class 2
•	VIP Freedom Fund 2020 Portfolio: Service Class 2
•	VIP Freedom Fund 2030 Portfolio: Service Class 2
Franklin Templeton Variable Insurance Products Trust
•	Franklin Income Securities Fund: Class 2
•	Franklin Small Cap Value Securities Fund: Class 2
•	Templeton Developing Markets Securities Fund: Class 3†
•	Templeton Foreign Securities Fund: Class 3†
•	Templeton Global Income Securities Fund: Class 3†

Janus Aspen Series
•	Forty Portfolio: Service Shares
•	INTECH Risk-Managed Core Portfolio: Service Shares
•	International Growth Portfolio: Service II Shares†
Lehman Brothers Advisers Management Trust (formerly, Neuberger Berman Advisers Management Trust)
•	AMT Short Duration Bond Portfolio: I Class* (formerly, AMT Limited Maturity Bond Portfolio: I Class*)
MFS® Variable Insurance Trust
•	MFS Value Series: Service Class
Nationwide Variable Insurance Trust ("NVIT") (formerly Gartmore Variable Insurance Trust ("GVIT"))
•	American Funds NVIT Asset Allocation Fund: Class II
•	American Funds NVIT Bond Fund: Class II
•	American Funds NVIT Global Growth Fund: Class II
•	American Funds NVIT Growth Fund: Class II
•	American Funds NVIT Growth-Income Fund: Class II
•	Federated NVIT High Income Bond Fund: Class III*†
•	Gartmore NVIT Emerging Markets Fund: Class III†
•	Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class I (formerly GVIT Small Cap Growth Fund: Class I)
•	Nationwide Multi-Manager NVIT Small Cap Value Fund: Class I (formerly GVIT Small Cap Value Fund: Class I)
•	Nationwide Multi-Manager NVIT Small Company Fund: Class I (formerly GVIT Small Company Fund: Class I)
•	Nationwide NVIT Global Health Sciences Fund: Class III†
•	Nationwide NVIT Global Technology and Communications Fund: Class III†
•	Nationwide NVIT Government Bond Fund: Class I
•	Nationwide NVIT Investor Destinations Funds: Class II
➢	Nationwide NVIT Investor Destinations Conservative Fund: Class II
➢	Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II
➢	Nationwide NVIT Investor Destinations Moderate Fund: Class II
➢	Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II
➢	Nationwide NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide NVIT Mid Cap Growth Fund: Class I
•	Nationwide NVIT Money Market Fund: Class I
•	Nationwide NVIT U.S. Growth Leaders Fund: Class I
•	NVIT International Index Fund: Class VIII†
•	NVIT International Value Fund: Class VI†
•	NVIT Mid Cap Index Fund: Class I
•	NVIT Nationwide® Fund: Class I
•	Van Kampen NVIT Comstock Value Fund: Class I*
•	Van Kampen NVIT Multi Sector Bond Fund: Class I*
Neuberger Berman Advisers Management Trust
•	AMT Fasciano Portfolio: S Class*
•	AMT International Portfolio: S Class†
•	AMT Regency Portfolio: S Class
•	AMT Socially Responsive Portfolio: I Class
Oppenheimer Variable Account Funds
•	Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
•	Oppenheimer Global Securities Fund/VA: Class 3†
•	Oppenheimer High Income Fund/VA: Class 4†
•	Oppenheimer Main Street Fund®/VA: Non-Service Shares
•	Oppenheimer Main Street Small Cap Fund®/VA: Service Shares
T. Rowe Price Equity Series, Inc.
•	T. Rowe Price Blue Chip Growth Portfolio: Class II
•	T. Rowe Price Equity Income Portfolio: Class II
•	T. Rowe Price Limited Term Bond Portfolio: Class II
Van Kampen
The Universal Institutional Funds, Inc.
•	Core Plus Fixed Income Portfolio: Class II*
•	U.S. Real Estate Portfolio: Class I

The following investment options are only available in contracts for which good order applications were received before May 1, 2004:

AllianceBernstein Variable Products Series Fund, Inc.
•	AllianceBernstein Growth and Income Portfolio: Class B
•	AllianceBernstein Small/Mid Cap Value Portfolio: Class B
American Century Variable Portfolios, Inc.
•	American Century VP Income & Growth Fund: Class I
Dreyfus
•	Dreyfus Variable Investment Fund – Developing Leaders Portfolio: Service Shares
Federated Insurance Series
•	Federated American Leaders Fund II: Service Shares
•	Federated Capital Appreciation Fund II: Service Shares
Janus Aspen Series
•	Balanced Portfolio: Service Shares
Nationwide Variable Insurance Trust
•	Gartmore NVIT Global Utilities Fund: Class III†
•	Nationwide NVIT Global Financial Services Fund: Class III†
Neuberger Berman Advisers Management Trust

•	AMT Mid-Cap Growth Portfolio: I Class

The following investment options are only available in contracts for which good order applications were received before May 1, 2005:

Putnam Variable Trust
•	Putnam VT Growth and Income Fund: Class IB
•	Putnam VT Voyager Fund: Class IB

The following investment options are only available in contracts for which good order applications were received before May 1, 2006:

Fidelity Variable Insurance Products Fund III
•	VIP Value Strategies Portfolio: Service Class
Franklin Templeton Variable Insurance Products Trust
•	Franklin Rising Dividends Securities Fund: Class 2
MFS® Variable Insurance Trust
•	MFS Investors Growth Stock Series: Service Class

The following investment options are only available in contracts for which good order applications were received before May 1, 2007:

American Century Variable Portfolios, Inc.
•	American Century VP Ultra Fund: Class I
Oppenheimer Variable Account Funds
•	Oppenheimer High Income Fund/VA: Service Shares*

Effective May 1, 2004, the following investment option is not available to receive transfers or new purchase payments:

Van Kampen
The Universal Institutional Funds, Inc.
•	Emerging Markets Debt Portfolio: Class I

Effective September 20, 2004, the following investment options are not available to receive transfers or new purchase payments:

American Century Variable Portfolios, Inc.
•	American Century VP International Fund: Class I
Credit Suisse Trust
•	Large Cap Value Portfolio
Dreyfus
•	Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
Fidelity Variable Insurance Products Fund
•	VIP High Income Portfolio: Service Class*
•	VIP Overseas Portfolio: Service Class
Fidelity Variable Insurance Products Fund III
•	VIP Growth Opportunities Portfolio: Service Class
Franklin Templeton Variable Insurance Products Trust
•	Templeton Foreign Securities Fund: Class 2
Janus Aspen Series
•	Global Technology Portfolio: Service Shares
•	International Growth Portfolio: Service Shares
Nationwide Variable Insurance Trust
•	Gartmore NVIT Emerging Markets Fund: Class I
•	Gartmore NVIT Global Utilities Fund: Class I
•	Gartmore NVIT International Growth Fund: Class I
•	Gartmore NVIT Worldwide Leaders Fund: Class I
•	J.P. Morgan NVIT Balanced Fund: Class I
•	Nationwide NVIT Global Financial Services Fund: Class I
•	Nationwide NVIT Global Health Sciences Fund: Class I
•	Nationwide NVIT Global Technology and Communications Fund: Class I
•	Nationwide NVIT Growth Fund: Class I
•	NVIT International Value Fund: Class II
•	NVIT Nationwide® Leaders Fund: Class I
Neuberger Berman Advisers Management Trust
•	AMT Guardian Portfolio: I Class
•	AMT Partners Portfolio: I Class
Oppenheimer Variable Account Funds
•	Oppenheimer Global Securities Fund/VA: Non-Service Shares
•	Oppenheimer MidCap Fund/VA: Non-Service Shares
Van Eck Worldwide Insurance Trust
•	Worldwide Emerging Markets Fund: Initial Class
•	Worldwide Hard Assets Fund: Initial Class
Van Kampen
The Universal Institutional Funds, Inc.
•	Mid Cap Growth Portfolio: Class I
Wells Fargo Advantage Variable Trust
•	Wells Fargo Advantage VT Opportunity Fund

Effective May 1, 2005, the following investment option is not available to receive transfers or new purchase payments:

Nationwide Variable Insurance Trust
•	Federated NVIT High Income Bond Fund: Class I*

†These investment options assess a short-term trading fee.

*These investment options may invest in lower quality debt securities commonly referred to as junk bonds.

Purchase payments not invested in the investment options of the Nationwide Variable Account-9 ("variable account") may be allocated for the purchase of fixed annuity payments (see Appendix B).

Glossary of Special Terms

Accumulation unit - An accounting unit of measure used to calculate the variable account value prior to the income start date.

Annual benefit leveling - The adjustment to variable annuity payments to make payments made during the following 12 months equal in amount.

Annuity income unit - An accounting unit of measure used to calculate the variable annuity payments after the first payment.

Assumed investment return - The net investment return required to maintain level variable annuity payments.  The selected assumed investment return is used in calculating the initial variable annuity payment.

Assumed investment return factor - The assumed investment return factor adjusts the annuity income unit value based on the assumed investment return chosen by the contract owner and permitted under the contract.

Commutation value - The value of future annuity payments that are converted (commuted) into a lump sum.  The commutation value may be available for withdrawal under certain income options and may be available to beneficiaries when an annuitant dies before all term certain payments have been made.

Contract value - The total value of any amount allocated to the variable account (plus or minus any investment experience) plus any amount designated for the purchase of fixed annuity payments, less any distributions previously made.

FDIC - Federal Deposit Insurance Corporation.

Fixed annuity payment(s) - Annuity payments that are guaranteed by Nationwide as to dollar amount.

General account - All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

Income option - The type of annuity payments chosen by the contract owner.

Income start date - The date annuity payments actually commence.

Individual Retirement Annuity - An annuity described in Section 408(b) of the Internal Revenue Code (not including Roth IRAs).

Investment option(s) - The underlying mutual funds which are purchased by the variable account and accounted for in separate sub-accounts of the variable account.  The performance of selected investment options determines the value of variable annuity payments after the first payment.

NCUSIF - National Credit Union Share Insurance Fund.

Nationwide - Nationwide Life Insurance Company.

Net asset value - The value of one share of an investment option at the end of a market day or at the close of the New York Stock Exchange.

Non-Qualified Contract - A contract which does not qualify for favorable tax treatment as an Individual Retirement Annuity, Roth IRA, or Tax Sheltered Annuity.

Roth IRA - An annuity described in Section 408A of the Internal Revenue Code.

SEC - Securities and Exchange Commission.

Sub-accounts - Separate and distinct divisions of the variable account.  Each sub-account corresponds to a specific investment option upon which investment performance is based.

Tax Sheltered Annuity - An annuity described in Section 403(b) of the Internal Revenue Code.

Valuation date - Each day the New York Stock Exchange and Nationwide’s home office are open for business, or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that the current net asset value of accumulation units or annuity units might be materially affected.  Values of the variable account are determined as of the close of the New York Stock Exchange which generally closes at 4:00 p.m. Eastern Time, but may close earlier on certain days and as conditions warrant.

Valuation period - The period of time beginning at the close of a valuation date and ending at the close of business on the next valuation date.

Variable account - Nationwide Variable Account-9, which is a separate account of Nationwide.  The variable account is divided into sub-accounts, each of which invests in shares of a separate investment option.

Variable account value - The amount allocated to the variable account plus or minus investment experience minus any previous variable account distributions.

Variable annuity payment(s) - Annuity payments which are not guaranteed as to dollar amount and which vary with the investment experience of the investment options.

Table of Contents	Page
Glossary of Special Terms	4
Contract Expenses	7
Investment Option Annual Expenses	7
Synopsis of the Contracts	8
Purchase Payments
Charges and Expenses
Annuity Payments
Taxation
Ten Day Free Look
Financial Statements	8
Condensed Financial Information	8
Nationwide Life Insurance Company	9
Nationwide Investment Services Corporation	9
Investing in the Contract	9
The Variable Account and Investment Options
The Contract In General	10
Distribution, Promotional and Sales Expenses
Investment Options
Profitability
Standard Charges and Deductions	12
Mortality and Expense Risk Charge
Contingent Deferred Sales Charge
Short-Term Trading Fees
Variable to Fixed Transfer Processing Fee
Check Processing Fee
Premium Taxes
Optional Contract Benefits, Charges and Deductions	13
America's Income Annuity Income Foundation Rider
Parties with Interests in the Contract	13
Contract Owner
Joint Owner
Annuitant and Joint Annuitant
Payee
Beneficiary and Contingent Beneficiary
Ownership Rights	14
Ownership Rights at the Time of Application
Ownership Rights Between the Date of Issue and the Income Start Date
Ownership Rights Between the Income Start Date and Prior to the Annuitant’s Death
Changes
Operation of the Contract	14
Purchase Payment
Allocation of the Purchase Payment
Pricing
Transfers between Variable Annuity Payments and Fixed Annuity Payments
Transfer Restrictions
Sub-Account Transfers
Right to Examine and Cancel	18
Withdrawals (Redemptions)	18
Withdrawals Before the Income Start Date
Withdrawals On or After the Income Start Date
Partial Withdrawals (Partial Redemptions)
Full Withdrawals (Full Redemptions)
Restrictions on Withdrawals from a Tax Sheltered Annuity
Assignment	19

Table of Contents (continued)	Page
Annuity Payments	19
Income Start Date
Frequency and Amount of Annuity Payments
Form of Annuity Payment
Fixed Annuity Payments
Variable Annuity Payments
Annual Benefit Leveling
America's Income Annuity Income Foundation Rider
Income Options	25
Single Life
Single Life with Term Certain
Single Life with Cash Refund
Joint and Last Survivor
Joint and 100% Last Survivor with Term Certain
Joint and 100% Last Survivor with Cash Refund
Joint and 50% Survivor
Term Certain
Term Certain with Enhanced Death Benefit
Any Other Option
Death Before the Income Start Date	27
Death of Contract Owner
Death of Annuitant
Death On or After the Income Start Date	27
Death of Contract Owner
Death of Annuitant
Statements and Reports	27
Legal Proceedings	28
Table of Contents of Statement of Additional Information	30
Appendix A: Investment Options	31
Appendix B: Fixed Annuity Payments	42
Appendix C: Illustration of Variable Annuity Income	44
Appendix D: Condensed Financial Information	46
Appendix E: Contract Types and Tax Information	78

Contract Expenses

The following tables describe the fees and expenses that a contract owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a contract owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.  State premium taxes may also be deducted.

Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments withdrawn)	6%[1]
Maximum Variable to Fixed Transfer Processing Fee (per variable to fixed transfer)	lesser of
$25 or 2% of the amount transferred[2]
Maximum Short-Term Trading Fee (as a percentage of transaction amount)	1%
Maximum Check Processing Fee	$15[3]
Maximum Premium Tax Charge (as a percentage of purchase payments)	5%[4]

The next table describes the fees and expenses that a contract owner will pay periodically during the life of the contract (not including investment option fees and expenses).

Recurring Contract Expenses
Variable Account Annual Expenses (annualized rate of total variable account charges as a percentage of the daily net assets)[5]
Mortality and Expense Risk Charge	1.25%
America's Income Annuity Income FoundationSM Rider Total Variable Account Charges (including this option)	1.00%[6] 2.25%

Investment Option Annual Expenses

The next table shows the minimum and maximum total operating expenses, as of December 31, 2006, charged by the investment options periodically during the life of the contract.  The table does not reflect Short-Term Trading Fees.  More detail concerning each investment option’s fees and expenses is contained in the prospectus for each investment option.

Total Annual Investment Option Operating Expenses	Minimum	Maximum

(expenses that are deducted from investment option assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average investment option assets)	0.25%	11.49%

The minimum and maximum investment option operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some investment options.  Therefore, actual expenses could be lower.  Refer to the investment option prospectuses for specific expense information.

1 Range of CDSC over time:
Number of Completed Years from Date of Issue	0	1	2	3	4	5	6	Thereafter
CDSC Percentage	6%	6%	5%	5%	4%	3%	2%	0%
(For contracts issued on or after May 1, 2003 and before May 1, 2004, no CDSC will be assessed for withdrawals taken during the first contract year.)  A CDSC will only be assessed if a withdrawal (other than an annuity payment) is taken as permitted under certain income options.  Income options permitting withdrawals are: Single Life with Term Certain, Joint and 100% Last Survivor with Term Certain, Term Certain, and Term Certain with Enhanced Death Benefit (only available for contracts issued prior to May 1, 2002).
The Internal Revenue Code may impose restrictions on withdrawals from contracts issued as Tax Sheltered Annuities.

2Currently, Nationwide does not assess a Variable to Fixed Transfer Processing Fee.  If assessed, the fee will be deducted from the amount transferred.

3 For contracts issued on or after May 1, 2004, Nationwide reserves the right to assess a fee for each annuity payment made by check.  The fee will be deducted from each annuity payment check issued.

4Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.

5These charges apply only to sub-account allocations.  They are charged on a daily basis at the annualized rate noted above.

6The America's Income Annuity Income Foundation Rider is a guaranteed variable annuity payment option that may only be elected at application. Election of the option is irrevocable.  It is not available in conjunction with fixed annuity payments or Term Certain options of less than ten years.  If elected, Nationwide reserves the right to assess the Variable to Fixed Transfer Processing Fee described above.

The following investment options assess a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to that sub-account (see "Short-Term Trading Fees"):

•	American Century Variable Portfolios, Inc. – American Century VP International Fund: Class III
•	Fidelity Variable Insurance Products Fund IV – VIP Energy Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class R
•	Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund: Class 3
•	Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 3
•	Franklin Templeton Variable Insurance Products Trust – Templeton Global Income Securities Fund: Class 3
•	Janus Aspen Series – International Growth Portfolio: Service II Shares
•	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III
•	Nationwide Variable Insurance Trust - Gartmore NVIT Emerging Markets Fund: Class III
•	Nationwide Variable Insurance Trust - Gartmore NVIT Global Utilities Fund: Class III
•	Nationwide Variable Insurance Trust - NationwideNVIT Global Financial Services Fund: Class III
•	Nationwide Variable Insurance Trust - NationwideNVIT Global Health Sciences Fund: Class III
•	Nationwide Variable Insurance Trust - NationwideNVIT Global Technology and Communications Fund: Class III
•	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
•	Nationwide Variable Insurance Trust - NVIT International Value Fund: Class VI
•	Neuberger Berman Advisers Management Trust – AMT International Portfolio: S Class
•	Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 3
•	Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Class 4

Synopsis of the Contracts

The contracts described in this prospectus are individual single premium immediate fixed and variable annuity contracts.

The contracts can be categorized as:

•	Individual Retirement Annuities ("IRAs");
•	Non-Qualified Contracts;
•	Roth IRAs; or
•	Tax Sheltered Annuities.

For more detailed information with regard to the differences in contract types, please see "Types of Contracts" in Appendix E.

Purchase Payments

The minimum single purchase payment is $35,000.  No additional purchase payments will be accepted or permitted.

Charges and Expenses

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.25% of the daily net assets of the variable account.  Nationwide assesses this charge in return for bearing certain mortality and expense risks, as well as for administrative expenses.

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract.  However, if the income option elected permits withdrawals other than annuity payments, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") upon such withdrawal.  This CDSC reimburses Nationwide for sales expenses.  The amount of the CDSC will not exceed 6% of purchase payments withdrawn (see "Contingent Deferred Sales Charge").

If the contract owner elected the America's Income Annuity Income Foundation Rider, Nationwide will deduct an additional amount equal to an annualized rate of 1.00% of the daily net assets of the variable account.  This charge reimburses Nationwide for the increased market risk assumed in order to provide the benefit of guaranteed payments associated with this optional benefit.

Annuity Payments

Annuity payments begin on the income start date and will be based on the income option chosen at the time of application (see "Income Options").  Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Taxation

The tax treatment of the contracts depends on the type of contract issued and the purpose for which the contract is purchased.  Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" in Appendix E and "Premium Taxes").

Ten Day Free Look

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or other amounts as required by law (see "Right to Examine and Cancel").

Financial Statements

Financial statements for the variable account and the consolidated financial statements of Nationwide Life Insurance Company are located in the Statement of Additional Information.  A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

Condensed Financial Information

The value of an annuity income unit is determined on the basis of changes in the per share value of an investment option and the assessment of variable account charges which may vary from contract to contract (for more information on the calculation of annuity income unit values, see "Value of an Annuity Income Unit").  Please refer to Appendix D for information regarding each class of annuity income units.

Nationwide Life Insurance Company

Nationwide is a stock life insurance company organized under Ohio law in March, 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products.  It is admitted to do business in all states, the District of Columbia, Puerto Rico, and the Virgin Islands.

Nationwide is a member of the Nationwide group of companies.  Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies.  The Companies were organized under Ohio law in December 1925 and 1933 respectively.  The Companies engage in a general insurance and reinsurance business, except life insurance.

Nationwide Investment Services Corporation

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215.  NISC is a wholly owned subsidiary of Nationwide.

Investing in the Contract

The contracts described in this prospectus are combination fixed and variable immediate annuity contracts.  The following provisions discuss those interests under the contracts that relate to the portion of the purchase payment allocated to variable annuity payments.  For a discussion of the interests allocated to fixed annuity payments, see Appendix B.

The Variable Account and Investment Options

Nationwide Variable Account-9 is a variable account that invests in the investment options listed in Appendix A.  Nationwide established the variable account on May 22, 1997, pursuant to Ohio law.  Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account’s own investment experience and not the investment experience of Nationwide’s other assets.  The variable account’s assets are held separately from Nationwide’s other assets and are not chargeable with liabilities incurred in any other business of Nationwide.

The variable account is divided into sub-accounts, each corresponding to a single investment option.  Nationwide uses the assets of each sub-account to buy shares of the investment options based on contract owner instructions. Each investment option’s prospectus contains more detailed information about that investment option.  Prospectuses for the investment options should be read in conjunction with this prospectus.

Investment options in the variable account are NOT publicly traded mutual funds.  They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the investment options may manage publicly traded mutual funds with similar names and investment objectives.  However, the investment options are NOT directly related to any publicly traded mutual fund.  Contract owners should not compare the performance of a publicly traded fund with the performance of investment options participating in the variable account.  The performance of the investment options could differ substantially from that of any publicly traded funds.

The particular investment options available under the contract may change from time to time.  Specifically, investment options or investment option share classes that are currently available may be removed or closed off to future investment.  New investment options or new share classes of currently available investment options may be added.  Contract owners will receive notice of any such changes that affect their contract.  Additionally, not all of the investment options listed below are available in every state.

In the future, additional investment options managed by certain financial institutions, brokerage firms, or their affiliates may be added to the variable account.  These additional investment options may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

Voting Rights

Contract owners who have allocated assets to the investment options are entitled to certain voting rights.  Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions.  However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an investment option will be notified of issues requiring a shareholders’ vote as soon as possible before the shareholder meeting.  Notification will contain proxy materials and a form with which to give Nationwide voting instructions.  Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.  What this means to you is that when only a small number of contract owners vote, each vote has a greater impact on the outcome.

The number of shares which a contract owner may vote will be determined as of a date to be chosen by Nationwide not more than 90 days prior to the shareholder meeting.

Material Conflicts

The investment options may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide.  Nationwide does not anticipate any disadvantages to this.  However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these investment options participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies.  If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the investment option(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another investment option for shares already purchased or to be purchased in the future if either of the following occurs:

1)	shares of a current investment option are no longer available for investment; or

2)	further investment in an investment option becomes inappropriate in the judgement of Nationwide management.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.

The Contract in General

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs.  There are costs and charges associated with these benefits and advantages – costs and charges that are different, or do not exist at all, within other investment products.  With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates.

Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options.  This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.  Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.

The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries.  It is not intended to be used:

•	by institutional investors;

•	in connection with other Nationwide contracts that have the same annuitant; or

•	in connection with other Nationwide contracts that have different annuitants, but the same contract owner.

By providing these annuity benefits, Nationwide assumes certain risks.  If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk, including, but not limited to, rescinding the contract and returning the contract value (less any applicable Contingent Deferred Sales Charge and/or market value adjustment).  Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete or otherwise deficient information provided by the contract owner.

In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.

These contracts are offered to customers of various financial institutions and brokerage firms.  The individual financial institution or brokerage firm may limit the availability of certain features or optional benefits in accordance with their internal policies.  No financial institution or brokerage firm is responsible for the guarantees under the contracts.  Guarantees under the contracts are the sole responsibility of Nationwide.

In general, variable annuities are long-term investments; they are not intended as short-term investments.  Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership.  It is very important that contract owners and prospective contract owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract.  Contract charges may not be the same in later contract years as they are in early contract years.  The various contract charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

Distribution, Promotional and Sales Expenses

Nationwide pays commissions to the firms that sell the contracts.  The maximum gross commission that Nationwide will pay on the sale of the contracts is 6.5% of purchase payments.  Note that the individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm.  Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.

In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products.  For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

Investment Options

Nationwide’s Relationship with the Investment Options

The investment options incur expenses each time they sell, administer, or redeem their shares.  The variable account aggregates contract owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each investment option daily.   The variable account (not the contract owners) is the investment option shareholder.  When the variable account aggregates transactions, the investment option does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public.  Nationwide incurs these expenses instead.

Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the investment options by providing contract owners with sub-account options that correspond to the investment options.

An investment adviser or subadviser of an investment option or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities.  These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.

Types of Payments Nationwide Receives

In light of the above, the investment options and their affiliates make certain payments to Nationwide or its affiliates (the “payments”).  The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee.  These payments may be used by us for any corporate purpose, which include reducing the prices of the contracts, paying expenses that Nationwide or its affiliates incur in promoting, marketing, and administering the contracts and the underlying mutual funds, and achieving a profit.

Nationwide or its affiliates receive the following types of payments:

•	Investment option 12b-1 fees, which are deducted from investment option assets;

•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the investment option, which may be deducted from investment option assets; and

•
Payments by an investment option’s adviser or subadviser (or its affiliates).  Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from investment option assets and is reflected in mutual fund charges.

Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated investment options (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the investment options for investment advisory, administrative, transfer agency, distribution, and/or other services.  Thus, Nationwide may receive more revenue with respect to affiliated investment options than unaffiliated investment options.

Nationwide took into consideration the anticipated payments from the investment options when we determined the charges imposed under the contracts (apart from fees and expenses imposed by the investment options).  Without these payments, Nationwide would have imposed higher charges under the contract.

Amount of Payments Nationwide Receives

For the year ended December 31, 2006, the investment option payments Nationwide and its affiliates received from the investment option did not exceed 0.65% (as a percentage of the average daily net assets invested in the investment options) offered through this contract or other variable contracts that Nationwide and its affiliates issue.  Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.

Most investment options or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from investment option to investment option and some may not make any payments at all.  Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the investment options attributable to the contract, Nationwide and its affiliates may receive higher payments from investment options with lower percentages (but greater assets) than from investment options that have higher percentages (but fewer assets).

For additional information related to amount of payments Nationwide receives, go to www.nationwide.com.

Identification of Investment Options

Nationwide may consider several criteria when identifying the investment options, including some or all of the following:  investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses.  Another factor Nationwide considers during the identification process is whether the investment option’s adviser or subadviser is one of our affiliates or whether the investment option, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates.

There may be investment options with lower fees, as well as other variable contracts that offer investment options with lower fees.  You should consider all of the fees and charges of the contract in relation to its features and benefits when making your decision to invest.  Please note that higher contract and investment option fees and charges have a direct effect on your investment performance.

Profitability

Nationwide does consider profitability when determining the charges in the contract.  In early contract years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher.  Nationwide does, however, anticipate earning a profit in later contract years.  In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.

Standard Charges and Deductions

Mortality and Expense Risk Charge

Nationwide deducts a Mortality and Expense Risk Charge from the variable account.  This amount is computed on a daily basis, and is equal to an annualized rate of 1.25% of the daily net assets of the variable account.

The Mortality Risk Charge compensates Nationwide for guaranteeing the annuity purchase rates of the contracts.  This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population.  The Mortality Risk Charge also compensates Nationwide for risks assumed in connection with the standard death benefit, but only partially compensates Nationwide in connection with the Enhanced Death Benefit, for which there is a separate charge.

The Expense Risk Charge compensates Nationwide for guaranteeing that administration charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.  Nationwide may realize a profit from this charge.

Contingent Deferred Sales Charge

No sales charge deduction is made from the purchase payment upon deposit into the contract.  However, if the income option elected permits withdrawals other than regular annuity payments, Nationwide will deduct a CDSC upon such withdrawal.  The CDSC will not exceed 6% of the amount withdrawn.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount that is withdrawn.  The applicable CDSC will not be applied to any amount in excess of the single purchase payment.

The CDSC applies as follows:

Number of Completed Years from Date of Issue	CDSC Percentage
0	6%*
1	6%
2	5%
3	5%
4	4%
5	3%
6	2%
Thereafter	0%

*For contracts issued on or after May 1, 2003 and before May 1, 2004, no CDSC will be assessed for withdrawals taken during the first contract year.

The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses.  If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general account, which may indirectly include portions of the variable account charges, since Nationwide may generate a profit from these charges.

Contract owners taking withdrawals (other than substantially equal periodic payments for life) before age 59½ may be subject to a 10% tax penalty.  In addition, all or a portion of the withdrawal may be subject to federal income taxes (see "Federal Income Taxes" in Appendix E).

Short-Term Trading Fees

Some investment options may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to the sub-account.

Short-term trading fees are intended to compensate the investment option (and contract owners with interests allocated in the investment option) for the negative impact on fund performance that may result from frequent, short-term trading strategies.  Short-term trading fees are not intended to affect the large majority of contract owners not engaged in such strategies.

Any short-term trading fee assessed by any investment option available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.  Short-term trading fees will only apply to those sub-accounts corresponding to investment options that charge such fees (see the investment option prospectus).  Any short-term trading fees paid are retained by the investment option, not by Nationwide, and are part of the investment option's assets.  Contract owners are responsible for monitoring the length of time allocations are held in any particular investment option.  Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the investment options offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see "Investment Option Annual Expenses" earlier in this prospectus.

If a short-term trading fee is assessed, the investment option will charge the variable account 1% of the amount determined to be engaged in short-term trading.  The variable account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner’s sub-account value.  All such fees will be remitted to the investment option; none of the fee proceeds will be retained by Nationwide or the variable account.

When multiple purchase payments (or exchanges) are made to a sub-account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees.  In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees.  Transactions that are not subject to short-term trading fees include:

•	the redemption of annuity income units to make annuity payments;

•	the redemption of annuity income units to pay death benefits, if applicable;

•	withdrawals from the contract (as permitted under the income option selected); or

•	variable to fixed transfers, as discussed in the "Transfers between Variable Annuity Payments and Fixed Annuity Payments" provision.

New share classes of certain currently available investment options may be added to the contracts.  These new share classes may require the assessment of short-term trading or redemption fees.  When these new share classes are added, sub-account transfers to the investment options in question may be limited to the new share class.

Variable to Fixed Transfer Processing Fee

Nationwide reserves the right to assess a variable to fixed transfer processing fee, which will equal the lesser of $25 or 2% of the amount transferred.  The fee compensates Nationwide for transaction costs associated with making variable to fixed transfers.  The fee will be deducted from the amount transferred.  Nationwide may need to assess this fee against contracts that have elected the AIA Income Foundation Rider while not assessing it against contracts that have not elected the rider.  Due to the potential for Nationwide to experience increased transaction costs associated with selling the financial instruments held to support the guarantees associated with the rider, Nationwide reserves the right to assess this fee against contracts with the rider while not assessing it against contracts without the rider.  Currently, Nationwide does not assess this fee against any contracts.

Check Processing Fee

For contracts issued on or after May 1, 2004, Nationwide reserves the right to assess a fee, not to exceed $15, for each annuity payment made by check.  No such charge will be assessed to contracts issued prior to May 1, 2004.  The fee compensates Nationwide for expenses related to processing and mailing checks.  The fee will be deducted from each annuity payment check issued.  Nationwide does not currently assess this fee.

Premium Taxes

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity.  Premium tax rates currently range from 0% to 5%.  This range is subject to change.  The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

1)	the time the contract is issued;

2)	the time the contract is surrendered;

3)	annuitization; or

4)	such earlier date as Nationwide becomes subject to premium taxes.

Optional Contract Benefits, Charges and Deductions

America's Income Annuity Income FoundationSM Rider (AIA Income Foundation Rider)

If the contract owner elected the AIA Income Foundation Rider, Nationwide will deduct an additional amount equal to an annualized rate of 1.00% of the daily net assets of the variable account.  This charge is in addition to the variable account charges of 1.25% assessed against every contract.  This charge reimburses Nationwide for the increased risk assumed in guaranteeing variable annuity payments with this optional benefit.  If the charge is insufficient to cover actual expenses, the loss will be borne by Nationwide.  Nationwide could also profit from this charge.

Parties with Interests in the Contract

Contract Owner

The contract owner has all rights under the contract, unless a joint owner is named.  If a joint owner is named, each joint owner has all rights under the contract.  Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Joint Owner

Joint owners each own an undivided interest in the contract.  Joint owners must be spouses at the time joint ownership is requested unless state law requires Nationwide to allow non-spousal joint owners.  A joint owner may only be named in Non-Qualified Contracts.

Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners.  However, if a written election, signed by both contract owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently.  If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

If a contract owner who isnot the annuitant dies before the income start date and there is a surviving joint owner, the joint owner will become the contract owner.

If the contract owner who is the annuitant dies before the income start date and there is a surviving joint owner, the contract will terminate and Nationwide will pay the contract value to the joint owner.

Annuitant and Joint Annuitant

The annuitant (and joint annuitant, if applicable) must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant or joint annuitant of greater age.  Once designated, the annuitant and joint annuitant, if applicable, cannot be changed.  Joint annuitants can be named only if permitted under the elected income option.

Payee

The payee is the person designated, at the time of application, by the contract owner to receive annuity payments.  If no payee is designated at the time of application, the payee will be the annuitant.

Beneficiary and Contingent Beneficiary

The beneficiary is the person who may receive benefits under the contract if the annuitant (and joint annuitant, if any) dies after the income start date.  The contract owner can name more than one beneficiary.  The beneficiaries will share the benefits equally, unless otherwise specified.

If no beneficiary survives the annuitant (and the joint annuitant, if any), the beneficiary’s rights will vest in the contingent beneficiary.  Contingent beneficiaries will share the benefits equally, unless otherwise specified.

If no beneficiary or contingent beneficiary survives the annuitant (and the joint annuitant, if any), all beneficiary rights will vest with the contract owner or the last surviving contract owner’s estate.

If the annuitant (and joint annuitant, if any) dies before the income start date, and there is no surviving contract owner or joint owner, Nationwide will pay the contract proceeds to the beneficiary.

Ownership Rights

Ownership Rights at the Time of Application

At the time of application, the contract owner designates/elects:

1)	an annuitant, and if applicable, a joint annuitant;

2)	a payee to whom annuity payments will be made;

3)	the frequency of payments, income option, assumed investment return (if applicable), and income start date;

4)	a beneficiary, and if applicable, a contingent beneficiary;

5)	the portion of the purchase payment used to purchase fixed annuity payments and/or variable annuity payments;

6)	the allocation among investment options, if applicable; and

7)	any optional benefits that may be provided under the elected income option.

Once elected, the income option cannot be changed.

Ownership Rights Between the Date of Issue and the Income Start Date

Between the date of issue and the income start date, the contract owner has the right to:

1)	cancel the contract during the free look period;

2)	change the beneficiary and/or the contingent beneficiary;

3)	change allocations among investment options;

4)
request a "variable to fixed transfer" whereby a portion of the purchase payment that was originally designated to provide variable annuity payments is transferred in order to provide fixed annuity payments.  Variable to fixed transfers are irrevocable and subject to the terms and conditions described in the "Transfers between Variable Annuity Payments and Fixed Annuity Payments" provision;

5)	elect to take a partial or full withdrawal, if permitted under the income option selected and subject to any restrictions described in this prospectus; and

6)	elect or revoke a prior election of Annual Benefit Leveling (see "Annual Benefit Leveling").

Ownership Rights Between the Income Start Date and Prior to the Annuitant’s Death

After the income start date and prior to the annuitant’s death, the contract owner has the right to:

1)	change the beneficiary and/or the contingent beneficiary;

2)	change allocations among investment options;

3)
request a "variable to fixed transfer" whereby a portion of the purchase payment that was originally designated to provide variable annuity payments is transferred in order to provide fixed annuity payments.  Variable to fixed transfers are irrevocable and subject to the terms and conditions described in the "Transfers between Variable Annuity Payments and Fixed Annuity Payments" provision;

4)	elect to take a partial or full withdrawal, depending on the income option selected and subject to any restrictions described in this prospectus; and

5)	elect or discontinue Annual Benefit Leveling.

Changes

All changes, except those to Annual Benefit Leveling, will take effect as of the time such changes are recorded by Nationwide, whether or not the contract owner or annuitant is living at the time of the recording.  Nationwide will not be liable for any payments made or actions taken by Nationwide before recording the change.  Changes to Annual Benefit Leveling will take effect on the next anniversary of the income start date.

Nationwide may require that all changes be submitted in writing or in another form Nationwide deems acceptable.  Nationwide may require that signatures be guaranteed by a member firm of a major stock exchange or other depository institution qualified to give such a guarantee.

Operation of the Contract

Purchase Payment

The minimum single purchase payment must be at least $35,000.  No additional purchase payments will be accepted or permitted.  However, if the contract is being funded from multiple sources, Nationwide, at its sole discretion, may permit multiple deposits into the contract prior to the income start date.

The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $2,000,000 for single life income options or term certain income options, and $3,000,000 for joint life income options without Nationwide’s prior consent.

Allocation of the Purchase Payment

For any particular income option, the single purchase payment may be allocated to provide variable annuity payments, fixed annuity payments, or a combination of both.  Changes to this allocation are permitted as described in the "Transfers between Variable Annuity Payments and Fixed Annuity Payments" provision.

Nationwide allocates that portion of the purchase payment intended for variable annuity payments to investment options as instructed by the contract owner.  Shares of the investment options are purchased by the variable account at net asset value and temporarily maintained as accumulation units until being converted into annuity income units on the income start date.  Contract owners can change allocations or make exchanges among the sub-accounts subject to conditions imposed by the investment options and those set forth in the contract.

If the AIA Income Foundation Rider was elected, additional restrictions apply to allocations of purchase payment and subsequent exchanges of variable account value, see "AIA Income Foundation Rider" later in this prospectus.

Pricing

The portion of the single purchase payment designated for variable annuity payments will be allocated to sub-accounts and will be priced at the unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete.  If the application is not complete, Nationwide may retain the purchase payment for up to 5 business days while attempting to complete it.  If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay.  The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Except on the days listed below and on weekends, purchase payments, transfers and surrenders are priced every day.  Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

•New Year's Day	•Independence Day
•Martin Luther King, Jr. Day	•Labor Day
•Presidents’ Day	•Thanksgiving
•Good Friday	•Christmas
•Memorial Day

Nationwide also will not price the purchase payment if:

1)	trading on the New York Stock Exchange is restricted;

2)	an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist.  If Nationwide is closed on days when the New York Stock Exchange is open, account value may be affected since the contract owner will not have access to their account.

Transfers between Variable Annuity Payments and Fixed Annuity Payments

Any portion of the single purchase payment that is allocated to provide fixed annuity payments may not be transferred to provide variable annuity payments.

Subject to certain terms and conditions, all or a portion of the single purchase payment that is allocated to provide variable annuity payments may be transferred to provide fixed annuity payments.  This type of transfer, referred to as a "variable to fixed transfer," is irrevocable.  Once a variable to fixed transfer is complete, the transferred amount must remain allocated to provide fixed annuity payments for the duration of the contract.  The amount transferred cannot be transferred back to provide variable annuity payments.

Variable to fixed transfers are only available after the later of July 1, 2004 or the date state insurance authorities approve applicable contract modifications.

Currently, Nationwide does not assess a fee for variable to fixed transfers on any contracts.  However, Nationwide reserves the right to assess a variable to fixed transfer processing fee, which will equal the lesser of $25 or 2% of the amount transferred.  The fee will be deducted from the amount transferred.  Nationwide also reserves the right to assess the variable to fixed transfer processing fee on contracts that have elected the AIA Income Foundation Rider while not assessing it against contracts that have not elected the rider.  See "Standard Charges and Deductions" earlier in this prospectus.

Each variable to fixed transfer request is subject to the following terms and conditions:

•	variable to fixed transfers are not permitted prior to the end of the free look period;

•	the annuitant and joint annuitant, if applicable, must be younger than age 91 at the time the variable to fixed transfer is requested;

•	the minimum variable to fixed transfer amount is the lesser of $10,000 or the total variable account value;

•
after the variable to fixed transfer, the variable account value must be at least $2,000 (as of the date of the transfer).  If a requested transfer would result in a variable account value of less than $2,000, Nationwide will attempt to contact the contract owner to obtain revised instructions relating to the transfer.  The contract owner may elect to:

➢	cancel the transaction;

➢	decrease the amount of the variable to fixed transfer so that the variable account value will be $2,000 or more; or

➢	transfer all variable account value to provide for fixed annuity payments.

•	variable to fixed transfers are not permitted if:

➢	the contract owner elected a Term Certain with Enhanced Death Benefit (only available for contracts issued prior to May 1, 2002) income option; or

➢	the contract owner elected a Term Certain income option there are fewer than 5 years remaining in the term certain period;

•	Nationwide reserves the right to limit the number of variable to fixed transfers to 1 per calendar quarter and 20 over the life of the contract;

•	Nationwide reserves the right to prohibit variable to fixed transfers during the remaining term certain period if:

➢	the contract owner elected a Single Life with Term Certain income option or a Joint and 100% Last Survivor with Term Certain income option; and

➢	the contract owner has taken a withdrawal from the contract, as permitted by the income option elected;

•	annuity payments resulting from variable to fixed transfers will be of the same frequency as existing fixed annuity payments; and

•	variable to fixed transfer requests must be submitted in writing and must be signed by the contract owner(s).

Variable to fixed transfers will be taken proportionately from each sub-account based on current allocations.  Variable to fixed transfers do not count as a transfer event.

If a contract owner elected the AIA Income Foundation Rider, the following additional terms and conditions apply to variable to fixed transfer requests:

•
the guaranteed floor payment in effect at the time of the variable to fixed transfer request will be reduced by the ratio of the amount transferred to the variable account value immediately prior to the transfer request; and

•	the amount of any variable to fixed transfer will be based upon the actual variable account value at the time of the request rather than the present value of any guaranteed payments under the rider.

Each variable to fixed transfer will constitute a new fixed annuity segment (a series of fixed annuity payments), which will be calculated as of the date of the transfer.  Fixed annuity segments resulting from variable to fixed transfers will be of the same frequency and will be applied to the same income option that was elected at the time of application.  The only factor that will differ among fixed annuity segments is the purchase rate, which is based on current market conditions at the time the fixed annuity segment is determined.  Due to the varying market conditions, the purchase rates may be more or less favorable at the time each fixed annuity segment is determined.

When multiple transactions are effected on a contract on the same day that a variable to fixed transfer is requested (for example, a sub-account transfer or a withdrawal), the variable to fixed transfer will be processed last.  This could have an effect on whether or not the variable to fixed transfer request meets the terms and conditions described above.

The fixed annuity payment purchased by the variable to fixed transfer will be reflected in the next annuity payment calculated, unless the contract owner has elected Annual Benefit Leveling.  If Annual Benefit Leveling is in effect, the fixed annuity payment purchased by the variable to fixed transfer will be reflected in the first annuity payment on the next income start date anniversary.

Some state jurisdictions do not permit contract owners to take withdrawals from the fixed annuity payment portion of the contract.  In these state jurisdictions, if the contract owner elected an income option that permits withdrawals, a variable to fixed transfer will effectively reduce the amount of commutation value that the contract owner can withdraw.

Transfer Restrictions

Neither the contracts described in this prospectus nor the investment options are designed to support active trading strategies that require frequent movement between or among sub-accounts (sometimes referred to as "market-timing" or "short-term trading").  A contract owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer investment options that are designed specifically to support active trading strategies.

Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among sub-accounts may negatively impact other investors in the contract.  Short-term trading can result in:

•	the dilution of the value of the investors’ interests in the investment option;

•
investment option managers taking actions that negatively impact performance (keeping a larger portion of the investment option assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.

To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.

Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful.  If we are unable to deter active trading strategies, the performance of the sub-accounts that are actively traded may be adversely impacted.

Redemption Fees

Some investment options may assess (against the variable account) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of the allocation to the sub-account.  The fee is assessed against the amount transferred and is paid to the investment option.  Redemption fees compensate the investment option for any negative impact on fund performance resulting from short-term trading.  For more information on short-term trading fees, please see the "Short-Term Trading Fees" provision.

U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices.

Transaction reports are produced and examined.  Generally, a contract may appear on these reports if the contract owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period.  A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (valuation period). For example, if a contract owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted.

In general, Nationwide will adhere to the following guidelines:

Trading Behavior	Nationwide's Response
6 or more transfer events in one calendar quarter
Nationwide will mail a letter to the contract owner notifying them that:
(1)they have been identified as engaging in harmful trading practices; and
(2)if their transfer events exceed 11 in 2 consecutive calendar quarters or 20 in one calendar year, the contract owner will be limited to submitting transfer requests via U.S. mail.

More than 11 transfer events in 2 consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the contract owner to submitting transfer requests via U.S. mail.

Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1.  See, however, the "Other Restrictions" provision below.

Managers of Multiple Contracts

Some investment advisers/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple contract owners.  These multi-contract advisers will be required by Nationwide to submit all transfer requests via U.S. mail.

Other Restrictions

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect contract owners, annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some contract owners (or third parties acting on their behalf).  In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.

Any restrictions that Nationwide implements will be applied consistently and uniformly.

Investment Option Restrictions and Prohibitions

Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the investment options which allow the investment options to:

(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Nationwide contract owner;

(2)	request the amounts and dates of any purchase, redemption, transfer or exchange request (“transaction information”); and

(3)
instruct Nationwide to restrict or prohibit further purchases or exchanges by contract owners that violate policies established by the investment option (whose policies may be more restrictive than Nationwide’s policies).

Nationwide is required to provide such transaction information to the investment options upon their request.  In addition, Nationwide is required to restrict or prohibit further purchases or exchange requests upon instruction from the investment options.  Nationwide and any affected contract owner may not have advance notice of such instructions from an investment option to restrict or prohibit further purchases or exchange requests.  If an investment option refuses to accept a purchase or exchange request submitted by Nationwide, Nationwide will keep any affected contract owner in their current investment option allocation.

Sub-Account Transfers

A contract owner may request to transfer allocations among the sub-accounts at any time, subject to terms and conditions imposed by the contract and the investment options.

A contract owner is permitted 20 "transfer events" each calendar year without restriction.  A "transfer event" is any valuation date on which allocations are moved between investment options, regardless of the quantity of reallocations.  For example, if a contract owner moves variable account value between 20 sub-accounts in one day, the entire reallocation only counts as one transfer event.

If, in any calendar year, a contract owner exceeds the 20 transfer event limit, the contract owner will be required to submit any additional transfer requests via U.S. mail.  Nationwide will reset the transfer limit each January 1st.  The number of transfer events permitted each year is not cumulative; transfer events not used in a given calendar year may not be carried over into subsequent calendar years.

Amounts transferred between the sub-accounts will receive the annuity income unit value that is next computed immediately following receipt of the transfer request.

Sub-Account Transfer Requests

Nationwide will accept sub-account transfer requests in writing or over the telephone.  Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine.  Nationwide may withdraw the telephone exchange privilege at any time upon written notice to contract owners.

Right to Examine and Cancel

Contract owners have a ten day "free look" to examine the contract.  The contract may be returned to Nationwide’s home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law.  The refunded contract value will reflect the deduction of any contract charges, unless otherwise required by law.  All IRA and Roth IRA refunds will be a return of the purchase payment.  State and/or federal law may provide additional free look privileges.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation.  Any additional amounts refunded to the contract owner will be paid by Nationwide.

Withdrawals (Redemptions)

The contract owner may take a withdrawal after the end of the free look period if the contract owner elected one of the following income options at the time of application: Single Life with Term Certain; Joint and 100% Last Survivor with Term Certain; Term Certain; or Term Certain with Enhanced Death Benefit.  If the contract owner did not elect one of the income options listed above, the contract owner may not withdraw value from the contract.  Withdrawals may not be permitted in all states.

Withdrawal requests must be in writing or in a form otherwise acceptable to Nationwide.  Nationwide reserves the right to require that the signature(s) be guaranteed by a member firm of a major stock exchange or other depository institution qualified to give such a guarantee.

Nationwide will pay any amounts withdrawn from the sub-accounts to the contract owner within 7 days of receipt of a proper request and instructions satisfactory to Nationwide.

Nationwide reserves the right to delay payment of a withdrawal from the fixed annuity payment portion of the contract for up to 6 months from the date of the withdrawal request.

Withdrawals Before the Income Start Date

If the income option elected so permits, a contract owner may take a withdrawal after the free look period and before the income start date.  The variable account value on the date of withdrawal will reflect the investment performance of the sub-accounts chosen by the contract owner.  A CDSC may apply.

Withdrawals On or After the Income Start Date

If the income option elected so permits, a contract owner may take a withdrawal on or after the income start date.  The amount available for withdrawal on or after the income start date will be based on the commutation value and will reflect the investment performance of the sub-accounts chosen by the contract owner.  A CDSC may apply.

After the income start date, distributions other than regular annuity payments are generally required to be included in income for federal income tax purposes.  However, this general rule does not apply to a complete withdrawal or redemption of a contract – a portion of the amount received in a complete withdrawal or redemption may be treated for federal income tax purposes as the tax-free return of investment in the contract.  Partial withdrawals or redemptions other than regular annuity payments are generally required to be included in income.  The Internal Revenue Code, Treasury Regulations, and other informational releases by the IRS contain complex rules regarding the taxation of distributions from annuity contracts.  The contract owner should review these tax documents and consult with a tax adviser prior to requesting a distribution.

Commutation Value of Variable Annuity Payments

The commutation value of variable annuity payments is equal to the present value of the variable annuity payments remaining in the term certain period.  This present value is calculated using the assumed investment return for the contract and the annuity income unit values determined at the next unit value calculation after Nationwide receives the withdrawal request.

If a contract owner who has elected Annual Benefit Leveling takes a full withdrawal, the withdrawn amount will be made up of two components:

1)	the commutation values, which do not include amounts allocated to Annual Benefit Leveling; and

2)	the present value of the leveled variable annuity payments scheduled to be paid after Nationwide receives complete instructions, but before the next income start date anniversary.

The present value of these payments will be calculated using the Annual Benefit Leveling interest rate that was assumed when the leveled payment amount was determined.

If a contract owner who has elected Annual Benefit Leveling takes a partial withdrawal, no portion of the present value of the leveled variable annuity payments scheduled to be paid before the next income start date anniversary may be withdrawn.  Only the commutation value of amounts remaining in the investment options or of the fixed annuity payments may be withdrawn.

The commutation value of variable annuity payments when the AIA Income Foundation Rider is elected is calculated in the same manner as the commutation value of variable annuity payments when the rider is not elected.  However, because the charge associated with the rider will also be reflected in the calculation, the value will be lower.

If a contract owner who has elected the AIA Income Foundation Rider takes a partial withdrawal, no consideration is given to the present value of any guaranteed variable annuity payments under the rider.  Only the commutation value of amounts in the variable account may be withdrawn.

Commutation Value of Fixed Annuity Payments

The commutation value of fixed annuity payments is defined in Appendix B.

Partial Withdrawals (Partial Redemptions)

If a partial withdrawal is allowed under the income option and elected, the contract owner must specify the percentage of the withdrawal to be taken from fixed annuity payments and/or variable annuity payments.

A partial withdrawal will result in the reduction of the remaining term certain period payments.  If the contract owner elects a partial withdrawal of fixed annuity payments, Nationwide will proportionally reduce the remaining payments in the term certain period by the ratio of the withdrawal amount received from fixed annuity payments, plus any CDSC, to the total commutation value available from fixed annuity payments.  If the contract owner elects a partial withdrawal of variable annuity payments, for the remainder of the term certain period, Nationwide will reduce the number of annuity income units provided by each sub-account on a pro-rata basis.

If Annual Benefit Leveling is in effect, no portion of the contract designated to make variable annuity payments for the remainder of the contract year may be withdrawn.

The minimum partial withdrawal amount is $2,000.  Other minimum amounts may apply in some states.  In addition, each remaining annuity payment after the partial withdrawal must equal $100 or more.

A CDSC may apply.  The CDSC deducted is a percentage of the amount requested by the contract owner.  Amounts deducted for CDSC are not subject to subsequent CDSC.  The contract owner may take the CDSC from either:

a)	the amount requested; or

b)	the commutation value remaining after the contract owner has received the requested amount.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the commutation value remaining after the contract owner has received the requested amount.

Nationwide reserves the right to prohibit variable to fixed transfers for the duration of the term certain period if a contract owner who has elected a Single Life with Term Certain income option or a Joint and 100% Last Survivor with Term Certain income option takes a partial withdrawal from the contract.

Full Withdrawals (Full Redemptions)

A full withdrawal is only permitted under the following income options: Term Certain and Term Certain with Enhanced Death Benefit.  The commutation value upon full withdrawal may be more or less than the purchase payment made to the contract.  The commutation value will reflect variable account charges, charges for any optional riders elected, investment option charges, the investment performance of the investment options, prior redemptions, and remaining term certain annuity payments.  A CDSC may apply.  Upon full withdrawal, the contract is terminated.

Restrictions on Withdrawals from a Tax Sheltered Annuity

The withdrawal of interest in the contract attributable to contributions made pursuant to a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a custodial account (as described in Internal Revenue Code Section 403(b)(7)), may be executed only if otherwise permitted by the contract and:

1)	when the contract owner attains age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or

2)
in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any withdrawal in the case of hardship may not include any income attributable to salary reduction contributions.

These withdrawal limitations apply to the withdrawal of interest in the contract attributable to the following:

1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

3)
all amounts transferred from custodial accounts described in Internal Revenue Code Section 403(b)(7) (except that employer contributions and earnings in such accounts as of December 31, 1988, may be withdrawn in the case of hardship).

These provisions explain Nationwide's understanding of current withdrawal restrictions.  These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above, but may be subject to restrictions found in the employer's plan or the Internal Revenue Code.

Assignment

Contract rights are personal to the contract owner and may not be assigned.

Annuity Payments

Income Start Date

The income start date is the date chosen by the contract owner as the date for annuity payments to begin.  The income start date must be no earlier than the day after the end of the free look period and no later than one year after the date of issue.  In connection with the income start date, the contract owner also elects the frequency of annuity payment dates.

Frequency and Amount of Annuity Payments

Payments are made based on the income option and frequency selected.  Payment frequencies available are: monthly, quarterly, semi-annually, or annually.  In no event will Nationwide make payments less frequently than annually.

Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100.  The payment frequency will be changed to an interval that will result in payments of at least $100.

Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Form of Annuity Payment

The contract owner may elect to receive annuity payments by electronic funds transfer or by check.  If the contract owner makes no election as to the payment method, Nationwide will make annuity payments via electronic funds transfer.  The contract owner may change the form of payment at any time by notifying Nationwide in writing.

For contracts issued on or after May 1, 2004, Nationwide reserves the right to assess a fee, not to exceed $15, for each annuity payment made by check.  No such charge will be assessed to contracts issued prior to May 1, 2004.  The check fee compensates Nationwide for expenses related to processing and mailing checks.  The fee will be deducted from each annuity payment check issued.

Fixed Annuity Payments

Fixed annuity payments provide for level annuity payments.  The fixed annuity payments will remain level unless the income option calls for a reduction in the annuity income upon withdrawal or death of the annuitant (or joint annuitant).  See Appendix B.

VariableAnnuity Payments

Variable annuity payments will vary depending on the performance of the investment options selected.

Assumed Investment Return

An assumed investment return is the net investment return required to maintain level variable annuity payments.  That is, if the net investment performance of each sub-account in which the contract owner invests exactly equals the assumed investment return for every payment period, then each payment will be the same amount.  To the extent that investment performance is not equal to the assumed investment return for given payment periods, the amount of the payments in those periods will not be the same.  Payments will increase from one payment date to the next if the annualized net rate of return is greater than the assumed investment return during that time.  Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than the assumed investment return during that time.

At the time of application, the contract owner elects one of three available assumed investment return percentages: 3.5%, 5.0%, or 6.0%.  This percentage cannot be changed after contract issuance.  Refer to Appendix C for more information on selecting an assumed investment return percentage.  One or more of the above assumed investment return percentages might not be available in all states.  Please refer to your contract for specific information.

If the AIA Income Foundation Rider is elected, the assumed investment return percentage will be 3.0%.

Nationwide uses this percentage rate of return to determine the amount of the first variable annuity payment.

First Variable Annuity Payment

The following factors determine the amount of the first variable annuity payment:

•	the portion of the purchase payment allocated to provide variable annuity payments;

•	the variable account value on the income start date;

•	the age and sex of the annuitant (and joint annuitant, if any);

•	the income option elected;

•	the frequency of annuity payments elected;

•	the income start date;

•	the selected assumed investment return (the net investment return required to maintain level variable annuity payments);

•	the deduction of applicable premium taxes; and

•	the date the contract was issued.

Subsequent Variable Annuity Payments

Variable annuity payments will vary with the performance of the investment options chosen by the contract owner after the investment performance is adjusted by the assumed investment return factor.

The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular sub-account divided by the annuity income unit value for that sub-account as of the income start date.  This establishes the number of annuity income units provided by each sub-account for each variable annuity payment after the first.

The number of annuity income units for each sub-account will remain constant, subject to the following exceptions:

1)	if a reduction applies after the first death when the contract owner elected a joint and survivor income option;

2)	if the contract owner takes a withdrawal, as permitted under the income option elected;

3)	if the contract owner transfers value from one investment option to another;

4)	if the contract owner incurs a redemption fee; or

5)	if the contract owner makes a variable to fixed transfer.

The number of annuity income units for each sub-account is multiplied by the annuity income unit value for that sub-account for the valuation date for which the payment is due.  The sum of these results for all the sub-accounts in which the contract owner invests establishes the dollar amount of the variable annuity payment.

Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected investment options is greater or lesser than the assumed investment return.

Value of an Annuity Income Unit

Annuity income unit values for sub-accounts are determined by:

1)
multiplying the annuity income unit value for each sub-account for the immediately preceding valuation period by the net investment factor for the sub-account for the subsequent valuation period; and then

2)
multiplying the result from (1) by an interest factor to neutralize the assumed investment return factor year built into the purchase rate basis for variable payment annuities.  The assumed investment return factor corresponds with the assumed investment return chosen by the contract owner.

Net Investment Factor

The net investment factor is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

(a)	is the sum of:

1)	the net asset value of the investment option as of the end of the current valuation period; and

2)	the per share amount of any dividend or income distributions made by the investment option (if the date of the dividend or income distribution occurs during the current valuation period).

(b)	is the net asset value of the investment option determined as of the end of the preceding valuation period.

(c)
is a factor representing the daily variable account charges.  The factor is equal to an annualized rate of 1.25% (2.25% if the AIA Income Foundation Rider has been chosen) of the daily net assets of the variable account.

Changes in the net investment factor may not be directly proportional to changes in the net asset value of the investment option shares because of the deduction of variable account charges.

Though the number of annuity income units will not change as a result of investment experience, the value of an annuity income unit may increase or decrease from valuation period to valuation period.

Annual Benefit Leveling

If the contract owner elects Annual Benefit Leveling, variable annuity payments will be adjusted to reflect the performance of the investment options once every 12 months, instead of with every payment.

On the income start date (or the income start date anniversary on which Annual Benefit Leveling begins), the number of annuity income units necessary to make the payments for the following year will be calculated.  These annuity income units will be redeemed from the sub-accounts and the redemption proceeds are immediately transferred to Nationwide’s general account.  The Annual Benefit Leveling interest rate in effect on the income start date or income start date anniversary will be used to calculate the guaranteed amount of level payments for the following year.

The level payment calculated on each subsequent income start date anniversary could be higher or lower than the level payment for the previous year.

An election to start or discontinue Annual Benefit Leveling will take effect only on the income start date or anniversary thereof.  In order for such an election to take effect on the next income start date anniversary, Nationwide must receive the election at least 5 days prior to the income start date anniversary.  If a contract owner elects Annual Benefit Leveling, the process of calculating leveled variable annuity payments will take place on each subsequent income start date anniversary until the contract owner instructs Nationwide otherwise.

Nationwide reserves the right to discontinue Annual Benefit Leveling.  If Nationwide does discontinue this program, any contract owner receiving leveled variable annuity payments will continue to do so until the next income start date anniversary.

America's Income Annuity Income FoundationSM Rider

The AIA Income Foundation Rider can only be elected at the time of application.  If elected, Nationwide will deduct an additional 1.00% of the daily net assets of the variable account.  This charge is in addition to the variable account charges of 1.25% assessed against every contract.  This charge will be assessed for the life of the contract.  The charge associated with the AIA Income Foundation Rider is not assessed against the fixed annuity portion of the contract.  Election of the Rider is irrevocable.

The AIA Income Foundation Rider provides the contract owner with a choice between two guaranteed variable annuity payment options ("GVAP options"): an 85% Level Floor, or a 75% Step-Up Floor.  Once the GVAP option is chosen, it cannot be changed.

Nationwide calculates and pays variable annuity payments under the contract according to the income option and frequency selected by the contract.  Calculated variable annuity payments will vary with the performance of the investment options chosen by the contract owner.  Contract owners who elect the AIA Income Foundation Rider receive a guarantee that when market declines cause their calculated variable annuity payment amount to fall below the guaranteed floor amount, Nationwide will make up the difference such that the contract owner will receive a guaranteed payment, regardless of poor market performance.

Nationwide determines the first guaranteed floor payment at contract issuance.  If the 85% Level Floor is elected, the guaranteed floor payment amount determined at contract issuance will not change for the life of the contract, subject to the terms of the contract.  (See, "Reductions in the Guaranteed Floor Payment").  If the 75% Step-Up Floor is elected, Nationwide will recalculate the guaranteed floor payment on each Income Start Date Anniversary.  The guaranteed floor payment under this option will not be reduced, and may even increase, subject to the terms of the contract.  (See "Reduction in the Guaranteed Floor Payment" and "75% Step-Up Floor").

The AIA Income Foundation Rider will also protect payments for contracts that have elected Annual Benefit Leveling.  (See, "Guaranteed Floor Payment and Annual Benefit Leveling").

Determining the Guaranteed Floor Payment

At contract issuance, Nationwide will determine the amount of the initial guaranteed floor payment.  Nationwide will use a projected first variable annuity payment and apply the chosen GVAP option to determine the amount of the initial guaranteed floor payment.  Nationwide considers the following factors when calculating the projected first variable annuity payment:

•	the amount of the purchase payment allocated to variable annuity payments;

•	any applicable contract charges;

•	an Assumed Investment Return of 3.0%; and

•	the annuity purchase rate guaranteed at the time of contract issuance.

Annuity purchase rates may vary by income option, annuitant age, sex, time of issue, annuity type (fixed vs. variable), and Assumed Investment Return.

The guaranteed floor payment under the 85% Level Floor option will be 85% of the first projected variable annuity payment described above.  This guaranteed floor payment will remain in effect for the life of the contract, subject to the contract's terms (see "Reductions in the Guaranteed Floor Payment").  If at any time during the life of the contract the contract owner's calculated variable annuity payments fall below the guaranteed floor payment established at contract issuance, Nationwide will pay the contract owner the guaranteed floor payment.

The guaranteed floor payment under the 75% Step-Up Floor option will be 75% of the first projected variable annuity payment described above.  This initial guaranteed floor payment will remain in effect until the first Income Start Date anniversary, subject to the contract's terms (see "Reductions in the Guaranteed Floor Payment").  Upon the first, and every subsequent Income Start Date anniversary, Nationwide will recalculate the guaranteed floor payment (see, "75% Step-Up Floor").  If at any time during the life of the contract the contract owner's calculated variable annuity payments fall below the guaranteed floor payment currently in effect, Nationwide will pay the current guaranteed floor payment.

The first variable annuity payment due to the contract owner will be calculated on the Income Start Date.  Nationwide uses the Assumed Investment Return to determine the amount of the first variable annuity payment.  For contracts that have elected the AIA Income Foundation Rider, the Assumed Investment Return will be 3.0%.  Please refer to "Variable Annuity Payment" for more information on how the first and subsequent variable annuity payments are calculated.

The first variable annuity payment made to the contract owner is protected by the GVAP option selected.  Thus, the first payment received by the contract owner could be the guaranteed floor payment if the first calculated variable annuity payment is less than the guaranteed floor payment.

75% Step-Up Floor

On each one-year anniversary of the Income Start Date, Nationwide will recalculate the guaranteed floor payment under this option.  The new guaranteed floor payment amount on each Income Start Date anniversary will be the greater of:

1.	the previous year's guaranteed floor payment; or

2.	75% of the variable annuity payment calculated on the Income Start Date anniversary (without regard to Annual Benefit Leveling, if elected).

The guaranteed floor payment will be recalculated each Income Start Date Anniversary until the contract is terminated.  There is no maximum guaranteed amount.  The guaranteed floor payment amount is subject to reduction in accordance with the terms of the contract (see "Reductions in the Guaranteed Floor Payment").

Guaranteed Floor Payment and Annual Benefit Leveling

If the contract owner has elected to receive level payments under Annual Benefit Leveling, Nationwide will compare the payment due under Annual Benefit Leveling with the guaranteed floor payment calculated on the Income Start Date (and each subsequent Income Start Date anniversary).  The payment actually received, if Annual Benefit Leveling is in effect, will be the higher of the two calculations.  Nationwide will make this comparison on each Income Start Date anniversary for as long as the contract owner continues Annual Benefit Leveling, see "Annual Benefit Leveling" earlier in this prospectus.

Reductions in the Guaranteed Floor Payment

Certain transactions permitted under the contract may cause a reduction in the guaranteed floor payment in effect at the time of the transaction.  Typically, if circumstances cause a reduction in the calculated variable annuity payment, then a proportionate reduction in the guaranteed floor payment will also occur.

Redemption Fees

If the contract owner incurs a redemption fee, according to the "Short-Term Trading Fees" provision, the guaranteed floor payment will be reduced by the ratio of the amount of the fee to the variable account value immediately preceding the transfer request.

Variable to Fixed Transfers

If the contract owner makes a variable to fixed transfer (as permitted in the "Transfers between Variable Annuity Payments and Fixed Annuity Payments" provision), the guaranteed floor payment will be reduced by the ratio of the amount transferred from the variable account to the variable account value immediately prior to the transfer request.

Withdrawals

The contract permits withdrawals before the Income Start Date and after the Income Start Date, according to the Income Option selected.  Any time the contract owner elects a partial withdrawal of variable annuity payments, Nationwide will reduce the number of annuity income units provided by each sub-account on a pro-rata basis for the remainder of the term certain period.  For contracts that have elected the AIA Income Foundation Rider, this reduction in annuity income units will result in a proportionate reduction in the guaranteed floor payment amount for the remainder of the term certain period.  See, "Partial Withdrawals (Partial Redemptions)" earlier in this prospectus.

If, at the end of the term certain period the annuitant is still alive, annuity payments will be calculated as if no withdrawal had been taken (see "Income Options").  Accordingly, the guaranteed floor payment will also be calculated as if no withdrawals had been taken.  In these circumstances, the guaranteed floor payment will be at least what it was immediately prior to the first withdrawal.

A full withdrawal is only permitted under certain income options.  The commutation value of variable annuity payments upon full withdrawal of a contract that has elected the AIA Income Foundation Rider will be calculated in the same manner as a contract that has not elected the rider.  However, the actual value will be less due to the charge associated with the rider.  See, "Full Withdrawals (Full Redemptions)" earlier in this prospectus.

Joint and Life Income Options

Under certain joint and life income options the calculated variable annuity payment due the contract owner following the death of the first annuitant will be reduced according to the terms of the applicable income option (see "Income Options").  Accordingly, the guaranteed floor payment will be reduced by the same percentage as the calculated variable annuity payment is reduced under the applicable income option.

Continuation of Payments Upon Death of Annuitant

The AIA Income Foundation Rider applies to the Continuation of Payments Death Benefit Option if elected by any beneficiary.  The guaranteed floor payment for multiple beneficiaries who elect to continue payments will be based upon:

•	The current guaranteed floor payment that would be in effect if the annuitant had not died; and

•	The percentage of the death benefit the beneficiary is entitled to receive (see "Death of Annuitant").

Required Minimum Distributions

If the contract is issued as a Tax Sheltered Annuity, the Internal Revenue Code requires certain minimum distributions (see Appendix E).  If a minimum distribution is required, the impact to the guaranteed floor payment will be the same as a partial withdrawal.

Conditions Associated with the AIA Income Foundation Rider

The AIA Income Foundation Rider must be elected at application and the election is irrevocable.  The applicant must choose one of the GVAP options:  either the 85% Level Floor or the 75% Step-Up Floor.  Once the GVAP option is chosen, it cannot be changed.  The following conditions apply when the AIA Income Foundation Rider is elected:

•	Term-Certain payment options with periods of less than 10 years cannot be elected.

•
Nationwide reserves the right to assess a fee on any variable to fixed transfer of contract value when the Rider is elected.  The fee will be the lesser of $25 or 2% of the amount transferred.  This transfer fee may not apply to contracts that do not elect the Rider see "Standard Charges and Deductions" earlier in this prospectus.

•	If only fixed annuity payments are elected, the rider is unavailable.

•	The list of available investment options in the contract is restricted.

•	Allocations (including exchanges) to the variable investment options are subject to certain allocation restrictions.

There is no guaranteed commutation value associated with the election of a GVAP option.  Accordingly, amounts paid by Nationwide due to withdrawal or lump sum death benefit distribution will not reflect the future value of any guaranteed floor payments.  See "Commutation of Variable Annuity Payments" earlier in this prospectus.

Available Investment Options

Nationwide makes only certain investment options available when a contract owner elects the AIA Income Foundation Rider.  Nationwide selected the available options on the basis of certain risk factors associated with the investment option's investment objective.  Investment options not made available in conjunction with the AIA Income Foundation Rider were excluded on the basis of similar risk considerations.

Nationwide will limit the amount of variable account value that can be allocated to certain investment options when the AIA Income Foundation Rider is elected.

The available investment options are listed below in three categories.  Currently, there are no allocation restrictions associated with the investment options listed as Category III or Category I.  However, if any allocation is made to a Category II investment option, Nationwide may require up to 30% of the variable account value also be invested in Category I investment options.  Currently, the required Category I allocation is only 20%.

For example, if a contract owner who elected the AIA Income Foundation Rider selected all Category III investment options on his or her application, Nationwide would not require any allocation to Category I.  However, if that same contract owner subsequently makes an exchange of variable account value from Category III to Category II, Nationwide will require that the contract owner also allocate at least 20% of the current variable account value to Category I.  In the future Nationwide could require up to 30% be allocated to Category I in this same scenario.

Subsequent exchange requests may be rejected if their execution would result in final allocations of variable account value that do not meet the current allocation requirements.

These allocation restrictions apply to the initial purchase payment as well as any subsequent transfers among the investment options.  Nationwide will notify the contract owner if a requested allocation of initial purchase payment or subsequent exchange cannot be completed.

Below is a list of available investment options when the AIA Income Foundation Rider is elected.

Category I Investment Options

American Century Variable Portfolios, Inc.
•	American Century VP Inflation Protection Fund: Class II
Federated Insurance Series
•	Federated Quality Bond Fund II: Primary Shares
Fidelity Variable Insurance Products Fund II
•	VIP Investment Grade Bond Portfolio: Service Class
Nationwide Variable Insurance Trust (“NVIT”)
•	American Funds NVIT Bond Fund: Class II
•	Nationwide NVIT Government Bond Fund: Class I
•	Nationwide NVIT Money Market Fund: Class I
Lehman Brothers Advisers Management Trust
•	AMT Short Duration Bond Portfolio: I Class
T. Rowe Price Equity Series, Inc.
•	T. Rowe Price Limited Term Bond: Class II
Van Kampen
The Universal Institutional Funds
•	Core Plus Fixed Income Portfolio: Class II

Category II Investment Options

AIM Variable Insurance Funds, Inc.
•	AIM V.I. Basic Value Fund: Series II Shares
•	AIM V.I. Capital Appreciation Fund: Series II Shares
•	AIM V.I. Capital Development Fund: Series II Shares
American Century Variable Portfolios, Inc.
•	American Century VP Mid Cap Value Fund: Class II
•	American Century VP Value Fund: Class I
•	American Century VP Vista Fund: Class II
Dreyfus
•	Dreyfus Stock Index Fund, Inc.: Initial Shares
•	Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
Fidelity Variable Insurance Products Fund
•	VIP Equity-Income Portfolio: Service Class
•	VIP Growth Portfolio: Service Class
Fidelity Variable Insurance Products Fund II
•	VIP Contrafund® Portfolio: Service Class
Fidelity Variable Insurance Products Fund III
•	VIP Mid Cap Portfolio: Service Class 2
Nationwide Variable Insurance Trust
•	American Funds NVIT Growth Fund: Class II
•	Nationwide NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide NVIT Mid Cap Growth Fund: Class I
•	Nationwide NVIT Nationwide® Fund: Class I
•	Nationwide NVIT U.S. Growth Leaders Fund: Class I
•	NVIT Mid Cap Index Fund: Class I
•	Van Kampen NVIT Comstock Value Fund: Class I
Janus Aspen Series
•	Forty Portfolio: Service Shares
MFS® Variable Insurance Trust
•	MFS Value Series: Service Class
Neuberger Berman Advisers Management Trust
•	AMT Regency Portfolio: S Class
•	AMT Socially Responsive Portfolio: I Class
Oppenheimer Variable Account Funds
•	Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
•	Oppenheimer Main Street Fund® /VA: Non-Service Shares
T. Rowe Price Equity Series, Inc.
•	T. Rowe Price Blue Chip Growth Portfolio: Class II
•	T. Rowe Price Equity Income Portfolio: Class II

In addition to the above Category II Investment Options, the following investment options are only available in contracts for which good order applications were received before May 1, 2007:
American Century Variable Portfolios, Inc.
•	American Century VP Ultra Fund: Class I

In addition to the above Category II Investment Options, the following investment options are only available in contracts for which good order applications were received before May 1, 2006:

Fidelity Variable Insurance Products Fund III
•      VIP Value Strategies Portfolio: Service Class
Franklin Templeton Variable Insurance Products Trust
•      Franklin Rising Dividends Securities Fund: Class 2
MFS® Variable Insurance Trust
•      MFS Investors Growth Stock Series: Service Class

Category III Investment Options

Fidelity Variable Insurance Products Fund IV
•	Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
•	Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2
•	Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2

Franklin Templeton Variable Insurance Products Trust
•	Franklin Income Securities Fund: Class 2
Nationwide Variable Insurance Trust
•	American Funds NVIT Asset Allocation Fund: Class II
•	Nationwide NVIT Investor Destinations Funds: Class II
➢	Nationwide NVIT Investor Destinations Conservative Fund: Class II
➢	Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II
➢	Nationwide NVIT Investor Destinations Moderate Fund: Class II
➢	Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II
➢	Nationwide NVIT Investor Destinations Aggressive Fund: Class II

Income Options

Contract owners must elect an income option.  This election is made at the time of application and is irrevocable.

The income options available are:

•	Single Life;

•	Single Life with Term Certain;

•	Single Life with Cash Refund;

•	Joint and Last Survivor;

•	Joint and 100% Last Survivor with Term Certain;

•	Joint and 100% Last Survivor with Cash Refund;

•	Joint and 50% Survivor;

•	Term Certain; and

•	Term Certain with Enhanced Death Benefit (only available for contracts issued prior to May 1, 2002).

Each of the income options is discussed more thoroughly below.

Single Life

The Single Life income option provides for annuity payments to be paid during the lifetime of the annuitant.

Payments will cease with the last payment before the annuitant’s death.  Any contract value not paid as of the date of the annuitant's death will be forfeited.  No death benefit will be paid.

No withdrawals other than the scheduled annuity payments are permitted.

Single Life with Term Certain

The Single Life with Term Certain income option provides that annuity payments will be paid during the annuitant’s lifetime or for the term certain period selected by the contract owner on the application, whichever is longer.

During the term certain period, the owner may elect at any time prior to the death of the annuitant to withdraw all or a part of the value of the remaining term certain period payments.  If the owner elects to take such a withdrawal, the annuity payments for the remaining term certain period will be reduced as described in the "Partial Withdrawals (Partial Redemptions)" provision.  If, at the end of the term certain period, the annuitant is still alive, annuity payments will be calculated as if no withdrawal had been taken.  However, the actual dollar amount of annuity payments may be more or less than the last payment prior to the withdrawal, since the dollar amount of annuity payments depends on the investment performance of the investment options elected by the contract owner.  Withdrawals may be subject to a CDSC.

If the annuitant dies during this term certain period, the beneficiary will have the option to receive the commutation value of the remaining payments of the term certain period either periodically over the remainder of the term certain period, or in a single lump sum payment.

Single Life with Cash Refund

The Single Life with Cash Refund income option provides that annuity payments will be made during the lifetime of the annuitant.

If the annuitant dies before aggregate annuity payments actually received by the annuitant are at least equal to the purchase payment, less any premium tax, the difference between the aggregate annuity payments actually received by the annuitant and the purchase payment, less any premium tax, will be paid to the beneficiary in a single lump sum.

No withdrawals other than the death benefit or scheduled annuity payments are permitted.

Joint and Last Survivor

The Joint and Last Survivor income option provides for annuity payments to continue during the joint lifetimes of the annuitant and joint annuitant.  After the death of either the annuitant or joint annuitant, payments will continue for the life of the survivor.  Payments to the survivor will be 50%, 75%, or 100% of the amount that would have been paid if both annuitants were living, depending on which continuation percentage was selected by the contract owner on the application.

Payments will cease with the last payment due prior to the death of the last survivor of the annuitant and joint annuitant.  Any contract value not paid as of the date of the last surviving annuitant's death will be forfeited.  No death benefit will be paid.

No withdrawals other than the scheduled annuity payments are permitted.

Joint and 100% Last Survivor with Term Certain

The Joint and 100% Last Survivor with Term Certain income option provides for annuity payments to be made during the joint lifetimes of the annuitant and joint annuitant or for the term certain period selected by the contract owner on the application, whichever is longer.  After the death of either the annuitant or joint annuitant, if the term certain period has not expired, payments will continue at the same level for the remainder of the term certain period.  If either annuitant survives the expiration of the term certain period, payments will continue at the same level for the life of the survivor.

During the term certain period, the owner may elect at any time prior to the second death of the annuitant and joint annuitant to withdraw all or part of the value of the remaining term certain period payments.  If the owner elects to take such a withdrawal, the annuity payments for the remaining term certain period will be reduced as described in the "Partial Withdrawals (Partial Redemptions)" provision.  If, at the end of the term certain period, one (or both) of the annuitants is still alive, annuity payments will be calculated as if no withdrawal had been taken.  However, the actual dollar amount of annuity payments may be more or less than the last payment prior to the withdrawal, since the dollar amount of annuity payments depends on the investment performance of the investment options elected by the contract owner.  Withdrawals may be subject to a CDSC.

If the annuitant and joint annuitant die during the term certain period, the beneficiary will have the option to receive the commutation value of the remaining payments of the term certain period either periodically over the remainder of the term certain period, or in a single lump sum payment.

Joint and 100% Last Survivor with Cash Refund

The Joint and 100% Last Survivor with Cash Refund income option provides for annuity payments to be made during the joint lifetimes of the annuitant and joint annuitant.

After the death of either the annuitant or joint annuitant, payments will continue at the same level for the life of the survivor.

If the survivor dies after the income start date, but before aggregate annuity payments actually received by the annuitant are at least equal to the single purchase payment, less any premium tax, the difference between the aggregate annuity payments actually received by the annuitant and the single purchase payment, less any premium tax, will be paid to the beneficiary in a single lump sum.

No withdrawals other than the death benefit and scheduled annuity payments are permitted.

Joint and 50% Survivor

The Joint and 50% Survivor income option provides for annuity payments to be made during the joint lifetimes of the annuitant and joint annuitant.

After the death of the annuitant, payments of 50% of the amount that would have been paid if the annuitant were living will be made for the life of the joint annuitant.  If the joint annuitant dies before the annuitant, the 50% reduction does not apply.

Payments will cease with the last payment due before the death of the last survivor of the annuitant and joint annuitant.  Any contract value not paid as of the date of the last surviving annuitant's death will be forfeited.  No death benefit will be paid.  No withdrawals other than the scheduled annuity payments are permitted.

Term Certain

The Term Certain income option provides for annuity payments to be made for the term certain selected by the contract owner on the application.  Nationwide reserves the right to limit the availability of some term certain durations.

The contract owner may elect at any time prior to the annuitant’s death to withdraw all or part of the value of the contract as set forth in the "Withdrawals (Redemptions)" provision.  Withdrawals may be subject to a CDSC.

If the annuitant dies during the term certain period, the beneficiary will have the option to continue payments for the remainder of the period or to receive the commutation value of the remaining payments in a single lump sum payment.

Term Certain with Enhanced Death Benefit (only available for contracts issued prior to May 1, 2002)

The Term Certain with Enhanced Death Benefit income option provides for annuity payments to be made for the term certain selected by the contract owner on the application.

The contract owner may elect at any time prior to the annuitant’s death to withdraw all or part of the value of the contract.  Withdrawals may be subject to a CDSC.

If the annuitant dies during the term certain period, the beneficiary will have the option to continue payments for the remainder of the period or to receive the death benefit in a single lump sum payment as described in the Lump Sum Death Benefit Option and Continuation of Payments Death Benefit Option below.

The Term Certain with Enhanced Death Benefit income option may not be available in all states.

Lump Sum Death Benefit Option

If the beneficiary elects to receive the death benefit in one lump sum, Nationwide will calculate the death benefit (after receipt of proper proof of death and complete instructions) as described below.

The beneficiary will receive the present value of any fixed annuity payments remaining in the term certain period.

Additionally, the beneficiary will receive the present value of any variable annuity payments remaining in the term certain period.  This amount will be the greater of (1) or (2) where:

(1)	is the commutation value of the variable annuity payments remaining in the term certain period; and

(2)
is the commutation value of the variable annuity payments remaining in the term certain period, calculated as if each remaining payment would be equal to the highest variable annuity payment the annuitant received under the contract prior to the annuitant’s attaining age 80 (or, if the annuitant died prior to attaining age 80, the date of the annuitant’s death).

The commutation values will be calculated using the assumed investment return elected for the contract and will be proportionally adjusted for any partial withdrawals that have been taken.

If Annual Benefit Leveling is in effect, the present value of remaining variable annuity payments will be comprised of two components:

(a)
The non-leveled variable annuity payment component, which will equal the commutation value of the variable annuity payments remaining in the term certain period after the next income start date anniversary (which do not include leveled payments); and

(b)
The leveled variable annuity payment component, which will equal the commutation value of the remaining leveled variable annuity payments scheduled to be paid until the next income start date anniversary.  The present value of these payments will be calculated using the Annual Benefit Leveling interest rate that was assumed when the leveled payment amount was determined.

Continuation of Payments Death Benefit Option

If the beneficiary elects to receive the death benefit in the form of annuity payments for the remainder of the term certain period, Nationwide will calculate the annuity payments (after receipt of proper proof of death and complete instructions) as described below.

The beneficiary will receive fixed annuity payments at the same level as prior to the annuitant's death for the remainder of the term certain period.

Additionally, the beneficiary will receive variable annuity payments for the remainder of the term certain period, based on the number of annuity income units that correlates to the greater of (1) or (2) where:

(1)	is the dollar amount of the most recent variable annuity payment; and

(2)
is the dollar amount of the highest variable annuity payment the annuitant received under the contract prior to the annuitant's attaining age 80 (or, if the annuitant died prior to attaining age 80, the date of the annuitant’s death).

Nationwide will proportionately adjust the number of annuity income units to equal the number of annuity income units in the greater of (1) or (2) above.  The beneficiary is able to submit transfer requests to reallocate the contract value to other sub-accounts.  Each remaining variable annuity payment will reflect the adjusted number of annuity income units and the performance of the sub-accounts in which they are invested.

Note, however, that if Annual Benefit Leveling is in effect at the time of the annuitant's death, the leveled variable annuity payments will continue at the same level until the next income start date anniversary and will not be included in the adjusted variable annuity payments described above.

The beneficiary may withdraw part or all of the remaining death benefit at any time.  The amount withdrawn will be the commutation value, which is calculated as described in the "Withdrawals On or After the Income Start Date" provision, using the assumed investment return elected by the contract owner.

Any Other Option

Income options not set forth in this provision may be available.  Both Nationwide and the contract owner must approve any income option not set forth in this provision.

Death Before the Income Start Date

Death of Contract Owner

If a contract owner (including a joint owner) who is not the annuitant dies before the income start date, no death benefit is payable and ownership rights will vest in the surviving joint owner.  If there is no surviving joint owner, ownership rights will vest in the annuitant.  Subject to the "Required Distributions" provisions in Appendix E, the annuitant will be entitled to receive scheduled annuity payments.

If the contract owner who is also the annuitant dies before the income start date, the terms of the "Death of Annuitant" provision apply.

Death of Annuitant

If the annuitant dies before the income start date, the contract will terminate and Nationwide will pay the contract value to the surviving owner(s).  If there is no surviving owner, the beneficiary will be entitled to elect a lump sum distribution or to receive annuity benefits in accordance with the "Required Distributions" provisions.

Death On or After the Income Start Date

Death of Contract Owner

If a contract owner (including a joint owner) dies on or after the income start date, annuity payments will continue under the elected income option and ownership rights will vest in any surviving joint owner.  If there is no surviving joint owner, ownership rights will vest in the annuitant.

Death of Annuitant

If the annuitant dies on or after the income start date, the terms of the income option elected by the contract owner will apply.

Once Nationwide is notified of the annuitant’s (and joint annuitant’s, if applicable) death, any remaining term certain fixed or variable annuity payments will be suspended until Nationwide has received proper proof of death and complete instructions to either continue payments or pay the death benefit in a single lump sum.  The availability of any withdrawals allowed by the selected income option will also be suspended for this period.  In addition, the commutation value of any remaining term certain variable annuity payments will be transferred to the money market investment option no later than the valuation date following receipt by Nationwide of notification of death.

Once Nationwide receives proper proof of death and complete instructions, Nationwide will make any payments that were suspended.  The amount of each suspended variable annuity payment will be determined using the annuity income unit values for the money market investment option on the date the variable annuity payment was originally scheduled to be made.  No interest will be paid on any payments that were suspended.  Once any remaining term certain fixed or variable annuity payments have resumed, the beneficiary shall have the right to make any transfers to other investment options allowed by the contract.

Instructions regarding payment of any death benefit provided by the income option selected must be in writing or in a form otherwise acceptable to Nationwide.  Nationwide reserves the right to require that the signature(s) be guaranteed by a member firm of a major stock exchange or other depository institution qualified to give such a guarantee.

If a lump sum death benefit is available and has been elected, it will be paid to the beneficiary within seven days of receipt of proper proof of death and instructions satisfactory to Nationwide.

Statements and Reports

Nationwide will mail to contract owners all statements and reports.  Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

•	statements showing the contract’s quarterly activity;

•	confirmation statements showing transactions that affect the contract's value; and

•	semi-annual and annual reports of allocated investment options.

Contract owners can receive information from Nationwide faster and reduce the amount of mail they receive by signing up for Nationwide’s eDelivery program.  Nationwide will notify contract owners by email when important documents (statements, prospectuses and other documents) are ready for a contract owner to view, print, or download from Nationwide’s secure server. To choose this option, go to www.nationwide.com/login.

Contract owners should review statements and confirmations carefully.  All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract.  Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple contract owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the contract owner(s).  Household delivery will continue for the life of the contracts.  Please call 1-866-223-0303 to resume regular delivery.  Please allow 30 days for regular delivery to resume.

Legal Proceedings

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business. It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and Nationwide does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. Nationwide does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on Nationwide’s consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on Nationwide’s consolidated financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than Nationwide.

The financial services industry, including mutual fund, variable annuity, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the SEC, the National Association of Securities Dealers and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. Nationwide has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by Nationwide. Nationwide has cooperated with these investigations. Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by Nationwide and its affiliates in December 2003 and June 2005, respectively, and no further information requests have been received with respect to these matters.

In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, the use of side agreements and finite reinsurance agreements, funding agreements issued to back MTN programs, recordkeeping and retention compliance by broker/dealers, and supervision of former registered representatives. Related investigations and proceedings may be commenced in the future. Nationwide and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, the use of side agreements and finite reinsurance agreements, and funding agreements backing the Nationwide’s MTN program. Nationwide is cooperating with regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. These proceedings also could affect the outcome of one or more of Nationwide’s litigation matters. There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on Nationwide in the future.

On November 15, 2006, Nationwide was named in a lawsuit filed in the United States District Court for the Southern District of Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity, Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc. The plaintiff seeks to represent a class of all sponsors of 457(b) deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had variable annuity contracts with the defendants during the class period. The Class Period is from January 1, 1996 until the Class Notice is provided. The plaintiff alleges that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds. The complaint seeks an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants, including interest. On January 25, 2007, Nationwide filed a motion to dismiss.  Nationwide intends to defend this lawsuit vigorously.

On February 11, 2005, Nationwide was named in a class action lawsuit filed in Common Pleas Court, Franklin County, Ohio entitled Michael Carr v. Nationwide Life Insurance Company. The complaint seeks recovery for breach of contract, fraud by omission, violation of the Ohio Deceptive Trade Practices Act and unjust enrichment. The complaint also seeks unspecified compensatory damages, disgorgement of all amounts in excess of the guaranteed maximum premium and attorneys’ fees. On February 2, 2006, the Court granted the plaintiff’s motion for class certification on the breach of contract and unjust enrichment claims. The Court certified a class consisting of all residents of the United States and the Virgin Islands who, during the Class Period, paid premiums on a modal basis to Nationwide for term life insurance policies issued by Nationwide during the Class Period that provide for guaranteed maximum premiums, excluding certain specified products. Excluded from the class are Nationwide; any parent, subsidiary or affiliate of Nationwide; all employees, officers and directors of Nationwide; and any justice, judge or magistrate judge of the State of Ohio who may hear the case. The Class Period is from February 10, 1990 through February 2, 2006, the date the class was certified. On January 26, 2007, the plaintiff filed a motion for summary judgment. Nationwide continues to defend this lawsuit vigorously.

On April 13, 2004, Nationwide was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company. Nationwide removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding entitled In Re Mutual Funds Investment Litigation. In response, on May 13, 2005, the plaintiff filed a First Amended Complaint purporting to represent, with certain exceptions, a class of all persons who held (through their ownership of a Nationwide annuity or insurance product) units of any Nationwide sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing or stale price trading activity. The First Amended Complaint purports to disclaim, with respect to market timing or stale price trading in Nationwide’s annuities sub-accounts, any allegation based on Nationwide’s untrue statement, failure to disclose any material fact, or usage of any manipulative or deceptive device or contrivance in connection with any class member’s purchases or sales of Nationwide annuities or units in annuities sub-accounts. The plaintiff claims, in the alternative, that if Nationwide is found with respect to market timing or stale price trading in its annuities sub-accounts, to have made any untrue statement, to have failed to disclose any material fact or to have used or employed any manipulative or deceptive device or contrivance, then the plaintiff purports to represent a class, with certain exceptions, of all persons who, prior to Nationwide’s untrue statement, omission of material fact, use or employment of any manipulative or deceptive device or contrivance, held (through their ownership of an Nationwide annuity or insurance product) units of any Nationwide sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing activity. The First Amended Complaint alleges common law negligence and seeks to recover damages not to exceed $75,000 per plaintiff or class member, including all compensatory damages and costs. On June 1, 2006, the District Court granted Nationwide’s motion to dismiss the plaintiff’s complaint. On November 29, 2006, the plaintiff filed its appellate brief with the Fourth Circuit Court of Appeals contesting the District Court’s dismissal. Nationwide continues to defend this lawsuit vigorously.

On January 21, 2004, Nationwide was named in a lawsuit filed in the United States District Court for the Northern District of Mississippi entitled United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z. In its complaint, the plaintiff alleges that Nationwide and/or its affiliated life insurance companies caused the replacement of variable insurance policies and other financial products issued by United Investors with policies issued by the Companies. The plaintiff raises claims for (1) violations of the Federal Lanham Act, and common law unfair competition and defamation; (2) tortious interference with the plaintiff’s contractual relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W&R Insurance Agency, Inc., or with the plaintiff’s contractual relationships with its variable policyholders; (3) civil conspiracy; and (4) breach of fiduciary duty. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, a constructive trust and costs and disbursements, including attorneys’ fees. On December 30, 2005, Nationwide filed a motion for summary judgment. On June 15, 2006, the District Court granted Nationwide’s motion for summary judgment on all grounds and dismissed the plaintiff’s entire case with prejudice. The plaintiff appealed the District Court’s decision to the Fifth Circuit Court of Appeals. The appeal has been fully briefed, and Nationwide is awaiting a decision. Nationwide continues to defend this lawsuit vigorously.

On August 15, 2001, Nationwide was named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. Currently, the plaintiffs’ fifth amended complaint, filed March 21, 2006, purports to represent a class of qualified retirement plans under ERISA that purchased variable annuities from Nationwide. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that Nationwide breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by Nationwide, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. To date, the District Court has rejected the plaintiffs’ request for certification of the alleged class. Nationwide’s motion to dismiss the plaintiffs’ fifth amended complaint is currently pending before the court. Nationwide continues to defend this lawsuit vigorously.

The general distributor, NISC, is not engaged in any litigation of any material nature.

Appendix A: Investment Options

The investment options listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.  There is no guarantee that the investment objectives will be met.

Please refer to the prospectus for each investment option for more detailed information.

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares
Investment Adviser:                                                         AIM Advisors, Inc.
Investment Objective:                                                         Long-term growth of capital.

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares
Investment Adviser:                                                         AIM Advisors, Inc.
Investment Objective:                                                         Growth of capital.

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares
Investment Adviser:                                                         AIM Advisors, Inc.
Investment Objective:                                                         Long-term capital growth.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B
This investment option is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:                                                         AllianceBernstein L.P.
Investment Objective:                                                         Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B
This investment option is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:                                                         AllianceBernstein L.P.
Investment Objective:                                                         Long-term growth of capital.

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Adviser:                                                         American Century Investment Management, Inc.
Investment Objective:                                                         Long-term total return using a strategy that seeks to protect against U.S. inflation.

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
This investment option is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:                                                         American Century Investment Management, Inc.
Investment Objective:                                                         Capital growth by investing in common stocks.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I
This investment option is no longer available to receive transfers or new purchase payments effective September 20, 2004
Investment Adviser:                                                         American Century Global Investment Management, Inc.
Investment Objective:                                                         Capital growth.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III
Investment Adviser:                                                         American Century Global Investment Management, Inc.
Investment Objective:                                                         Capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II
Investment Adviser:                                                         American Century Investment Management, Inc.
Investment Objective:                                                         Long-term capital growth.

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2007
Investment Adviser:                                                         American Century Investment Management, Inc.
Investment Objective:                                                         Long-term capital growth.

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
Investment Adviser:                                                         American Century Investment Management, Inc.
Investment Objective:                                                         Long-term capital growth with income as a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II
Investment Adviser:                                                         American Century Investment Management, Inc.
Investment Objective:                                                         Long-term capital growth.

Credit Suisse Trust - Large Cap Value Portfolio
This investment option is no longer available to receive transfers or new purchase payments effective September 20, 2004
Investment Adviser:                                                         Credit Suisse Asset Management, LLC
Investment Objective:                                                         Long-term growth of capital and income.

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Adviser:                                                         The Dreyfus Corporation
Investment Objective:                                                         To match performance of the S&P SmallCap 600 Index®.

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
This investment option is no longer available to receive transfers or new purchase payments effective September 20, 2004
Investment Adviser:                                                         The Dreyfus Corporation
Investment Objective:                                                         Capital growth with current income as a secondary goal.

Dreyfus Stock Index Fund, Inc.: Initial Shares
Investment Adviser:                                                         The Dreyfus Corporation
Investment Objective:                                                         To match performance of the S&P 500.

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
Investment Adviser:                                                         The Dreyfus Corporation
Investment Objective:                                                         Long-term capital growth consistent with the preservation of capital.

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares
This investment option is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:                                                         The Dreyfus Corporation
Investment Objective:                                                         Capital growth.

Federated Insurance Series - Federated American Leaders Fund II: Service Shares
This investment option is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:                                                         Federated Equity Management Company of Pennsylvania
Investment Objective:                                                         Long-term capital growth, and secondarily income.

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares
This investment option is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:                                                         Federated Equity Management Company of Pennsylvania
Investment Objective:                                                         Capital appreciation.

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares
Investment Adviser:                                                         Federated Equity Management Company of Pennsylvania
Sub-adviser:                                                         Federated Investment Management Company
Investment Objective:                                                         To provide moderate capital appreciation and high current income.

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
Investment Adviser:                                                         Federated Investment Management Company
Investment Objective:                                                         Current income.

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Investment Adviser:                                                         FMR
Sub-adviser:                                                         Fidelity Research & Analysis Company
Investment Objective:                                                         Reasonable income.

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Investment Adviser:                                                         Fidelity Management & Research Company
Sub-adviser:                                                         FMR Co., Inc.
Investment Objective:                                                         Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class
This investment option is no longer available to receive transfers or new purchase payments effective September 20, 2004
Investment Adviser:                                                         Fidelity Management & Research Company
Sub-adviser:                                                         FMR Co., Inc.
Investment Objective:                                                         High level of current income.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
This investment option is no longer available to receive transfers or new purchase payments effective September 20, 2004
Investment Adviser:                                                         FMR
Sub-adviser:                                                         Fidelity Research & Analysis Company
Investment Objective:                                                         Long-term capital growth.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R
Investment Adviser:                                                         Fidelity Management & Research Company
Sub-adviser:                                                         FMR Co., Inc.
Investment Objective:                                                         Long-term capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class
Investment Adviser:                                                         FMR
Sub-adviser:                                                         Fidelity Research & Analysis Company
Investment Objective:                                                         Long-term capital appreciation.

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class
Investment Adviser:                                                         FMR
Sub-adviser:                                                         Fidelity Investments Money Management, Inc.
Investment Objective:                                                         High level of current income.

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class
This investment option is no longer available to receive transfers or new purchase payments effective September 20, 2004
Investment Adviser:                                                         FMR
Sub-adviser:                                                         Fidelity Research & Analysis Company
Investment Objective:                                                         Capital growth.

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2
Investment Adviser:                                                         FMR
Sub-adviser:                                                         Fidelity Research & Analysis Company
Investment Objective:                                                         Long-term growth of capital.

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class
This investment option is only available in contracts for which good order applications were received before May 1, 2006
Investment Adviser:                                                         FMR
Sub-adviser:                                                         Fidelity Research & Analysis Company
Investment Objective:                                                         Capital appreciation.

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2
Investment Adviser:                                                         Fidelity Management & Research Company
Sub-adviser:                                                         FMR Co., Inc.
Investment Objective:                                                         Capital appreciation.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class 2
Investment Adviser:                                                         Fidelity Management & Research Company
Investment Objective:                                                         High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

The assets of each Fidelity VIP Freedom Fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds
(underlying Fidelity funds).  Each Fidelity VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund.  Please refer to the prospectus for the Fidelity VIP Freedom Funds for more information.

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class 2
Investment Adviser:                                                         Fidelity Management & Research Company
Investment Objective:                                                         High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

The assets of each Fidelity VIP Freedom Fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds
(underlying Fidelity funds).  Each Fidelity VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund.  Please refer to the prospectus for the Fidelity VIP Freedom Funds for more information.

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class 2
Investment Adviser:                                                         Fidelity Management & Research Company
Investment Objective:                                                         High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

The assets of each Fidelity VIP Freedom Fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds
(underlying Fidelity funds).  Each Fidelity VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund.  Please refer to the prospectus for the Fidelity VIP Freedom Funds for more information.

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2
Investment Adviser:                                                         Franklin Advisors, Inc.
Investment Objective:                                                         Maximum income while maintaining prospects for capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2
This investment option is only available in contracts for which good order applications were received before May 1, 2006
Investment Adviser:                                                         Franklin Advisory Services, LLC
Investment Objective:                                                         Long-term capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2
Investment Adviser:                                                         Franklin Advisory Services, LLC
Investment Objective:                                                         Long-term total return.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3
Investment Adviser:                                                         Templeton Asset Management, Ltd.
Investment Objective:                                                         Long-term capital appreciation.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2
This investment option is no longer available to receive transfers or new purchase payments effective September 20, 2004
Investment Adviser:                                                         Templeton Investment Counsel, LLC
Investment Objective:                                                         Long-term capital growth.

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3
Investment Adviser:                                                         Templeton Investment Counsel, LLC
Investment Objective:                                                         Long-term capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3
Investment Adviser:                                                         Franklin Advisors, Inc.
Investment Objective:                                                         High current income, with preservation of capital.  Capital appreciation is a secondary consideration.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Janus Aspen Series - Balanced Portfolio: Service Shares
This investment option is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:                                                         Janus Capital Management LLC
Investment Objective:                                                         Long-term growth of capital, consistent with preservation of capital and balanced by current income.

Janus Aspen Series - Forty Portfolio: Service Shares
Investment Adviser:                                                         Janus Capital Management LLC
Investment Objective:                                                         Long-term growth of capital.

Janus Aspen Series - Global Technology Portfolio: Service Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective September 20, 2004
Investment Adviser:                                                         Janus Capital Management LLC
Investment Objective:                                                         Long-term capital growth.

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares
Investment Adviser:                                                         Janus Capital Management LLC
Sub-adviser:                                                         Enhanced Investment Technologies, LLC
Investment Objective:                                                         Long-term growth of capital.

Janus Aspen Series - International Growth Portfolio: Service II Shares
Investment Adviser:                                                         Janus Capital Management LLC
Investment Objective:                                                         Long-term capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Janus Aspen Series - International Growth Portfolio: Service Shares
This investment option is no longer available to receive transfers or new purchase payments effective September 20, 2004
Investment Adviser:                                                         Janus Capital Management LLC
Investment Objective:                                                         Long-term capital growth.

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class
Investment Adviser:                                                         Neuberger Berman Management Inc.
Sub-adviser:                                                         Neuberger Berman, LLC
Investment Objective:                                                         Highest available current income consistent with liquidity and low risk to principal and, secondarily, total return.

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class
This investment option is only available in contracts for which good order applications were received before May 1, 2006
Investment Adviser:                                                         Massachusetts Financial Services Company
Investment Objective:                                                         Long-term capital growth and future income.

MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Adviser:                                                         Massachusetts Financial Services Company
Investment Objective:                                                         Capital appreciation and reasonable income.

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Adviser:                                                         Capital Research and Management Company
Investment Objective:                                                         Seeks to provide high total return (including income and capital gains) consistent with the preservation of capital.

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Adviser:                                                         Capital Research and Management Company
Investment Objective:                                                         Income and more price stability than stocks, and capital preservation over the long term.  Seeks to maximize an investor’s level of current income and preserve the investor’s capital.

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Adviser:                                                         Capital Research and Management Company
Investment Objective:                                                         Capital appreciation through stocks.

Nationwide Variable Insurance Trust - American Funds NVIT Growth- Income Fund: Class II
Investment Adviser:                                                         Capital Research and Management Company
Investment Objective:                                                         The fund seeks to make shareholders' investments grow and provide income over time by investing primarily in common stock of companies or other securities that demonstrate the potential for appreciation and/or dividends.

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Adviser:                                                         Capital Research and Management Company
Investment Objective:                                                         Capital appreciation principally through investment in stocks.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
This investment option is no longer available to receive transfers or new purchase payments effective May 1, 2005
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         Federated Investment Management Company
Investment Objective:                                                         High current income.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         Federated Investment Management Company
Investment Objective:                                                         High current income.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Gartmore NVIT Emerging Markets Fund: Class I
This investment option is no longer available to receive transfers or new purchase payments effective September 20, 2004
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         Gartmore Global Partners
Investment Objective:                                                         Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

Nationwide Variable Insurance Trust - Gartmore NVIT Emerging Markets Fund: Class III
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         Gartmore Global Partners
Investment Objective:                                                         Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Gartmore NVIT Global Utilities Fund: Class I
This investment option is no longer available to receive transfers or new purchase payments effective September 20, 2004
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         Gartmore Global Partners
Investment Objective:                                                         Long-term capital growth.

Nationwide Variable Insurance Trust - Gartmore NVIT Global Utilities Fund: Class III
This investment option is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         Gartmore Global Partners
Investment Objective:                                                         Long-term capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Gartmore NVIT International Growth Fund: Class I
This investment option is no longer available to receive transfers or new purchase payments effective September 20, 2004
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         Gartmore Global Partners
Investment Objective:                                                         Long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.

Nationwide Variable Insurance Trust - Gartmore NVIT Worldwide Leaders Fund: Class I
This investment option is no longer available to receive transfers or new purchase payments effective September 20, 2004
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         Gartmore Global Partners
Investment Objective:                                                         Long-term capital growth.

Nationwide Variable Insurance Trust - J.P. Morgan NVIT Balanced Fund: Class I
This investment option is no longer available to receive transfers or new purchase payments effective September 20, 2004
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         J.P. Morgan Investment Management Inc.
Investment Objective:                                                         High total return from a diversified portfolio of equity and fixed income securities.

Nationwide Variable Insurance Trust - Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class I
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         Oberweis Asset Management, Inc.; Waddell & Reed Investment Management  Company
Investment Objective:
Capital growth.

Nationwide Variable Insurance Trust - Nationwide Multi-Manager NVIT Small Cap Value Fund: Class I
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         Epoch Investment Partners, Inc.; J.P. Morgan Investment Management Inc.
Investment Objective:                                                         Capital appreciation.

Nationwide Variable Insurance Trust - Nationwide Multi-Manager NVIT Small Company Fund: Class I
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         American Century Investment Management Inc.; Franklin Portfolio Associates LLC; Gartmore Global Partners; Morgan Stanley Investment Management Inc.; Neuberger Berman, LLC; Waddell & Reed Investment Management Company
Investment Objective:                                                         Long-term growth of capital.

Nationwide Variable Insurance Trust - Nationwide NVIT Global Financial Services Fund: Class I
This investment option is no longer available to receive transfers or new purchase payments effective September 20, 2004
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         Gartmore Global Partners
Investment Objective:                                                         Long-term capital growth.

Nationwide Variable Insurance Trust - Nationwide NVIT Global Financial Services Fund: Class III
This investment option is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         Gartmore Global Partners
Investment Objective:                                                         Long-term capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Nationwide NVIT Global Health Sciences Fund: Class I
This investment option is no longer available to receive transfers or new purchase payments effective September 20, 2004
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         Long-term capital appreciation.

Nationwide Variable Insurance Trust - Nationwide NVIT Global Health Sciences Fund: Class III
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         Long-term capital appreciation.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Nationwide NVIT Global Technology and Communications Fund: Class I
This investment option is no longer available to receive transfers or new purchase payments effective September 20, 2004
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         Long-term capital appreciation.

Nationwide Variable Insurance Trust - Nationwide NVIT Global Technology and Communications Fund: Class III
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         Long-term capital appreciation.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Nationwide NVIT Government Bond Fund: Class I
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         To provide a high level of income as is consistent with the preservation of capital.

Nationwide Variable Insurance Trust - Nationwide NVIT Growth Fund: Class I
This investment option is no longer available to receive transfers or new purchase payments effective September 20, 2004
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         Long-term capital appreciation.

Nationwide Variable Insurance Trust - Nationwide NVIT Investor Destinations Conservative Fund: Class II
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         High level of return consistent with a conservative level of risk compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide
NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         High level of total return consistent with a moderately conservative level of risk.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide
NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - Nationwide NVIT Investor Destinations Moderate Fund: Class II
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         High level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide
NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         Growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide
NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - Nationwide NVIT Investor Destinations Aggressive Fund: Class II
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         To maximize growth of capital consistent with a more aggressive level of risk as compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide
NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - Nationwide NVIT Mid Cap Growth Fund: Class I
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         Long-term capital appreciation.

Nationwide Variable Insurance Trust - Nationwide NVIT Money Market Fund: Class I
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         High level of current income as is consistent with the preservation of capital and maintenance of liquidity.

Nationwide Variable Insurance Trust - Nationwide NVIT U.S. Growth Leaders Fund: Class I
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         Long-term growth of capital.

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         Fund Asset Management, LP
Investment Objective:                                                         To match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE® Index") as closely as possible before the deduction of Fund expenses.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT International Value Fund: Class II
This investment option is no longer available to receive transfers or new purchase payments effective September 20, 2004
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         The Boston Company Asset Management LLC
Investment Objective:                                                         Long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT International Value Fund: Class VI
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         The Boston Company Asset Management LLC
Investment Objective:                                                         Long-term capital appreciation.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         Fund Asset Management, LP
Investment Objective:                                                         Capital appreciation.

Nationwide Variable Insurance Trust - NVIT Nationwide® Fund: Class I
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         Total return through a flexible combination of capital appreciation and current income.

Nationwide Variable Insurance Trust - NVIT Nationwide® Leaders Fund: Class I
This investment option is no longer available to receive transfers or new purchase payments effective September 20, 2004
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         High total return from a concentrated portfolio of U.S. securities.

Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         Van Kampen Asset Management
Investment Objective:                                                         Seeks capital growth and income through investments in equity securities, including common stocks and securities convertibles into common stocks.

Nationwide Variable Insurance Trust - Van Kampen NVIT Multi Sector Bond Fund: Class I
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         Van Kampen Asset Management
Investment Objective:                                                         Above average total return over a market cycle of three to five years.

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class
Investment Adviser:                                                         Neuberger Berman Management Inc.
Sub-adviser:                                                         Neuberger Berman, LLC
Investment Objective:                                                         Long-term capital growth.

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class
This investment option is no longer available to receive transfers or new purchase payments effective September 20, 2004
Investment Adviser:                                                         Neuberger Berman Management Inc.
Investment Objective:                                                         Long-term capital growth and, secondarily, current income.

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class
Investment Adviser:                                                         Neuberger Berman Management Inc.
Sub-adviser:                                                         Neuberger Berman, LLC
Investment Objective:                                                         Long-term growth of capital by investing primarily in common stocks of foreign companies.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class
This investment option is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:                                                         Neuberger Berman Management Inc.
Sub-adviser:                                                         Neuberger Berman, LLC
Investment Objective:                                                         Capital growth.

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class
This investment option is no longer available to receive transfers or new purchase payments effective September 20, 2004
Investment Adviser:                                                         Neuberger Berman Management Inc.
Sub-adviser:                                                         Neuberger Berman, LLC
Investment Objective:                                                         Capital growth.

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class
Investment Adviser:                                                         Neuberger Berman Management Inc.
Sub-adviser:                                                         Neuberger Berman, LLC
Investment Objective:                                                         Growth of capital.

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class
Investment Adviser:                                                         Neuberger Berman Management Inc.
Sub-adviser:                                                         Neuberger Berman, LLC
Investment Objective:                                                         Long-term capital growth by investing primarily in securities of companies that meet certain financial criteria and social policy.

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
Investment Adviser:                                                         OppenheimerFunds, Inc.
Investment Objective:                                                         Capital appreciation by investing in securities of well-known, established companies.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3
Investment Adviser:                                                         OppenheimerFunds, Inc.
Investment Objective:                                                         Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation that are considered to have appreciation possibilities.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares
This investment option is no longer available to receive transfers or new purchase payments effective September 20, 2004
Investment Adviser:                                                         OppenheimerFunds, Inc.
Investment Objective:                                                         Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation.

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4
Investment Adviser:                                                         OppenheimerFunds, Inc.
Investment Objective:                                                         High level of current income.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares
This investment option is no longer available to receive transfers or new purchase payments effective May 1, 2007
Investment Adviser:                                                         OppenheimerFunds, Inc.
Investment Objective:                                                         High level of current income.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
Investment Adviser:                                                         OppenheimerFunds, Inc.
Investment Objective:                                                         High total return which includes growth in the value of its shares as well as current income from equity and debt securities.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares
Investment Adviser:                                                         OppenheimerFunds, Inc.
Investment Objective:                                                         Capital appreciation.

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares
This investment option is no longer available to receive transfers or new purchase payments effective September 20, 2004
Investment Adviser:                                                         OppenheimerFunds, Inc.
Investment Objective:                                                         Capital appreciation by investing in "growth type" companies.

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB
This investment option is only available in contracts for which good order applications were received before May 1, 2005
Investment Adviser:                                                         Putnam Investment Management, LLC
Investment Objective:                                                         Capital growth and current income.

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB
This investment option is only available in contracts for which good order applications were received before May 1, 2005
Investment Adviser:                                                         Putnam Investment Management, LLC
Investment Objective:                                                         Capital appreciation.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II
Investment Adviser:                                                         T. Rowe Price Investment Services
Investment Objective:                                                         Long-term capital growth and, secondarily, income.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II
Investment Adviser:                                                         T. Rowe Price Investment Services
Investment Objective:                                                         Substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II
Investment Adviser:                                                         T. Rowe Price Investment Services
Investment Objective:                                                         High level of income consistent with moderate price fluctuation.

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II
Investment Adviser:                                                         Morgan Stanley Investment Management Inc.
Investment Objective:                                                         Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I
This investment option is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:                                                         Morgan Stanley Investment Management Inc.
Investment Objective:                                                         High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I
This investment option is no longer available to receive transfers or new purchase payments effective September 20, 2004
Investment Adviser:                                                         Morgan Stanley Investment Management Inc.
Investment Objective:                                                         Long-term capital growth by investing primarily in common stocks and other equity securities.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I
Investment Adviser:                                                         Morgan Stanley Investment Management Inc.
Investment Objective:                                                         Above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class
This investment option is no longer available to receive transfers or new purchase payments effective September 20, 2004
Investment Adviser:                                                         Van Eck Associates Corporation
Investment Objective:                                                         Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class
This investment option is no longer available to receive transfers or new purchase payments effective September 20, 2004
Investment Adviser:                                                         Van Eck Associates Corporation
Investment Objective:                                                         Long-term capital appreciation by investing primarily in hard asset securities.  Income is a secondary consideration.

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund
This investment option is no longer available to receive transfers or new purchase payments effective September 20, 2004
Investment Adviser:                                                         Wells Fargo Funds Management, LLC
Sub-adviser:                                                         Wells Capital Management Incorporated
Investment Objective:                                                         Long-term capital appreciation.

Appendix B: Fixed Annuity Payments

The contracts described in this prospectus are combination fixed and variable immediate annuity contracts.  This appendix discusses those interests under the contracts that relate to fixed annuity payments.

Interests in fixed annuity payments purchased under the contracts are supported by Nationwide’s general account.  In reliance on certain exemptions provided for under the Securities Act of 1933, such interests have not been registered with the SEC, and the SEC has not reviewed the following disclosures.

Fixed Annuity Payment Allocations under the Contract

Contract owners not allocating all of their single purchase payment to the variable account for the purchase of variable annuity payments may allocate their single purchase payment to Nationwide’s general account for the purchase of fixed annuity payments.  Alternatively, contract owners may allocate their single purchase payment to the general account and the variable account for the purchase of a combination of fixed and variable annuity payments.

Amounts originally allocated for the purchase of fixed annuity payments may not be reallocated to the variable account to purchase variable annuity payments.  However, subject to certain terms and conditions, contract owners may execute a variable to fixed transfer, as described in the "Transfers between Variable Annuity Payments and Fixed Annuity Payments" provision.  The amount originally allocated to provide fixed annuity payments, and each amount subsequent amount allocated to provide fixed annuity payments as a result of one or more variable to fixed transfers, constitute an independent series of fixed annuity payments or "fixed annuity segments."

Determination of Fixed Annuity Payments

Fixed annuity payments are level, meaning that each payment received will be the same, unless certain transactions are affected on the contract.  Fixed annuity payments will be reduced if:

•	non-annuity payment withdrawals are taken, as permitted under some income options;

•
required under the terms of the income option elected.  For example, under the joint and last survivor income option, annuity payments continuing to a survivor after the death of either the annuitant or joint annuitant may be reduced if the contract owner selected a continuation percentage of less than 100%.  Other income options may provide for similar reductions in fixed annuity payments.

Fixed annuity payments will be increased if the contract owner makes one or more variable to fixed transfers.

When the contract owner allocates all or part of the single purchase payment for the purchase of fixed annuity payments, or if the contract owner makes one or more variable to fixed transfers, the amount of each fixed annuity segment will be determined by Nationwide, based on the following factors:

•	the amount allocated for the purchase of fixed annuity payments, or, in the case of a variable to fixed transfer, the amount transferred from the variable account to purchase fixed annuity payments;

•	the age of the annuitant (and joint annuitant, if any) at the time of contract issuance and at the time of each variable to fixed transfer;

•	the sex of the annuitant (and joint annuitant, if any) at the time of contract issuance;

•	the income option elected;

•	the frequency of annuity payments elected (monthly, quarterly, etc.);

•	the income start date or the date fixed annuity payments begin that are the result of one or more variable to fixed transfers;

•	the deduction of applicable premium taxes; and

•	the date the contract was issued.

These factors will allow Nationwide to determine the level of fixed annuity payments it is able to guarantee on the basis of its expense, mortality, and normal profit assumptions.

Assets transferred to purchase fixed annuity payments pursuant to a variable to fixed transfer will receive the purchase rate that is current as of the date of the transfer.  This could result in different purchase rates for different fixed annuity payment allocations.

Fixed Annuity Payments and the Annuity Income Options

Fixed annuity payments may be purchased in conjunction with any of the income options available under the contract.

Commutation Value of Fixed Annuity Payments

Under certain circumstances, it may be necessary to "commute" the value of fixed annuity payments.  The commutation value of fixed annuity payments is the value of future guaranteed fixed annuity payments that are converted mathematically into a lump sum.  This is commonly referred to as a "present value" calculation.  There are two basic purposes for which it may be necessary to calculate the commutation value of fixed annuity payments.

First, under term certain income options, the contract owner has the right to make withdrawals from the contract that are in addition to regularly scheduled annuity payments.  In order to know what can be withdrawn from allocations for fixed annuity payments, it is necessary to know the commutation value of fixed annuity payments at the time the withdrawal is taken.  (It is important to understand that partial withdrawals of this nature will reduce on-going fixed annuity payments subsequent to the withdrawal, and a CDSC may apply as well – see the following section.)

Second, for those income options that provide a death benefit based on commutation values, the commutation value of remaining fixed annuity payments will equal the lump sum death benefit to which a beneficiary is entitled, insofar as fixed annuity payments are concerned.

It may also be necessary to calculate the commutation value of fixed annuity payments when a contract owner and/or annuitant die prior to the income start date.

The Adjusted Contract Rate

For purposes of calculating the commutation value of guaranteed fixed annuity payments, Nationwide calculates the present value of such payments, using the adjusted contract rate.

The adjusted contract rate is equal to the commutation value interest rate (which is a rate of interest established on the date the contract is issued and on the date of each variable to fixed transfer), plus the interest rate adjustment.

The interest rate adjustment is equal to;

CMT(c) – CMT(i); where

CMT(c) = the 10-year Constant Maturity Treasury (CMT) rate in effect on the date the request for withdrawal is received (or on the date of a death benefit calculation); and

CMT(i) = the 10-year Constant Maturity Treasury (CMT) rate in effect on the date the contract is issued (for fixed annuity segments purchased at the time the contract is issued) and/or the 10-year CMT rate in effect when any fixed annuity segments are created as a result of a variable to fixed transfer.

The CMT rates are interest rate quotations for various maturity durations published by the Federal Reserve Board on a regular basis.  These rates represent a readily available and consistently reliable interest rate benchmark in financial markets.

If the Federal Reserve Board halts publication of CMT rates, or if for any reason the CMT rates become unavailable, Nationwide will use appropriate rates based on Treasury bond yields.

Contingent Deferred Sales Charges (CDSC)

Under term certain income options (including the term certain with enhanced death benefit option) withdrawals in addition to regularly scheduled annuity payments may be taken.  Nationwide may assess a CDSC if such withdrawals are taken.

The CDSC is calculated by multiplying the applicable CDSC percentage by the amount that is withdrawn.  The applicable CDSC will not be applied to any amount in excess of the single purchase payment.

CDSC may be assessed based on amounts withdrawn from variable annuity payment allocations as well as fixed annuity payment allocations.

CDSC Percentages
Number of Completed Years from Date of Issue	CDSC Percentage
0	6%*
1	6%
2	5%
3	5%
4	4%
5	3%
6	2%
Thereafter	0%
*For contracts issued on or after May 1, 2003 and before May 1, 2004, no CDSC will be assessed for withdrawals taken during the first contract year.

Appendix C: Illustration of Variable Annuity Income

The following charts demonstrate how the assumed investment return (AIR) selected, and how different levels of investment performance, would affect variable annuity income over time.  Variable income will increase from one income start date anniversary to the next if the annualized net rate of return during that time is greater than the AIR chosen.  Variable income will decrease if the annualized net rate of return is less than the AIR.  The first variable annuity payment will be lower if the contract owner selected a 3.5% AIR than if the contract owner selected a 5.0% AIR.  However, subsequent variable annuity payments will increase more rapidly (or decrease more slowly) with a 3.5% AIR than with a 5.0% AIR.

Each of the three charts below shows the variable annuity income amounts for a contract with a 3.5% AIR, a contract with a 5.0% AIR, and a contract with a 6.0% AIR.  The 6.0% AIR may not be available in all states.  (Check with your registered representative regarding availability.)  The first chart is based on a 0% constant investment return before expenses, the second is based on a 6% return, and the third is based on a 12% return.  These are hypothetical rates of return.  Nationwide does not guarantee that the contract will earn these returns.  The charts are for illustrative purposes only.  They do not represent past or future investment returns.

A contract owner’s variable annuity income will differ from the income shown if the actual returns of the investment options selected are different than those shown below.  Since it is very likely that investment returns will fluctuate over time, the amount of variable annuity income actually received will also fluctuate.  The total amount of variable annuity income actually received will depend on the cumulative investment returns of the investment options chosen, the contract owner’s life span, and the income option chosen.  The annuitant's age and sex will also affect the level of annuity payments.

The variable income amounts shown reflect the deduction of all fees and expenses.  Actual investment option fees and expenses will vary from year to year and from investment option to investment option.  Actual expenses may be higher or lower than the rate used in the illustrations.  The illustration does not consider contracts that have elected the AIA Income Foundation Rider.  The illustrations assume that each investment option will incur expenses at an average annualized rate of 0.95% of the average daily net assets of the investment option.  The insurance charges are calculated at an annualized rate of 1.25% of the average daily net assets of the variable account.  After taking these expenses and charges into consideration, the illustrated gross investment returns of 0%, 6%, and 12% are approximately equal to the net rates (which means after expenses have been deducted) of -2.19%, 3.68% and 9.55%, respectively.

Illustrated Gross Return: 6.00%
900
800
700
600
500
400
300
200
100
0
First Monthly Payment Amount
1 2 3 4 5 6 7 8 9 10 11 12 13 14 15 16 17 18 19 20 21 22 23 24 25
Year
AIR 3.5%
AIR 5.0%
AIR 6.0%

Illustrated Gross Return: 12.00%
3000
2500
2000
1500
1000
500
0
First Monthly Payment Amount
1 2 3 4 5 6 7 8 9 10 11 12 13 14 15 16 17 18 19 20 21 22 23 24 25
Year
AIR 3.5%
AIR 5.0%
AIR 6.0%

Appendix D:Condensed Financial Information

The following tables reflect accumulation unit values for the units of the sub-accounts.  As used in this appendix, the term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect accumulation unit information for a partial year only.

The Nationwide Variable Insurance Trust – American Funds NVIT Growth-Income Fund: Class II and Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Class 4 were added to the variable account on May 1, 2007.  Therefore, no Condensed Financial Information is available.

No Additional Contract Options Elected (Total 1.25%)
(Variable account charges of 1.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	12.151727	13.553215	11.53%	33,338	2006
	11.671570	12.151727	4.11%	76,934	2005
	10.663500	11.671570	9.45%	4	2004
	10.000000	10.663500	6.64%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	11.592668	12.141679	4.74%	1,568	2006
	10.811543	11.592668	7.22%	2,251	2005
	10.296349	10.811543	5.00%	0	2004
	10.000000	10.296349	2.96%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	12.741948	14.628656	14.81%	12,449	2006
	11.808586	12.741948	7.90%	34,592	2005
	10.374012	11.808586	13.83%	0	2004
	10.000000	10.374012	3.74%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	12.094129	13.971839	15.53%	1,798	2006
	11.708653	12.094129	3.29%	1,963	2005
	10.660536	11.708653	9.83%	0	2004
	10.000000	10.660536	6.61%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	13.236164	14.927481	12.78%	450	2006
	12.569700	13.236164	5.30%	1,090	2005
	10.689767	12.569700	17.59%	0	2004
	10.000000	10.689767	6.90%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	13.568544	15.689047	15.63%	40,123	2006
	13.131678	13.568544	3.33%	239,843	2005
	11.768787	13.131678	11.58%	0	2004
	9.213262	11.768787	27.74%	96	2003
	11.571520	9.213262	-20.38%	3,485	2002
	12.787029	11.571520	-9.51%	2,356	2001
	14.485724	12.787029	-11.73%	1,110	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	12.450501	15.372314	23.47%	24,908	2006
	11.132159	12.450501	11.84%	72,717	2005
	9.809129	11.132159	13.49%	0	2004
	7.977821	9.809129	22.95%	0	2003
	10.145818	7.977821	-21.37%	618	2002
	14.507647	10.145818	-30.07%	0	2001
	17.662250	14.507647	-17.86%	899	2000

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	12.558756	15.505969	23.47%	1,868	2006
	11.244214	12.558756	11.69%	3,975	2005
	10.000000	11.244214	12.44%	7	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.213063	13.312954	18.73%	4,859	2006
	10.000000	11.213063	12.13%	5,986	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	10.840776	10.354924	-4.48%	23,168	2006
	10.744913	10.840776	0.89%	45,309	2005
	9.831340	10.744913	9.29%	0	2004
	7.971013	9.831340	23.34%	109	2003
	10.000000	7.971013	-20.29%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	18.826617	22.059989	17.17%	87,936	2006
	18.150582	18.826617	3.72%	321,257	2005
	16.076066	18.150582	12.90%	156	2004
	12.623723	16.076066	27.35%	1,213	2003
	14.630021	12.623723	-13.71%	3,076	2002
	13.132406	14.630021	11.40%	3,876	2001
	11.255628	13.132406	16.67%	246	2000

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	11.360689	12.214779	7.52%	467	2006
	10.000000	11.360689	13.61%	1,041	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.728572	10.763004	0.32%	98,314	2006
	10.696844	10.728572	0.30%	222,391	2005
	10.237378	10.696844	4.49%	856	2004
	10.000000	10.237378	2.37%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Credit Suisse Trust - Large Cap Value Portfolio - Q/NQ	14.488491	17.076505	17.86%	0	2006
	13.566563	14.488491	6.80%	0	2005
	12.338645	13.566563	9.95%	0	2004
	9.982657	12.338645	23.60%	0	2003
	13.145064	9.982657	-24.06%	0	2002
	13.187744	13.145064	-0.32%	0	2001
	12.261224	13.187744	7.56%	0	2000

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	13.198697	14.912520	12.98%	49,400	2006
	12.463747	13.198697	5.90%	88,187	2005
	10.355238	12.463747	20.36%	2,209	2004
	7.610820	10.355238	36.06%	743	2003
	10.000000	7.610820	-23.89%	17,848	2002*

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	10.313177	11.121665	7.84%	7,855	2006
	10.078937	10.313177	2.32%	287,872	2005
	9.609681	10.078937	4.88%	0	2004
	7.722981	9.609681	24.43%	0	2003
	11.006915	7.722981	-29.84%	261	2002
	14.397461	11.006915	-23.55%	0	2001
	16.386683	14.397461	-12.14%	0	2000

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	12.559128	14.324729	14.06%	188,695	2006
	12.147726	12.559128	3.39%	799,340	2005
	11.118412	12.147726	9.26%	7,442	2004
	8.771190	11.118412	26.76%	1,456	2003
	11.440825	8.771190	-23.33%	41,029	2002
	13.193664	11.440825	-13.29%	7,028	2001
	14.726559	13.193664	-10.41%	2,351	2000

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	12.419725	14.285838	15.03%	61,446	2006
	12.049000	12.419725	3.08%	368,495	2005
	11.615394	12.049000	3.73%	0	2004
	9.707308	11.615394	19.66%	96	2003
	11.803122	9.707308	-17.76%	1,613	2002
	13.180436	11.803122	-10.45%	2,042	2001
	13.433832	13.180436	-1.89%	0	2000

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	11.815361	12.078880	2.23%	0	2006
	11.334718	11.815361	4.24%	0	2005
	10.336480	11.334718	9.66%	0	2004
	10.000000	10.336480	3.36%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	12.004265	13.808804	15.03%	0	2006
	11.601684	12.004265	3.47%	0	2005
	10.729148	11.601684	8.13%	0	2004
	10.000000	10.729148	7.29%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	11.174187	12.776417	14.34%	0	2006
	11.126609	11.174187	0.43%	0	2005
	10.519530	11.126609	5.77%	0	2004
	10.000000	10.519530	5.20%	0	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	13.000205	13.371467	2.86%	140,825	2006
	12.995693	13.000205	0.03%	312,788	2005
	12.700446	12.995693	2.32%	2,419	2004
	12.290233	12.700446	3.34%	1,193	2003
	11.386105	12.290233	7.94%	3,950	2002
	10.675429	11.386105	6.66%	22,058	2001
	9.787093	10.675429	9.08%	410	2000

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.000000	10.308929	3.09%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	15.088589	17.892525	18.58%	170,739	2006
	14.447194	15.088589	4.44%	833,906	2005
	13.134952	14.447194	9.99%	300	2004
	10.214304	13.134952	28.59%	0	2003
	12.462000	10.214304	-18.04%	8,231	2002
	13.297371	12.462000	-6.28%	4,899	2001
	12.432231	13.297371	6.96%	5,641	2000

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	12.106070	12.759957	5.40%	62,580	2006
	11.600743	12.106070	4.36%	515,706	2005
	11.376316	11.600743	1.97%	4	2004
	8.676036	11.376316	31.12%	0	2003
	12.587267	8.676036	-31.07%	2,849	2002
	15.494279	12.587267	-18.76%	6,608	2001
	17.641868	15.494279	-12.17%	21,563	2000

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	10.344409	11.357330	9.79%	16,809	2006
	10.217205	10.344409	1.24%	74,317	2005
	9.451656	10.217205	8.10%	0	2004
	7.538157	9.451656	25.38%	384	2003
	7.367024	7.538157	2.32%	653	2002
	8.468211	7.367024	-13.00%	230	2001
	11.080460	8.468211	-23.58%	1,540	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	14.445584	16.825747	16.48%	32,236	2006
	12.295261	14.445584	17.49%	75,699	2005
	10.971102	12.295261	12.07%	0	2004
	7.757996	10.971102	41.42%	0	2003
	9.862700	7.757996	-21.34%	0	2002
	12.687275	9.862700	-22.26%	436	2001
	15.890221	12.687275	-20.16%	346	2000

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	14.397587	16.770243	16.48%	39,565	2006
	12.259263	14.397587	17.44%	100,227	2005
	10.000000	12.259263	22.59%	820	2004*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class - Q/NQ	18.349198	20.220546	10.20%	162,799	2006
	15.901687	18.349198	15.39%	648,372	2005
	13.961332	15.901687	13.90%	917	2004
	11.014882	13.961332	26.75%	298	2003
	12.315058	11.014882	-10.56%	2,705	2002
	14.231074	12.315058	-13.46%	3,466	2001
	15.447579	14.231074	-7.88%	16,651	2000

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.521925	10.837555	3.00%	54,571	2006
	10.437626	10.521925	0.81%	88,768	2005
	10.132142	10.437626	3.01%	184	2004
	10.000000	10.132142	1.32%	0	2003*

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	9.907573	10.302731	3.99%	2,356	2006
	9.215932	9.907573	7.50%	9,592	2005
	8.717183	9.215932	5.72%	0	2004
	6.808058	8.717183	28.04%	0	2003
	8.829438	6.808058	-22.89%	0	2002
	10.450878	8.829438	-15.51%	0	2001
	12.777351	10.450878	-18.21%	0	2000

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	15.348956	17.037613	11.00%	38,613	2006
	13.169953	15.348956	16.55%	62,513	2005
	10.698680	13.169953	23.10%	144	2004
	10.000000	10.698680	6.99%	0	2003*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class - Q/NQ	13.227488	15.178387	14.75%	29,117	2006
	13.060805	13.227488	1.28%	54,639	2005
	11.603120	13.060805	12.56%	0	2004
	7.446470	11.603120	55.82%	690	2003
	10.000000	7.446470	-25.54%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.402323	15.434380	15.16%	10,959	2006
	10.000000	13.402323	34.02%	4,964	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.706491	11.585934	8.21%	3,171	2006
	10.000000	10.706491	7.06%	977	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	11.013523	12.149289	10.31%	1,316	2006
	10.000000	11.013523	10.14%	379	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	11.221906	12.514327	11.52%	3,182	2006
	10.000000	11.221906	12.22%	372	2005*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.000000	11.123200	11.23%	29,347	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	14.017788	16.193756	15.52%	37,491	2006
	13.050590	14.017788	7.41%	54,273	2005
	10.679693	13.050590	22.20%	977	2004
	10.000000	10.679693	6.80%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	11.472529	13.269467	15.66%	72,752	2006
	11.232480	11.472529	2.14%	167,272	2005
	10.247554	11.232480	9.61%	901	2004
	10.000000	10.247554	2.48%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	12.698125	16.071961	26.57%	17,154	2006
	10.000000	12.698125	26.98%	24,526	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	13.609486	16.322062	19.93%	6,397	2006
	12.509221	13.609486	8.80%	18,386	2005
	10.687308	12.509221	17.05%	0	2004
	10.000000	10.687308	6.87%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.372710	14.840751	19.95%	34,461	2006
	11.376180	12.372710	8.76%	59,700	2005
	10.000000	11.376180	13.76%	1,237	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	9.799086	10.919750	11.44%	13,665	2006
	10.000000	9.799086	-2.01%	15,611	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares-Q/NQ	11.727222	12.787179	9.04%	3,983	2006
	11.030242	11.727222	6.32%	8,941	2005
	10.314462	11.030242	6.94%	0	2004
	10.000000	10.314462	3.14%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares-Q/NQ	8.020653	8.642729	7.76%	29,751	2006
	7.215824	8.020653	11.15%	87,496	2005
	6.194175	7.215824	16.49%	0	2004
	5.216955	6.194175	18.73%	0	2003
	6.283990	5.216955	-16.98%	1,195	2002
	8.141323	6.283990	-22.81%	2,245	2001
	10.000000	8.141323	-18.59%	17,732	2000*

Janus Aspen Series - Global Technology Portfolio: Service Shares-Q/NQ	3.716911	3.957908	6.48%	4,566	2006
	3.374104	3.716911	10.16%	28,760	2005
	3.397584	3.374104	-0.69%	0	2004
	2.348897	3.397584	44.65%	0	2003
	4.027049	2.348897	-41.67%	0	2002
	6.506406	4.027049	-38.11%	0	2001
	10.000000	6.506406	-34.94%	2,574	2000*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares-Q/NQ	15.499490	16.954615	9.39%	0	2006
	14.150937	15.499490	9.53%	0	2005
	12.199437	14.150937	16.00%	0	2004
	10.000000	12.199437	21.99%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - International Growth Portfolio: Service Shares-Q/NQ	9.196737	13.317081	44.80%	20,358	2006
	7.058336	9.196737	30.30%	78,544	2005
	6.022291	7.058336	17.20%	0	2004
	4.533041	6.022291	32.85%	0	2003
	6.183160	4.533041	-26.69%	0	2002
	8.178071	6.183160	-24.39%	4,295	2001
	10.000000	8.178071	-18.22%	6,933	2000*

Janus Aspen Series - International Growth Portfolio: Service II Shares-Q/NQ	15.722944	22.777550	44.87%	4,455	2006
	12.060003	15.722944	30.37%	0	2005
	10.000000	12.060003	20.60%	0	2004*

Lehman Brothers Advisors Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.985363	10.275244	2.90%	28,599	2006
	9.967544	9.985363	0.18%	104,466	2005
	10.015684	9.967544	-0.48%	0	2004
	10.000000	10.015684	0.16%	105	2003*

MFS Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	11.252200	11.923591	5.97%	22,488	2006
	10.932163	11.252200	2.93%	62,111	2005
	10.157854	10.932163	7.62%	975	2004
	10.000000	10.157854	1.58%	0	2003*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	12.817901	15.253770	19.00%	18,892	2006
	12.191297	12.817901	5.14%	26,763	2005
	10.751630	12.191297	13.39%	539	2004
	10.000000	10.751630	7.52%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	11.773573	12.237442	3.94%	5,320	2006
	11.586478	11.773573	1.61%	15,515	2005
	10.487525	11.286478	7.62%	969	2004
	10.000000	10.487525	4.88%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class - Q/NQ	15.694868	17.572548	11.96%	16,870	2006
	14.662576	15.694868	7.04%	39,569	2005
	12.820605	14.662576	14.37%	0	2004
	9.853218	12.820605	30.12%	0	2003
	13.566133	9.853218	-27.37%	0	2002
	13.949218	13.566133	-2.75%	1,924	2001
	13.966839	13.949218	-0.13%	0	2000

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	11.652777	14.206466	21.91%	5,367	2006
	10.000000	11.652777	16.53%	1,990	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	16.117619	18.255511	13.26%	32,214	2006
	14.349215	16.117619	12.32%	91,069	2005
	12.493396	14.349215	14.85%	0	2004
	9.878424	12.493396	26.47%	0	2003
	14.157405	9.878424	-30.22%	1,662	2002
	19.027345	14.157405	-25.59%	2,860	2001
	20.820318	19.027345	-8.61%	3,860	2000

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class - Q/NQ	16.366037	18.140407	10.84%	17,733	2006
	14.039079	16.366037	16.57%	44,272	2005
	11.949322	14.039079	17.49%	0	2004
	8.957418	11.949322	33.40%	1,355	2003
	11.957935	8.957418	-25.09%	226	2002
	12.462618	11.957935	-4.05%	8,273	2001
	12.531553	12.462618	-0.55%	0	2000

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	11.565237	12.669977	9.55%	8,870	2006
	10.000000	11.565237	15.65%	8,803	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	12.456727	13.987076	12.29%	2,897	2006
	11.804504	12.456727	5.53%	5,481	2005
	10.552559	11.804504	11.86%	0	2004
	10.000000	10.552559	5.53%	0	2003*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.469308	4.69%	22,383	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.000000	10.451366	4.51%	1,696	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.752059	7.52%	22,418	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.000000	10.278312	2.78%	7,714	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.566462	14.817911	9.22%	40,429	2006
	13.418308	13.566462	1.10%	153,214	2005
	12.342012	13.418308	8.72%	209	2004
	10.221629	12.342012	20.74%	0	2003
	10.027593	10.221629	1.94%	241	2002
	9.744373	10.027593	2.91%	7,295	2001
	10.757403	9.744373	-9.42%	1,338	2000

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.453271	11.417078	9.22%	22,811	2006
	10.000000	10.453271	4.53%	104,103	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	17.351085	23.426504	35.01%	5,247	2006
	13.246644	17.351085	30.98%	18,849	2005
	11.109704	13.246644	19.23%	0	2004
	6.807349	11.109704	63.20%	0	2003
	8.132085	6.807349	-16.29%	0	2002
	8.685889	8.132085	-6.38%	1,504	2001
	10.000000	8.685889	-13.14%	0	2000*

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	19.137690	25.824796	34.94%	7,808	2006
	14.608663	19.137690	31.00%	13,071	2005
	10.000000	14.608663	46.09%	908	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class I - Q/NQ	14.223797	19.322717	35.85%	3,870	2006
	13.538495	14.223797	5.06%	7,038	2005
	10.548585	13.538495	28.34%	0	2004
	8.611019	10.548585	22.50%	0	2003
	10.000000	8.611019	-13.89%	0	2002*

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	13.127756	17.837717	35.88%	0	2006
	12.484648	13.127756	5.15%	0	2005
	10.000000	12.484648	24.85%	0	2004*

NVIT Gartmore NVIT International Growth Fund: Class I - Q/NQ	9.455883	12.416347	31.31%	2,610	2006
	7.353676	9.455883	28.59%	4,108	2005
	6.521138	7.353676	12.77%	0	2004
	4.869101	6.521138	33.93%	0	2003
	6.496891	4.869101	-25.05%	1,209	2002
	9.221767	6.496891	-29.55%	0	2001
	10.000000	9.221767	-7.78%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	13.188122	16.394468	24.31%	5,405	2006
	11.190533	13.188122	17.85%	11,956	2005
	9.797330	11.190533	14.22%	0	2004
	7.291847	9.797330	34.36%	0	2003
	9.897097	7.291847	-26.32%	0	2002
	12.345376	9.897097	-19.83%	1,528	2001
	14.257588	12.345376	-13.41%	729	2000

NVIT J.P. Morgan NVIT Balanced Fund: Class I - Q/NQ	11.031324	12.228183	10.85%	21,125	2006
	10.893591	11.031324	1.26%	52,752	2005
	10.168075	10.893591	7.14%	0	2004
	8.695502	10.168075	16.93%	144	2003
	10.042076	8.695502	-13.41%	681	2002
	10.557899	10.042076	-4.89%	1,951	2001
	10.728485	10.557899	-1.59%	851	2000

NVIT Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class I - Q/NQ	15.473935	15.771065	1.92%	11,116	2006
	14.496373	15.473935	6.74%	22,480	2005
	12.943374	14.496373	12.00%	345	2004
	9.762003	12.943374	32.59%	54	2003
	14.818626	9.762003	-34.12%	0	2002
	16.831886	14.818626	-11.96%	609	2001
	20.331712	16.831886	-17.21%	162	2000

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class I - Q/NQ	29.026603	33.621951	15.83%	32,799	2006
	28.516666	29.026603	1.79%	85,809	2005
	24.618843	28.516666	15.83%	0	2004
	15.893715	24.618843	54.90%	15	2003
	22.097595	15.893715	-28.07%	831	2002
	17.445777	22.097595	26.66%	2,438	2001
	15.886176	17.445777	9.82%	912	2000

NVIT Nationwide Multi-Manager NVIT Small Company Fund: Class I - Q/NQ	25.089017	27.758912	10.64%	44,903	2006
	22.619557	25.089017	10.92%	108,927	2005
	19.244942	22.619557	17.54%	126	2004
	13.820149	19.244942	39.25%	0	2003
	16.928867	13.820149	-18.36%	918	2002
	18.376589	16.928867	-7.88%	3,101	2001
	17.087592	18.376589	7.54%	9,065	2000

NVIT Nationwide NVIT Global Financial Services Fund: Class I - Q/NQ	15.738875	18.701164	18.82%	1,731	2006
	14.338558	15.738875	9.77%	11,724	2005
	12.000664	14.338558	19.48%	0	2004
	8.591229	12.000664	39.69%	0	2003
	10.000000	8.591229	-14.09%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Global Financial Services Fund: Class III - Q/NQ	16.173510	19.220058	18.84%	0	2006
	14.731957	16.173510	9.79%	0	2005
	10.000000	14.731957	47.32%	0	2004*

NVIT Nationwide NVIT Global Health Sciences Fund: Class I - Q/NQ	12.733376	12.915098	1.43%	7,575	2006
	11.890573	12.733376	7.09%	14,440	2005
	11.163659	11.890573	6.51%	0	2004
	8.270129	11.163659	34.99%	580	2003
	10.000000	8.270129	-17.30%	0	2002*

NVIT Nationwide NVIT Global Health Sciences Fund: Class III - Q/NQ	13.001428	13.186297	1.42%	3,689	2006
	12.142666	13.001428	7.07%	4,788	2005
	10.000000	12.142666	21.43%	0	2004*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class I - Q/NQ	2.973957	3.264895	9.78%	1,385	2006
	3.027146	2.973957	-1.76%	15,436	2005
	2.938715	3.027146	3.01%	0	2004
	1.917037	2.938715	53.29%	0	2003
	3.392912	1.917037	-43.50%	0	2002
	5.999315	3.392912	-43.45%	0	2001
	10.000000	5.999315	-40.01%	0	2000*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class III - Q/NQ	11.053256	12.125152	9.70%	402	2006
	11.250482	11.053256	-1.75%	1,860	2005
	10.000000	11.250482	12.50%	884	2004*

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	13.254058	13.526164	2.05%	140,155	2006
	12.997203	13.254058	1.98%	364,157	2005
	12.745923	12.997203	1.97%	147	2004
	12.654152	12.745923	0.73%	134	2003
	11.546116	12.654152	9.60%	3,457	2002
	10.902126	11.546116	5.91%	25,716	2001
	9.809384	10.902126	11.14%	403	2000

NVIT Nationwide NVIT Growth Fund: Class I - Q/NQ	6.808112	7.137919	4.84%	10,947	2006
	6.473239	6.808112	5.17%	28,810	2005
	6.060807	6.473239	6.80%	0	2004
	4.623680	6.060807	31.08%	0	2003
	6.568981	4.623680	-29.61%	0	2002
	9.257262	6.568981	-29.04%	0	2001
	12.759401	9.257262	-27.45%	0	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.869465	14.852830	15.41%	135,285	2006
	12.074239	12.869465	6.59%	183,220	2005
	10.723013	12.074239	12.60%	0	2004
	8.234496	10.723013	30.22%	0	2003
	10.000000	8.234496	-17.66%	0	2002*

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.159571	11.699753	4.84%	61,920	2006
	10.938716	11.159571	2.02%	271,630	2005
	10.584735	10.938716	3.34%	0	2004
	9.933326	10.584735	6.56%	0	2003
	10.000000	9.933326	-0.67%	1,953	2002*

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.051166	13.252053	9.96%	812,446	2006
	11.584213	12.051166	4.03%	1,483,835	2005
	10.709575	11.584213	8.17%	24,602	2004
	9.033690	10.709575	18.55%	0	2003
	10.000000	9.033690	-9.66%	0	2002*

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.568358	14.216422	13.11%	310,101	2006
	11.886380	12.568358	5.74%	534,245	2005
	10.738253	11.886380	10.69%	8,590	2004
	8.586354	10.738253	25.06%	26,123	2003
	10.000000	8.586354	-14.14%	341	2002*

NVIT Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.683322	12.509474	7.07%	277,140	2006
	11.322864	11.683322	3.18%	595,122	2005
	10.700165	11.322864	5.82%	3,109	2004
	9.530058	10.700165	12.28%	0	2003
	10.000000	9.530058	-4.70%	35,027	2002*

NVIT Nationwide NVIT Mid Cap Growth Fund: Class I - Q/NQ	13.890136	15.076017	8.54%	18,549	2006
	12.816839	13.890136	8.37%	32,795	2005
	11.253065	12.816839	13.90%	728	2004
	8.131671	11.253065	38.39%	127	2003
	13.074320	8.131671	-37.80%	0	2002
	18.999657	13.074320	-31.19%	63	2001
	22.735718	18.999657	-16.43%	0	2000

NVIT Nationwide NVIT Money Market Fund: Class I - Q/NQ	11.255765	11.619013	3.23%	240,888	2006
	11.101653	11.255765	1.39%	1,953,289	2005
	11.151696	11.101653	-0.45%	589	2004
	11.222643	11.151696	-0.63%	0	2003
	11.228670	11.222643	-0.05%	21,700	2002
	10.976083	11.228670	2.30%	15,295	2001
	10.482530	10.976083	4.71%	25,012	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT U.S. Growth Leaders Fund: Class I - Q/NQ	15.041520	14.811147	-1.53%	23,854	2006
	13.603959	15.041520	10.57%	51,497	2005
	12.255359	13.603959	11.00%	0	2004
	8.157293	12.255359	50.24%	575	2003
	10.000000	8.157293	-18.43%	0	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.871766	8.72%	3,597	2006*

NVIT NVIT International Value Fund: Class II - Q/NQ	14.263887	17.241681	20.88%	290	2006
	12.921038	14.263887	10.39%	352	2005
	10.919858	12.921038	18.33%	0	2004
	10.000000	10.919858	9.20%	0	2003*

NVIT NVIT International Value Fund: Class VI - Q/NQ	12.583700	15.211230	20.88%	36,097	2006
	11.397535	12.583700	10.41%	88,514	2005
	10.000000	11.397535	13.98%	254	2004*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	22.830881	24.775941	8.52%	47,037	2006
	20.623786	22.830881	10.70%	104,694	2005
	18.045837	20.623786	14.29%	243	2004
	13.571367	18.045837	32.97%	0	2003
	16.226571	13.571367	-16.36%	3,391	2002
	16.650563	16.226571	-2.55%	2,951	2001
	14.634711	16.650563	13.77%	458	2000

NVIT NVIT Nationwide Fund: Class I - Q/NQ	12.569807	14.104765	12.21%	90,632	2006
	11.846853	12.569807	6.10%	161,192	2005
	10.930890	11.846853	8.38%	0	2004
	8.680809	10.930890	25.92%	0	2003
	10.636664	8.680809	-18.39%	0	2002
	12.216049	10.636664	-12.93%	7,938	2001
	12.637807	12.216049	-3.34%	7,132	2000

NVIT NVIT Nationwide Leaders Fund: Class I - Q/NQ	13.262325	15.198554	14.60%	263	2006
	12.174295	13.262325	8.94%	369	2005
	10.377980	12.174295	17.31%	0	2004
	8.381556	10.377980	23.82%	0	2003
	10.000000	8.381556	-16.18%	355	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	12.244340	14.014970	14.46%	64,219	2006
	11.893755	12.244340	2.95%	144,100	2005
	10.250526	11.893755	16.03%	651	2004
	7.897653	10.250526	29.79%	0	2003
	10.684106	7.897653	-26.08%	1,229	2002
	12.317063	10.684106	-13.26%	0	2001
	13.954430	12.317063	-11.73%	0	2000

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	14.029010	14.524404	3.53%	57,500	2006
	13.903003	14.029010	0.91%	131,498	2005
	13.215501	13.903003	5.20%	0	2004
	11.936481	13.215501	10.72%	0	2003
	11.274938	11.936481	5.87%	1,657	2002
	10.959378	11.274938	2.88%	14,572	2001
	10.503468	10.959378	4.34%	0	2000

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	15.528631	16.553915	6.60%	88,078	2006
	14.961776	15.528631	3.79%	243,863	2005
	14.168379	14.961776	5.60%	0	2004
	10.957031	14.168379	29.31%	0	2003
	15.170607	10.957031	-27.77%	278	2002
	17.574219	15.170607	-13.68%	13,935	2001
	17.836627	17.574219	-1.47%	4,021	2000

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	11.926147	13.861145	16.22%	88,163	2006
	10.565033	11.926147	12.88%	231,602	2005
	8.978200	10.565033	17.67%	0	2004
	6.356923	8.978200	41.23%	0	2003
	8.267491	6.356923	-23.11%	4,395	2002
	9.518646	8.267491	-13.14%	15,697	2001
	10.000000	9.518646	-4.81%	16,998	2000*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	18.916877	21.985482	16.22%	31,727	2006
	16.753552	18.916877	12.91%	39,671	2005
	10.000000	16.753552	67.54%	1,138	2004*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	11.158615	12.036191	7.86%	11,906	2006
	11.077356	11.158615	0.73%	41,171	2005
	10.316723	11.077356	7.37%	803	2004
	10.000000	10.316723	3.17%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	13.244102	15.044165	13.59%	95,594	2006
	12.654982	13.244102	4.66%	232,726	2005
	11.707682	12.654982	8.09%	0	2004
	9.355937	11.707682	25.14%	1,370	2003
	11.667724	9.355937	-19.81%	6,111	2002
	13.152642	11.667724	-11.29%	2,341	2001
	14.599387	13.152642	-9.91%	10,114	2000

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	13.137799	14.875772	13.23%	14,220	2006
	12.125632	13.137799	8.35%	31,409	2005
	10.302989	12.125632	17.69%	0	2004
	10.000000	10.302989	3.03%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	16.218926	16.490117	1.67%	5,348	2006
	14.621223	16.218926	10.93%	18,926	2005
	12.361526	14.621223	18.28%	0	2004
	9.967175	12.361526	24.02%	0	2003
	13.978216	9.967175	-28.69%	0	2002
	20.596567	13.978216	-32.13%	0	2001
	23.496887	20.596567	-12.34%	4,147	2000

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	12.152566	13.910568	14.47%	2,742	2006
	11.694543	12.152566	3.92%	7,051	2005
	10.658246	11.694543	9.72%	0	2004
	10.000000	10.658246	6.58%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	10.994804	11.447914	4.12%	0	2006
	10.533905	10.994804	4.38%	0	2005
	10.156107	10.533905	3.72%	0	2004
	10.000000	10.156107	1.56%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.221044	12.114909	7.97%	10,090	2006
	10.000000	11.221044	12.21%	2,182	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.548574	12.359645	17.17%	42,471	2006
	10.000000	10.548574	5.49%	40,005	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.043651	10.317721	2.73%	7,289	2006
	10.000000	10.043651	0.44%	9,088	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.684974	10.927517	2.27%	3,368	2006
	10.410321	10.684974	2.64%	11,760	2005
	10.129517	10.410321	2.77%	0	2004
	10.000000	10.129517	1.30%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	28.574908	31.268369	9.43%	5,973	2006
	25.777598	28.574908	10.85%	16,173	2005
	23.717411	25.777598	8.69%	0	2004
	18.783491	23.717411	26.27%	31	2003
	17.415214	18.783491	7.86%	358	2002
	16.018934	17.415214	8.72%	432	2001
	14.562396	16.018934	10.00%	0	2000

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	7.979923	8.611321	7.91%	1,392	2006
	6.873124	7.979923	16.10%	6,931	2005
	5.723928	6.873124	20.08%	0	2004
	4.088676	5.723928	39.99%	0	2003
	6.014503	4.088676	-32.02%	0	2002
	8.617166	6.014503	-30.20%	501	2001
	10.000000	8.617166	-13.83%	0	2000*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	29.114020	39.689950	36.33%	44,849	2006
	25.186652	29.114020	15.59%	126,423	2005
	18.699570	25.186652	34.69%	1,289	2004
	13.770483	18.699570	35.79%	203	2003
	14.055442	13.770483	-2.03%	2,104	2002
	12.959009	14.055442	8.46%	2,011	2001
	12.466313	12.959009	3.95%	2,013	2000*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	31.514704	43.412632	37.75%	2,980	2006
	24.176597	31.514704	30.35%	11,367	2005
	19.447415	24.176597	24.32%	0	2004
	12.772187	19.447415	52.26%	0	2003
	13.320519	12.772187	-4.12%	0	2002
	13.739047	13.320519	-3.05%	0	2001
	23.931619	13.739047	-42.59%	0	2000

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	31.001698	38.113622	22.94%	621	2006
	20.697822	31.001698	49.78%	1,637	2005
	16.905954	20.697822	22.43%	0	2004
	11.800336	16.905954	43.27%	0	2003
	12.298301	11.800336	-4.05%	0	2002
	13.907561	12.298301	-11.57%	353	2001
	12.641312	13.907561	10.02%	0	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	11.325995	12.551474	10.82%	16,127	2006
	10.630738	11.325995	6.54%	214,577	2005
	9.106093	10.630738	16.74%	0	2004
	6.730519	9.106093	35.30%	0	2003
	9.313641	6.730519	-27.73%	452	2002
	9.772739	9.313641	-4.70%	4,371	2001
	10.000000	9.772739	-2.27%	0	2000*

Maximum Additional Contract Options Elected (Total 2.25%)
(Variable account charges of 2.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	10.967448	12.108843	10.41%	1,006	2006
	10.682908	10.967448	2.66%	1,081	2005

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	10.990161	11.394373	3.68%	597	2006
	10.232623	10.990161	7.40%	673	2005

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	11.729530	13.330346	13.65%	2,992	2006
	11.001029	11.729530	6.62%	0	2005

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	11.252332	12.868119	14.36%	0	2006
	11.680790	11.252332	-3.67%	0	2005

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	13.729511	15.327536	11.64%	0	2006
	12.435531	13.729511	10.41%	0	2005

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	9.061513	10.371892	14.46%	0	2006
	9.001893	9.061513	0.66%	0	2005

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	6.899661	8.432841	22.22%	0	2006
	6.152727	6.899661	12.14%	0	2005

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	12.098845	14.787320	22.22%	0	2006
	10.789065	12.098845	12.14%	0	2005

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.137716	13.090018	17.53%	3,891	2006
	10.775888	11.137716	3.36%	1,028	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	10.443772	9.874914	-5.45%	359	2006
	10.134160	10.443772	3.06%	1,140	2005

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	16.026138	18.589009	15.99%	7,539	2006
	15.728497	16.026138	1.89%	6,509	2005

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	11.284397	12.010166	6.43%	901	2006
	10.539440	11.284397	7.07%	1,931	2005

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.441102	10.368826	-0.69%	33,771	2006
	10.545772	10.441102	-0.99%	41,544	2005

Credit Suisse Trust - Large Cap Value Portfolio - Q/NQ	11.796211	13.762971	16.67%	0	2006
	11.627108	11.796211	1.45%	0	2005

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	12.715512	14.221505	11.84%	0	2006
	12.300357	12.715512	3.38%	0	2005

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	5.999106	6.404072	6.75%	0	2006
	5.874922	5.999106	2.11%	0	2005

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	8.186900	9.243565	12.91%	36,732	2006
	8.009176	8.186900	2.22%	99,761	2005

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	8.735295	9.946363	13.86%	163	2006
	8.787858	8.735295	-0.60%	598	2005

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	11.116686	11.249822	1.20%	0	2006
	10.673921	11.116686	4.15%	0	2005

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	10.942000	12.459797	13.87%	0	2006
	10.764195	10.942000	1.65%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	10.202498	11.547634	13.18%	0	2006
	10.151968	10.202498	0.50%	0	2005

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.589947	12.818721	1.82%	10,986	2006
	12.677091	12.589947	-0.69%	3,204	2005

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.000000	10.239603	2.40%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	11.843841	13.903021	17.39%	32,630	2006
	11.394408	11.843841	3.94%	3,437	2005

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	6.359482	6.635254	4.34%	342	2006
	6.080836	6.359482	4.58%	1,447	2005

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	8.936966	9.713021	8.68%	0	2006
	8.738076	8.936966	2.28%	0	2005

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	8.962888	10.334267	15.30%	0	2006
	7.662464	8.962888	16.97%	0	2005

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	13.870439	15.993091	15.30%	0	2006
	11.862700	13.870439	16.92%	0	2005

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class - Q/NQ	11.181839	12.197798	9.09%	157,593	2006
	10.173717	11.181839	9.91%	88,829	2005

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.240260	10.440933	1.96%	63,160	2006
	10.317124	10.240260	-0.75%	28,165	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	7.555893	7.777874	2.94%	0	2006
	7.110274	7.555893	6.27%	0	2005

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	16.196762	17.797120	9.88%	35,781	2006
	14.385817	16.196762	12.59%	25,725	2005

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class - Q/NQ	12.743211	14.475045	13.59%	5,157	2006
	12.539712	12.743211	1.62%	5,242	2005

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.312384	15.175959	14.00%	0	2006
	11.117828	13.312384	19.74%	0	2005

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.634532	11.391876	7.12%	0	2006
	10.290160	10.634532	3.35%	0	2005

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.939506	11.945798	9.20%	1,536	2006
	10.397420	10.939506	5.19%	0	2005

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	11.146499	12.304728	10.39%	9,648	2006
	10.469974	11.146499	6.46%	7,844	2005

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.000000	11.048415	10.48%	10,080	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	11.046037	12.631858	14.36%	0	2006
	10.602359	11.046037	4.18%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	10.675301	12.222720	14.50%	33,756	2006
	10.394611	10.675301	2.70%	30,803	2005

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	12.612849	15.802849	25.29%	0	2006
	10.670957	12.612849	18.20%	0	2005

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	11.021895	13.085284	18.72%	0	2006
	10.157275	11.021895	8.51%	0	2005

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	11.018254	13.082705	18.74%	0	2006
	10.152643	11.018254	8.53%	0	2005

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	9.733150	10.736780	10.31%	0	2006
	9.908439	9.733150	-1.77%	0	2005

Janus Aspen Series - Balanced Portfolio: Service Shares-Q/NQ	10.891752	11.756284	7.94%	0	2006
	10.468329	10.891752	4.04%	0	2005

Janus Aspen Series - Forty Portfolio: Service Shares-Q/NQ	7.551143	8.054624	6.67%	0	2006
	7.253447	7.551143	4.10%	0	2005

Janus Aspen Series - Global Technology Portfolio: Service Shares-Q/NQ	3.499173	3.688412	5.41%	0	2006
	3.112792	3.499173	12.41%	0	2005

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares-Q/NQ	15.084946	16.334538	8.28%	0	2006
	14.456911	15.084946	4.34%	0	2005

Janus Aspen Series - International Growth Portfolio: Service Shares-Q/NQ	8.658372	12.410984	43.34%	0	2006
	6.854996	8.658372	26.31%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - International Growth Portfolio: Service II Shares-Q/NQ	15.147332	21.722217	43.41%	0	2006
	11.987487	15.147332	26.36%	0	2005

Lehman Brothers Advisors Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.718098	9.899222	1.86%	12,743	2006
	9.750570	9.718098	-0.33%	12,956	2005

MFS Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	10.977206	11.514701	4.90%	619	2006
	10.597673	10.977206	3.58%	1,680	2005

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.783442	13.881187	17.80%	10,279	2006
	11.583355	11.783442	1.73%	4,127	2005

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	13.139124	13.518806	2.89%	0	2006
	12.655090	13.139124	3.82%	0	2005

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class - Q/NQ	10.782892	11.951009	10.83%	0	2006
	10.138880	10.782892	6.35%	0	2005

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	11.574497	13.968579	20.68%	0	2006
	10.410128	11.574497	11.18%	0	2005

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	6.658883	7.465963	12.12%	0	2006
	6.085893	6.658883	9.42%	0	2005

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class - Q/NQ	12.512846	13.729403	9.72%	0	2006
	11.661551	12.512846	7.30%	0	2005

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	11.487543	12.457761	8.45%	1,926	2006
	10.786017	11.487543	6.50%	1,647	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	11.713378	13.019610	11.15%	1,798	2006
	11.040918	11.713378	6.09%	1,634	2005

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.398894	3.99%	12,877	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.000000	10.381087	3.81%	13,829	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.679747	6.80%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.000000	10.209164	2.09%	18,241	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.044579	13.022843	8.12%	0	2006
	11.822602	12.044579	1.88%	0	2005

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.382986	11.225838	8.12%	0	2006
	10.201189	10.382986	1.78%	0	2005

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	16.449238	21.984674	33.65%	0	2006
	13.485149	16.449238	21.98%	0	2005

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	18.437248	24.628457	33.58%	0	2006
	15.099319	18.437248	22.11%	0	2005

NVIT Gartmore NVIT Global Utilities Fund: Class I - Q/NQ	10.380247	13.959069	34.48%	0	2006
	10.158487	10.380247	2.18%	0	2005

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	12.613243	16.965683	34.51%	0	2006
	12.333630	12.613243	2.27%	0	2005

NVIT Gartmore NVIT International Growth Fund: Class I - Q/NQ	8.964258	11.651986	29.98%	0	2006
	7.284758	8.964258	23.05%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	8.879540	10.926954	23.06%	0	2006
	7.697239	8.879540	15.36%	0	2005

NVIT J.P. Morgan NVIT Balanced Fund: Class I - Q/NQ	9.695404	10.638814	9.73%	0	2006
	9.671784	9.695404	0.24%	0	2005

NVIT Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class I - Q/NQ	6.757209	6.817362	0.89%	0	2006
	6.246511	6.757209	8.18%	0	2005

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class I - Q/NQ	17.372951	19.920154	14.66%	0	2006
	17.062224	17.372951	1.82%	0	2005

NVIT Nationwide Multi-Manager NVIT Small Company Fund: Class I - Q/NQ	13.018755	14.258693	9.52%	0	2006
	12.152595	13.018755	7.13%	0	2005

NVIT Nationwide NVIT Global Financial Services Fund: Class I - Q/NQ	11.620659	13.668441	17.62%	0	2006
	10.322577	11.620659	12.58%	0	2005

NVIT Nationwide NVIT Global Financial Services Fund: Class III - Q/NQ	15.539743	18.280479	17.64%	0	2006
	13.791912	15.539743	12.67%	0	2005

NVIT Nationwide NVIT Global Health Sciences Fund: Class I - Q/NQ	10.655057	10.697935	0.40%	0	2006
	10.328071	10.655057	3.17%	0	2005

NVIT Nationwide NVIT Global Health Sciences Fund: Class III - Q/NQ	12.491757	12.541380	0.40%	0	2006
	12.109337	12.491757	3.16%	0	2005

NVIT Nationwide NVIT Global Technology and Communications Fund: Class I - Q/NQ	2.819165	3.063697	8.67%	0	2006
	2.579537	2.819165	9.29%	0	2005

NVIT Nationwide NVIT Global Technology and Communications Fund: Class III - Q/NQ	10.648508	11.563181	8.59%	0	2006
	9.751418	10.648508	9.20%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	12.775650	12.906278	1.02%	49,051	2006
	12.846235	12.775650	-0.55%	35,878	2005

NVIT Nationwide NVIT Growth Fund: Class I - Q/NQ	5.133976	5.328316	3.79%	0	2006
	4.994482	5.133976	2.79%	0	2005

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.365120	14.126678	14.25%	17,246	2006
	11.734544	12.365120	5.37%	0	2005

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.722170	11.127671	3.78%	26,332	2006
	10.651109	10.722170	67.00%	29,431	2005

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.578857	12.604126	8.85%	282,174	2006
	11.267564	11.578857	2.76%	107,943	2005

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.075809	13.521373	11.97%	252,309	2006
	11.570960	12.075809	4.36%	209,054	2005

NVIT Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.225416	11.897824	5.99%	21,701	2006
	11.036455	11.225416	1.71%	20,655	2005

NVIT Nationwide NVIT Mid Cap Growth Fund: Class I - Q/NQ	5.319950	5.715818	7.44%	14,860	2006
	4.972742	5.319950	6.98%	17,994	2005

NVIT Nationwide NVIT Money Market Fund: Class I - Q/NQ	10.101803	10.322500	2.18%	34,332	2006
	10.058320	10.101803	0.43%	7,838	2005

NVIT Nationwide NVIT U.S. Growth Leaders Fund: Class I - Q/NQ	11.551501	11.259648	-2.53%	6,895	2006
	10.778369	11.551501	7.17%	5,621	2005

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.798640	7.99%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT International Value Fund: Class II - Q/NQ	11.194114	13.394458	19.66%	0	2006
	10.161326	11.194114	10.16%	0	2005

NVIT NVIT International Value Fund: Class VI - Q/NQ	12.475221	14.927872	19.66%	0	2006
	11.316795	12.475221	10.24%	0	2005

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	14.426404	15.497335	7.42%	8,585	2006
	13.669005	14.426404	5.54%	8,269	2005

NVIT NVIT Nationwide Fund: Class I - Q/NQ	9.651649	10.720914	11.08%	59,307	2006
	9.334508	9.651649	3.40%	41,736	2005

NVIT NVIT Nationwide Leaders Fund: Class I - Q/NQ	11.140994	12.638617	13.44%	0	2006
	10.648406	11.140994	4.63%	0	2005

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	8.045521	9.115994	13.31%	23,236	2006
	7.855041	8.045521	2.42%	24,487	2005

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	12.663264	12.978045	2.49%	0	2006
	12.648443	12.663264	0.12%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	8.169779	8.621233	5.53%	113,719	2006
	7.900901	8.169779	3.40%	84,293	2005

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	11.257951	12.952450	15.05%	0	2006
	10.081789	11.257951	11.67%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	18.411069	21.181587	15.05%	0	2006
	16.487375	18.411069	11.67%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	10.196578	10.887437	6.78%	0	2006
	10.100487	10.196578	0.95%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	8.576947	9.644314	12.44%	9,459	2006
	8.315771	8.576947	3.14%	2,450	2005

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	11.606399	13.009062	12.09%	0	2006
	10.846787	11.606399	7.00%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	5.700607	5.737368	0.64%	0	2006
	5.295116	5.700607	7.66%	0	2005

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	10.812637	12.251855	13.31%	0	2006
	10.642309	10.812637	1.60%	0	2005

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	11.251140	11.596483	3.07%	0	2006
	10.795010	11.251140	4.23%	0	2005

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.145643	11.911970	6.88%	3,976	2006
	10.644847	11.145643	4.70%	4,734	2005

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.477665	12.152637	15.99%	27,274	2006
	10.365069	10.477665	1.09%	21,043	2005

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	9.976101	10.144831	1.69%	15,973	2006
	10.014541	9.976101	-0.38%	10,535	2005

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.399944	10.528615	1.24%	9,595	2006
	10.358167	10.399944	0.40%	9,713	2005

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	18.511634	20.052000	8.32%	0	2006
	17.482734	18.511634	5.89%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	7.532625	8.046519	6.82%	0	2006
	6.654767	7.532625	13.19%	0	2005

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	25.926914	34.988644	34.95%	0	2006
	24.392904	25.926914	6.29%	0	2005

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	12.266817	16.727451	36.36%	0	2006
	10.147224	12.266817	20.89%	0	2005

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	22.873047	27.836326	21.70%	0	2006
	17.911877	22.873047	27.70%	0	2005

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	10.691453	11.728634	9.70%	0	2006
	10.156986	10.691453	5.26%	0	2005

Appendix E: Contract Types and Tax Information

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code.  Following is a general description of the various contract types.  Eligibility requirements, tax benefits (if any) limitations, and other features of the contracts will differ depending on contract type.

Types of Contracts

Individual Retirement Annuities ("IRAs")

Individual Retirement Annuities are contracts that satisfy the provisions of Section 408(b) of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $5,000; if the contract owner is age 50 or older, the annual premium cannot exceed $5,000 (although rollovers of greater amounts from qualified plans, Tax Sheltered Annuities and other IRAs can be received);

•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

IRAs may receive rollover contributions from Individual Retirement Accounts, other IRAs, Tax Sheltered Annuities, certain 457 government plans, and qualified retirement plans (including 401(k) plans).

When the owner of an Individual Retirement Contract attains the age of 70 ½, the Internal Revenue Code requires that certain minimum distributions must be made. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distribution may exceed the Contract Value. In addition, upon the death of the owner of an Individual Retirement Contract, mandatory distribution requirements are imposed by the Internal Revenue Code, to ensure distribution of the entire balance in the contract within a required statutory period.

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established.

Non-Qualified Contracts

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, Roth IRA or Tax Sheltered Annuity.
Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required statutory period.

Non-Qualified contracts that are owned by natural persons allow for the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.  Non-Qualified contracts that are not immediate annuities and  are owned by non-natural persons, such as trusts, corporations and partnerships are generally subject to current income tax on the gain earned inside the contract, unless the non-natural person owns the contract as an “agent” of a natural person.   For this purpose, the Internal Revenue Service has indicated that an immediate annuity that is acquired through a 1035 tax-free exchange from a life insurance, endowment, or deferred annuity contract may not be treated as an immediate annuity for income tax purposes.

Roth IRAs

Roth IRA contracts are contracts that satisfy the requirements of Section 408A of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $5,000; if the contract owner is age 50 or older, the annual premium cannot exceed $5,000  (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA; however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner’s federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to rollover amounts from an IRA to a Roth IRA.  For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established.

Tax Sheltered Annuities

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees.  These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the employee’s income, up to statutory maximum amounts.  These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.  Certain minimum distribution requirements must be satisfied after the owner attains the age of 70½, and after the owner’s death.  Additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

When the owner of a Tax Sheltered Annuity attains the age of 70 ½, the Internal Revenue Code requires that certain minimum distributions must be made.  Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distribution may exceed the Contract Value.  In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Internal Revenue Code, to ensure distribution of the entire balance in the contract within a required statutory period.

Federal Tax Considerations

Federal Income Taxes

The tax consequences of purchasing a contract described in this prospectus will depend on:

•	the type of contract purchased;

•	the purposes for which the contract is purchased; and

•	the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation.  Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of investment options available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment.  In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of investment options available in a variable insurance product does not exceed 20, the number of investment options alone would not cause the contract to not qualify for the desired tax treatment.  The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment.  The revenue ruling did not indicate the actual number of investment options that would cause the contract to not provide the desired tax treatment.  Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of investment options, transfers between investment options, exchanges of investment options or changes in investment objectives of investment options such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401, 408(a), and 403(b)(7) of the Internal Revenue Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract.  Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts.  In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes.  The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus.  Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed.  Nothing in this prospectus should be considered to be tax advice.  Contract owners and prospective contract owners should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.

Individual Retirement Annuities

Distributions from IRAs, are generally taxed as ordinary income when received.  If any of the amount contributed to the IRA was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to regular income tax and an additional penalty tax of 10% is also generally applicable.  The 10% penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	used for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions."  A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

•	it is made on or after the date on which the contract owner attains age 59½;

•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;

•	it is attributable to the contract owner’s disability; or

•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five year rule generally is satisfied if the distribution is not made within the five taxable year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not includible in gross income for federal income tax purposes.

A non-qualified distribution is not includible in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA.  Any non-qualified distribution in excess of total contributions will be included in the contract owner’s gross income in the year that is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from a traditional IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance may be included in the contract owner’s gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received.  A portion of each distribution is excludable from income based on a formula established pursuant to the Internal Revenue Code.  The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered.  Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or

•	made to the owner after separation from service with his or her employer after age 55.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the income start date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner’s investment in the contract at the time of the distribution.  In general, the investment in the contract is equal to the purchase payments made with after tax dollars.   Distributions, for this purpose, include partial surrenders, any portion of the contract that is assigned or pledged, or any portion of the contract that is transferred by gift.  For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the income start date, a portion of each annuity payment is excludable from taxable income.  The amount excludable is based on the ratio between the contract owner’s investment in the contract and the expected return on the contract.  Once the entire investment in the contract is recovered, all distributions are fully includable in income.  The maximum amount excludable from income is the investment in the contract.  If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982.  For those contracts, distributions that are made prior to the income start date are treated first as a recovery of the investment in the contract as of that date.  A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½.  The amount of the penalty is 10% of the portion of any distribution that is includible in gross income.  The penalty tax does not apply if the distribution is:

•	the result of a contract owner’s death;

•	the result of a contract owner’s disability, (as defined in the Internal Revenue Code);

•
one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner;

•	allocable to an investment in the contract before August 14, 1982; or

•	from an immediate annuity.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

For purposes of the exception to the penalty tax, an immediate annuity is a single premium contract from which payments begin within one year of purchase, and which provides for substantially equal periodic payments.  If the contract is issued as the result of an nontaxable exchange described in Section 1035 of the Internal Revenue Code, for purposes of determining whether the contract is an immediate annuity, it will generally be considered to have been purchased on the purchase date of the contract given up in the exchange.  Consequently, if all or a portion of the purchase payment for this contract is the result of a Section 1035 exchange from a life insurance contract, an endowment contract, or a deferred annuity that was issued more than 1 year prior to the Income Start Date, then this contract would not qualify for the immediate annuity exception to the penalty tax.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals, including immediate annuity contracts that are owned by entities but which satisfy the immediate annuity exception to the penalty tax.  Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person and the contract does not satisfy the immediate annuity exception.  If all or a portion of the purchase payment for this contract is the result of a Section 1035 exchange from a life insurance contract, an endowment contract, or a deferred annuity that was issued more than 1 year prior to the Income Start Date, then this contract would not qualify for the immediate annuity exception to the non-natural persons rules.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code.  Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned.  Taxation is not deferred, even if the income is not distributed out of the contract.  The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts.  For purposes of the rule that annuity contracts that are owned by non-natural persons are not treated as annuity contracts for tax purposes, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual.  This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral.  However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

•	acquired by the estate of a decedent by reason of the death of the decedent;

•	issued in connection with certain qualified retirement plans and individual retirement plans;

•	purchased by an employer upon the termination of certain qualified retirement plans; or

•	immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.

If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.

Withholding

Pre-death distributions from the contracts are subject to federal income tax.  Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise.  If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

•
the distribution is made directly to another Tax Sheltered Annuity, qualified pension of profit-sharing plan described in section 401(a), an eligible deferred compensation plan described in section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or an IRA; or

•	the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding.  Such circumstances include:

•	if the payee does not provide Nationwide with a taxpayer identification number; or

•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding.  The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

Non-Resident Aliens

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.  Nationwide is required to withhold this amount and send it to the Internal Revenue Service.  Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies.  In order to obtain the benefits of such a treaty, the non-resident alien must:

1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and

2)	provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another exemption from the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;

2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and

3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.

Note that these distributions would be subject to the same withholding rules that are applicable to payments to United States citizens, including back-up withholding, which is currently at a rate of 28%, if a correct taxpayer identification number is not provided.

Federal Estate, Gift and Generation Skipping Transfer Taxes

The following transfers may be considered a gift for federal gift tax purposes:

•	a transfer of the contract from one contract owner to another; or

•	a distribution to someone other than a contract owner.

Upon the contract owner’s death, the value of the contract may subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any.  A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

a)	an individual who is two or more generations younger than the contract owner; or

b)	certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:

•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

Charge for Tax

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts.  If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

Diversification

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts.  A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

•	the failure to diversify was accidental;

•	the failure is corrected; and

•	a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract.  Nationwide believes that the investments underlying this contract meet these diversification requirements.

Tax Changes

The foregoing tax information is based on Nationwide’s understanding of federal tax laws.  It is NOT intended as tax advice.  All information is subject to change without notice.  You should consult your tax and/or financial adviser for more information.

The foregoing tax information is based on Nationwide’s understanding of federal tax laws.  It is NOT intended as tax advice.  All information is subject to change without notice.  You should consult with your personal tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted.  EGTRRA made numerous changes to the Internal Revenue Code, including the following:

•	generally lowering federal income tax rates;

•	increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

•	increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

•	eliminating and/or reducing the highest federal estate tax rates;

•	increasing the estate tax credit; and

•	for persons dying after 2009, repealing the estate tax.

The Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the partability of various retirement plans.  However, all of the changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation.  If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form.  This creates uncertainty as to future tax requirements and implications.  Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

Required Distributions

Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus.  Following is an overview of the required distribution rules applicable to each type of contract.  Please consult a qualified tax or financial adviser for more specific required distribution information.

Required Distributions – General Information

In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death.  The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner.  A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract.  Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner.  How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries.  For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death.  For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until December 31 of the year following the contract owner’s death.  If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period.  Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

Required Distributions for Non-Qualified Contracts

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies.  The following distributions will be made in accordance with the following requirements:

1)
If any contract owner dies on or after the income start date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

2)
If any contract owner dies before the income start date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner’s death, provided however:

a)
any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary.  Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

b)
if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit.  Any distributions required under these distribution rules will be made upon that spouse’s death.

In the event that the contract owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

a)	the death of the annuitant will be treated as the death of a contract owner;

b)	any change of annuitant will be treated as the death of a contract owner; and

c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

Required Distributions for Tax Sheltered Annuities, IRAs and Roth IRAs

Distributions from a Tax Sheltered Annuity or IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  Distributions may be paid in a lump sum or in substantially equal payments over:

a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or

b)
a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner.  If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA of the contract owner.

If the contract owner’s entire interest in a Tax Sheltered Annuity or IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date.  The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distribution may exceed the Contract Value.

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity or IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

a)
if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death.  For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

b)
if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and

c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner’s death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity or IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

a)
if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death.  For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

b)
if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and

c)
if there is no designated beneficiary, the applicable distribution period is the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates.  The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution.  The owner of an IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions" (see "Federal Tax Considerations").

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2007

Individual Single Premium Immediate Variable Annuity Contracts

Issued by Nationwide Life Insurance Company through its Nationwide Variable Account-9

This Statement of Additional Information is not a prospectus.  It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2007.  The prospectus may be obtained from Nationwide Life Insurance Company by writing 5100 Rings Road, RR1-04-F4, Dublin, Ohio 43017-1522, or calling 1-800-243-6295, TDD 1-800-238-3035.

General Information and History

The Nationwide Variable Account-9 is a separate investment account of Nationwide Life Insurance Company ("Nationwide").  Nationwide is a member of the Nationwide group of companies.  All of Nationwide's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company.  NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS.  Nationwide Corporation is a holding company, as well.  All of its common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies.  The Nationwide group of companies is one of America’s largest insurance and financial services family of companies, with combined assets of over $160 billion as of December 31, 2006.

Services

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each contract owner and records with respect to the contract value.

The custodian of the assets of the variable account is Nationwide.  Nationwide will maintain a record of all purchases and redemptions of shares of the investment options.  Nationwide, or its affiliates may have entered into agreements with the investment options and/or their affiliates.  The agreements relate to services furnished by Nationwide or an affiliate of Nationwide.  Some of the services provided include distribution of investment option prospectuses, semi-annual and annual reports, proxy materials and communications, as well as maintaining the websites and voice response systems necessary for contract owners to execute trades in the investment options.  Nationwide also acts as a limited agent for the investment option for purposes of accepting the trades.

See “Investment Options” located in the prospectus.

Distribution, Promotional and Sales Expenses

In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products.  Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts.  For the contracts described in the prospectus, Nationwide assumed up to 0.60% (of the daily net assets of the variable account) for marketing allowance when determining the charges for the contracts.  The actual amount of the marketing allowance may be higher or lower than this assumption.  If the actual amount of marketing allowance paid is more that what was assumed, Nationwide will fund the difference.  Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid.  Any excess would be spent on additional marketing for the contracts.  For more information about marketing allowance or how a particular selling firm uses marketing allowances, please consult with your registered representative.

SAI - 1

Independent Registered Public Accounting Firm

The financial statements of Nationwide Variable Account-9 and the consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.  The audit report of KPMG LLP covering the December 31, 2006 consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries contains an explanatory paragraph that states that Nationwide Life Insurance Company and subsidiaries adopted the American Institute of Certified Public Accountants' Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, in 2004.  KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.

Purchase of Securities Being Offered

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

Underwriters

The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide.  For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.  During the fiscal years ended December 31, 2006, 2005 and 2004, no underwriting commissions were paid by Nationwide to NISC.

Advertising

Money Market Yields

Nationwide may advertise the "yield" and "effective yield" for the money market sub-account.  Yield and effective yield are annualized, which means that it is assumed that the investment option generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the investment option’s units.  The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC.  Thus, effective yield will be slightly higher than yield, due to the compounding.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts in accordance with SEC prescribed calculations.  Performance information is annualized.  However, if a sub-account has been available in the variable account for less than one year, the performance information for that sub-account is not annualized.

Performance information is based on historical earnings and is not intended to predict or project future results.

Standardized performance will reflect the maximum variable account charges possible under the contract, the Contract Maintenance Charge, and the standard CDSC schedule.  Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract.  The expense assumptions will be stated in the advertisement.

Additional Materials

Nationwide may provide information on various topics to contract owners and prospective contract owners in advertising, sales literature or other materials.

Performance Comparisons

Each sub-account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts’ sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Annuity Payments

See "Frequency and Amount of Annuity Payments" located in the prospectus.

SAI - 2

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

    Contract Owners of Nationwide Variable Account-9:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-9 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2006, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2006, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 9, 2007

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2006

Assets:

Investments at fair value:

AIM Variable Insurance Funds – AIM V.I. Basic Balanced Fund – Series I (AIMBBal) 63,745 shares (cost $589,472)	$759,841

AIM Variable Insurance Funds – AIM V.I. Basic Value Fund – Series II (AIMBValue2) 760,428 shares (cost $7,465,550)	10,068,073

AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund – Series I (AIMCapAp) 7,220 shares (cost $146,305)	189,314

AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund – Series II (AIMCapAp2) 69,823 shares (cost $1,505,135)	1,809,104

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund – Series II (AIMCapDev2) 160,160 shares (cost $2,796,875)	2,913,317

AIM Variable Insurance Funds – AIM V.I. Core Equity Fund – Series I (AIMCoreEq) 22,258 shares (cost $532,071)	605,850

AIM Variable Insurance Funds – AIM V.I. Core Equity Fund – Series II (AIMCoreEq2) 69,112 shares (cost $1,725,116)	1,867,412

AIM Variable Insurance Funds – AIM V.I. Global Health Care Fund – Series I (AIMGlobHlth) 2,157 shares (cost $44,201)	46,399

AIM Variable Insurance Funds – AIM V.I. Global Real Estate Fund – Series I (AIMGlobReal) 3,887 shares (cost $102,448)	111,699

AIM Variable Insurance Funds – AIM V.I. Large Cap Growth Fund – Series I (AIMLrgCpGr) 33,146 shares (cost $407,587)	454,436

AllianceBernstein Variable Products Series Fund, Inc. – Growth and Income Portfolio – Class B (AlGrIncB) 152,454 shares (cost $3,206,200)	4,105,574

AllianceBernstein Variable Products Series Fund, Inc. – Large Cap Growth Portfolio – Class B (AlLrgCpGrB) 129,944 shares (cost $2,805,849)	3,426,621

AllianceBernstein Variable Products Series Fund, Inc. – Small-Mid Cap Value Portfolio – Class B (AlSmMdCpB) 336,073 shares (cost $4,334,125)	6,049,318

American Century Variable Portfolios, Inc. – Income & Growth Fund – Class I (ACVPIncGr) 23,722,119 shares (cost $143,665,980)	204,721,883

American Century Variable Portfolios, Inc. – Income & Growth Fund – Class II (ACVPIncGr2) 470,612 shares (cost $2,823,303)	4,056,678

American Century Variable Portfolios, Inc. – Inflation Protection Fund – Class II (ACVPInflPro2) 5,194,229 shares (cost $54,159,338)	52,357,829

American Century Variable Portfolios, Inc. – International Fund – Class I (ACVPInt) 10,003,753 shares (cost $64,320,736)	101,237,972

American Century Variable Portfolios, Inc. – International Fund – Class III (ACVPInt3) 7,342,960 shares (cost $44,747,706)	74,310,756

American Century Variable Portfolios, Inc. – Mid Cap Value Fund – Class I (ACVPMdCpV1) 606,471 shares (cost $7,870,599)	8,181,299

American Century Variable Portfolios, Inc. – Mid Cap Value Fund – Class II (ACVPMdCpV2) 8,571 shares (cost $105,870)	115,626

American Century Variable Portfolios, Inc. – Ultra® Fund – Class I (ACVPUltra) 1,216,492 shares (cost $12,283,189)	12,213,576

American Century Variable Portfolios, Inc. – Ultra® Fund – Class II (ACVPUltra2) 189,244 shares (cost $1,628,391)	1,888,655

American Century Variable Portfolios, Inc. – Value Fund – Class I (ACVPVal) 58,813,923 shares (cost $416,417,490)	514,033,688
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

American Century Variable Portfolios, Inc. – Value Fund – Class II (ACVPVal2) 999,671 shares (cost $7,186,610)	$8,727,131

American Century Variable Portfolios, Inc. – VistaSM Fund – Class I (ACVPVista1) 29,576 shares (cost $435,368)	465,518

American Century Variable Portfolios, Inc. – VistaSM Fund – Class II (ACVPVista2) 1,051 shares (cost $15,822)	16,518

BB&T Variable Insurance Funds – BB&T VIF Capital Manager Equity Fund (BBTCapMgr) 186,490 shares (cost $1,611,941)	2,170,745

BB&T Variable Insurance Funds – BB&T VIF Large Cap (BBTLgCapV) 269,915 shares (cost $2,925,734)	4,521,080

BB&T Variable Insurance Funds – BB&T VIF Large Cap Growth (BBTLgCapGr) 153,121 shares (cost $1,277,146)	1,627,675

BB&T Variable Insurance Funds – BB&T VIF Mid Cap Growth Fund (BBTMdCapGr) 207,253 shares (cost $2,171,170)	3,141,957

Credit Suisse Trust – Global Small Cap Portfolio (CSTGlSmCp) 214,302 shares (cost $2,028,538)	3,141,663

Credit Suisse Trust – International Focus Portfolio (CSTIntFoc) 571,680 shares (cost $4,962,653)	7,854,876

Credit Suisse Trust – Large Cap Value Portfolio (CSTLCapV) 799,574 shares (cost $9,850,290)	13,592,755

Dreyfus Investment Portfolios – Emerging Leaders Fund – Service Shares (DryELeadS) 65,090 shares (cost $1,339,975)	1,376,643

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio – Service Shares (DrySmCapIxS) 3,114,727 shares (cost $51,803,504)	57,902,769

Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares, The (DrySRGro) 3,339,862 shares (cost $77,715,046)	95,019,082

Dreyfus Socially Responsible Growth Fund, Inc. – Service Shares, The (DrySRGroS) 7,849 shares (cost $188,960)	221,501

Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx) 23,701,350 shares (cost $665,433,903)	856,803,807

Dreyfus Variable Investment Fund – Appreciation Portfolio – Initial Shares (DryVIFApp) 3,010,115 shares (cost $99,600,566)	128,080,368

Dreyfus Variable Investment Fund – Appreciation Portfolio – Service Shares (DryVIFAppS) 92,030 shares (cost $2,939,839)	3,894,703

Dreyfus Variable Investment Fund – Developing Leaders Portfolio – Initial Shares (DryVIFDevLd) 11,847 shares (cost $382,768)	497,912

Dreyfus Variable Investment Fund – International Value Portfolio – Initial Shares (DryVIFIntVal) 25,799 shares (cost $300,327)	503,080

Federated Insurance Series – Federated American Leaders Fund II – Service Shares (FedAmLeadS) 29,258 shares (cost $509,896)	626,993

Federated Insurance Series – Federated Capital Appreciation Fund II – Service Shares (FedCapApS) 165,050 shares (cost $785,706)	1,115,739

Federated Insurance Series – Federated High Income Bond Fund II – Service Shares (FedHiIncS) 657,507 shares (cost $5,014,491)	5,135,129

Federated Insurance Series – Federated Market Opportunity Fund II – Service Shares (FedMrkOp) 110,848 shares (cost $1,140,124)	1,166,119

Federated Insurance Series – Federated Quality Bond Fund II – Primary Shares (FedQualBd) 23,741,032 shares (cost $271,977,503)	268,036,258

Federated Insurance Series – Federated Quality Bond Fund II – Service Shares (FedQualBdS) 824,824 shares (cost $9,499,306)	9,271,017

Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Service Class (FidVIPEIS) 30,861,860 shares (cost $670,967,505)	805,803,156

Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Service Class 2 (FidVIPEIS2) 675,580 shares (cost $14,012,732)	17,477,254
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Fidelity® Variable Insurance Products Fund – Growth Portfolio – Service Class (FidVIPGrS) 12,024,570 shares (cost $350,913,678)	$429,517,641

Fidelity® Variable Insurance Products Fund – Growth Portfolio – Service Class 2 (FidVIPGrS2) 162,787 shares (cost $4,320,304)	5,765,900

Fidelity® Variable Insurance Products Fund – High Income Portfolio – Service Class (FidVIPHIS) 32,689,965 shares (cost $208,679,492)	206,600,577

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class (FidVIPOvS) 2,540,745 shares (cost $35,830,613)	60,622,172

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class 2 R (FidVIPOvS2R) 444,994 shares (cost $6,159,456)	10,506,313

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class R (FidVIPOvSR) 4,469,880 shares (cost $71,550,062)	106,517,238

Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Service Class (FidVIPConS) 27,681,741 shares (cost $636,272,073)	868,653,028

Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Service Class 2 (FidVIPConS2) 606,535 shares (cost $13,670,143)	18,869,319

Fidelity® Variable Insurance Products Fund II – Investment Grade Bond Portfolio – Service Class (FidVIPIGBdS) 4,930,113 shares (cost $61,523,926)	62,513,837

Fidelity® Variable Insurance Products Fund III – Growth Opportunities Portfolio – Service Class (FidVIPGrOpS) 3,343,338 shares (cost $50,587,920)	60,648,149

Fidelity® Variable Insurance Products Fund III – Mid Cap Portfolio – Service Class (FidVIPMCapS) 684,751 shares (cost $22,348,603)	23,685,534

Fidelity® Variable Insurance Products Fund III – Mid Cap Portfolio – Service Class 2 (FidVIPMCapS2) 422,891 shares (cost $10,471,360)	14,484,023

Fidelity® Variable Insurance Products Fund III – Value Strategies Portfolio – Service Class (FidVIPVaIS) 2,734,041 shares (cost $35,379,612)	36,690,832

Fidelity® Variable Insurance Products Fund III – Value Strategies Portfolio – Service Class 2 (FidVIPVaIS2) 207,026 shares (cost $2,606,998)	2,790,707

Fidelity® Variable Insurance Products Fund IV – Energy Portfolio – Service Class 2 (FidVIPEnergyS2) 607,061 shares (cost $12,722,758)	11,522,019

Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2010 Portfolio – Service Class (FidVIPFree10S) 229,929 shares (cost $2,597,616)	2,662,583

Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2010 Portfolio – Service Class 2 (FidVIPFree10S2) 3,178 shares (cost $34,697)	36,736

Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2020 Portfolio – Service Class (FidVIPFree20S) 180,319 shares (cost $2,088,486)	2,180,060

Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2020 Portfolio – Service Class 2 (FidVIPFree20S2) 2,842 shares (cost $32,486)	34,333

Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2030 Portfolio – Service Class (FidVIPFree30S) 76,218 shares (cost $921,060)	948,146

Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2030 Portfolio – Service Class 2 (FidVIPFree30S2) 12,765 shares (cost $151,219)	158,540

Franklin Templeton Variable Insurance Products Trust – Franklin Income Securities Fund – Class 2 (FrVIPIncSec2) 2,139,483 shares (cost $35,124,919)	37,141,422
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund – Class 2 (FrVIPRisDiv2) 67,056 shares (cost $1,175,683)	$1,377,995

Franklin Templeton Variable Insurance Products Trust – Franklin Small Cap Value Securities Fund – Class 2 (FrVIPSmCapV2) 740,136 shares (cost $12,922,927)	13,907,161

Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund – Class 3 (FrVIPDevMrk3) 445,078 shares (cost $5,432,627)	6,133,170

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund – Class 2 (FrVIPForSec2) 5,577 shares (cost $71,237)	104,410

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund – Class 3 (FrVIPForSec3) 336,822 shares (cost $5,758,521)	6,291,841

Franklin Templeton Variable Insurance Products Trust – Templeton Global Income Securities Fund – Class 3 (FrVIPGlInc3) 767,545 shares (cost $11,359,281)	11,889,279

Gartmore GVIT – American Funds GGVIT Asset Allocation Fund – Class II (GVITAstAll2) 1,182,067 shares (cost $21,092,005)	21,962,811

Gartmore GVIT – American Funds GGVIT Bond Fund – Class II (GVITBnd2) 1,140,191 shares (cost $13,060,024)	13,363,041

Gartmore GVIT – American Funds GGVIT Global Growth Fund – Class II (GVITGlobGr2) 783,327 shares (cost $16,854,448)	18,290,684

Gartmore GVIT – American Funds GGVIT Growth Fund – Class II (GVITGrowth2) 336,782 shares (cost $20,629,312)	21,830,221

Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class II (GVITIntVal2) 271 shares (cost $3,711)	5,005

Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class III (GVITIntVal3) 4,486,575 shares (cost $71,625,531)	83,136,243

Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class VI (GVITIntVal6) 119,997 shares (cost $1,974,034)	2,218,740

Gartmore GVIT – Emerging Markets Fund – Class I (GVITEmMrkts) 279,128 shares (cost $2,634,437)	4,890,324

Gartmore GVIT – Emerging Markets Fund – Class III (GVITEmMrkts3) 6,520,819 shares (cost $88,401,997)	114,179,536

Gartmore GVIT – Emerging Markets Fund – Class VI (GVITEmMrkts6) 79,495 shares (cost $1,135,753)	1,391,158

Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class I (GVITFHiInc) 11,991,472 shares (cost $96,269,922)	95,691,949

Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class III (GVITFHiInc3) 7,258,929 shares (cost $56,830,572)	57,853,667

Gartmore GVIT – Gartmore GGVIT International Index Fund – Class VIII (GVITIntIdx8) 119,771 shares (cost $1,185,012)	1,293,524

Gartmore GVIT – Global Financial Services Fund – Class I (GVITGlFin) 2,444 shares (cost $29,554)	32,380

Gartmore GVIT – Global Financial Services Fund – Class III (GVITGlFin3) 977,679 shares (cost $13,105,665)	12,964,019

Gartmore GVIT – Global Health Sciences Fund – Class I (GVITGlHlth) 9,213 shares (cost $96,840)	97,838

Gartmore GVIT – Global Health Sciences Fund – Class III (GVITGlHlth3) 2,423,605 shares (cost $25,683,044)	25,787,155

Gartmore GVIT – Global Technology and Communications Fund – Class I (GVITGlTech) 465,754 shares (cost $1,757,782)	1,993,429
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Gartmore GVIT – Global Technology and Communications Fund – Class III (GVITGlTech3) 2,865,536 shares (cost $10,980,224)	$12,350,462

Gartmore GVIT – Global Utilities Fund – Class I (GVITGlUtl) 5,829 shares (cost $58,593)	74,782

Gartmore GVIT – Global Utilities Fund – Class III (GVITGlUtl3) 2,953,302 shares (cost $33,832,635)	38,008,998

Gartmore GVIT – Government Bond Fund – Class I (GVITGvtBd) 42,874,647 shares (cost $516,546,013)	486,627,246

Gartmore GVIT – Government Bond Fund – Class II (GVITGvtBd2) 1,278,657 shares (cost $15,424,201)	14,461,607

Gartmore GVIT – Growth Fund – Class I (GVITGrowth) 5,141,067 shares (cost $42,024,292)	62,463,959

Gartmore GVIT – International Growth Fund – Class I (GVITIntGro) 124,358 shares (cost $812,393)	1,501,002

Gartmore GVIT – International Growth Fund – Class III (GVITIntGro3) 3,872,391 shares (cost $37,156,087)	46,778,481

Gartmore GVIT – Investor Destinations Aggressive Fund – Class II (GVITIDAgg2) 6,805,146 shares (cost $77,298,761)	91,937,524

Gartmore GVIT – Investor Destinations Conservative Fund – Class II (GVITIDCon2) 9,941,348 shares (cost $102,622,963)	104,085,910

Gartmore GVIT – Investor Destinations Moderate Fund – Class II (GVITIDMod2) 40,097,103 shares (cost $407,684,495)	492,392,421

Gartmore GVIT – Investor Destinations Moderately Aggressive Fund – Class II (GVITIDModAg2) 21,903,646 shares (cost $233,380,670)	286,937,769

Gartmore GVIT – Investor Destinations Moderately Conservative Fund – Class II (GVITIDModCon2) 15,490,350 shares (cost $162,830,494)	175,815,477

Gartmore GVIT – J.P. Morgan GVIT Balanced Fund – Class I (GVITJPBal) 11,559,070 shares (cost $106,744,084)	127,149,767

Gartmore GVIT – Mid Cap Growth Fund – Class I (GVITMdCpGr) 2,726,054 shares (cost $60,981,110)	81,345,449

Gartmore GVIT – Mid Cap Index Fund – Class I (GVITMidCap) 15,659,746 shares (cost $216,874,207)	291,114,676

Gartmore GVIT – Money Market Fund – Class I (GVITMyMkt) 546,076,324 shares (cost $546,076,324)	546,076,324

Gartmore GVIT – Nationwide Fund – Class I (GVITNWFund) 25,613,076 shares (cost $273,232,760)	341,166,184

Gartmore GVIT – Nationwide Fund – Class II (GVITNWFund2) 171,861 shares (cost $1,547,404)	2,282,312

Gartmore GVIT – Nationwide Leaders Fund – Class I (GVITNWLead) 291 shares (cost $3,586)	4,000

Gartmore GVIT – Nationwide Leaders Fund – Class III (GVITNWLead3) 1,567,845 shares (cost $21,599,352)	21,589,223

Gartmore GVIT – Small Cap Growth Fund – Class I (GVITSmCapGr) 4,930,454 shares (cost $71,696,064)	80,908,740

Gartmore GVIT – Small Cap Growth Fund – Class II (GVITSmCapGr2) 84,758 shares (cost $1,067,119)	1,373,927

Gartmore GVIT – Small Cap Value Fund – Class I (GVITSmCapVal) 28,960,571 shares (cost $315,833,942)	360,559,117

Gartmore GVIT – Small Cap Value Fund – Class II (GVITSmCapVal2) 284,872 shares (cost $3,126,550)	3,515,322

Gartmore GVIT – Small Company Fund – Class I (GVITSmComp) 13,020,254 shares (cost $258,683,837)	325,376,167

Gartmore GVIT – Small Company Fund – Class II (GVITSmComp2) 215,408 shares (cost $4,175,823)	5,311,964
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Gartmore GVIT – U.S. Growth Leaders Fund – Class I (GVITUSGro) 40,887 shares (cost $441,428)	$430,944

Gartmore GVIT – U.S. Growth Leaders Fund – Class III (GVITUSGro3) 2,110,298 shares (cost $23,083,562)	22,390,267

Gartmore GVIT – Van Kampen GGVIT Comstock Value Fund – Class I (GVITVKVal) 7,320,697 shares (cost $79,172,149)	91,801,551

Gartmore GVIT – Van Kampen GVIT Multi Sector Bond Fund – Class I (GVITMltSec) 15,603,720 shares (cost $149,234,023)	153,072,501

Gartmore GVIT – Worldwide Leaders Fund – Class I (GVITWLead) 1,316,997 shares (cost $9,242,820)	20,940,254

Gartmore GVIT – Worldwide Leaders Fund – Class III (GVITWLead3) 1,025,807 shares (cost $12,436,584)	16,300,072

Janus Aspen Series – Balanced Portfolio – Service Shares (JanBal) 1,767 shares (cost $42,970)	50,934

Janus Aspen Series – Forty Portfolio – Service Shares (JanForty) 6,963,096 shares (cost $133,572,783)	208,266,216

Janus Aspen Series – Global Technology Portfolio – Service II Shares (JanGlTechS2) 4,509,628 shares (cost $15,311,126)	19,616,880

Janus Aspen Series – Global Technology Portfolio – Service Shares (JanGlTech) 9,436,260 shares (cost $35,698,570)	40,292,833

Janus Aspen Series – INTECH Risk-Managed Core Portfolio – Service Shares (JanRMgCore) 272,145 shares (cost $3,543,188)	3,456,243

Janus Aspen Series – International Growth Portfolio – Service II Shares (JanIntGroS2) 3,021,212 shares (cost $94,279,962)	153,477,579

Janus Aspen Series – International Growth Portfolio – Service Shares (JanIntGro) 3,252,497 shares (cost $75,003,783)	164,608,887

JPMorgan Series Trust II – JPMorgan Mid Cap Value Portfolio (JPMSTMidCap) 1,360,119 shares (cost $36,574,715)	42,925,367

MFS Variable Insurance Trust – Investors Growth Stock Series – Service Class (MFSInvGrStS) 26,391 shares (cost $235,630)	275,262

MFS Variable Insurance Trust – Mid Cap Growth Series – Service Class (MFSMidCapGrS) 462,707 shares (cost $2,439,752)	3,299,099

MFS Variable Insurance Trust – New Discovery Series – Service Class (MFSNewDiscS) 94,030 shares (cost $1,226,118)	1,612,621

MFS Variable Insurance Trust – Value Series – Service Class (MFSValS) 2,217,329 shares (cost $28,788,961)	31,973,881

Neuberger Berman Advisers Management Trust – Fasciano Portfolio – Class S (NBAMTFasc) 111,713 shares (cost $1,398,063)	1,623,190

Neuberger Berman Advisers Management Trust – Guardian Portfolio – I Class Shares (NBAMTGuard) 4,861,995 shares (cost $59,234,448)	95,829,916

Neuberger Berman Advisers Management Trust – International Portfolio – Class S (NBAMTInt) 405,846 shares (cost $5,182,522)	5,799,536

Neuberger Berman Advisers Management Trust – Limited Maturity Bond Portfolio – Class I (NBAMTLMat) 4,141,354 shares (cost $53,024,965)	52,843,675

Neuberger Berman Advisers Management Trust – Mid Cap Growth Portfolio – I Class Shares (NBAMTMCGr) 7,214,421 shares (cost $106,537,173)	167,807,436

Neuberger Berman Advisers Management Trust – Partners Portfolio – Class I (NBAMTPart) 7,513,677 shares (cost $136,256,708)	158,989,409

Neuberger Berman Advisers Management Trust – Regency Portfolio – Class S (NBAMTRegS) 285,745 shares (cost $4,783,906)	4,957,669

Neuberger Berman Advisers Management Trust – Socially Responsive Portfolio Class I (NBAMSocRes) 685,772 shares (cost $10,602,894)	11,459,252

Oppenheimer Global Securities Fund/VA – Class 3 (OppGlSec3) 6,372,924 shares (cost $166,486,199)	235,734,451
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA – Non-Service Shares (OppCapAp) 8,679,493 shares (cost $263,303,356)	$359,591,378

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA – Service Class (OppCapApS) 156,798 shares (cost $4,660,480)	6,442,849

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA – Non-Service Shares (OppGlSec) 4,925,676 shares (cost $92,263,973)	181,215,649

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA – Service Class (OppGlSecS) 184,738 shares (cost $3,360,564)	6,741,088

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA – Non-Service Shares (OppHighInc) 281,529 shares (cost $2,296,478)	2,407,074

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA – Service Class (OppHighIncS) 16,858 shares (cost $141,352)	143,297

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA – Non-Service Shares (OppMSt) 13,365,306 shares (cost $242,789,178)	331,192,272

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA – Service Class (OppMStS) 363,904 shares (cost $6,042,065)	8,944,756

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA – Non-Service Shares (OppMStSCap) 370,188 shares (cost $6,569,279)	7,089,107

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA – Service Class (OppMStSCapS) 11,145 shares (cost $178,720)	211,529

Oppenheimer Variable Account Funds – Oppenheimer Mid Cap Fund/VA – Non-Service Shares (OppMidCap) 3,372,822 shares (cost $123,740,752)	171,508,016

Oppenheimer Variable Account Funds – Oppenheimer Strategic Bond Fund/VA – Service Class (OppStratBdS) 1,045,684 shares (cost $5,152,128)	5,583,951

PIMCO Variable Insurance Trust – PIMCO VIT Real Return Portfolio – Administrative Shares (PVITRealRet) 63,281 shares (cost $777,067)	754,940

PIMCO Variable Insurance Trust – PIMCO VIT Total Return Portfolio – Administrative Shares (PVITTotRet) 21,872 shares (cost $221,113)	221,349

Putnam Variable Trust – Putnam VT Growth & Income Fund – IB Shares (PVTGroInc) 1,299 shares (cost $31,975)	38,141

Royce Capital Fund – Micro Cap (RCFMicroCap) 8,956 shares (cost $123,452)	128,963

SBL Fund – Series D (Global Series) (SBLGlob) 10,797 shares (cost $104,610)	119,091

SBL Fund – Series J (Mid Cap Growth Series) (SBLMidCapGr) 1,853 shares (cost $55,395)	57,933

SBL Fund – Series N (Managed Asset Allocation Series) (SBLAsAlloc) 3,483 shares (cost $62,426)	64,618

SBL Fund – Series O (Equity Income Series) (SBLEqInc) 6,991 shares (cost $144,809)	158,910

SBL Fund – Series P (High Yield Series) (SBLHighYld) 32,422 shares (cost $579,951)	609,208
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

SBL Fund – Series Q (Small Cap Value Series) (SBLSmCapVal) 7,261 shares (cost $176,907)	$189,804

SBL Fund – Series V (Mid Cap Value Series) (SBLMidCapVal) 11,025 shares (cost $482,524)	515,634

SBL Fund – Series X (Small Cap Growth Series) (SBLSmCapGr) 44 shares (cost $799)	840

SBL Fund – Series Y (Select 25 Series) (SBLSel25) 1,127 shares (cost $11,089)	12,215

T. Rowe Price Blue Chip Growth Portfolio – II (TRoeBlChip2) 1,487,162 shares (cost $14,201,027)	15,481,361

T. Rowe Price Equity Income Portfolio – II (TRowEqInc2) 670,548 shares (cost $15,696,708)	16,629,590

T. Rowe Price Limited Term Bond Portfolio – Class II (TRowLtdTBd2) 631,691 shares (cost $3,074,219)	3,095,287

Van Eck Worldwide Insurance Trust – Worldwide Emerging Markets Fund – Class R1 (VEWrldEMktR1) 1,479,668 shares (cost $28,381,565)	36,932,516

Van Eck Worldwide Insurance Trust – Worldwide Emerging Markets Fund – Initial Class (VEWrldEMkt) 1,758,989 shares (cost $23,305,354)	43,939,557

Van Eck Worldwide Insurance Trust – Worldwide Hard Assets Fund – Class R1 (VEWrldHAsR1) 1,400,201 shares (cost $40,189,124)	45,800,575

Van Eck Worldwide Insurance Trust – Worldwide Hard Assets Fund – Initial Class (VEWrldHAs) 890,576 shares (cost $14,862,868)	29,130,746

Van Kampen – The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio – Class I (VKCorPlus) 352,327 shares (cost $3,958,698)	4,016,528

Van Kampen – The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio – Class II (VKCorPlus2) 69,390 shares (cost $782,641)	785,492

Van Kampen – The Universal Institutional Funds, Inc. – Emerging Markets Debt Portfolio – Class I (VKEmMkt) 3,241,997 shares (cost $28,006,670)	28,918,608

Van Kampen – The Universal Institutional Funds, Inc. – Mid Cap Growth Portfolio – Class I (VKMidCapG) 2,288,420 shares (cost $25,674,681)	28,559,485

Van Kampen – The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio – Class I (VKUSRealEst) 13,539,850 shares (cost $242,931,347)	397,530,009

Van Kampen Life Investment Trust – Comstock Portfolio – Class II (VKCom2) 1,350,744 shares (cost $14,105,061)	19,855,931

Van Kampen Life Investment Trust – Strategic Growth Portfolio – Class II (VKStrGr2) 89,866 shares (cost $1,899,391)	2,564,772

Victory Variable Insurance Funds – Diversified Stock Fund Class A Shares (VicDivrStk) 1,214,550 shares (cost $11,756,481)	15,898,456

W&R Target Funds, Inc. – Asset Strategy Portfolio (WRAsStrat) 27,050,548 shares (cost $201,431,988)	243,076,220

W&R Target Funds, Inc. – Balanced Portfolio (WRBal) 11,169,757 shares (cost $76,331,655)	97,238,320

W&R Target Funds, Inc. – Bond Portfolio (WRBond) 17,230,922 shares (cost $95,737,341)	90,872,437

W&R Target Funds, Inc. – Core Equity Portfolio (WRCoreEq) 20,775,222 shares (cost $200,884,877)	260,710,340

W&R Target Funds, Inc. – Dividend Income Portfolio (WRDivInc) 4,553,730 shares (cost $27,062,513)	31,718,547

W&R Target Funds, Inc. – Energy Portfolio (WREnergy) 448,617 shares (cost $2,077,315)	2,079,383
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

W&R Target Funds, Inc. – Global Natural Resources Portfolio (WRGlNatRes) 5,789,287 shares (cost $38,244,264)	$43,834,748

W&R Target Funds, Inc. – Growth Portfolio (WRGrowth) 27,643,963 shares (cost $213,640,284)	270,407,720

W&R Target Funds, Inc. – High Income Portfolio (WRHiInc) 24,948,170 shares (cost $82,507,629)	83,291,961

W&R Target Funds, Inc. – International Growth Portfolio (WRIntlGr) 8,273,403 shares (cost $47,242,137)	75,584,155

W&R Target Funds, Inc. – International Value Portfolio (WRIntVal) 1,596,348 shares (cost $32,044,768)	36,365,916

W&R Target Funds, Inc. – Limited-Term Bond Portfolio (WRLTBond) 6,773,141 shares (cost $38,248,545)	37,137,812

W&R Target Funds, Inc. – Micro Cap Growth Portfolio (WRMicCpGr) 332,785 shares (cost $5,685,557)	6,682,622

W&R Target Funds, Inc. – Mid Cap Growth Portfolio (WRMidCpGr) 1,765,801 shares (cost $10,864,965)	11,584,185

W&R Target Funds, Inc. – Money Market Portfolio (WRMMkt) 31,203,620 shares (cost $31,203,620)	31,203,620

W&R Target Funds, Inc. – Mortgage Securities Portfolio (WRMortSec) 1,742,539 shares (cost $8,913,578)	8,678,888

W&R Target Funds, Inc. – Real Estate Securities Portfolio (WRRealEstS) 3,208,609 shares (cost $22,551,096)	28,163,888

W&R Target Funds, Inc. – Science and Technology Portfolio (WRSciTech) 6,862,002 shares (cost $79,493,250)	121,578,899

W&R Target Funds, Inc. – Small Cap Growth Portfolio (WRSmCapGr) 13,268,208 shares (cost $103,106,681)	132,353,028

W&R Target Funds, Inc. – Small Cap Value Portfolio (WRSmCpVal) 863,201 shares (cost $13,785,344)	13,543,018

W&R Target Funds, Inc. – Value Portfolio (WRValue) 19,347,114 shares (cost $102,313,160)	130,455,654

Wells Fargo Advantage Variable Trust FundsSM– Wells Fargo Advantage VT Opportunity FundSM (WFOpp) 7,509,935 shares (cost $128,425,905)	180,388,624

Total investments	15,204,027,302

Accounts receivable	1,489,706

Total assets	15,205,517,008

Accounts payable	–

Contract owners’ equity (note 4)	$15,205,517,008

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS

Year Ended December 31, 2006

Investment activity:	Total	AIMBBal	AIMBValue2	AIMBlueCh	AIMCapAp	AIMCapAp2	AIMCapDev2	AIMCoreEq
Reinvested dividends	$260,982,514	14,388	11,911	1,180	108	–	–	3,230
Mortality and expense risk charges (note 2)	(187,237,142)	(9,730)	(157,145)	(2,758)	(2,313)	(28,290)	(17,016)	(5,988)

Net investment income (loss)	73,745,372	4,658	(145,234)	(1,578)	(2,205)	(28,290)	(17,016)	(2,758)

Proceeds from mutual fund shares sold	3,781,420,807	79,580	1,054,719	462,368	21,218	548,826	553,219	44,417
Cost of mutual fund shares sold	(3,255,208,789)	(72,794)	(661,587)	(393,667)	(14,372)	(356,628)	(490,544)	(30,995)

Realized gain (loss) on investments	526,212,018	6,786	393,132	68,701	6,846	192,198	62,675	13,422
Change in unrealized gain (loss) on investments	642,457,172	53,631	307,272	(85,904)	3,864	(96,748)	70,252	43,720

Net gain (loss) on investments	1,168,669,190	60,417	700,404	(17,203)	10,710	95,450	132,927	57,142

Reinvested capital gains	478,254,937	–	413,918	–	–	–	48,671	–

Net increase (decrease) in contract owners’ equity resulting from operations	$1,720,669,499	65,075	969,088	(18,781)	8,505	67,160	164,582	54,384

Investment activity:	AIMCoreEq2	AIMGlobHlth	AIMGlobReal	AIMLrgCpGr	AIMPreEq	AIMPreEq2	AlGrIncB	AlLrgCpGrB
Reinvested dividends	$9,591	–	1,052	753	4,546	12,599	48,720	–
Mortality and expense risk charges (note 2)	(21,802)	(177)	(316)	(3,156)	(1,912)	(10,627)	(74,522)	(64,190)

Net investment income (loss)	(12,211)	(177)	736	(2,403)	2,634	1,972	(25,802)	(64,190)

Proceeds from mutual fund shares sold	71,763	309	14,414	50,449	456,909	1,833,515	976,528	1,245,559
Cost of mutual fund shares sold	(70,247)	(292)	(13,368)	(48,574)	(345,522)	(1,406,110)	(665,913)	(792,712)

Realized gain (loss) on investments	1,516	17	1,046	1,875	111,387	427,405	310,615	452,847
Change in unrealized gain (loss) on investments	142,296	2,197	9,252	46,849	(92,131)	(346,393)	48,824	(484,779)

Net gain (loss) on investments	143,812	2,214	10,298	48,724	19,256	81,012	359,439	(31,932)

Reinvested capital gains	–	–	3,632	–	–	–	218,749	–

Net increase (decrease) in contract owners’ equity resulting from operations	$131,601	2,037	14,666	46,321	21,890	82,984	552,386	(96,122)

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	AlSmMdCpB	ACVPIncGr	ACVPIncGr2	ACVPInflPro2	ACVPInt	ACVPInt3	ACVPMdCpV1	ACVPMdCpV2
Reinvested dividends	$13,834	4,009,001	65,074	1,988,449	1,709,181	1,192,678	47,830	531
Mortality and expense risk charges (note 2)	(109,697)	(2,482,814)	(75,178)	(739,968)	(1,157,602)	(865,974)	(28,399)	(1,173)

Net investment income (loss)	(95,863)	1,526,187	(10,104)	1,248,481	551,579	326,704	19,431	(642)

Proceeds from mutual fund shares sold	811,021	52,687,054	1,466,081	24,372,435	25,564,749	14,385,535	2,554,212	38,568
Cost of mutual fund shares sold	(475,754)	(42,646,990)	(962,826)	(24,850,693)	(18,500,503)	(8,652,903)	(2,446,540)	(37,292)

Realized gain (loss) on investments	335,267	10,040,064	503,255	(478,258)	7,064,246	5,732,632	107,672	1,276
Change in unrealized gain (loss) on investments	28,442	18,406,291	55,061	(626,441)	13,873,990	9,004,295	310,701	10,490

Net gain (loss) on investments	363,709	28,446,355	558,316	(1,104,699)	20,938,236	14,736,927	418,373	11,766

Reinvested capital gains	408,442	–	–	–	–	–	199,903	3,512

Net increase (decrease) in contract owners’ equity resulting from operations	$676,288	29,972,542	548,212	143,782	21,489,815	15,063,631	637,707	14,636

Investment activity:	ACVPUltra	ACVPUltra2	ACVPVal	ACVPVal2	ACVPVista1	ACVPVista2	BBTCapMgr	BBTLgCapV
Reinvested dividends	$–	–	7,032,159	104,253	–	–	21,942	56,122
Mortality and expense risk charges (note 2)	(186,183)	(38,118)	(6,115,061)	(150,684)	(2,559)	(311)	(28,169)	(52,364)

Net investment income (loss)	(186,183)	(38,118)	917,098	(46,431)	(2,559)	(311)	(6,227)	3,758

Proceeds from mutual fund shares sold	11,538,351	1,125,414	97,234,437	2,340,653	327,648	1,646	151,769	315,497
Cost of mutual fund shares sold	(10,618,956)	(805,978)	(87,639,721)	(1,754,427)	(333,856)	(1,586)	(103,298)	(214,848)

Realized gain (loss) on investments	919,395	319,436	9,594,716	586,226	(6,208)	60	48,471	100,649
Change in unrealized gain (loss) on investments	(1,537,533)	(399,437)	23,597,928	(23,610)	30,150	956	166,576	654,268

Net gain (loss) on investments	(618,138)	(80,001)	33,192,644	562,616	23,942	1,016	215,047	754,917

Reinvested capital gains	–	–	44,359,944	739,532	–	52	64,751	–

Net increase (decrease) in contract owners’ equity resulting from operations	$(804,321)	(118,119)	78,469,686	1,255,717	21,383	757	273,571	758,675

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	BBTLgCapGr	BBTMdCapGr	CSTGlSmCp	CSTIntFoc	CSTLCapV	DryELeadS	DrySmCapIxS	DrySRGro
Reinvested dividends	$7,865	13,581	–	79,769	122,421	–	278,436	112,977
Mortality and expense risk charges (note 2)	(22,854)	(43,292)	(33,792)	(81,389)	(142,691)	(27,090)	(789,697)	(1,153,145)

Net investment income (loss)	(14,989)	(29,711)	(33,792)	(1,620)	(20,270)	(27,090)	(511,261)	(1,040,168)

Proceeds from mutual fund shares sold	166,060	234,465	1,096,900	2,072,176	4,303,180	384,743	36,529,917	24,329,681
Cost of mutual fund shares sold	(128,176)	(135,647)	(745,802)	(1,419,768)	(3,581,277)	(266,646)	(29,769,339)	(32,083,763)

Realized gain (loss) on investments	37,884	98,818	351,098	652,408	721,903	118,097	6,760,578	(7,754,082)
Change in unrealized gain (loss) on investments	13,427	(188,993)	57,458	661,797	1,563,021	(230,119)	(856,674)	16,203,587

Net gain (loss) on investments	51,311	(90,175)	408,556	1,314,205	2,284,924	(112,022)	5,903,904	8,449,505

Reinvested capital gains	4,358	182,048	–	–	–	221,791	1,579,129	–

Net increase (decrease) in contract owners’ equity resulting from operations	$40,680	62,162	374,764	1,312,585	2,264,654	82,679	6,971,772	7,409,337

Investment activity:	DrySRGroS	DryStkIx	DryVIFApp	DryVIFAppS	DryVIFDevLd	DryVIFIntVal	FedAmLeadS	FedCapApS
Reinvested dividends	$–	14,275,842	2,155,085	50,035	1,918	6,713	8,417	5,787
Mortality and expense risk charges (note 2)	(4,699)	(10,197,954)	(1,544,491)	(68,031)	(7,576)	(6,437)	(12,075)	(19,618)

Net investment income (loss)	(4,699)	4,077,888	610,594	(17,996)	(5,658)	276	(3,658)	(13,831)

Proceeds from mutual fund shares sold	121,298	203,348,680	46,350,593	736,591	10,556	53,643	144,823	122,687
Cost of mutual fund shares sold	(97,367)	(227,855,510)	(39,112,004)	(567,484)	(7,410)	(26,510)	(107,287)	(89,928)

Realized gain (loss) on investments	23,931	(24,506,830)	7,238,589	169,107	3,146	27,133	37,536	32,759
Change in unrealized gain (loss) on investments	(4,386)	135,270,460	10,757,414	339,376	(27,915)	28,967	(35,706)	116,905

Net gain (loss) on investments	19,545	110,763,630	17,996,003	508,483	(24,769)	56,100	1,830	149,664

Reinvested capital gains	–	–	–	–	39,666	37,928	82,521	–

Net increase (decrease) in contract owners’ equity resulting from operations	$14,846	114,841,518	18,606,597	490,487	9,239	94,304	80,693	135,833

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	FedHiIncS	FedMrkOp	FedQualBd	FedQualBdS	FidVIPEIS	FidVIPEIS2	FidVIPGrS	FidVIPGrS2
Reinvested dividends	$424,693	–	12,477,568	368,496	24,912,181	479,921	1,403,078	9,617
Mortality and expense risk charges (note 2)	(96,868)	(6,460)	(3,611,565)	(170,818)	(9,508,865)	(294,067)	(5,570,233)	(105,216)

Net investment income (loss)	327,825	(6,460)	8,866,003	197,678	15,403,316	185,854	(4,167,155)	(95,599)

Proceeds from mutual fund shares sold	1,157,718	406,143	67,560,599	1,850,670	156,099,416	2,196,356	115,314,897	815,526
Cost of mutual fund shares sold	(1,137,217)	(400,801)	(66,571,477)	(1,989,321)	(143,999,562)	(1,565,896)	(129,544,836)	(567,672)

Realized gain (loss) on investments	20,501	5,342	989,122	(138,651)	12,099,854	630,460	(14,229,939)	247,854
Change in unrealized gain (loss) on investments	65,808	25,995	(2,230,701)	128,189	13,001,591	(112,135)	42,655,600	119,400

Net gain (loss) on investments	86,309	31,337	(1,241,579)	(10,462)	25,101,445	518,325	28,425,661	367,254

Reinvested capital gains	–	–	–	–	95,223,574	1,982,765	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$414,134	24,877	7,624,424	187,216	135,728,335	2,686,944	24,258,506	271,655

Investment activity:	FidVIPHIS	FidVIPOvS	FidVIPOvS2R	FidVIPOvSR	FidVIPConS	FidVIPConS2	FidVIPIGBdS	FidVIPGrOpS
Reinvested dividends	$15,431,785	520,763	73,458	892,056	9,743,040	182,798	2,010,151	442,914
Mortality and expense risk charges (note 2)	(2,511,888)	(708,549)	(182,035)	(1,282,835)	(10,539,396)	(334,029)	(709,125)	(730,051)

Net investment income (loss)	12,919,897	(187,786)	(108,577)	(390,779)	(796,356)	(151,231)	1,301,026	(287,137)

Proceeds from mutual fund shares sold	126,274,655	15,372,817	1,454,762	24,289,580	137,431,095	2,721,137	18,897,795	22,056,454
Cost of mutual fund shares sold	(130,717,576)	(9,913,490)	(735,071)	(11,805,597)	(107,820,684)	(1,547,838)	(19,882,117)	(26,269,276)

Realized gain (loss) on investments	(4,442,921)	5,459,327	719,691	12,483,983	29,610,411	1,173,299	(984,322)	(4,212,822)
Change in unrealized gain (loss) on investments	11,317,675	3,833,602	767,562	3,232,981	(13,800,683)	(909,351)	1,379,282	6,640,028

Net gain (loss) on investments	6,874,754	9,292,929	1,487,253	15,716,964	15,809,728	263,948	394,960	2,427,206

Reinvested capital gains	–	405,385	61,215	670,331	70,334,936	1,524,461	122,570	–

Net increase (decrease) in contract owners’ equity resulting from operations	$19,794,651	9,510,528	1,439,891	15,996,516	85,348,308	1,637,178	1,818,556	2,140,069

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	FidVIPMCapS	FidVIPMCapS2	FidVIPVaIS	FidVIPVaIS2	FidVIPEnergyS2	FidVIPFree10S	FidVIPFree10S2	FidVIPFree20S
Reinvested dividends	$–	24,580	241,512	9,558	69,413	43,690	564	31,055
Mortality and expense risk charges (note 2)	(99,408)	(253,993)	(495,314)	(49,340)	(60,365)	(12,183)	(291)	(9,251)

Net investment income (loss)	(99,408)	(229,413)	(253,802)	(39,782)	9,048	31,507	273	21,804

Proceeds from mutual fund shares sold	2,824,343	1,811,276	23,111,890	421,621	2,856,831	15,543	4,344	178,966
Cost of mutual fund shares sold	(2,860,184)	(953,474)	(23,917,772)	(349,582)	(3,181,194)	(15,371)	(4,099)	(172,063)

Realized gain (loss) on investments	(35,841)	857,802	(805,882)	72,039	(324,363)	172	245	6,903
Change in unrealized gain (loss) on investments	1,336,931	(896,562)	(1,637,486)	(136,469)	(1,201,637)	64,967	1,894	91,575

Net gain (loss) on investments	1,301,090	(38,760)	(2,443,368)	(64,430)	(1,526,000)	65,139	2,139	98,478

Reinvested capital gains	–	1,638,948	8,072,471	457,279	1,452,792	11,260	156	19,191

Net increase (decrease) in contract owners’ equity resulting from operations	$1,201,682	1,370,775	5,375,301	353,067	(64,160)	107,906	2,568	139,473

Investment activity:	FidVIPFree20S2	FidVIPFree30S	FidVIPFree30S2	FICoreEq	FHCapAp	FrVIPIncSec2	FrVIPRisDiv2	FrVIPSmCapV2
Reinvested dividends	$459	13,302	2,070	1,221	–	59,164	14,498	7,885
Mortality and expense risk charges (note 2)	(438)	(2,964)	(2,123)	(2,634)	(1,050)	(123,313)	(19,746)	(68,603)

Net investment income (loss)	21	10,338	(53)	(1,413)	(1,050)	(64,149)	(5,248)	(60,718)

Proceeds from mutual fund shares sold	2,118	6,651	10,020	1,924,308	1,378,933	1,285,116	161,520	5,110,733
Cost of mutual fund shares sold	(2,046)	(6,547)	(9,712)	(1,923,008)	(1,341,649)	(1,281,808)	(139,816)	(4,723,941)

Realized gain (loss) on investments	72	104	308	1,300	37,284	3,308	21,704	386,792
Change in unrealized gain (loss) on investments	1,892	27,087	7,368	(128,389)	(237,567)	2,016,503	154,512	949,241

Net gain (loss) on investments	1,964	27,191	7,676	(127,089)	(200,283)	2,019,811	176,216	1,336,033

Reinvested capital gains	306	9,449	1,621	141,045	313,092	7,914	6,863	44,120

Net increase (decrease) in contract owners’ equity resulting from operations	$2,291	46,978	9,244	12,543	111,759	1,963,576	177,831	1,319,435

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	FrVIPDevMrk3	FrVIPForSec2	FrVIPForSec3	FrVIPGlInc3	GVITAstAll2	GVITBnd2	GVITGlobGr2	GVITGrowth2
Reinvested dividends	$10,868	1,273	12,924	58,340	367,489	66,075	11,667	127,258
Mortality and expense risk charges (note 2)	(22,784)	(1,259)	(25,498)	(52,400)	(86,026)	(45,843)	(61,672)	(83,123)

Net investment income (loss)	(11,916)	14	(12,574)	5,940	281,463	20,232	(50,005)	44,135

Proceeds from mutual fund shares sold	814,542	20,317	143,839	714,044	215,337	1,072,021	558,244	1,158,673
Cost of mutual fund shares sold	(869,332)	(15,492)	(120,861)	(731,777)	(213,768)	(1,070,166)	(545,570)	(1,201,352)

Realized gain (loss) on investments	(54,790)	4,825	22,978	(17,733)	1,569	1,855	12,674	(42,679)
Change in unrealized gain (loss) on investments	691,114	13,451	516,067	529,690	870,806	303,017	1,436,237	1,200,909

Net gain (loss) on investments	636,324	18,276	539,045	511,957	872,375	304,872	1,448,911	1,158,230

Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$624,408	18,290	526,471	517,897	1,153,838	325,104	1,398,906	1,202,365

Investment activity:	GVITIntVal2	GVITIntVal3	GVITIntVal6	GVITEmMrkts	GVITEmMrkts3	GVITEmMrkts6	GVITFHiInc	GVITFHiInc3
Reinvested dividends	$87	1,419,413	35,631	32,580	754,720	6,502	7,525,294	3,475,365
Mortality and expense risk charges (note 2)	(59)	(845,450)	(30,310)	(54,480)	(1,287,418)	(18,988)	(1,259,592)	(599,333)

Net investment income (loss)	28	573,963	5,321	(21,900)	(532,698)	(12,486)	6,265,702	2,876,032

Proceeds from mutual fund shares sold	420	13,749,228	428,652	1,195,534	48,725,730	290,290	37,417,424	17,271,423
Cost of mutual fund shares sold	(331)	(10,749,102)	(345,483)	(683,062)	(36,120,412)	(226,429)	(38,302,245)	(17,416,325)

Realized gain (loss) on investments	89	3,000,126	83,169	512,472	12,605,318	63,861	(884,821)	(144,902)
Change in unrealized gain (loss) on investments	472	5,471,388	132,008	834,749	15,693,153	203,944	3,854,809	1,689,520

Net gain (loss) on investments	561	8,471,514	215,177	1,347,221	28,298,471	267,805	2,969,988	1,544,618

Reinvested capital gains	307	4,327,033	117,651	52,364	1,161,183	12,226	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$896	13,372,510	338,149	1,377,685	28,926,956	267,545	9,235,690	4,420,650

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	GVITIntIdx8	GVITGlFin	GVITGlFin3	GVITGlHlth	GVITGlHlth3	GVITGlTech	GVITGlTech3	GVITGlUtl
Reinvested dividends	$10,805	666	255,972	–	–	–	–	1,707
Mortality and expense risk charges (note 2)	(5,695)	(445)	(173,267)	(1,261)	(368,337)	(26,473)	(124,220)	(860)

Net investment income (loss)	5,110	221	82,705	(1,261)	(368,337)	(26,473)	(124,220)	847

Proceeds from mutual fund shares sold	199,508	11,988	10,685,071	9,687	11,828,484	752,976	6,192,002	8,508
Cost of mutual fund shares sold	(189,290)	(10,285)	(9,708,213)	(9,633)	(12,024,200)	(770,041)	(6,183,441)	(6,426)

Realized gain (loss) on investments	10,218	1,703	976,858	54	(195,716)	(17,065)	8,561	2,082
Change in unrealized gain (loss) on investments	108,512	446	(209,404)	2,566	860,717	237,683	1,194,051	14,120

Net gain (loss) on investments	118,730	2,149	767,454	2,620	665,001	220,618	1,202,612	16,202

Reinvested capital gains	–	3,740	1,505,785	–	–	–	–	4,227

Net increase (decrease) in contract owners’ equity resulting from operations	$123,840	6,110	2,355,944	1,359	296,664	194,145	1,078,392	21,276

Investment activity:	GVITGlUtl3	GVITGvtBd	GVITGvtBd2	GVITGrowth	GVITIntGro	GVITIntGro3	GVITIDAgg2	GVITIDCon2
Reinvested dividends	$751,841	21,108,049	572,230	32,330	16,444	400,077	1,702,543	3,270,856
Mortality and expense risk charges (note 2)	(331,227)	(6,223,242)	(274,060)	(739,837)	(17,465)	(453,599)	(1,116,208)	(1,358,686)

Net investment income (loss)	420,614	14,884,807	298,170	(707,507)	(1,021)	(53,522)	586,335	1,912,170

Proceeds from mutual fund shares sold	6,899,244	129,437,579	2,461,230	19,723,321	389,532	12,561,387	12,543,732	47,220,703
Cost of mutual fund shares sold	(6,200,248)	(136,616,971)	(2,664,388)	(17,385,123)	(218,735)	(8,740,198)	(10,274,026)	(45,423,708)

Realized gain (loss) on investments	698,996	(7,179,392)	(203,158)	2,338,198	170,797	3,821,189	2,269,706	1,796,995
Change in unrealized gain (loss) on investments	5,750,416	(1,647,580)	(54,664)	1,433,040	218,990	5,268,623	7,774,707	169,994

Net gain (loss) on investments	6,449,412	(8,826,972)	(257,822)	3,771,238	389,787	9,089,812	10,044,413	1,966,989

Reinvested capital gains	2,056,144	4,089,356	116,491	–	3,378	84,223	1,199,291	1,116,852

Net increase (decrease) in contract owners’ equity resulting from operations	$8,926,170	10,147,191	156,839	3,063,731	392,144	9,120,513	11,830,039	4,996,011

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	GVITIDMod2	GVITIDModAg2	GVITIDModCon2	GVITJPBal	GVITMdCpGr	GVITMidCap	GVITMyMkt	GVITNWFund
Reinvested dividends	$11,379,749	5,973,768	4,888,437	3,024,722	–	3,457,276	25,217,876	3,763,008
Mortality and expense risk charges (note 2)	(6,250,577)	(3,676,890)	(2,392,029)	(1,593,144)	(1,092,405)	(3,812,397)	(6,874,389)	(3,925,158)

Net investment income (loss)	5,129,172	2,296,878	2,496,408	1,431,578	(1,092,405)	(355,121)	18,343,487	(162,150)

Proceeds from mutual fund shares sold	48,941,994	31,148,732	55,569,043	31,147,540	28,772,481	70,483,663	348,620,401	85,576,987
Cost of mutual fund shares sold	(36,847,050)	(21,360,132)	(47,207,799)	(30,919,493)	(19,434,078)	(53,357,896)	(348,620,401)	(81,472,010)

Realized gain (loss) on investments	12,094,944	9,788,600	8,361,244	228,047	9,338,403	17,125,767	–	4,104,977
Change in unrealized gain (loss) on investments	23,492,845	17,871,013	(1,177,891)	11,927,208	(1,322,709)	3,869,428	–	36,768,561

Net gain (loss) on investments	35,587,789	27,659,613	7,183,353	12,155,255	8,015,694	20,995,195	–	40,873,538

Reinvested capital gains	4,284,820	3,386,151	2,387,079	–	–	4,296,884	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$45,001,781	33,342,642	12,066,840	13,586,833	6,923,289	24,936,958	18,343,487	40,711,388

Investment activity:	GVITNWFund2	GVITNWLead	GVITNWLead3	GVITSmCapGr	GVITSmCapGr2	GVITSmCapVal	GVITSmCapVal2	GVITSmComp
Reinvested dividends	$20,580	33	130,846	–	–	1,646,528	7,541	352,872
Mortality and expense risk charges (note 2)	(44,949)	(49)	(213,014)	(1,067,790)	(28,145)	(4,645,389)	(61,836)	(4,089,380)

Net investment income (loss)	(24,369)	(16)	(82,168)	(1,067,790)	(28,145)	(2,998,861)	(54,295)	(3,736,508)

Proceeds from mutual fund shares sold	322,451	417	4,460,209	30,369,217	891,697	115,816,023	783,233	75,768,254
Cost of mutual fund shares sold	(215,423)	(365)	(4,241,111)	(25,270,574)	(514,748)	(69,553,831)	(449,696)	(49,275,476)

Realized gain (loss) on investments	107,028	52	219,098	5,098,643	376,949	46,262,192	333,537	26,492,778
Change in unrealized gain (loss) on investments	153,860	195	580,311	(2,526,008)	(300,576)	(15,282,920)	(70,190)	4,581,599

Net gain (loss) on investments	260,888	247	799,409	2,572,635	76,373	30,979,272	263,347	31,074,377

Reinvested capital gains	–	296	1,584,435	–	–	27,764,788	268,583	6,624,822

Net increase (decrease) in contract owners’ equity resulting from operations	$236,519	527	2,301,676	1,504,845	48,228	55,745,199	477,635	33,962,691

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	GVITSmComp2	GVITUSGro	GVITUSGro3	GVITVKVal	GVITMltSec	GVITWLead	GVITWLead3	JanBal
Reinvested dividends	$2,825	1,362	62,888	1,520,948	6,421,357	179,072	135,439	947
Mortality and expense risk charges (note 2)	(96,364)	(6,416)	(326,359)	(1,106,106)	(1,978,711)	(239,703)	(185,989)	(620)

Net investment income (loss)	(93,539)	(5,054)	(263,471)	414,842	4,442,646	(60,631)	(50,550)	327

Proceeds from mutual fund shares sold	719,333	145,068	11,940,202	22,492,524	35,989,955	6,534,825	5,604,446	38,234
Cost of mutual fund shares sold	(474,969)	(141,539)	(12,563,894)	(14,885,106)	(33,953,347)	(3,115,065)	(3,673,154)	(33,864)

Realized gain (loss) on investments	244,364	3,529	(623,692)	7,607,418	2,036,608	3,419,760	1,931,292	4,370
Change in unrealized gain (loss) on investments	237,282	(17,661)	(272,044)	118,812	(1,380,336)	1,302,154	1,443,477	101

Net gain (loss) on investments	481,646	(14,132)	(895,736)	7,726,230	656,272	4,721,914	3,374,769	4,471

Reinvested capital gains	100,845	7,988	443,038	4,061,342	359,552	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$488,952	(11,198)	(716,169)	12,202,414	5,458,470	4,661,283	3,324,219	4,798

Investment activity:	JanForty	JanGlTechS2	JanGlTech	JanRMgCore	JanIntGroS2	JanIntGro	JPMSTMidCap	MFSInvGrStS
Reinvested dividends	$296,132	–	–	4,177	2,591,707	2,769,294	337,303	–
Mortality and expense risk charges (note 2)	(2,703,120)	(255,508)	(525,508)	(48,878)	(1,462,209)	(1,849,580)	(627,998)	(3,456)

Net investment income (loss)	(2,406,988)	(255,508)	(525,508)	(44,701)	1,129,498	919,714	(290,695)	(3,456)

Proceeds from mutual fund shares sold	48,489,561	5,442,285	8,819,159	4,899,420	26,626,440	28,990,918	31,167,891	38,660
Cost of mutual fund shares sold	(35,494,626)	(3,299,363)	(9,054,937)	(5,185,326)	(11,482,597)	(15,235,377)	(27,109,380)	(32,103)

Realized gain (loss) on investments	12,994,935	2,142,922	(235,778)	(285,906)	15,143,843	13,755,541	4,058,511	6,557
Change in unrealized gain (loss) on investments	4,701,676	(592,503)	3,323,898	359,109	26,054,523	40,796,966	2,299,089	12,987

Net gain (loss) on investments	17,696,611	1,550,419	3,088,120	73,203	41,198,366	54,552,507	6,357,600	19,544

Reinvested capital gains	–	–	–	271,037	–	–	1,362,877	–

Net increase (decrease) in contract owners’ equity resulting from operations	$15,289,623	1,294,911	2,562,612	299,539	42,327,864	55,472,221	7,429,782	16,088

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	MFSMidCapGrS	MFSNewDiscS	MFSValS	NBAMTFasc	NBAMTFocus	NBAMTGuard	NBAMTInt	NBAMTLMat
Reinvested dividends	$–	–	38,322	–	1,481	642,426	10,758	1,639,956
Mortality and expense risk charges (note 2)	(61,667)	(29,938)	(178,369)	(28,551)	(12,056)	(1,204,212)	(20,618)	(650,190)

Net investment income (loss)	(61,667)	(29,938)	(140,047)	(28,551)	(10,575)	(561,786)	(9,860)	989,766

Proceeds from mutual fund shares sold	548,549	352,159	2,296,903	399,615	981,551	26,539,559	242,321	22,503,103
Cost of mutual fund shares sold	(348,049)	(222,965)	(1,457,077)	(281,777)	(967,355)	(20,384,389)	(257,531)	(23,342,442)

Realized gain (loss) on investments	200,500	129,194	839,826	117,838	14,196	6,155,170	(15,210)	(839,339)
Change in unrealized gain (loss) on investments	(235,436)	38,043	2,278,290	(71,415)	(44,424)	5,582,720	567,011	1,389,899

Net gain (loss) on investments	(34,936)	167,237	3,118,116	46,423	(30,228)	11,737,890	551,801	550,560

Reinvested capital gains	115,634	30,785	128,962	41,931	77,524	–	39,325	–

Net increase (decrease) in contract owners’ equity resulting from operations	$19,031	168,084	3,107,031	59,803	36,721	11,176,104	581,266	1,540,326

Investment activity:	NBAMTMCGr	NBAMTPart	NBAMTRegS	NBAMSocRes	OppGlSec3	OppCapAp	OppCapApS	OppGlSec
Reinvested dividends	$–	1,164,691	16,648	10,394	2,348,291	1,552,497	13,251	1,927,526
Mortality and expense risk charges (note 2)	(2,148,361)	(2,029,354)	(22,218)	(91,520)	(2,818,131)	(4,757,124)	(120,814)	(2,285,020)

Net investment income (loss)	(2,148,361)	(864,663)	(5,570)	(81,126)	(469,840)	(3,204,627)	(107,563)	(357,494)

Proceeds from mutual fund shares sold	47,444,744	60,090,008	390,122	4,612,965	35,291,079	100,735,791	1,420,514	36,159,214
Cost of mutual fund shares sold	(25,397,659)	(36,259,317)	(399,373)	(4,325,776)	(20,678,490)	(90,308,469)	(1,008,397)	(17,823,047)

Realized gain (loss) on investments	22,047,085	23,830,691	(9,251)	287,189	14,612,589	10,427,322	412,117	18,336,167
Change in unrealized gain (loss) on investments	1,836,406	(25,016,481)	170,120	652,405	7,777,675	16,689,140	61,508	(755,888)

Net gain (loss) on investments	23,883,491	(1,185,790)	160,869	939,594	22,390,264	27,116,462	473,625	17,580,279

Reinvested capital gains	–	17,938,790	230,803	73,803	12,293,642	–	–	10,068,472

Net increase (decrease) in contract owners’ equity resulting from operations	$21,735,130	15,888,337	386,102	932,271	34,214,066	23,911,835	366,062	27,291,257

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	OppGlSecS	OppHighInc	OppHighIncS	OppMSt	OppMStS	OppMStSCap	OppMStSCapS	OppMidCap
Reinvested dividends	$58,654	–	17,618	3,924,183	86,771	–	44	–
Mortality and expense risk charges (note 2)	(123,643)	(13,704)	(2,276)	(4,068,754)	(156,763)	(28,306)	(2,341)	(2,311,117)

Net investment income (loss)	(64,989)	(13,704)	15,342	(144,571)	(69,992)	(28,306)	(2,297)	(2,311,117)

Proceeds from mutual fund shares sold	1,318,739	1,390,394	128,530	65,500,967	1,325,139	362,626	21,211	57,298,728
Cost of mutual fund shares sold	(696,698)	(1,363,798)	(138,352)	(62,477,095)	(910,894)	(360,637)	(15,925)	(33,211,152)

Realized gain (loss) on investments	622,041	26,596	(9,822)	3,023,872	414,245	1,989	5,286	24,087,576
Change in unrealized gain (loss) on investments	21,594	110,597	7,677	39,498,562	707,013	519,827	15,073	(18,181,537)

Net gain (loss) on investments	643,635	137,193	(2,145)	42,522,434	1,121,258	521,816	20,359	5,906,039

Reinvested capital gains	363,311	–	–	–	–	–	5,533	–

Net increase (decrease) in contract owners’ equity resulting from operations	$941,957	123,489	13,197	42,377,863	1,051,266	493,510	23,595	3,594,922

Investment activity:	OppStratBdS	PVITRealRet	PVITTotRet	PVTGroInc	RCFMicroCap	SBLGlob	SBLMidCapGr	SBLAsAlloc
Reinvested dividends	$183,025	14,978	4,063	545	203	–	–	–
Mortality and expense risk charges (note 2)	(84,774)	(3,334)	(892)	(460)	(470)	(498)	(125)	(359)

Net investment income (loss)	98,251	11,644	3,171	85	(267)	(498)	(125)	(359)

Proceeds from mutual fund shares sold	708,852	38,260	136,990	7,912	21,146	274	103	56,978
Cost of mutual fund shares sold	(624,969)	(38,453)	(134,342)	(6,590)	(20,212)	(250)	(102)	(51,879)

Realized gain (loss) on investments	83,883	(193)	2,648	1,322	934	24	1	5,099
Change in unrealized gain (loss) on investments	73,209	(22,127)	236	2,738	5,510	14,481	2,538	2,191

Net gain (loss) on investments	157,092	(22,320)	2,884	4,060	6,444	14,505	2,539	7,290

Reinvested capital gains	–	19,369	917	848	6,176	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$255,343	8,693	6,972	4,993	12,353	14,007	2,414	6,931

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	SBLEqInc	SBLHighYld	SBLSmCapVal	SBLMidCapVal	SBLSmCapGr	SBLSel25	TRoeBlChip2	TRowEqInc2
Reinvested dividends	$–	–	–	–	–	–	29,618	114,929
Mortality and expense risk charges (note 2)	(577)	(2,305)	(718)	(1,817)	(2)	(62)	(57,764)	(80,187)

Net investment income (loss)	(577)	(2,305)	(718)	(1,817)	(2)	(62)	(28,146)	34,742

Proceeds from mutual fund shares sold	3,021	47,192	579	17,122	232	49	514,185	2,825,508
Cost of mutual fund shares sold	(2,729)	(46,063)	(569)	(16,280)	(221)	(48)	(491,112)	(2,626,569)

Realized gain (loss) on investments	292	1,129	10	842	11	1	23,073	198,939
Change in unrealized gain (loss) on investments	14,101	29,257	12,898	33,110	41	1,125	1,279,014	937,768

Net gain (loss) on investments	14,393	30,386	12,908	33,952	52	1,126	1,302,087	1,136,707

Reinvested capital gains	–	–	–	–	–	–	–	379,955

Net increase (decrease) in contract owners’ equity resulting from operations	$13,816	28,081	12,190	32,135	50	1,064	1,273,941	1,551,404

Investment activity:	TRowLtdTBd2	VEWrldEMktR1	VEWrldEMkt	VEWrldHAsR1	VEWrldHAs	VKCorPlus	VKCorPlus2	VKEmMkt
Reinvested dividends	$55,346	201,173	273,633	36,163	21,607	18,141	29,890	2,622,970
Mortality and expense risk charges (note 2)	(18,592)	(390,124)	(491,411)	(624,182)	(350,653)	(14,205)	(12,333)	(371,967)

Net investment income (loss)	36,754	(188,951)	(217,778)	(588,019)	(329,046)	3,936	17,557	2,251,003

Proceeds from mutual fund shares sold	380,624	16,026,287	12,305,262	35,680,300	8,646,090	512,974	288,651	8,740,586
Cost of mutual fund shares sold	(379,993)	(12,280,682)	(6,658,511)	(23,710,979)	(4,318,978)	(521,398)	(297,777)	(8,576,548)

Realized gain (loss) on investments	631	3,745,605	5,646,751	11,969,321	4,327,112	(8,424)	(9,126)	164,038
Change in unrealized gain (loss) on investments	21,135	3,143,897	3,828,925	(5,961,774)	526,292	57,830	2,882	(302,610)

Net gain (loss) on investments	21,766	6,889,502	9,475,676	6,007,547	4,853,404	49,406	(6,244)	(138,572)

Reinvested capital gains	–	3,167,338	4,308,175	3,077,491	1,838,729	2,411	4,069	569,800

Net increase (decrease) in contract owners’ equity resulting from operations	$58,520	9,867,889	13,566,073	8,497,019	6,363,087	55,753	15,382	2,682,231

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	VKMidCapG	VKUSRealEst	VKCom2	VKStrGr2	VicDivrStk	WRAsStrat	WRBal	WRBond
Reinvested dividends	$–	3,964,426	242,253	–	51,380	809,584	1,325,796	3,970,853
Mortality and expense risk charges (note 2)	(426,739)	(4,416,913)	(352,701)	(50,655)	(226,666)	(2,988,542)	(1,275,448)	(1,197,873)

Net investment income (loss)	(426,739)	(452,487)	(110,448)	(50,655)	(175,286)	(2,178,958)	50,348	2,772,980

Proceeds from mutual fund shares sold	11,418,287	84,156,732	2,292,183	379,306	3,052,403	10,235,969	13,660,825	10,581,445
Cost of mutual fund shares sold	(8,311,785)	(37,496,155)	(1,528,166)	(274,815)	(2,483,815)	(6,677,916)	(11,638,017)	(11,222,957)

Realized gain (loss) on investments	3,106,502	46,660,577	764,017	104,491	568,588	3,558,053	2,022,808	(641,512)
Change in unrealized gain (loss) on investments	(2,797,322)	41,050,396	704,379	(33,385)	939,041	(2,036,657)	6,684,221	430,465

Net gain (loss) on investments	309,180	87,710,973	1,468,396	71,106	1,507,629	1,521,396	8,707,029	(211,047)

Reinvested capital gains	2,080,800	23,801,070	1,126,315	–	482,332	37,163,816	325,133	27,174

Net increase (decrease) in contract owners’ equity resulting from operations	$1,963,241	111,059,556	2,484,263	20,451	1,814,675	36,506,254	9,082,510	2,589,107

Investment activity:	WRCoreEq	WRDivInc	WREnergy	WRGlNatRes	WRGrowth	WRHiInc	WRIntlGr	WRIntVal
Reinvested dividends	$2,190,703	379,558	10,820	130,931	–	5,730,202	431,511	598,432
Mortality and expense risk charges (note 2)	(3,398,595)	(310,307)	(12,575)	(440,074)	(3,785,387)	(1,024,161)	(957,952)	(363,624)

Net investment income (loss)	(1,207,892)	69,251	(1,755)	(309,143)	(3,785,387)	4,706,041	(526,441)	234,808

Proceeds from mutual fund shares sold	31,703,714	657,244	181,237	691,819	50,188,410	7,173,251	8,317,821	1,381,727
Cost of mutual fund shares sold	(29,356,494)	(491,250)	(210,888)	(504,472)	(46,746,561)	(7,373,902)	(6,089,753)	(1,087,841)

Realized gain (loss) on investments	2,347,220	165,994	(29,651)	187,347	3,441,849	(200,651)	2,228,068	293,886
Change in unrealized gain (loss) on investments	28,319,315	2,783,335	2,068	4,084,168	10,172,594	2,301,066	10,830,967	4,039,274

Net gain (loss) on investments	30,666,535	2,949,329	(27,583)	4,271,515	13,614,443	2,100,415	13,059,035	4,333,160

Reinvested capital gains	7,078,842	154,290	–	1,535,374	–	–	–	2,422,927

Net increase (decrease) in contract owners’ equity resulting from operations	$36,537,485	3,172,870	(29,338)	5,497,746	9,829,056	6,806,456	12,532,594	6,990,895

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	WRLTBond	WRMicCpGr	WRMidCpGr	WRMMkt	WRMortSec	WRRealEstS	WRSciTech	WRSmCapGr
Reinvested dividends	$1,332,330	–	38,977	1,175,721	394,195	188,577	–	–
Mortality and expense risk charges (note 2)	(517,374)	(79,069)	(109,131)	(370,553)	(95,951)	(283,809)	(1,667,424)	(1,930,505)

Net investment income (loss)	814,956	(79,069)	(70,154)	805,168	298,244	(95,232)	(1,667,424)	(1,930,505)

Proceeds from mutual fund shares sold	8,146,571	1,332,910	423,798	11,584,915	802,527	1,372,481	17,724,908	29,213,240
Cost of mutual fund shares sold	(8,292,657)	(894,827)	(364,092)	(11,584,915)	(830,375)	(991,920)	(12,640,207)	(21,216,846)

Realized gain (loss) on investments	(146,086)	438,083	59,706	–	(27,848)	380,561	5,084,701	7,996,394
Change in unrealized gain (loss) on investments	322,750	114,745	540,013	–	(12,895)	4,288,987	850,742	(14,162,677)

Net gain (loss) on investments	176,664	552,828	599,719	–	(40,743)	4,669,548	5,935,443	(6,166,283)

Reinvested capital gains	–	–	3,183	–	–	674,509	3,314,400	12,532,030

Net increase (decrease) in contract owners’ equity resulting from operations	$991,620	473,759	532,748	805,168	257,501	5,248,825	7,582,419	4,435,242

Investment activity:	WRSmCpVal	WRValue	WFOpp
Reinvested dividends	$18,367	1,362,942	–
Mortality and expense risk charges (note 2)	(162,294)	(1,722,624)	(2,372,112)

Net investment income (loss)	(143,927)	(359,682)	(2,372,112)

Proceeds from mutual fund shares sold	2,584,204	27,416,132	41,782,418
Cost of mutual fund shares sold	(2,493,183)	(21,449,031)	(33,248,557)

Realized gain (loss) on investments	91,021	5,967,101	8,533,861
Change in unrealized gain (loss) on investments	763,134	7,639,161	(7,569,217)

Net gain (loss) on investments	854,155	13,606,262	964,644

Reinvested capital gains	1,051,893	5,121,207	20,410,770

Net increase (decrease) in contract owners’ equity resulting from operations	$1,762,121	18,367,787	19,003,302

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2006 and 2005

	Total		AIMBBal		AIMBValue2		AIMBlueCh
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$73,745,372	57,268,911	4,658	1,144	(145,234)	(149,966)	(1,578)	(3,185)
Realized gain (loss) on investments	526,212,018	97,221,911	6,786	(461)	393,132	310,246	68,701	2,016
Change in unrealized gain (loss) on investments	642,457,172	572,254,236	53,631	27,410	307,272	29,713	(85,904)	11,105
Reinvested capital gains	478,254,937	290,802,651	–	–	413,918	94,824	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,720,669,499	1,017,547,709	65,075	28,093	969,088	284,817	(18,781)	9,936

Equity transactions:
Purchase payments received from contract owners (note 3)	425,785,056	408,470,245	4,040	12,215	263,575	226,002	9,168	11,830
Transfers between funds	–	–	9,321	706	992,246	(84,532)	(450,043)	(2,826)
Redemptions (note 3)	(2,269,980,325)	(1,741,356,786)	(66,862)	(46,184)	(543,955)	(508,775)	(13,601)	(14,547)
Annuity benefits	(5,952,411)	(4,907,496)	–	–	(20,640)	(17,307)	–	–
Annual contract maintenance charges (note 2)	(345,291)	(341,474)	–	–	(1)	–	–	–
Contingent deferred sales charges (note 2)	(20,516,578)	(24,245,254)	(1,345)	(907)	(5,733)	(7,087)	(163)	(3)
Adjustments to maintain reserves	1,697,555	1,736,120	(31)	(46)	(1,615)	(627)	(23)	10

Net equity transactions	(1,869,311,994)	(1,360,644,645)	(54,877)	(34,216)	683,877	(392,326)	(454,662)	(5,536)

Net change in contract owners’ equity	(148,642,495)	(343,096,936)	10,198	(6,123)	1,652,965	(107,509)	(473,443)	4,400
Contract owners’ equity beginning of period	15,354,159,503	15,697,256,439	749,591	755,714	8,414,640	8,522,149	473,443	469,043

Contract owners’ equity end of period	$15,205,517,008	15,354,159,503	759,789	749,591	10,067,605	8,414,640	–	473,443

CHANGES IN UNITS:
Beginning units	1,135,301,491	1,245,033,961	72,175	75,617	723,691	771,896	49,836	50,444

Units purchased	258,346,988	265,468,668	1,789	1,276	159,039	33,804	928	1,278
Units redeemed	(384,674,852)	(375,201,138)	(6,832)	(4,718)	(94,097)	(82,009)	(50,764)	(1,886)

Ending units	1,008,973,627	1,135,301,491	67,132	72,175	788,633	723,691	–	49,836

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	AIMCapAp		AIMCapAp2		AIMCapDev2		AIMCoreEq
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(2,205)	(1,969)	(28,290)	(27,893)	(17,016)	(4,879)	(2,758)	(25)
Realized gain (loss) on investments	6,846	3,957	192,198	89,089	62,675	6,915	13,422	6,418
Change in unrealized gain (loss) on investments	3,864	10,713	(96,748)	35,027	70,252	25,789	43,720	(1,045)
Reinvested capital gains	–	–	–	–	48,671	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	8,505	12,701	67,160	96,223	164,582	27,825	54,384	5,348

Equity transactions:
Purchase payments received from contract owners (note 3)	17,205	3,266	25,841	27,442	85,956	45,429	1,266	74
Transfers between funds	(405)	230	381,134	(54,317)	2,405,181	101,465	428,034	–
Redemptions (note 3)	(17,661)	(11,243)	(193,385)	(166,480)	(96,864)	(9,248)	(25,180)	(23,508)
Annuity benefits	–	–	(1,416)	(821)	(10,135)	(7,597)	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	(4)	–	–	–
Contingent deferred sales charges (note 2)	(578)	(316)	(1,345)	(4,804)	(2,611)	(205)	(347)	(1,290)
Adjustments to maintain reserves	1	(47)	(107)	(36)	(934)	(458)	3	(28)

Net equity transactions	(1,438)	(8,110)	210,722	(199,016)	2,380,589	129,386	403,776	(24,752)

Net change in contract owners’ equity	7,067	4,591	277,882	(102,793)	2,545,171	157,211	458,160	(19,404)
Contract owners’ equity beginning of period	182,226	177,635	1,531,095	1,633,888	368,158	210,947	147,684	167,088

Contract owners’ equity end of period	$189,293	182,226	1,808,977	1,531,095	2,913,329	368,158	605,844	147,684

CHANGES IN UNITS:
Beginning units	16,471	17,219	135,164	155,396	17,863	7,363	13,069	15,351

Units purchased	1,582	461	74,963	11,802	293,021	14,847	36,428	7
Units redeemed	(1,828)	(1,209)	(52,649)	(32,034)	(70,029)	(4,347)	(3,080)	(2,289)

Ending units	16,225	16,471	157,478	135,164	240,855	17,863	46,417	13,069

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	AIMCoreEq2		AIMGlobHlth		AIMGlobReal		AIMLrgCpGr
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(12,211)	–	(177)	–	736	–	(2,403)	–
Realized gain (loss) on investments	1,516	–	17	–	1,046	–	1,875	–
Change in unrealized gain (loss) on investments	142,296	–	2,197	–	9,252	–	46,849	–
Reinvested capital gains	–	–	–	–	3,632	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	131,601	–	2,037	–	14,666	–	46,321	–

Equity transactions:
Purchase payments received from contract owners (note 3)	1,655	–	2,223	–	2,498	–	7,385	–
Transfers between funds	1,780,145	–	43,693	–	97,087	–	416,309	–
Redemptions (note 3)	(45,877)	–	(1,548)	–	(2,549)	–	(15,327)	–
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	(6)	–	(5)	–	–	–
Contingent deferred sales charges (note 2)	(147)	–	–	–	–	–	(262)	–
Adjustments to maintain reserves	(66)	–	2	–	(43)	–	(34)	–

Net equity transactions	1,735,710	–	44,364	–	96,988	–	408,071	–

Net change in contract owners’ equity	1,867,311	–	46,401	–	111,654	–	454,392	–
Contract owners’ equity beginning of period	–	–	–	–	–	–	–	–

Contract owners’ equity end of period	$1,867,311	–	46,401	–	111,654	–	454,392	–

CHANGES IN UNITS:
Beginning units	–	–	–	–	–	–	–	–

Units purchased	178,480	–	5,202	–	10,128	–	49,661	–
Units redeemed	(5,002)	–	(841)	–	(1,439)	–	(5,179)	–

Ending units	173,478	–	4,361	–	8,689	–	44,482	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	AIMPreEq		AIMPreEq2		AlGrIncB		AlLrgCpGrB
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$2,634	(2,231)	1,972	(22,026)	(25,802)	(23,892)	(64,190)	(66,404)
Realized gain (loss) on investments	111,387	1,981	427,405	61,860	310,615	238,401	452,847	241,305
Change in unrealized gain (loss) on investments	(92,131)	16,918	(346,393)	15,200	48,824	(103,092)	(484,779)	284,414
Reinvested capital gains	–	–	–	–	218,749	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	21,890	16,668	82,984	55,034	552,386	111,417	(96,122)	459,315

Equity transactions:
Purchase payments received from contract owners (note 3)	571	1,730	–	35,239	23,803	54,703	32,258	32,506
Transfers between funds	(439,064)	1	(1,751,648)	(67,616)	(390,832)	(138,363)	(430,615)	164,630
Redemptions (note 3)	(16,020)	(47,538)	(68,429)	(182,810)	(341,071)	(397,136)	(210,602)	(539,515)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(51)	(1,676)	(515)	(3,233)	(2,538)	(8,216)	(4,142)	(14,237)
Adjustments to maintain reserves	(11)	(46)	(44)	(110)	(296)	(162)	(220)	(169)

Net equity transactions	(454,575)	(47,529)	(1,820,636)	(218,530)	(710,934)	(489,174)	(613,321)	(356,785)

Net change in contract owners’ equity	(432,685)	(30,861)	(1,737,652)	(163,496)	(158,548)	(377,757)	(709,443)	102,530
Contract owners’ equity beginning of period	432,685	463,546	1,737,652	1,901,148	4,263,859	4,641,616	4,135,843	4,033,313

Contract owners’ equity end of period	$–	432,685	–	1,737,652	4,105,311	4,263,859	3,426,400	4,135,843

CHANGES IN UNITS:
Beginning units	46,399	51,837	172,536	195,246	372,816	416,687	364,109	400,843

Units purchased	88	628	290	7,807	16,135	23,244	53,892	60,212
Units redeemed	(46,487)	(6,066)	(172,826)	(30,517)	(78,232)	(67,115)	(108,672)	(96,946)

Ending units	–	46,399	–	172,536	310,719	372,816	309,329	364,109

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	AlSmMdCpB		ACVPIncGr		ACVPIncGr2		ACVPInflPro2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(95,863)	(74,617)	1,526,187	2,097,481	(10,104)	(3,093)	1,248,481	2,175,904
Realized gain (loss) on investments	335,267	464,795	10,040,064	3,127,420	503,255	230,241	(478,258)	12,971
Change in unrealized gain (loss) on investments	28,442	(401,708)	18,406,291	2,185,681	55,061	(101,202)	(626,441)	(2,081,671)
Reinvested capital gains	408,442	259,914	–	–	–	–	–	35,892

Net increase (decrease) in contract owners’ equity resulting from operations	676,288	248,384	29,972,542	7,410,582	548,212	125,946	143,782	143,096

Equity transactions:
Purchase payments received from contract owners (note 3)	211,451	86,224	3,930,631	4,392,340	43,906	58,319	1,654,651	2,388,897
Transfers between funds	(162,705)	(441,084)	(14,016,892)	(9,918,023)	(916,386)	(123,753)	(10,026,103)	15,738,406
Redemptions (note 3)	(411,496)	(605,359)	(38,083,882)	(29,952,611)	(446,407)	(409,409)	(7,976,946)	(7,161,715)
Annuity benefits	(475)	(451)	(66,881)	(74,572)	(553)	(356)	(93,137)	(63,243)
Annual contract maintenance charges (note 2)	–	–	(7,301)	(8,066)	–	–	(491)	(304)
Contingent deferred sales charges (note 2)	(6,010)	(20,818)	(280,828)	(386,772)	(4,569)	(10,724)	(45,492)	(67,143)
Adjustments to maintain reserves	(344)	(471)	4,884	26,873	(1,994)	(242)	7,124	2,259

Net equity transactions	(369,579)	(981,959)	(48,520,269)	(35,920,831)	(1,326,003)	(486,165)	(16,480,394)	10,837,157

Net change in contract owners’ equity	306,709	(733,575)	(18,547,727)	(28,510,249)	(777,791)	(360,219)	(16,336,612)	10,980,253
Contract owners’ equity beginning of period	5,742,243	6,475,818	223,268,848	251,779,097	4,832,464	5,192,683	68,693,605	57,713,352

Contract owners’ equity end of period	$6,048,952	5,742,243	204,721,121	223,268,848	4,054,673	4,832,464	52,356,993	68,693,605

CHANGES IN UNITS:
Beginning units	411,436	485,953	16,105,305	18,762,735	410,337	453,009	6,256,324	5,298,678

Units purchased	33,709	25,015	1,003,013	2,249,729	7,485	34,229	1,535,566	3,744,800
Units redeemed	(58,427)	(99,532)	(4,312,877)	(4,907,159)	(116,848)	(76,901)	(3,084,510)	(2,787,154)

Ending units	386,718	411,436	12,795,441	16,105,305	300,974	410,337	4,707,380	6,256,324

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	ACVPInt		ACVPInt3		ACVPMdCpV1		ACVPMdCpV2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$551,579	90,959	326,704	(19,530)	19,431	–	(642)	127
Realized gain (loss) on investments	7,064,246	2,979,866	5,732,632	2,350,406	107,672	–	1,276	(53)
Change in unrealized gain (loss) on investments	13,873,990	8,423,079	9,004,295	5,160,886	310,701	–	10,490	(734)
Reinvested capital gains	–	–	–	–	199,903	–	3,512	1,242

Net increase (decrease) in contract owners’ equity resulting from operations	21,489,815	11,493,904	15,063,631	7,491,762	637,707	–	14,636	582

Equity transactions:
Purchase payments received from contract owners (note 3)	398,145	353,881	2,466,511	2,880,751	131,830	–	57,139	54,528
Transfers between funds	(6,984,646)	(7,495,336)	(3,730,516)	(2,076,940)	7,528,491	–	–	–
Redemptions (note 3)	(17,544,028)	(13,056,219)	(8,887,072)	(5,650,927)	(116,336)	–	(8,219)	(1,880)
Annuity benefits	(25,371)	(28,483)	(1,763)	(1,740)	–	–	(1,098)	(75)
Annual contract maintenance charges (note 2)	(2,698)	(2,948)	(1,220)	(985)	(28)	–	–	–
Contingent deferred sales charges (note 2)	(116,764)	(159,835)	(77,868)	(67,871)	(364)	–	–	–
Adjustments to maintain reserves	16,379	11,612	12,112	6,957	306	–	9	(1)

Net equity transactions	(24,258,983)	(20,377,328)	(10,219,816)	(4,910,755)	7,543,899	–	47,831	52,572

Net change in contract owners’ equity	(2,769,168)	(8,883,424)	4,843,815	2,581,007	8,181,606	–	62,467	53,154
Contract owners’ equity beginning of period	104,019,914	112,903,338	69,477,358	66,896,351	–	–	53,154	–

Contract owners’ equity end of period	$101,250,746	104,019,914	74,321,173	69,477,358	8,181,606	–	115,621	53,154

CHANGES IN UNITS:
Beginning units	7,696,317	9,350,630	5,518,253	5,939,570	–	–	4,747	–

Units purchased	17,098	20,311	833,973	1,054,679	1,013,620	–	4,564	4,911
Units redeemed	(1,648,610)	(1,674,624)	(1,573,299)	(1,475,996)	(303,345)	–	(561)	(164)

Ending units	6,064,805	7,696,317	4,778,927	5,518,253	710,275	–	8,750	4,747

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	ACVPUltra		ACVPUltra2		ACVPVal		ACVPVal2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(186,183)	(223,007)	(38,118)	(52,722)	917,098	(1,765,928)	(46,431)	(96,043)
Realized gain (loss) on investments	919,395	913,716	319,436	103,225	9,594,716	5,507,520	586,226	233,934
Change in unrealized gain (loss) on investments	(1,537,533)	(517,074)	(399,437)	(55,351)	23,597,928	(39,042,568)	(23,610)	(770,101)
Reinvested capital gains	–	–	–	–	44,359,944	54,073,919	739,532	896,117

Net increase (decrease) in contract owners’ equity resulting from operations	(804,321)	173,635	(118,119)	(4,848)	78,469,686	18,772,943	1,255,717	263,907

Equity transactions:
Purchase payments received from contract owners (note 3)	407,933	820,365	11,260	24,378	10,091,631	12,410,924	116,853	53,499
Transfers between funds	(7,246,980)	4,972,682	(800,632)	(92,856)	(14,170,009)	(8,704,983)	(911,941)	244,692
Redemptions (note 3)	(2,083,407)	(1,777,676)	(184,153)	(259,943)	(70,101,076)	(53,349,699)	(751,897)	(503,390)
Annuity benefits	(14,078)	(12,304)	–	–	(141,919)	(123,262)	–	–
Annual contract maintenance charges (note 2)	(484)	(344)	–	–	(7,879)	(7,576)	–	–
Contingent deferred sales charges (note 2)	(23,320)	(26,701)	(3,643)	(5,207)	(665,990)	(710,613)	(12,455)	(12,162)
Adjustments to maintain reserves	(399)	311	(252)	(104)	55,482	43,319	(451)	(478)

Net equity transactions	(8,960,735)	3,976,333	(977,420)	(333,732)	(74,939,760)	(50,441,890)	(1,559,891)	(217,839)

Net change in contract owners’ equity	(9,765,056)	4,149,968	(1,095,539)	(338,580)	3,529,926	(31,668,947)	(304,174)	46,068
Contract owners’ equity beginning of period	21,977,866	17,827,898	2,984,012	3,322,592	510,544,212	542,213,159	9,030,848	8,984,780

Contract owners’ equity end of period	$12,212,810	21,977,866	1,888,473	2,984,012	514,074,138	510,544,212	8,726,674	9,030,848

CHANGES IN UNITS:
Beginning units	1,997,032	1,635,491	281,896	314,693	28,163,939	31,066,593	718,655	736,549

Units purchased	429,844	1,226,580	13,831	12,705	3,676,423	4,490,245	58,372	65,250
Units redeemed	(1,271,931)	(865,039)	(107,171)	(45,502)	(7,687,870)	(7,392,899)	(179,316)	(83,144)

Ending units	1,154,945	1,997,032	188,556	281,896	24,152,492	28,163,939	597,711	718,655

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	ACVPVista1		ACVPVista2		BBTCapMgr		BBTLgCapV
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(2,559)	–	(311)	(8)	(6,227)	2,197	3,758	25,895
Realized gain (loss) on investments	(6,208)	–	60	1	48,471	35,783	100,649	35,010
Change in unrealized gain (loss) on investments	30,150	–	956	(261)	166,576	60,897	654,268	145,956
Reinvested capital gains	–	–	52	–	64,751	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	21,383	–	757	(268)	273,571	98,877	758,675	206,861

Equity transactions:
Purchase payments received from contract owners (note 3)	29,878	–	2,250	15,105	66,700	74,986	79,616	108,624
Transfers between funds	441,855	–	–	–	(11,647)	13	(17,316)	9,490
Redemptions (note 3)	(27,573)	–	(230)	–	(134,522)	(132,149)	(255,001)	(290,551)
Annuity benefits	–	–	(1,110)	(27)	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(25)	–	–	–	(1,292)	(2,500)	(4,719)	(11,893)
Adjustments to maintain reserves	9	–	50	(2)	(136)	(126)	(8)	(110)

Net equity transactions	444,144	–	960	15,076	(80,897)	(59,776)	(197,428)	(184,440)

Net change in contract owners’ equity	465,527	–	1,717	14,808	192,674	39,101	561,247	22,421
Contract owners’ equity beginning of period	–	–	14,808	–	1,977,946	1,938,845	3,959,805	3,937,384

Contract owners’ equity end of period	$465,527	–	16,525	14,808	2,170,620	1,977,946	4,521,052	3,959,805

CHANGES IN UNITS:
Beginning units	–	–	1,310	–	173,891	179,516	340,929	357,885

Units purchased	85,222	–	79	1,312	5,473	6,792	8,057	11,745
Units redeemed	(38,398)	–	(21)	(2)	(12,215)	(12,417)	(23,977)	(28,701)

Ending units	46,824	–	1,368	1,310	167,149	173,891	325,009	340,929

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	BBTLgCapGr		BBTMdCapGr		CSTGlSmCp		CSTIntFoc
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(14,989)	(18,037)	(29,711)	(39,943)	(33,792)	(37,565)	(1,620)	(11,419)
Realized gain (loss) on investments	37,884	42,445	98,818	51,477	351,098	149,078	652,408	405,898
Change in unrealized gain (loss) on investments	13,427	(18,993)	(188,993)	355,300	57,458	411,486	661,797	886,089
Reinvested capital gains	4,358	–	182,048	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	40,680	5,415	62,162	366,834	374,764	522,999	1,312,585	1,280,568

Equity transactions:
Purchase payments received from contract owners (note 3)	44,290	18,339	69,463	37,317	15,873	15,914	10,585	10,070
Transfers between funds	(32,259)	(115,889)	(8,330)	(12,328)	(188,610)	(222,146)	(206,324)	(453,381)
Redemptions (note 3)	(119,008)	(97,663)	(205,804)	(157,257)	(834,836)	(522,886)	(1,782,662)	(1,640,868)
Annuity benefits	–	–	–	–	–	–	(2,916)	(4,871)
Annual contract maintenance charges (note 2)	–	–	–	–	(58)	(55)	(64)	(74)
Contingent deferred sales charges (note 2)	(2,646)	(3,199)	(3,559)	(5,394)	(830)	(4,305)	(2,092)	(5,182)
Adjustments to maintain reserves	(136)	(3)	127	275	(179)	(40)	(142)	3,200

Net equity transactions	(109,759)	(198,415)	(148,103)	(137,387)	(1,008,640)	(733,518)	(1,983,615)	(2,091,106)

Net change in contract owners’ equity	(69,079)	(193,000)	(85,941)	229,447	(633,876)	(210,519)	(671,030)	(810,538)
Contract owners’ equity beginning of period	1,696,640	1,889,640	3,227,954	2,998,507	3,775,401	3,985,920	8,525,540	9,336,078

Contract owners’ equity end of period	$1,627,561	1,696,640	3,142,013	3,227,954	3,141,525	3,775,401	7,854,510	8,525,540

CHANGES IN UNITS:
Beginning units	181,917	203,835	221,842	232,570	303,526	369,551	722,518	921,733

Units purchased	5,373	3,894	4,825	3,094	2,395	1,238	540	5,314
Units redeemed	(17,255)	(25,812)	(14,633)	(13,822)	(80,389)	(67,263)	(156,403)	(204,529)

Ending units	170,035	181,917	212,034	221,842	225,532	303,526	566,655	722,518

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	CSTLCapV		DryELeadS		DrySmCapIxS		DrySRGro
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(20,270)	(40,872)	(27,090)	(27,547)	(511,261)	(761,245)	(1,040,168)	(1,352,343)
Realized gain (loss) on investments	721,903	296,671	118,097	80,616	6,760,578	4,640,167	(7,754,082)	(20,120,988)
Change in unrealized gain (loss) on investments	1,563,021	727,658	(230,119)	(92,403)	(856,674)	(947,321)	16,203,587	23,919,728
Reinvested capital gains	–	–	221,791	78,797	1,579,129	169,983	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	2,264,654	983,457	82,679	39,463	6,971,772	3,101,584	7,409,337	2,446,397

Equity transactions:
Purchase payments received from contract owners (note 3)	121,770	96,025	38,885	31,162	2,140,827	2,192,865	3,996,911	4,367,616
Transfers between funds	(41,587)	479,491	(137,208)	42,203	(5,457,169)	(2,620,352)	(8,570,132)	(16,451,632)
Redemptions (note 3)	(3,198,285)	(2,092,426)	(152,918)	(122,590)	(8,994,851)	(6,054,703)	(18,139,671)	(14,692,344)
Annuity benefits	–	–	–	–	(40,837)	(41,652)	(22,415)	(21,695)
Annual contract maintenance charges (note 2)	(268)	(234)	–	–	(1,765)	(1,510)	(15,351)	(18,209)
Contingent deferred sales charges (note 2)	(7,746)	(16,340)	(3,082)	(4,779)	(82,535)	(75,999)	(143,937)	(210,403)
Adjustments to maintain reserves	(68)	234	(158)	(171)	8,543	10,671	8,251	15,712

Net equity transactions	(3,126,184)	(1,533,250)	(254,481)	(54,175)	(12,427,787)	(6,590,680)	(22,886,344)	(27,010,955)

Net change in contract owners’ equity	(861,530)	(549,793)	(171,802)	(14,712)	(5,456,015)	(3,489,096)	(15,477,007)	(24,564,558)
Contract owners’ equity beginning of period	14,454,274	15,004,067	1,548,272	1,562,984	63,364,795	66,853,891	110,505,138	135,069,696

Contract owners’ equity end of period	$13,592,744	14,454,274	1,376,470	1,548,272	57,908,780	63,364,795	95,028,131	110,505,138

CHANGES IN UNITS:
Beginning units	993,748	1,103,928	121,394	126,077	4,740,947	5,300,317	10,565,350	13,226,882

Units purchased	95,021	166,764	8,652	15,724	2,548,385	2,969,666	430,335	1,239,970
Units redeemed	(297,495)	(276,944)	(28,218)	(20,407)	(3,462,317)	(3,529,036)	(2,569,050)	(3,901,502)

Ending units	791,274	993,748	101,828	121,394	3,827,015	4,740,947	8,426,635	10,565,350

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	DrySRGroS		DryStkIx		DryVIFApp		DryVIFAppS
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(4,699)	(6,146)	4,077,888	4,244,472	610,594	(1,748,750)	(17,996)	(67,934)
Realized gain (loss) on investments	23,931	40,177	(24,506,830)	(39,350,167)	7,238,589	(713,276)	169,107	74,302
Change in unrealized gain (loss) on investments	(4,386)	(31,171)	135,270,460	66,264,137	10,757,414	7,153,131	339,376	72,817
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	14,846	2,860	114,841,518	31,158,442	18,606,597	4,691,105	490,487	79,185

Equity transactions:
Purchase payments received from contract owners (note 3)	1,098	3,758	20,909,493	23,478,811	2,578,680	3,207,518	149,669	68,004
Transfers between funds	(88,635)	48,052	(59,777,868)	(66,858,525)	(8,826,249)	(9,781,585)	(78,757)	(32,566)
Redemptions (note 3)	(15,123)	(160,656)	(149,144,875)	(123,600,201)	(25,926,972)	(18,969,809)	(331,216)	(158,646)
Annuity benefits	–	–	(207,337)	(155,446)	(65,449)	(100,068)	–	–
Annual contract maintenance charges (note 2)	–	–	(42,159)	(45,689)	(5,748)	(6,633)	–	–
Contingent deferred sales charges (note 2)	(22)	(10,344)	(1,014,413)	(1,538,937)	(117,995)	(201,280)	(6,010)	(2,022)
Adjustments to maintain reserves	(41)	(21)	83,673	76,706	5,698	7,525	(269)	(172)

Net equity transactions	(102,723)	(119,211)	(189,193,486)	(168,643,281)	(32,358,035)	(25,844,332)	(266,583)	(125,402)

Net change in contract owners’ equity	(87,877)	(116,351)	(74,351,968)	(137,484,839)	(13,751,438)	(21,153,227)	223,904	(46,217)
Contract owners’ equity beginning of period	309,376	425,727	931,218,953	1,068,703,792	141,836,282	162,989,509	3,670,539	3,716,756

Contract owners’ equity end of period	$221,499	309,376	856,866,985	931,218,953	128,084,844	141,836,282	3,894,443	3,670,539

CHANGES IN UNITS:
Beginning units	31,607	44,270	71,700,975	85,102,726	10,849,045	12,838,264	353,031	365,410

Units purchased	1,481	6,752	4,395,471	5,255,918	1,698,413	2,577,207	40,780	30,046
Units redeemed	(11,954)	(19,415)	(18,204,125)	(18,657,669)	(4,012,274)	(4,566,426)	(65,486)	(42,425)

Ending units	21,134	31,607	57,892,321	71,700,975	8,535,184	10,849,045	328,325	353,031

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	DryVIFDevLd		DryVIFIntVal		FedAmLeadS		FedCapApS
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(5,658)	(6,936)	276	(5,507)	(3,658)	(3,750)	(13,831)	(11,285)
Realized gain (loss) on investments	3,146	2,585	27,133	10,342	37,536	32,389	32,759	50,880
Change in unrealized gain (loss) on investments	(27,915)	23,064	28,967	32,943	(35,706)	(11,985)	116,905	(43,189)
Reinvested capital gains	39,666	–	37,928	5,702	82,521	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	9,239	18,713	94,304	43,480	80,693	16,654	135,833	(3,594)

Equity transactions:
Purchase payments received from contract owners (note 3)	23,608	4,941	–	–	860	3,373	57,615	675
Transfers between funds	2,992	93	–	(18,239)	(67,028)	(52,868)	(89,865)	(173,602)
Redemptions (note 3)	(4,641)	(2,787)	(46,703)	(3,494)	(31,673)	(48,256)	(35,506)	(32,414)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(59)	(9)	(477)	–	(322)	(2,207)	(391)	(997)
Adjustments to maintain reserves	(2)	29	(27)	(53)	(32)	(81)	(106)	(67)

Net equity transactions	21,898	2,267	(47,207)	(21,786)	(98,195)	(100,039)	(68,253)	(206,405)

Net change in contract owners’ equity	31,137	20,980	47,097	21,694	(17,502)	(83,385)	67,580	(209,999)
Contract owners’ equity beginning of period	466,784	445,804	455,973	434,279	644,442	727,827	1,048,079	1,258,078

Contract owners’ equity end of period	$497,921	466,784	503,070	455,973	626,940	644,442	1,115,659	1,048,079

CHANGES IN UNITS:
Beginning units	39,559	39,370	29,758	31,294	58,134	67,408	101,179	121,303

Units purchased	2,202	420	–	–	5,028	1,418	5,694	1,092
Units redeemed	(377)	(231)	(2,598)	(1,536)	(13,805)	(10,692)	(12,024)	(21,216)

Ending units	41,384	39,559	27,160	29,758	49,357	58,134	94,849	101,179

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FedHiIncS		FedMrkOp		FedQualBd		FedQualBdS
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$327,825	372,146	(6,460)	–	8,866,003	8,898,607	197,678	191,698
Realized gain (loss) on investments	20,501	81,378	5,342	–	989,122	90,996	(138,651)	(53,885)
Change in unrealized gain (loss) on investments	65,808	(442,804)	25,995	–	(2,230,701)	(11,140,617)	128,189	(298,805)
Reinvested capital gains	–	–	–	–	–	2,253,484	–	69,578

Net increase (decrease) in contract owners’ equity resulting from operations	414,134	10,720	24,877	–	7,624,424	102,470	187,216	(91,414)

Equity transactions:
Purchase payments received from contract owners (note 3)	125,555	165,657	75,046	–	5,961,978	6,195,746	184,860	167,624
Transfers between funds	(115,058)	(274,063)	1,106,318	–	(28,388,474)	(11,831,462)	(126,418)	(558,114)
Redemptions (note 3)	(611,536)	(749,562)	(40,043)	–	(38,735,418)	(34,809,051)	(934,878)	(982,749)
Annuity benefits	(194)	(127)	–	–	(112,350)	(118,313)	(761)	(522)
Annual contract maintenance charges (note 2)	–	–	(6)	–	(2,913)	(2,907)	–	–
Contingent deferred sales charges (note 2)	(7,348)	(23,134)	(71)	–	(350,658)	(460,366)	(9,974)	(24,071)
Adjustments to maintain reserves	(922)	(436)	(38)	–	15,852	10,052	(2,748)	(560)

Net equity transactions	(609,503)	(881,665)	1,141,206	–	(61,611,983)	(41,016,301)	(889,919)	(1,398,392)

Net change in contract owners’ equity	(195,369)	(870,945)	1,166,083	–	(53,987,559)	(40,913,831)	(702,703)	(1,489,806)
Contract owners’ equity beginning of period	5,329,590	6,200,535	–	–	322,030,517	362,944,348	9,970,974	11,460,780

Contract owners’ equity end of period	$5,134,221	5,329,590	1,166,083	–	268,042,958	322,030,517	9,268,271	9,970,974

CHANGES IN UNITS:
Beginning units	429,576	501,358	–	–	24,642,363	27,791,514	906,385	1,034,363

Units purchased	48,007	46,931	179,085	–	1,951,744	2,365,425	103,654	40,189
Units redeemed	(96,179)	(118,713)	(65,965)	–	(6,670,256)	(5,514,576)	(183,865)	(168,167)

Ending units	381,404	429,576	113,120	–	19,923,851	24,642,363	826,174	906,385

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FidVIPEIS		FidVIPEIS2		FidVIPGrS		FidVIPGrS2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$15,403,316	3,504,344	185,854	(47,170)	(4,167,155)	(4,174,995)	(95,599)	(88,232)
Realized gain (loss) on investments	12,099,854	(189,480)	630,460	598,129	(14,229,939)	(61,306,506)	247,854	177,832
Change in unrealized gain (loss) on investments	13,001,591	564,372	(112,135)	(600,880)	42,655,600	86,046,779	119,400	101,006
Reinvested capital gains	95,223,574	31,014,763	1,982,765	584,560	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	135,728,335	34,893,999	2,686,944	534,639	24,258,506	20,565,278	271,655	190,606

Equity transactions:
Purchase payments received from contract owners (note 3)	14,731,729	15,383,040	378,934	204,295	9,371,171	11,471,845	110,551	92,240
Transfers between funds	(25,488,597)	(39,466,710)	(398,585)	(358,603)	(40,807,660)	(66,870,521)	(62,501)	(24,026)
Redemptions (note 3)	(126,111,549)	(96,606,476)	(840,200)	(1,431,465)	(76,806,888)	(64,249,579)	(463,136)	(426,046)
Annuity benefits	(213,877)	(206,155)	–	–	(92,795)	(130,362)	–	–
Annual contract maintenance charges (note 2)	(10,842)	(11,027)	–	–	(20,017)	(22,549)	–	–
Contingent deferred sales charges (note 2)	(873,633)	(1,095,914)	(10,758)	(29,526)	(566,079)	(945,800)	(7,474)	(8,346)
Adjustments to maintain reserves	76,635	62,825	(853)	(731)	36,778	10,202	(344)	(315)

Net equity transactions	(137,890,134)	(121,940,417)	(871,462)	(1,616,030)	(108,885,490)	(120,736,764)	(422,904)	(366,493)

Net change in contract owners’ equity	(2,161,799)	(87,046,418)	1,815,482	(1,081,391)	(84,626,984)	(100,171,486)	(151,249)	(175,887)
Contract owners’ equity beginning of period	808,027,255	895,073,673	15,660,964	16,742,355	514,171,880	614,343,366	5,916,818	6,092,705

Contract owners’ equity end of period	$805,865,456	808,027,255	17,476,446	15,660,964	429,544,896	514,171,880	5,765,569	5,916,818

CHANGES IN UNITS:
Beginning units	54,528,487	63,110,573	1,326,705	1,470,503	41,679,172	51,970,948	584,358	622,916

Units purchased	4,547,326	4,069,521	118,936	77,907	1,921,322	3,248,322	35,574	48,005
Units redeemed	(13,303,955)	(12,651,607)	(188,320)	(221,705)	(10,535,938)	(13,540,098)	(75,579)	(86,563)

Ending units	45,771,858	54,528,487	1,257,321	1,326,705	33,064,556	41,679,172	544,353	584,358

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FidVIPHIS		FidVIPOvS		FidVIPOvS2R		FidVIPOvSR
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$12,919,897	34,015,188	(187,786)	(329,686)	(108,577)	(107,981)	(390,779)	(552,421)
Realized gain (loss) on investments	(4,442,921)	(2,512,243)	5,459,327	2,500,566	719,691	485,264	12,483,983	2,733,609
Change in unrealized gain (loss) on investments	11,317,675	(28,013,132)	3,833,602	7,592,228	767,562	889,308	3,232,981	12,348,892
Reinvested capital gains	–	–	405,385	335,275	61,215	42,654	670,331	432,945

Net increase (decrease) in contract owners’ equity resulting from operations	19,794,651	3,489,813	9,510,528	10,098,383	1,439,891	1,309,245	15,996,516	14,963,025

Equity transactions:
Purchase payments received from contract owners (note 3)	3,552,051	4,482,770	157,099	172,656	168,329	176,174	3,911,467	3,173,338
Transfers between funds	(5,594,088)	(23,722,352)	(3,885,735)	(3,848,583)	(13,429)	305,071	71,041	5,479,057
Redemptions (note 3)	(39,899,699)	(33,075,098)	(10,757,311)	(7,030,761)	(550,346)	(806,527)	(14,258,567)	(7,191,153)
Annuity benefits	(58,997)	(54,918)	(21,311)	(21,184)	(235)	(136)	(34,366)	(31,327)
Annual contract maintenance charges (note 2)	(2,800)	(3,218)	(939)	(965)	–	–	(1,483)	(1,020)
Contingent deferred sales charges (note 2)	(240,826)	(315,609)	(59,816)	(69,108)	(9,646)	(22,329)	(117,709)	(82,650)
Adjustments to maintain reserves	24,295	8,230	10,700	21,626	(1,273)	(462)	17,655	4,340

Net equity transactions	(42,220,064)	(52,680,195)	(14,557,313)	(10,776,319)	(406,600)	(348,209)	(10,411,962)	1,350,585

Net change in contract owners’ equity	(22,425,413)	(49,190,382)	(5,046,785)	(677,936)	1,033,291	961,036	5,584,554	16,313,610
Contract owners’ equity beginning of period	229,048,725	278,239,107	65,676,892	66,354,828	9,471,729	8,510,693	100,947,945	84,634,335

Contract owners’ equity end of period	$206,623,312	229,048,725	60,630,107	65,676,892	10,505,020	9,471,729	106,532,499	100,947,945

CHANGES IN UNITS:
Beginning units	22,786,741	28,067,837	4,468,213	5,309,091	675,789	708,262	6,958,794	6,862,770

Units purchased	11,346,552	17,108,118	11,538	13,584	76,264	85,871	1,983,837	1,773,822
Units redeemed	(15,459,599)	(22,389,214)	(951,036)	(854,462)	(103,730)	(118,344)	(2,648,950)	(1,677,798)

Ending units	18,673,694	22,786,741	3,528,715	4,468,213	648,323	675,789	6,293,681	6,958,794

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FidVIPConS		FidVIPConS2		FidVIPIGBdS		FidVIPGrOpS
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(796,356)	(7,964,083)	(151,231)	(274,158)	1,301,026	763,122	(287,137)	(171,850)
Realized gain (loss) on investments	29,610,411	7,156,883	1,173,299	551,547	(984,322)	(521,044)	(4,212,822)	(6,257,899)
Change in unrealized gain (loss) on investments	(13,800,683)	119,554,943	(909,351)	1,986,759	1,379,282	(694,030)	6,640,028	11,918,727
Reinvested capital gains	70,334,936	145,369	1,524,461	2,899	122,570	771,945	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	85,348,308	118,893,112	1,637,178	2,267,047	1,818,556	319,993	2,140,069	5,488,978

Equity transactions:
Purchase payments received from contract owners (note 3)	25,741,947	19,671,618	537,227	379,712	3,344,169	2,168,417	1,928,004	1,243,474
Transfers between funds	5,826,534	78,980,586	63,494	979,363	15,400,668	21,259,581	(4,648,067)	(4,535,033)
Redemptions (note 3)	(140,024,654)	(93,506,536)	(1,236,628)	(991,803)	(7,434,620)	(5,241,235)	(15,900,600)	(13,038,776)
Annuity benefits	(303,254)	(211,800)	–	–	(48,909)	(34,865)	(18,719)	(23,435)
Annual contract maintenance charges (note 2)	(26,249)	(24,002)	–	–	(1,015)	(668)	(1,625)	(1,791)
Contingent deferred sales charges (note 2)	(969,211)	(1,101,987)	(19,227)	(17,917)	(67,393)	(31,983)	(68,929)	(126,978)
Adjustments to maintain reserves	127,256	134,983	(929)	(714)	(340)	(1,213)	3,628	8,168

Net equity transactions	(109,627,631)	3,942,862	(656,063)	348,641	11,192,560	18,118,034	(18,706,308)	(16,474,371)

Net change in contract owners’ equity	(24,279,323)	122,835,974	981,115	2,615,688	13,011,116	18,438,027	(16,566,239)	(10,985,393)
Contract owners’ equity beginning of period	893,010,808	770,174,834	17,887,257	15,271,569	49,502,380	31,064,353	77,214,395	88,199,788

Contract owners’ equity end of period	$868,731,485	893,010,808	18,868,372	17,887,257	62,513,496	49,502,380	60,648,156	77,214,395

CHANGES IN UNITS:
Beginning units	48,190,974	47,949,091	1,274,568	1,246,619	4,565,853	2,891,195	7,586,186	9,323,234

Units purchased	7,305,460	11,688,025	161,648	163,184	3,790,753	3,026,118	629,952	450,864
Units redeemed	(13,036,453)	(11,446,142)	(207,168)	(135,235)	(2,841,359)	(1,351,460)	(2,482,045)	(2,187,912)

Ending units	42,459,981	48,190,974	1,229,048	1,274,568	5,515,247	4,565,853	5,734,093	7,586,186

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FidVIPMCapS		FidVIPMCapS2		FidVIPVaIS		FidVIPVaIS2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(99,408)	–	(229,413)	(203,030)	(253,802)	(571,181)	(39,782)	(47,578)
Realized gain (loss) on investments	(35,841)	–	857,802	535,668	(805,882)	(327,641)	72,039	258,697
Change in unrealized gain (loss) on investments	1,336,931	–	(896,562)	1,164,979	(1,637,486)	(1,212,145)	(136,469)	(310,749)
Reinvested capital gains	–	–	1,638,948	180,371	8,072,471	1,750,405	457,279	88,094

Net increase (decrease) in contract owners’ equity resulting from operations	1,201,682	–	1,370,775	1,677,988	5,375,301	(360,562)	353,067	(11,536)

Equity transactions:
Purchase payments received from contract owners (note 3)	849,455	–	891,941	758,804	1,381,621	1,358,837	70,934	54,656
Transfers between funds	22,533,031	–	445,993	650,476	(7,867,413)	(11,555,979)	(16,219)	(188,588)
Redemptions (note 3)	(893,442)	–	(926,839)	(928,797)	(6,405,537)	(4,718,417)	(215,408)	(172,939)
Annuity benefits	–	–	(49,870)	(12,674)	(40,237)	(27,822)	–	–
Annual contract maintenance charges (note 2)	(85)	–	–	–	(1,055)	(749)	–	–
Contingent deferred sales charges (note 2)	(5,107)	–	(14,540)	(22,912)	(67,825)	(79,682)	(4,894)	(1,880)
Adjustments to maintain reserves	1,041	–	1,333	(977)	7,687	2,871	(217)	(248)

Net equity transactions	22,484,893	–	348,018	443,920	(12,992,759)	(15,020,941)	(165,804)	(308,999)

Net change in contract owners’ equity	23,686,575	–	1,718,793	2,121,908	(7,617,458)	(15,381,503)	187,263	(320,535)
Contract owners’ equity beginning of period	–	–	12,764,476	10,642,568	44,314,767	59,696,270	2,603,222	2,923,757

Contract owners’ equity end of period	$23,686,575	–	14,483,269	12,764,476	36,697,309	44,314,767	2,790,485	2,603,222

CHANGES IN UNITS:
Beginning units	–	–	734,732	741,487	3,312,290	4,540,152	200,980	226,885

Units purchased	2,714,676	–	106,190	99,096	1,269,904	1,518,087	17,645	28,413
Units redeemed	(494,775)	–	(114,539)	(105,851)	(2,200,290)	(2,745,949)	(29,405)	(54,318)

Ending units	2,219,901	–	726,383	734,732	2,381,904	3,312,290	189,220	200,980

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FidVIPEnergyS2		FidVIPFree10S		FidVIPFree10S2		FidVIPFree20S
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$9,048	36	31,507	–	273	18	21,804	–
Realized gain (loss) on investments	(324,363)	75	172	–	245	5	6,903	–
Change in unrealized gain (loss) on investments	(1,201,637)	898	64,967	–	1,894	144	91,575	–
Reinvested capital gains	1,452,792	1,612	11,260	–	156	–	19,191	–

Net increase (decrease) in contract owners’ equity resulting from operations	(64,160)	2,621	107,906	–	2,568	167	139,473	–

Equity transactions:
Purchase payments received from contract owners (note 3)	740,354	27,823	201,427	–	28,000	10,289	223,651	–
Transfers between funds	11,557,385	6,163	2,369,899	–	–	–	1,944,228	–
Redemptions (note 3)	(733,084)	(964)	(16,644)	–	(1,431)	–	(125,321)	–
Annuity benefits	(7,066)	(846)	–	–	(2,664)	(345)	–	–
Annual contract maintenance charges (note 2)	(49)	–	(4)	–	–	–	–	–
Contingent deferred sales charges (note 2)	(6,458)	–	–	–	–	–	(1,970)	–
Adjustments to maintain reserves	893	(5)	151	–	159	(4)	(7)	–

Net equity transactions	11,551,975	32,171	2,554,829	–	24,064	9,940	2,040,581	–

Net change in contract owners’ equity	11,487,815	34,792	2,662,735	–	26,632	10,107	2,180,054	–
Contract owners’ equity beginning of period	34,792	–	–	–	10,107	–	–	–

Contract owners’ equity end of period	$11,522,607	34,792	2,662,735	–	36,739	10,107	2,180,054	–

CHANGES IN UNITS:
Beginning units	2,596	–	–	–	944	–	–	–

Units purchased	1,685,712	2,727	239,862	–	2,511	975	221,050	–
Units redeemed	(595,417)	(131)	(1,681)	–	(284)	(31)	(17,977)	–

Ending units	1,092,891	2,596	238,181	–	3,171	944	203,073	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FidVIPFree20S2		FidVIPFree30S		FidVIPFree30S2		FICoreEq
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$21	20	10,338	–	(53)	20	(1,413)	5,308
Realized gain (loss) on investments	72	–	104	–	308	–	1,300	52,827
Change in unrealized gain (loss) on investments	1,892	(45)	27,087	–	7,368	(48)	(128,389)	(186,026)
Reinvested capital gains	306	–	9,449	–	1,621	–	141,045	45,618

Net increase (decrease) in contract owners’ equity resulting from operations	2,291	(25)	46,978	–	9,244	(28)	12,543	(82,273)

Equity transactions:
Purchase payments received from contract owners (note 3)	29,390	4,200	119,997	–	152,597	4,200	271	35,484
Transfers between funds	–	–	786,181	–	–	–	(1,414,115)	(254,036)
Redemptions (note 3)	–	–	(5,000)	–	(1,201)	–	(504,621)	(72,045)
Annuity benefits	(1,723)	–	–	–	(6,796)	–	–	–
Annual contract maintenance charges (note 2)	–	–	(1)	–	–	–	–	–
Contingent deferred sales charges (note 2)	–	–	(9)	–	–	–	(221)	(1,638)
Adjustments to maintain reserves	205	(1)	40	–	518	3	(39)	(538)

Net equity transactions	27,872	4,199	901,208	–	145,118	4,203	(1,918,725)	(292,773)

Net change in contract owners’ equity	30,163	4,174	948,186	–	154,362	4,175	(1,906,182)	(375,046)
Contract owners’ equity beginning of period	4,174	–	–	–	4,175	–	1,906,182	2,281,228

Contract owners’ equity end of period	$34,337	4,174	948,186	–	158,537	4,175	–	1,906,182

CHANGES IN UNITS:
Beginning units	379	–	–	–	372	–	199,531	229,886

Units purchased	2,610	379	86,721	–	13,078	372	282	6,525
Units redeemed	(137)	–	(729)	–	(620)	–	(199,813)	(36,880)

Ending units	2,852	379	85,992	–	12,830	372	–	199,531

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FHCapAp		FrVIPIncSec2		FrVIPRisDiv2		FrVIPSmCapV2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(1,050)	(7,489)	(64,149)	–	(5,248)	(2,656)	(60,718)	(1,783)
Realized gain (loss) on investments	37,284	15,163	3,308	–	21,704	7,011	386,792	5,295
Change in unrealized gain (loss) on investments	(237,567)	(58,767)	2,016,503	–	154,512	17,990	949,241	18,019
Reinvested capital gains	313,092	80,936	7,914	–	6,863	3,723	44,120	1,922

Net increase (decrease) in contract owners’ equity resulting from operations	111,759	29,843	1,963,576	–	177,831	26,068	1,319,435	23,453

Equity transactions:
Purchase payments received from contract owners (note 3)	–	15,704	2,053,170	–	322,881	502,224	317,796	144,346
Transfers between funds	(584,537)	(11,175)	34,352,694	–	69,656	25,128	13,092,836	47,141
Redemptions (note 3)	(793,051)	(39,155)	(1,218,614)	–	(38,098)	(56,778)	(1,193,387)	(3,462)
Annuity benefits	–	–	(6,254)	–	(92,944)	(41,672)	(35,313)	(27,513)
Annual contract maintenance charges (note 2)	–	–	(51)	–	2	–	(17)	–
Contingent deferred sales charges (note 2)	(160)	(1,120)	(3,185)	–	(666)	–	(14,288)	–
Adjustments to maintain reserves	23	(88)	1,127	–	1,991	1,018	2,521	1,130

Net equity transactions	(1,377,725)	(35,834)	35,178,887	–	262,822	429,920	12,170,148	161,642

Net change in contract owners’ equity	(1,265,966)	(5,991)	37,142,463	–	440,653	455,988	13,489,583	185,095
Contract owners’ equity beginning of period	1,265,966	1,271,957	–	–	935,884	479,896	418,165	233,070

Contract owners’ equity end of period	$–	1,265,966	37,142,463	–	1,376,537	935,884	13,907,748	418,165

CHANGES IN UNITS:
Beginning units	89,067	91,705	–	–	82,712	42,724	29,831	17,859

Units purchased	11	1,249	3,705,062	–	29,617	46,279	1,867,448	13,639
Units redeemed	(89,078)	(3,887)	(405,369)	–	(5,929)	(6,291)	(663,385)	(1,667)

Ending units	–	89,067	3,299,693	–	106,400	82,712	1,233,894	29,831

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FrVIPDevMrk3		FrVIPForSec2		FrVIPForSec3		FrVIPGlInc3
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(11,916)	(341)	14	(117)	(12,574)	(304)	5,940	(206)
Realized gain (loss) on investments	(54,790)	45	4,825	1,646	22,978	3,045	(17,733)	23
Change in unrealized gain (loss) on investments	691,114	9,429	13,451	6,520	516,067	14,990	529,690	308
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	624,408	9,133	18,290	8,049	526,471	17,731	517,897	125

Equity transactions:
Purchase payments received from contract owners (note 3)	143,504	133,576	–	–	378,939	183,247	385,380	76,047
Transfers between funds	5,481,090	7,988	–	–	5,152,453	181,043	11,345,706	–
Redemptions (note 3)	(240,282)	(498)	(677)	(629)	(135,646)	(16,458)	(419,513)	(1,422)
Annuity benefits	(19,391)	(2,069)	(13,725)	(12,245)	(29,736)	(7,520)	(8,867)	(3,274)
Annual contract maintenance charges (note 2)	(1)	–	–	–	(8)	–	(6)	–
Contingent deferred sales charges (note 2)	(4,599)	–	–	–	(1,039)	–	(3,061)	–
Adjustments to maintain reserves	730	19	562	410	1,312	384	698	(1)

Net equity transactions	5,361,051	139,016	(13,840)	(12,464)	5,366,275	340,696	11,300,337	71,350

Net change in contract owners’ equity	5,985,459	148,149	4,450	(4,415)	5,892,746	358,427	11,818,234	71,475
Contract owners’ equity beginning of period	148,149	–	99,962	104,377	399,267	40,840	71,475	–

Contract owners’ equity end of period	$6,133,608	148,149	104,412	99,962	6,292,013	399,267	11,889,709	71,475

CHANGES IN UNITS:
Beginning units	11,667	–	7,345	8,344	32,270	3,590	7,294	–

Units purchased	593,554	11,875	–	–	537,294	30,451	1,273,309	7,718
Units redeemed	(121,373)	(208)	(948)	(999)	(64,183)	(1,771)	(174,267)	(424)

Ending units	483,848	11,667	6,397	7,345	505,381	32,270	1,106,336	7,294

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITAstAll2		GVITBnd2		GVITGlobGr2		GVITGrowth2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$281,463	–	20,232	–	(50,005)	–	44,135	–
Realized gain (loss) on investments	1,569	–	1,855	–	12,674	–	(42,679)	–
Change in unrealized gain (loss) on investments	870,806	–	303,017	–	1,436,237	–	1,200,909	–
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,153,838	–	325,104	–	1,398,906	–	1,202,365	–

Equity transactions:
Purchase payments received from contract owners (note 3)	1,552,911	–	635,935	–	525,261	–	1,068,070	–
Transfers between funds	20,134,746	–	12,946,095	–	16,917,061	–	20,231,094	–
Redemptions (note 3)	(871,953)	–	(537,611)	–	(544,373)	–	(664,907)	–
Annuity benefits	(3,758)	–	(617)	–	(1,393)	–	(2,975)	–
Annual contract maintenance charges (note 2)	(39)	–	(6)	–	(30)	–	(32)	–
Contingent deferred sales charges (note 2)	(3,010)	–	(5,860)	–	(4,746)	–	(3,398)	–
Adjustments to maintain reserves	6,579	–	7,997	–	654	–	(110)	–

Net equity transactions	20,815,476	–	13,045,933	–	16,892,434	–	20,627,742	–

Net change in contract owners’ equity	21,969,314	–	13,371,037	–	18,291,340	–	21,830,107	–
Contract owners’ equity beginning of period	–	–	–	–	–	–	–	–

Contract owners’ equity end of period	$21,969,314	–	13,371,037	–	18,291,340	–	21,830,107	–

CHANGES IN UNITS:
Beginning units	–	–	–	–	–	–	–	–

Units purchased	2,176,136	–	1,442,263	–	1,849,586	–	2,379,981	–
Units redeemed	(113,374)	–	(178,845)	–	(171,243)	–	(282,116)	–

Ending units	2,062,762	–	1,263,418	–	1,678,343	–	2,097,865	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITIntVal2		GVITIntVal3		GVITIntVal6		GVITEmMrkts
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$28	(3)	573,963	119,092	5,321	(2,912)	(21,900)	(23,056)
Realized gain (loss) on investments	89	43	3,000,126	1,563,726	83,169	16,691	512,472	146,235
Change in unrealized gain (loss) on investments	472	240	5,471,388	2,067,613	132,008	63,239	834,749	590,534
Reinvested capital gains	307	147	4,327,033	1,959,994	117,651	31,980	52,364	370,280

Net increase (decrease) in contract owners’ equity resulting from operations	896	427	13,372,510	5,710,425	338,149	108,998	1,377,685	1,083,993

Equity transactions:
Purchase payments received from contract owners (note 3)	–	–	1,895,565	1,981,157	187,804	143,334	49,403	31,684
Transfers between funds	–	–	17,355,746	20,098,164	615,237	472,239	(412,045)	(136,582)
Redemptions (note 3)	–	–	(7,582,238)	(4,704,124)	(148,296)	(32,982)	(588,119)	(247,924)
Annuity benefits	(361)	(319)	(112)	–	(22,267)	(13,793)	(7,976)	(7,472)
Annual contract maintenance charges (note 2)	–	–	(1,067)	(492)	15	–	(256)	(247)
Contingent deferred sales charges (note 2)	–	–	(59,957)	(41,240)	(1,333)	(769)	(6,092)	(5,561)
Adjustments to maintain reserves	–	16	12,428	26,135	(1,120)	(441)	1,995	11,164

Net equity transactions	(361)	(303)	11,620,365	17,359,600	630,040	567,588	(963,090)	(354,938)

Net change in contract owners’ equity	535	124	24,992,875	23,070,025	968,189	676,586	414,595	729,055
Contract owners’ equity beginning of period	4,465	4,341	58,153,730	35,083,705	1,250,472	573,886	4,476,639	3,747,584

Contract owners’ equity end of period	$5,000	4,465	83,146,605	58,153,730	2,218,661	1,250,472	4,891,234	4,476,639

CHANGES IN UNITS:
Beginning units	313	336	3,202,480	2,138,241	67,378	28,799	260,253	284,119

Units purchased	–	–	1,957,589	2,372,926	73,692	45,860	10,359	10,018
Units redeemed	(23)	(23)	(1,386,946)	(1,308,687)	(30,543)	(7,281)	(60,295)	(33,884)

Ending units	290	313	3,773,123	3,202,480	110,527	67,378	210,317	260,253

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITEmMrkts3		GVITEmMrkts6		GVITFHiInc		GVITFHiInc3
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(532,698)	(398,310)	(12,486)	(4,277)	6,265,702	9,471,598	2,876,032	1,503,640
Realized gain (loss) on investments	12,605,318	3,064,979	63,861	16,186	(884,821)	4,571,114	(144,902)	199,298
Change in unrealized gain (loss) on investments	15,693,153	7,580,626	203,944	40,584	3,854,809	(13,596,882)	1,689,520	(666,424)
Reinvested capital gains	1,161,183	7,521,660	12,226	46,336	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	28,926,956	17,768,955	267,545	98,829	9,235,690	445,830	4,420,650	1,036,514

Equity transactions:
Purchase payments received from contract owners (note 3)	3,268,178	2,087,093	113,938	22,314	219,079	2,287,065	2,520,584	1,838,961
Transfers between funds	955,967	35,798,884	538,433	331,313	(18,199,879)	(72,569,957)	16,001,942	39,385,625
Redemptions (note 3)	(14,113,819)	(5,799,640)	(125,025)	(9,327)	(17,967,923)	(24,180,431)	(4,978,385)	(2,294,073)
Annuity benefits	(16,872)	(5,890)	–	–	(42,733)	(47,278)	(11,411)	(2,108)
Annual contract maintenance charges (note 2)	(1,992)	(987)	–	–	(1,067)	(1,474)	(345)	(65)
Contingent deferred sales charges (note 2)	(123,670)	(65,567)	(2,435)	(69)	(102,509)	(344,082)	(43,300)	(21,822)
Adjustments to maintain reserves	38,607	9,656	(137)	(36)	5,218	(304)	2,857	582

Net equity transactions	(9,993,601)	32,023,549	524,774	344,195	(36,089,814)	(94,856,461)	13,491,942	38,907,100

Net change in contract owners’ equity	18,933,355	49,792,504	792,319	443,024	(26,854,124)	(94,410,631)	17,912,592	39,943,614
Contract owners’ equity beginning of period	95,278,801	45,486,297	598,733	155,709	122,551,123	216,961,754	39,943,614	–

Contract owners’ equity end of period	$114,212,156	95,278,801	1,391,052	598,733	95,696,999	122,551,123	57,856,206	39,943,614

CHANGES IN UNITS:
Beginning units	4,965,345	3,106,247	39,305	13,294	8,998,545	16,155,881	3,808,514	–

Units purchased	2,909,379	3,658,064	48,032	32,797	23,004	1,979,048	3,621,782	5,680,419
Units redeemed	(3,468,178)	(1,798,966)	(19,199)	(6,786)	(2,599,467)	(9,136,384)	(2,385,994)	(1,871,905)

Ending units	4,406,546	4,965,345	68,138	39,305	6,422,082	8,998,545	5,044,302	3,808,514

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITIntIdx8		GVITGlFin		GVITGlFin3		GVITGlHlth
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$5,110	–	221	264	82,705	66,469	(1,261)	(1,312)
Realized gain (loss) on investments	10,218	–	1,703	652	976,858	96,730	54	815
Change in unrealized gain (loss) on investments	108,512	–	446	(1,228)	(209,404)	(402,074)	2,566	(3,915)
Reinvested capital gains	–	–	3,740	3,613	1,505,785	1,024,182	–	11,570

Net increase (decrease) in contract owners’ equity resulting from operations	123,840	–	6,110	3,301	2,355,944	785,307	1,359	7,158

Equity transactions:
Purchase payments received from contract owners (note 3)	54,675	–	–	–	515,572	171,815	–	–
Transfers between funds	1,275,851	–	–	–	(73,448)	2,713,627	(797)	–
Redemptions (note 3)	(152,502)	–	(1,313)	(1,092)	(1,799,843)	(741,873)	(3,080)	(3,133)
Annuity benefits	(3,591)	–	(10,236)	(8,942)	–	–	(4,342)	(4,572)
Annual contract maintenance charges (note 2)	(16)	–	–	–	(118)	(91)	–	–
Contingent deferred sales charges (note 2)	(4,732)	–	–	–	(18,814)	(8,560)	–	–
Adjustments to maintain reserves	28	–	101	94	3,287	670	126	428

Net equity transactions	1,169,713	–	(11,448)	(9,940)	(1,373,364)	2,135,588	(8,093)	(7,277)

Net change in contract owners’ equity	1,293,553	–	(5,338)	(6,639)	982,580	2,920,895	(6,734)	(119)
Contract owners’ equity beginning of period	–	–	37,710	44,349	11,984,534	9,063,639	104,566	104,685

Contract owners’ equity end of period	$1,293,553	–	32,372	37,710	12,967,114	11,984,534	97,832	104,566

CHANGES IN UNITS:
Beginning units	–	–	2,396	3,093	740,148	614,645	8,212	8,804

Units purchased	138,008	–	–	–	652,190	468,114	–	–
Units redeemed	(22,651)	–	(665)	(697)	(717,563)	(342,611)	(637)	(592)

Ending units	115,357	–	1,731	2,396	674,775	740,148	7,575	8,212

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITGlHlth3		GVITGlTech		GVITGlTech3		GVITGlUtl
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(368,337)	(413,794)	(26,473)	(31,503)	(124,220)	(131,093)	847	520
Realized gain (loss) on investments	(195,716)	607,783	(17,065)	(132,667)	8,561	(482,381)	2,082	4,215
Change in unrealized gain (loss) on investments	860,717	(1,642,057)	237,683	52,012	1,194,051	(103,878)	14,120	(9,702)
Reinvested capital gains	–	3,657,705	–	–	–	–	4,227	8,991

Net increase (decrease) in contract owners’ equity resulting from operations	296,664	2,209,637	194,145	(112,158)	1,078,392	(717,352)	21,276	4,024

Equity transactions:
Purchase payments received from contract owners (note 3)	946,107	945,777	24,472	19,662	330,366	446,125	–	–
Transfers between funds	(4,162,397)	3,281,255	(395,267)	(359,958)	2,013,959	(3,411,687)	–	(13,603)
Redemptions (note 3)	(4,015,324)	(3,156,162)	(331,457)	(271,901)	(1,195,447)	(1,029,124)	(6,475)	(5,326)
Annuity benefits	(2,719)	(661)	(1,259)	(1,458)	(202)	(217)	(1,185)	(1,800)
Annual contract maintenance charges (note 2)	(500)	(367)	(182)	(223)	(352)	(307)	–	–
Contingent deferred sales charges (note 2)	(41,653)	(46,237)	(4,219)	(5,521)	(15,892)	(19,101)	–	–
Adjustments to maintain reserves	536	2,378	154	15	469	(3,742)	328	465

Net equity transactions	(7,275,950)	1,025,983	(707,758)	(619,384)	1,132,901	(4,018,053)	(7,332)	(20,264)

Net change in contract owners’ equity	(6,979,286)	3,235,620	(513,613)	(731,542)	2,211,293	(4,735,405)	13,944	(16,240)
Contract owners’ equity beginning of period	32,766,480	29,530,860	2,507,026	3,238,568	10,139,668	14,875,073	60,835	77,075

Contract owners’ equity end of period	$25,787,194	32,766,480	1,993,413	2,507,026	12,350,961	10,139,668	74,779	60,835

CHANGES IN UNITS:
Beginning units	2,518,573	2,433,103	788,346	997,831	916,675	1,321,233	4,277	5,693

Units purchased	692,790	1,448,665	6,067	7,795	798,536	403,581	–	–
Units redeemed	(1,257,017)	(1,363,195)	(221,533)	(217,280)	(698,611)	(808,139)	(407)	(1,416)

Ending units	1,954,346	2,518,573	572,880	788,346	1,016,600	916,675	3,870	4,277

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITGlUtl3		GVITGvtBd		GVITGvtBd2		GVITGrowth
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$420,614	213,186	14,884,807	15,148,679	298,170	264,129	(707,507)	(807,533)
Realized gain (loss) on investments	698,996	1,539,770	(7,179,392)	(1,787,914)	(203,158)	(139,176)	2,338,198	1,467,806
Change in unrealized gain (loss) on investments	5,750,416	(3,808,585)	(1,647,580)	(2,066,694)	(54,664)	42,161	1,433,040	3,448,825
Reinvested capital gains	2,056,144	3,230,307	4,089,356	1,102,797	116,491	30,292	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	8,926,170	1,174,678	10,147,191	12,396,868	156,839	197,406	3,063,731	4,109,098

Equity transactions:
Purchase payments received from contract owners (note 3)	414,552	734,445	9,863,337	11,038,692	67,060	344,562	1,596,628	2,029,520
Transfers between funds	9,984,626	3,658,227	(13,946,978)	(13,847,680)	(330,450)	(107,854)	(5,026,723)	(5,126,252)
Redemptions (note 3)	(3,863,873)	(2,682,154)	(96,449,345)	(82,361,264)	(1,182,424)	(2,243,986)	(14,615,663)	(11,976,586)
Annuity benefits	–	–	(286,401)	(228,572)	(753)	(18,385)	(20,253)	(24,680)
Annual contract maintenance charges (note 2)	(126)	(100)	(7,514)	(8,954)	–	–	(6,045)	(6,983)
Contingent deferred sales charges (note 2)	(30,785)	(24,270)	(775,276)	(1,100,408)	(17,528)	(38,497)	(64,636)	(142,591)
Adjustments to maintain reserves	7,814	7,017	25,114	28,563	(5,230)	(891)	1,065	3,957

Net equity transactions	6,512,208	1,693,165	(101,577,063)	(86,479,623)	(1,469,325)	(2,065,051)	(18,135,627)	(15,243,615)

Net change in contract owners’ equity	15,438,378	2,867,843	(91,429,872)	(74,082,755)	(1,312,486)	(1,867,645)	(15,071,896)	(11,134,517)
Contract owners’ equity beginning of period	22,577,766	19,709,923	578,074,519	652,157,274	15,768,959	17,636,604	77,534,778	88,669,295

Contract owners’ equity end of period	$38,016,144	22,577,766	486,644,647	578,074,519	14,456,473	15,768,959	62,462,882	77,534,778

CHANGES IN UNITS:
Beginning units	1,719,422	1,576,428	42,401,094	48,795,618	1,433,490	1,628,935	10,681,078	12,847,793

Units purchased	1,285,064	1,312,585	5,166,947	6,637,077	98,204	80,998	579,285	1,097,251
Units redeemed	(875,938)	(1,169,591)	(12,581,604)	(13,031,601)	(225,904)	(276,443)	(3,034,869)	(3,263,966)

Ending units	2,128,548	1,719,422	34,986,437	42,401,094	1,305,790	1,433,490	8,225,494	10,681,078

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITIntGro		GVITIntGro3		GVITIDAgg2		GVITIDCon2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(1,021)	(2,644)	(53,522)	(24,416)	586,335	395,899	1,912,170	1,598,223
Realized gain (loss) on investments	170,797	58,282	3,821,189	911,771	2,269,706	2,469,039	1,796,995	1,227,706
Change in unrealized gain (loss) on investments	218,990	248,739	5,268,623	3,066,029	7,774,707	346,332	169,994	(3,087,471)
Reinvested capital gains	3,378	2,954	84,223	54,445	1,199,291	1,433,370	1,116,852	2,362,226

Net increase (decrease) in contract owners’ equity resulting from operations	392,144	307,331	9,120,513	4,007,829	11,830,039	4,644,640	4,996,011	2,100,684

Equity transactions:
Purchase payments received from contract owners (note 3)	15,942	5,106	1,497,952	604,645	5,183,365	4,002,520	2,473,516	3,758,724
Transfers between funds	(44,591)	(40,124)	16,447,868	13,227,118	5,479,350	5,462,880	4,851,772	5,656,161
Redemptions (note 3)	(157,407)	(130,197)	(4,680,190)	(1,182,432)	(7,009,511)	(4,400,569)	(16,282,062)	(13,087,490)
Annuity benefits	(3,112)	(2,372)	–	–	(79,020)	(68,987)	(98,498)	(165,870)
Annual contract maintenance charges (note 2)	(75)	(72)	(394)	(143)	(7,368)	(4,859)	(1,802)	(1,583)
Contingent deferred sales charges (note 2)	(2,663)	(1,939)	(50,495)	(22,820)	(115,245)	(88,561)	(175,727)	(188,336)
Adjustments to maintain reserves	483	184	13,433	4,153	10,390	6,843	5,141	5,988

Net equity transactions	(191,423)	(169,414)	13,228,174	12,630,521	3,461,961	4,909,267	(9,227,660)	(4,022,406)

Net change in contract owners’ equity	200,721	137,917	22,348,687	16,638,350	15,292,000	9,553,907	(4,231,649)	(1,921,722)
Contract owners’ equity beginning of period	1,300,550	1,162,633	24,441,820	7,803,470	76,652,365	67,098,458	108,319,945	110,241,667

Contract owners’ equity end of period	$1,501,271	1,300,550	46,790,507	24,441,820	91,944,365	76,652,365	104,088,296	108,319,945

CHANGES IN UNITS:
Beginning units	138,198	158,756	1,621,932	665,501	5,839,704	5,429,388	9,613,350	10,005,688

Units purchased	16,605	6,055	2,073,825	1,340,732	1,631,270	2,188,672	4,255,398	2,761,045
Units redeemed	(33,609)	(26,613)	(1,333,731)	(384,301)	(1,408,816)	(1,778,356)	(5,052,516)	(3,153,383)

Ending units	121,194	138,198	2,362,026	1,621,932	6,062,158	5,839,704	8,816,232	9,613,350

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITIDMod2		GVITIDModAg2		GVITIDModCon2		GVITJPBal
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$5,129,172	4,255,028	2,296,878	1,803,715	2,496,408	2,309,549	1,431,578	1,171,254
Realized gain (loss) on investments	12,094,944	4,655,048	9,788,600	7,178,510	8,361,244	4,688,914	228,047	(923,120)
Change in unrealized gain (loss) on investments	23,492,845	1,139,778	17,871,013	(235,106)	(1,177,891)	(4,379,564)	11,927,208	1,586,345
Reinvested capital gains	4,284,820	7,483,502	3,386,151	5,069,317	2,387,079	3,285,996	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	45,001,781	17,533,356	33,342,642	13,816,436	12,066,840	5,904,895	13,586,833	1,834,479

Equity transactions:
Purchase payments received from contract owners (note 3)	24,071,094	22,779,593	15,773,831	14,202,568	7,155,150	7,730,933	3,066,012	3,256,500
Transfers between funds	22,750,985	36,382,392	9,029,847	31,508,114	(911,886)	9,761,600	(5,680,673)	(3,188,378)
Redemptions (note 3)	(55,081,131)	(38,214,943)	(28,186,292)	(21,347,069)	(25,359,570)	(20,237,708)	(25,190,775)	(18,774,334)
Annuity benefits	(592,572)	(521,693)	(320,643)	(182,109)	(184,348)	(152,751)	(43,682)	(31,120)
Annual contract maintenance charges (note 2)	(13,505)	(10,169)	(16,227)	(11,517)	(4,295)	(3,117)	(1,988)	(1,785)
Contingent deferred sales charges (note 2)	(742,287)	(598,945)	(362,313)	(338,002)	(302,259)	(318,810)	(150,460)	(204,932)
Adjustments to maintain reserves	52,080	56,763	40,533	31,877	21,511	14,809	8,247	4,570

Net equity transactions	(9,555,336)	19,872,998	(4,041,264)	23,863,862	(19,585,697)	(3,205,044)	(27,993,319)	(18,939,479)

Net change in contract owners’ equity	35,446,445	37,406,354	29,301,378	37,680,298	(7,518,857)	2,699,851	(14,406,486)	(17,105,000)
Contract owners’ equity beginning of period	456,984,736	419,578,382	257,661,100	219,980,802	183,341,725	180,641,874	141,562,595	158,667,595

Contract owners’ equity end of period	$492,431,181	456,984,736	286,962,478	257,661,100	175,822,868	183,341,725	127,156,109	141,562,595

CHANGES IN UNITS:
Beginning units	37,043,015	35,448,745	20,208,078	18,307,486	15,406,649	15,686,074	12,798,198	14,529,688

Units purchased	7,351,516	8,286,432	3,810,710	6,348,837	4,314,861	4,053,452	755,019	1,130,976
Units redeemed	(8,254,409)	(6,692,162)	(4,310,766)	(4,448,245)	(5,936,158)	(4,332,877)	(3,189,626)	(2,862,466)

Ending units	36,140,122	37,043,015	19,708,022	20,208,078	13,785,352	15,406,649	10,363,591	12,798,198

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITMdCpGr		GVITMidCap		GVITMyMkt		GVITNWFund
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(1,092,405)	(1,118,809)	(355,121)	(635,787)	18,343,487	8,078,183	(162,150)	(798,842)
Realized gain (loss) on investments	9,338,403	6,892,104	17,125,767	9,598,763	–	–	4,104,977	(50,408,674)
Change in unrealized gain (loss) on investments	(1,322,709)	1,310,055	3,869,428	3,581,679	–	–	36,768,561	74,663,114
Reinvested capital gains	–	–	4,296,884	18,371,518	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	6,923,289	7,083,350	24,936,958	30,916,173	18,343,487	8,078,183	40,711,388	23,455,598

Equity transactions:
Purchase payments received from contract owners (note 3)	2,135,040	2,293,646	7,954,095	7,455,141	55,182,388	49,201,578	6,609,502	5,838,384
Transfers between funds	(8,395,544)	(3,105,796)	(16,999,823)	671,491	200,147,280	100,586,004	(18,857,429)	(21,540,016)
Redemptions (note 3)	(12,572,303)	(9,733,669)	(42,202,385)	(30,549,425)	(243,607,481)	(172,023,515)	(68,450,428)	(54,499,787)
Annuity benefits	(25,783)	(13,462)	(110,758)	(87,106)	(520,323)	(468,962)	(154,951)	(126,440)
Annual contract maintenance charges (note 2)	(3,644)	(3,729)	(5,532)	(5,078)	(6,371)	(7,048)	(16,142)	(17,748)
Contingent deferred sales charges (note 2)	(138,521)	(157,401)	(402,600)	(423,622)	(2,480,167)	(2,180,857)	(338,868)	(617,048)
Adjustments to maintain reserves	13,011	21,052	48,328	35,916	(330,672)	(28,876)	37,047	23,314

Net equity transactions	(18,987,744)	(10,699,359)	(51,718,675)	(22,902,683)	8,384,654	(24,921,676)	(81,171,269)	(70,939,341)

Net change in contract owners’ equity	(12,064,455)	(3,616,009)	(26,781,717)	8,013,490	26,728,141	(16,843,493)	(40,459,881)	(47,483,743)
Contract owners’ equity beginning of period	93,418,678	97,034,687	317,927,893	309,914,403	519,290,636	536,134,129	381,653,852	429,137,595

Contract owners’ equity end of period	$81,354,223	93,418,678	291,146,176	317,927,893	546,018,777	519,290,636	341,193,971	381,653,852

CHANGES IN UNITS:
Beginning units	6,941,684	7,830,003	14,674,682	15,860,940	45,063,953	47,255,568	29,996,004	35,853,013

Units purchased	1,406,289	1,667,093	2,237,020	3,052,416	64,145,660	62,955,670	997,896	803,595
Units redeemed	(2,793,940)	(2,555,412)	(4,599,375)	(4,238,674)	(63,317,705)	(65,147,285)	(7,169,732)	(6,660,604)

Ending units	5,554,033	6,941,684	12,312,327	14,674,682	45,891,908	45,063,953	23,824,168	29,996,004

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITNWFund2		GVITNWLead		GVITNWLead3		GVITSmCapGr
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(24,369)	(30,075)	(16)	(2)	(82,168)	5,283	(1,067,790)	(1,147,643)
Realized gain (loss) on investments	107,028	113,027	52	54	219,098	1,265,146	5,098,643	6,576,603
Change in unrealized gain (loss) on investments	153,860	23,125	195	(280)	580,311	(2,080,340)	(2,526,008)	(181,122)
Reinvested capital gains	–	–	296	547	1,584,435	1,990,445	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	236,519	106,077	527	319	2,301,676	1,180,534	1,504,845	5,247,838

Equity transactions:
Purchase payments received from contract owners (note 3)	3,090	16,452	–	–	467,542	596,151	1,753,935	2,199,393
Transfers between funds	(79,667)	(171,447)	–	–	7,071,469	7,102,473	(5,122,612)	(5,932,574)
Redemptions (note 3)	(87,479)	(199,302)	–	–	(2,319,547)	(1,655,845)	(9,914,657)	(8,766,370)
Annuity benefits	–	–	(369)	(339)	–	–	(111,676)	(13,672)
Annual contract maintenance charges (note 2)	–	–	–	–	(190)	(137)	(1,937)	(1,944)
Contingent deferred sales charges (note 2)	(619)	(3,099)	–	–	(19,811)	(16,544)	(121,066)	(149,061)
Adjustments to maintain reserves	(193)	(170)	46	27	2,528	2,580	9,389	13,041

Net equity transactions	(164,868)	(357,566)	(323)	(312)	5,201,991	6,028,678	(13,508,624)	(12,651,187)

Net change in contract owners’ equity	71,651	(251,489)	204	7	7,503,667	7,209,212	(12,003,779)	(7,403,349)
Contract owners’ equity beginning of period	2,210,461	2,461,950	3,793	3,786	14,087,780	6,878,568	92,917,906	100,321,255

Contract owners’ equity end of period	$2,282,112	2,210,461	3,997	3,793	21,591,447	14,087,780	80,914,127	92,917,906

CHANGES IN UNITS:
Beginning units	195,744	228,367	286	311	974,521	517,620	5,993,892	6,907,587

Units purchased	9,937	5,757	–	–	774,612	887,467	1,568,605	3,424,076
Units redeemed	(23,688)	(38,380)	(23)	(25)	(443,589)	(430,566)	(2,442,469)	(4,337,771)

Ending units	181,993	195,744	263	286	1,305,544	974,521	5,120,028	5,993,892

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITSmCapGr2		GVITSmCapVal		GVITSmCapVal2		GVITSmComp
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(28,145)	(35,375)	(2,998,861)	(4,811,958)	(54,295)	(61,135)	(3,736,508)	(4,037,758)
Realized gain (loss) on investments	376,949	126,646	46,262,192	31,855,620	333,537	245,101	26,492,778	12,721,833
Change in unrealized gain (loss) on investments	(300,576)	13,371	(15,282,920)	(67,866,216)	(70,190)	(552,033)	4,581,599	(14,486,382)
Reinvested capital gains	–	–	27,764,788	46,305,524	268,583	393,549	6,624,822	41,596,121

Net increase (decrease) in contract owners’ equity resulting from operations	48,228	104,642	55,745,199	5,482,970	477,635	25,482	33,962,691	35,793,814

Equity transactions:
Purchase payments received from contract owners (note 3)	35,249	25,237	7,054,419	8,793,697	66,115	63,864	7,604,881	7,188,490
Transfers between funds	(540,501)	(115,129)	(42,557,186)	(44,012,820)	(67,403)	12,016	(19,986,091)	(3,987,407)
Redemptions (note 3)	(174,102)	(160,399)	(54,197,597)	(46,316,607)	(316,317)	(346,043)	(47,777,545)	(35,937,652)
Annuity benefits	(47)	(31)	(87,430)	(95,561)	(119)	(74)	(86,966)	(71,339)
Annual contract maintenance charges (note 2)	–	–	(8,367)	(8,419)	–	–	(6,387)	(5,962)
Contingent deferred sales charges (note 2)	(3,232)	(6,413)	(472,656)	(626,144)	(5,125)	(11,215)	(350,749)	(409,430)
Adjustments to maintain reserves	(226)	(169)	54,591	49,333	(516)	(181)	27,578	66,609

Net equity transactions	(682,859)	(256,904)	(90,214,226)	(82,216,521)	(323,365)	(281,633)	(60,575,279)	(33,156,691)

Net change in contract owners’ equity	(634,631)	(152,262)	(34,469,027)	(76,733,551)	154,270	(256,151)	(26,612,588)	2,637,123
Contract owners’ equity beginning of period	2,008,276	2,160,538	395,068,174	471,801,725	3,360,499	3,616,650	352,006,393	349,369,270

Contract owners’ equity end of period	$1,373,645	2,008,276	360,599,147	395,068,174	3,514,769	3,360,499	325,393,805	352,006,393

CHANGES IN UNITS:
Beginning units	180,755	205,976	15,479,024	18,902,563	265,601	288,728	15,568,695	17,198,697

Units purchased	18,385	7,451	2,027,865	2,141,686	32,656	30,981	1,933,277	2,071,049
Units redeemed	(76,503)	(32,672)	(5,410,851)	(5,565,225)	(56,479)	(54,108)	(4,573,072)	(3,701,051)

Ending units	122,637	180,755	12,096,038	15,479,024	241,778	265,601	12,928,900	15,568,695

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITSmComp2		GVITUSGro		GVITUSGro3		GVITVKVal
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(93,539)	(87,852)	(5,054)	(3,354)	(263,471)	(301,180)	414,842	344,871
Realized gain (loss) on investments	244,364	217,671	3,529	1,070	(623,692)	741,018	7,607,418	8,949,619
Change in unrealized gain (loss) on investments	237,282	(280,666)	(17,661)	(19,001)	(272,044)	(2,355,468)	118,812	(9,054,017)
Reinvested capital gains	100,845	597,145	7,988	48,816	443,038	4,361,751	4,061,342	2,244,050

Net increase (decrease) in contract owners’ equity resulting from operations	488,952	446,298	(11,198)	27,531	(716,169)	2,446,121	12,202,414	2,484,523

Equity transactions:
Purchase payments received from contract owners (note 3)	103,150	49,430	156,478	36,819	554,081	917,921	2,866,074	3,219,463
Transfers between funds	(8,027)	(119,408)	9,214	27,992	(1,656,283)	3,015,688	959,362	(2,929,021)
Redemptions (note 3)	(295,277)	(201,397)	(17,451)	(8,605)	(3,340,177)	(2,997,084)	(13,171,426)	(12,008,148)
Annuity benefits	–	–	(23,626)	(8,784)	–	–	(63,858)	(43,525)
Annual contract maintenance charges (note 2)	–	–	–	–	(340)	(264)	(1,774)	(1,617)
Contingent deferred sales charges (note 2)	(4,243)	(3,718)	–	–	(34,545)	(49,341)	(108,182)	(142,753)
Adjustments to maintain reserves	(363)	(234)	1,133	(1,122)	1,007	2,479	8,770	9,946

Net equity transactions	(204,760)	(275,327)	125,748	46,300	(4,476,257)	889,399	(9,511,034)	(11,895,655)

Net change in contract owners’ equity	284,192	170,971	114,550	73,831	(5,192,426)	3,335,520	2,691,380	(9,411,132)
Contract owners’ equity beginning of period	5,027,436	4,856,465	316,390	242,559	27,583,203	24,247,683	89,117,565	98,528,697

Contract owners’ equity end of period	$5,311,628	5,027,436	430,940	316,390	22,390,777	27,583,203	91,808,945	89,117,565

CHANGES IN UNITS:
Beginning units	364,034	386,685	21,415	17,830	1,991,805	1,936,359	7,349,707	8,373,849

Units purchased	37,126	28,811	11,188	4,343	764,045	847,366	1,951,256	2,635,989
Units redeemed	(50,588)	(51,462)	(1,854)	(758)	(1,112,893)	(791,920)	(2,686,479)	(3,660,131)

Ending units	350,572	364,034	30,749	21,415	1,642,957	1,991,805	6,614,484	7,349,707

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITMltSec		GVITWLead		GVITWLead3		JanBal
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$4,442,646	4,716,919	(60,631)	(33,858)	(50,550)	(34,299)	327	664
Realized gain (loss) on investments	2,036,608	1,668,490	3,419,760	1,739,352	1,931,292	334,680	4,370	572
Change in unrealized gain (loss) on investments	(1,380,336)	(5,724,560)	1,302,154	1,893,743	1,443,477	1,287,518	101	3,768
Reinvested capital gains	359,552	937,364	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	5,458,470	1,598,213	4,661,283	3,599,237	3,324,219	1,587,899	4,798	5,004

Equity transactions:
Purchase payments received from contract owners (note 3)	2,996,581	3,358,554	59,390	63,910	443,388	650,596	–	–
Transfers between funds	(1,423,531)	12,237,080	(1,583,663)	(955,229)	1,724,828	4,706,545	(34,519)	–
Redemptions (note 3)	(26,514,466)	(22,351,293)	(4,685,965)	(3,018,322)	(2,060,951)	(1,028,498)	(2,045)	(1,946)
Annuity benefits	(59,251)	(71,626)	(2,294)	(1,933)	(3,708)	(3,465)	(1,059)	(6,206)
Annual contract maintenance charges (note 2)	(1,108)	(1,113)	(438)	(458)	(182)	(103)	–	–
Contingent deferred sales charges (note 2)	(166,537)	(240,067)	(22,423)	(19,577)	(12,262)	(6,687)	–	–
Adjustments to maintain reserves	7,894	16,095	4,793	7,237	3,384	3,536	71	58

Net equity transactions	(25,160,418)	(7,052,370)	(6,230,600)	(3,924,372)	94,497	4,321,924	(37,552)	(8,094)

Net change in contract owners’ equity	(19,701,948)	(5,454,157)	(1,569,317)	(325,135)	3,418,716	5,909,823	(32,754)	(3,090)
Contract owners’ equity beginning of period	172,779,557	178,233,714	22,513,395	22,838,530	12,884,406	6,974,583	83,685	86,775

Contract owners’ equity end of period	$153,077,609	172,779,557	20,944,078	22,513,395	16,303,122	12,884,406	50,931	83,685

CHANGES IN UNITS:
Beginning units	12,458,176	12,983,235	1,665,870	1,993,649	703,872	448,762	7,136	7,867

Units purchased	2,208,027	2,690,902	3,994	4,311	419,176	411,110	–	–
Units redeemed	(3,996,410)	(3,215,961)	(425,353)	(332,090)	(406,606)	(156,000)	(3,153)	(731)

Ending units	10,669,793	12,458,176	1,244,511	1,665,870	716,442	703,872	3,983	7,136

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	JanForty		JanGlTechS2		JanGlTech		JanRMgCore
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(2,406,988)	(2,938,610)	(255,508)	(238,255)	(525,508)	(563,327)	(44,701)	17,986
Realized gain (loss) on investments	12,994,935	8,729,229	2,142,922	1,473,983	(235,778)	(1,503,078)	(285,906)	209,290
Change in unrealized gain (loss) on investments	4,701,676	19,042,312	(592,503)	490,507	3,323,898	6,162,835	359,109	(575,573)
Reinvested capital gains	–	–	–	–	–	–	271,037	838,405

Net increase (decrease) in contract owners’ equity resulting from operations	15,289,623	24,832,931	1,294,911	1,726,235	2,562,612	4,096,430	299,539	490,108

Equity transactions:
Purchase payments received from contract owners (note 3)	4,104,565	4,361,254	1,455,258	1,515,743	189,563	198,776	93,016	81,843
Transfers between funds	(19,845,986)	(7,787,882)	(835,564)	(1,583,584)	(3,405,665)	(5,057,231)	(1,106,546)	197,903
Redemptions (note 3)	(26,989,749)	(25,699,960)	(2,669,566)	(2,127,928)	(4,938,822)	(4,631,348)	(674,533)	(957,755)
Annuity benefits	(24,512)	(28,564)	(43)	–	(2,063)	(4,489)	–	–
Annual contract maintenance charges (note 2)	(4,554)	(5,321)	(571)	(675)	(1,954)	(2,320)	–	–
Contingent deferred sales charges (note 2)	(326,390)	(448,248)	(36,086)	(35,856)	(76,614)	(103,645)	(4,441)	(1,483)
Adjustments to maintain reserves	28,792	58,840	2,973	(339)	9,834	4,850	301	643

Net equity transactions	(43,057,834)	(29,549,881)	(2,083,599)	(2,232,639)	(8,225,721)	(9,595,407)	(1,692,203)	(678,849)

Net change in contract owners’ equity	(27,768,211)	(4,716,950)	(788,688)	(506,404)	(5,663,109)	(5,498,977)	(1,392,664)	(188,741)
Contract owners’ equity beginning of period	236,055,086	240,772,036	20,407,786	20,914,190	45,963,738	51,462,715	4,849,120	5,037,861

Contract owners’ equity end of period	$208,286,875	236,055,086	19,619,098	20,407,786	40,300,629	45,963,738	3,456,456	4,849,120

CHANGES IN UNITS:
Beginning units	25,585,852	29,018,242	1,809,622	2,038,707	12,377,329	15,268,291	312,325	355,509

Units purchased	1,601,983	2,804,955	515,246	505,869	21,846	34,700	222,772	227,060
Units redeemed	(6,230,204)	(6,237,345)	(692,641)	(734,954)	(2,211,534)	(2,925,662)	(331,068)	(270,244)

Ending units	20,957,631	25,585,852	1,632,227	1,809,622	10,187,641	12,377,329	204,029	312,325

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	JanIntGroS2		JanIntGro		JPMSTMidCap		MFSInvGrStS
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$1,129,498	(47,908)	919,714	(219,318)	(290,695)	(528,720)	(3,456)	(2,918)
Realized gain (loss) on investments	15,143,843	3,147,889	13,755,541	5,092,102	4,058,511	1,520,723	6,557	6,321
Change in unrealized gain (loss) on investments	26,054,523	15,460,030	40,796,966	27,983,925	2,299,089	2,396,467	12,987	5,596
Reinvested capital gains	–	–	–	–	1,362,877	629,978	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	42,327,864	18,560,011	55,472,221	32,856,709	7,429,782	4,018,448	16,088	8,999

Equity transactions:
Purchase payments received from contract owners (note 3)	5,060,769	3,513,732	1,072,474	584,400	842,893	2,351,631	9,287	80,432
Transfers between funds	33,665,762	12,248,354	(9,051,809)	(8,910,238)	(21,423,744)	36,809,074	(12,042)	(9,672)
Redemptions (note 3)	(13,234,626)	(8,047,755)	(17,734,041)	(12,409,924)	(6,913,399)	(4,603,004)	(11,567)	(8,470)
Annuity benefits	(5,691)	(12,311)	(25,888)	(23,252)	(2,660)	(1,133)	(8,848)	(7,651)
Annual contract maintenance charges (note 2)	(1,510)	(1,336)	(4,878)	(4,642)	(1,025)	(401)	(8)	–
Contingent deferred sales charges (note 2)	(159,657)	(135,901)	(231,325)	(241,371)	(59,868)	(62,015)	(224)	–
Adjustments to maintain reserves	62,619	20,369	101,628	44,585	4,449	5,642	(1,832)	371

Net equity transactions	25,387,666	7,585,152	(25,873,839)	(20,960,442)	(27,553,354)	34,499,794	(25,234)	55,010

Net change in contract owners’ equity	67,715,530	26,145,163	29,598,382	11,896,267	(20,123,572)	38,518,242	(9,146)	64,009
Contract owners’ equity beginning of period	85,818,367	59,673,204	135,098,421	123,202,154	63,052,641	24,534,399	284,412	220,403

Contract owners’ equity end of period	$153,533,897	85,818,367	164,696,803	135,098,421	42,929,069	63,052,641	275,266	284,412

CHANGES IN UNITS:
Beginning units	5,457,024	4,947,582	12,338,040	14,665,587	5,126,253	2,153,173	25,301	20,161

Units purchased	4,361,654	2,230,142	137,252	76,781	623,424	4,926,724	879	6,388
Units redeemed	(3,091,047)	(1,720,700)	(2,061,517)	(2,404,328)	(2,726,465)	(1,953,644)	(3,073)	(1,248)

Ending units	6,727,631	5,457,024	10,413,775	12,338,040	3,023,212	5,126,253	23,107	25,301

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	MFSMidCapGrS		MFSNewDiscS		MFSValS		NBAMTFasc
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(61,667)	(70,893)	(29,938)	(31,285)	(140,047)	(43,521)	(28,551)	(30,307)
Realized gain (loss) on investments	200,500	330,278	129,194	142,779	839,826	124,596	117,838	100,823
Change in unrealized gain (loss) on investments	(235,436)	(260,200)	38,043	(82,373)	2,278,290	(2,268)	(71,415)	(64,288)
Reinvested capital gains	115,634	–	30,785	–	128,962	87,601	41,931	7,930

Net increase (decrease) in contract owners’ equity resulting from operations	19,031	(815)	168,084	29,121	3,107,031	166,408	59,803	14,158

Equity transactions:
Purchase payments received from contract owners (note 3)	48,210	49,498	8,573	24,297	416,019	104,032	37,448	21,252
Transfers between funds	(90,331)	(707,512)	(74,349)	(158,967)	25,700,300	(74,857)	84,142	(159,203)
Redemptions (note 3)	(306,767)	(237,984)	(189,760)	(235,920)	(1,089,687)	(163,046)	(187,687)	(75,625)
Annuity benefits	–	–	–	–	(17,931)	(4,940)	(7,290)	(5,859)
Annual contract maintenance charges (note 2)	–	–	–	–	(10)	–	–	–
Contingent deferred sales charges (note 2)	(5,832)	(5,750)	(2,631)	(3,981)	(12,805)	(924)	(3,506)	(1,735)
Adjustments to maintain reserves	(225)	(252)	62,540	(150)	1,772	1	42	(55)

Net equity transactions	(354,945)	(902,000)	(195,627)	(374,721)	24,997,658	(139,734)	(76,851)	(221,225)

Net change in contract owners’ equity	(335,914)	(902,815)	(27,543)	(345,600)	28,104,689	26,674	(17,048)	(207,067)
Contract owners’ equity beginning of period	3,634,793	4,537,608	1,702,676	2,048,276	3,870,384	3,843,710	1,640,147	1,847,214

Contract owners’ equity end of period	$3,298,879	3,634,793	1,675,133	1,702,676	31,975,073	3,870,384	1,623,099	1,640,147

CHANGES IN UNITS:
Beginning units	337,675	425,670	162,284	201,354	311,423	326,744	117,937	134,690

Units purchased	14,541	11,751	7,389	14,719	2,704,569	19,892	29,696	4,741
Units redeemed	(47,269)	(99,746)	(25,693)	(53,789)	(359,251)	(35,213)	(28,819)	(21,494)

Ending units	304,947	337,675	143,980	162,284	2,656,741	311,423	118,814	117,937

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	NBAMTFocus		NBAMTGuard		NBAMTInt		NBAMTLMat
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(10,575)	(17,140)	(561,786)	(1,142,710)	(9,860)	(16)	989,766	754,317
Realized gain (loss) on investments	14,196	73,858	6,155,170	2,944,887	(15,210)	(16)	(839,339)	(443,205)
Change in unrealized gain (loss) on investments	(44,424)	(91,376)	5,582,720	5,453,171	567,011	453	1,389,899	(202,756)
Reinvested capital gains	77,524	15,779	–	–	39,325	46	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	36,721	(18,879)	11,176,104	7,255,348	581,266	467	1,540,326	108,356

Equity transactions:
Purchase payments received from contract owners (note 3)	60,591	2,186	1,986,818	1,723,886	185,185	5,611	1,572,845	1,708,951
Transfers between funds	(819,370)	(68,712)	(8,059,576)	(3,774,897)	5,103,133	4,031	9,859,513	8,427,642
Redemptions (note 3)	(91,756)	(59,322)	(17,129,617)	(11,991,355)	(76,004)	–	(7,142,141)	(4,978,242)
Annuity benefits	–	–	(13,485)	(13,410)	(2,838)	(657)	(26,581)	(15,445)
Annual contract maintenance charges (note 2)	–	–	(1,873)	(1,902)	(11)	–	(437)	(267)
Contingent deferred sales charges (note 2)	(2,110)	(2,188)	(127,641)	(127,159)	(1,110)	–	(48,704)	(49,424)
Adjustments to maintain reserves	(91)	(84)	10,208	12,631	1,043	10	(2,522)	(5,828)

Net equity transactions	(852,736)	(128,120)	(23,335,166)	(14,172,206)	5,209,398	8,995	4,211,973	5,087,387

Net change in contract owners’ equity	(816,015)	(146,999)	(12,159,062)	(6,916,858)	5,790,664	9,462	5,752,299	5,195,743
Contract owners’ equity beginning of period	816,015	963,014	107,997,210	114,914,068	9,462	–	47,091,112	41,895,369

Contract owners’ equity end of period	$–	816,015	95,838,148	107,997,210	5,800,126	9,462	52,843,411	47,091,112

CHANGES IN UNITS:
Beginning units	39,503	45,622	6,511,626	7,395,161	812	–	4,630,463	4,141,923

Units purchased	6,076	2,572	456,670	1,009,653	556,197	864	3,450,495	2,205,394
Units redeemed	(45,579)	(8,691)	(1,811,894)	(1,893,188)	(50,615)	(52)	(3,027,578)	(1,716,854)

Ending units	–	39,503	5,156,402	6,511,626	506,394	812	5,053,380	4,630,463

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	NBAMTMCGr		NBAMTPart		NBAMTRegS		NBAMSocRes
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(2,148,361)	(2,124,023)	(864,663)	(181,174)	(5,570)	(418)	(81,126)	(38,888)
Realized gain (loss) on investments	22,047,085	11,616,531	23,830,691	10,671,828	(9,251)	21	287,189	180,533
Change in unrealized gain (loss) on investments	1,836,406	10,653,128	(25,016,481)	12,979,499	170,120	3,643	652,405	101,665
Reinvested capital gains	–	–	17,938,790	37,014	230,803	–	73,803	12,950

Net increase (decrease) in contract owners’ equity resulting from operations	21,735,130	20,145,636	15,888,337	23,507,167	386,102	3,246	932,271	256,260

Equity transactions:
Purchase payments received from contract owners (note 3)	3,405,894	3,363,858	5,505,036	3,228,840	94,964	100,466	605,724	230,309
Transfers between funds	(11,477,487)	(11,400,094)	(14,857,738)	45,410,711	4,448,313	–	5,916,753	3,168,110
Redemptions (note 3)	(25,190,020)	(19,317,815)	(28,190,128)	(21,596,536)	(64,475)	–	(801,760)	(277,960)
Annuity benefits	(34,264)	(29,708)	(13,349)	(39,405)	(8,437)	(2,335)	(6,503)	(3,819)
Annual contract maintenance charges (note 2)	(4,460)	(4,798)	(2,076)	(1,694)	(11)	–	(189)	(46)
Contingent deferred sales charges (note 2)	(240,045)	(276,137)	(160,526)	(181,404)	(234)	–	(8,075)	(4,578)
Adjustments to maintain reserves	35,494	30,089	16,118	27,101	109	2	906	246

Net equity transactions	(33,504,888)	(27,634,605)	(37,702,663)	26,847,613	4,470,229	98,133	5,706,856	3,112,262

Net change in contract owners’ equity	(11,769,758)	(7,488,969)	(21,814,326)	50,354,780	4,856,331	101,379	6,639,127	3,368,522
Contract owners’ equity beginning of period	179,605,504	187,094,473	180,812,843	130,458,063	101,379	–	4,820,854	1,452,332

Contract owners’ equity end of period	$167,835,746	179,605,504	158,998,517	180,812,843	4,957,710	101,379	11,459,981	4,820,854

CHANGES IN UNITS:
Beginning units	10,420,932	12,187,318	11,757,754	9,929,548	8,773	–	380,100	119,039

Units purchased	1,503,877	1,002,074	3,147,233	6,120,675	532,590	8,972	877,835	505,672
Units redeemed	(3,299,987)	(2,768,460)	(5,630,853)	(4,292,469)	(80,071)	(199)	(456,198)	(244,611)

Ending units	8,624,822	10,420,932	9,274,134	11,757,754	461,292	8,773	801,737	380,100

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	OppGlSec3		OppCapAp		OppCapApS		OppGlSec
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(469,840)	(513,576)	(3,204,627)	(1,120,747)	(107,563)	(73,773)	(357,494)	(355,095)
Realized gain (loss) on investments	14,612,589	6,367,201	10,427,322	(4,190,384)	412,117	351,546	18,336,167	13,229,391
Change in unrealized gain (loss) on investments	7,777,675	19,712,717	16,689,140	20,602,485	61,508	(87,672)	(755,888)	8,903,892
Reinvested capital gains	12,293,642	–	–	–	–	–	10,068,472	–

Net increase (decrease) in contract owners’ equity resulting from operations	34,214,066	25,566,342	23,911,835	15,291,354	366,062	190,101	27,291,257	21,778,188

Equity transactions:
Purchase payments received from contract owners (note 3)	9,935,846	10,414,212	9,353,193	10,215,896	133,880	102,067	500,193	329,513
Transfers between funds	(960,092)	21,549,648	(44,819,837)	(32,430,367)	(435,630)	(337,335)	(13,693,794)	(12,328,710)
Redemptions (note 3)	(28,008,988)	(15,593,265)	(57,469,549)	(47,372,045)	(674,643)	(591,780)	(20,006,578)	(14,916,734)
Annuity benefits	(33,297)	(31,768)	(200,601)	(122,134)	(726)	(475)	(68,452)	(61,477)
Annual contract maintenance charges (note 2)	(3,745)	(2,316)	(12,399)	(13,706)	–	–	(2,017)	(1,956)
Contingent deferred sales charges (note 2)	(231,361)	(184,804)	(454,472)	(775,397)	(9,493)	(16,767)	(177,401)	(224,428)
Adjustments to maintain reserves	38,099	22,757	32,837	18,823	(2,585)	(321)	40,791	32,424

Net equity transactions	(19,263,538)	16,174,464	(93,570,828)	(70,478,930)	(989,197)	(844,611)	(33,407,258)	(27,171,368)

Net change in contract owners’ equity	14,950,528	41,740,806	(69,658,993)	(55,187,576)	(623,135)	(654,510)	(6,116,001)	(5,393,180)
Contract owners’ equity beginning of period	220,815,343	179,074,537	429,264,165	484,451,741	7,063,393	7,717,903	187,364,345	192,757,525

Contract owners’ equity end of period	$235,765,871	220,815,343	359,605,172	429,264,165	6,440,258	7,063,393	181,248,344	187,364,345

CHANGES IN UNITS:
Beginning units	11,634,927	10,678,196	28,080,385	32,989,279	651,152	733,839	14,093,591	16,374,164

Units purchased	2,600,533	3,741,543	1,474,498	2,230,176	41,543	35,669	57,920	91,411
Units redeemed	(3,558,956)	(2,784,812)	(7,648,351)	(7,139,070)	(131,117)	(118,356)	(2,427,155)	(2,371,984)

Ending units	10,676,504	11,634,927	21,906,532	28,080,385	561,578	651,152	11,724,356	14,093,591

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	OppGlSecS		OppHighInc		OppHighIncS		OppMSt
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(64,989)	(64,722)	(13,704)	–	15,342	11,544	(144,571)	610,868
Realized gain (loss) on investments	622,041	380,456	26,596	–	(9,822)	802	3,023,872	(8,439,207)
Change in unrealized gain (loss) on investments	21,594	432,360	110,597	–	7,677	(9,779)	39,498,562	23,461,069
Reinvested capital gains	363,311	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	941,957	748,094	123,489	–	13,197	2,567	42,377,863	15,632,730

Equity transactions:
Purchase payments received from contract owners (note 3)	–	–	57,239	–	3,789	52,902	6,276,803	6,971,780
Transfers between funds	(674,731)	(517,177)	2,330,552	–	(95,481)	139,907	(14,770,046)	(19,583,362)
Redemptions (note 3)	(512,544)	(325,818)	(103,754)	–	(3,577)	(3,153)	(49,018,474)	(40,054,078)
Annuity benefits	–	–	–	–	(25,609)	(44,069)	(101,764)	(94,290)
Annual contract maintenance charges (note 2)	–	–	(8)	–	–	–	(5,965)	(6,090)
Contingent deferred sales charges (note 2)	(7,507)	(5,199)	(443)	–	–	–	(499,623)	(597,713)
Adjustments to maintain reserves	(500)	(396)	12	–	685	399	42,092	45,562

Net equity transactions	(1,195,282)	(848,590)	2,283,598	–	(120,193)	145,986	(58,076,977)	(53,318,191)

Net change in contract owners’ equity	(253,325)	(100,496)	2,407,087	–	(106,996)	148,553	(15,699,114)	(37,685,461)
Contract owners’ equity beginning of period	6,993,925	7,094,421	–	–	250,299	101,746	346,928,594	384,614,055

Contract owners’ equity end of period	$6,740,600	6,993,925	2,407,087	–	143,303	250,299	331,229,480	346,928,594

CHANGES IN UNITS:
Beginning units	497,633	565,069	–	–	22,431	9,185	27,537,079	32,018,278

Units purchased	–	–	367,550	–	330	15,852	1,600,007	1,484,817
Units redeemed	(80,898)	(67,436)	(141,603)	–	(10,855)	(2,606)	(6,079,659)	(5,966,016)

Ending units	416,735	497,633	225,947	–	11,906	22,431	23,057,427	27,537,079

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	OppMStS		OppMStSCap		OppMStSCapS		OppMidCap
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(69,992)	(51,977)	(28,306)	–	(2,297)	(1,758)	(2,311,117)	(2,463,322)
Realized gain (loss) on investments	414,245	309,437	1,989	–	5,286	1,908	24,087,576	11,420,729
Change in unrealized gain (loss) on investments	707,013	59,411	519,827	–	15,073	10,310	(18,181,537)	12,487,368
Reinvested capital gains	–	–	–	–	5,533	3,923	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,051,266	316,871	493,510	–	23,595	14,383	3,594,922	21,444,775

Equity transactions:
Purchase payments received from contract owners (note 3)	106,953	59,359	279,918	–	25,076	106,836	5,438,643	5,357,576
Transfers between funds	(302,473)	(148,238)	6,424,758	–	14,629	11,806	(29,279,257)	(1,997,345)
Redemptions (note 3)	(584,968)	(747,858)	(108,805)	–	(8,778)	(6,735)	(26,860,995)	(21,189,721)
Annuity benefits	–	–	–	–	(10,726)	(8,205)	(10,439)	(18,939)
Annual contract maintenance charges (note 2)	–	–	(8)	–	–	–	(12,921)	(14,341)
Contingent deferred sales charges (note 2)	(6,676)	(20,442)	(267)	–	–	–	(281,868)	(370,057)
Adjustments to maintain reserves	(409)	(446)	179	–	348	159	13,554	35,332

Net equity transactions	(787,573)	(857,625)	6,595,775	–	20,549	103,861	(50,993,283)	(18,197,495)

Net change in contract owners’ equity	263,693	(540,754)	7,089,285	–	44,144	118,244	(47,398,361)	3,247,280
Contract owners’ equity beginning of period	8,680,626	9,221,380	–	–	167,389	49,145	218,916,062	215,668,782

Contract owners’ equity end of period	$8,944,319	8,680,626	7,089,285	–	211,533	167,389	171,517,701	218,916,062

CHANGES IN UNITS:
Beginning units	782,227	862,728	–	–	12,741	4,053	14,779,566	16,225,604

Units purchased	41,046	37,291	757,122	–	1,966	9,660	1,097,468	2,311,358
Units redeemed	(108,455)	(117,792)	(97,097)	–	(487)	(972)	(4,548,630)	(3,757,396)

Ending units	714,818	782,227	660,025	–	14,220	12,741	11,328,404	14,779,566

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	OppStratBdS		PVITRealRet		PVITTotRet		PVTGroInc
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$98,251	114,578	11,644	–	3,171	–	85	150
Realized gain (loss) on investments	83,883	73,275	(193)	–	2,648	–	1,322	238
Change in unrealized gain (loss) on investments	73,209	(156,468)	(22,127)	–	236	–	2,738	1,189
Reinvested capital gains	–	–	19,369	–	917	–	848	–

Net increase (decrease) in contract owners’ equity resulting from operations	255,343	31,385	8,693	–	6,972	–	4,993	1,577

Equity transactions:
Purchase payments received from contract owners (note 3)	159,247	151,015	31,297	–	3,328	–	–	27,380
Transfers between funds	1,087,406	(99,734)	750,508	–	215,835	–	–	–
Redemptions (note 3)	(469,217)	(530,042)	(35,516)	–	(4,784)	–	(7,458)	(7,338)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	(21)	–	(2)	–	–	–
Contingent deferred sales charges (note 2)	(2,598)	(6,781)	(21)	–	–	–	–	–
Adjustments to maintain reserves	(246)	(249)	206	–	99	–	152	149

Net equity transactions	774,592	(485,791)	746,453	–	214,476	–	(7,306)	20,191

Net change in contract owners’ equity	1,029,935	(454,406)	755,146	–	221,448	–	(2,313)	21,768
Contract owners’ equity beginning of period	4,553,817	5,008,223	–	–	–	–	40,456	18,688

Contract owners’ equity end of period	$5,583,752	4,553,817	755,146	–	221,448	–	38,143	40,456

CHANGES IN UNITS:
Beginning units	360,341	398,799	–	–	–	–	3,329	1,598

Units purchased	118,995	29,730	90,401	–	38,737	–	–	2,097
Units redeemed	(60,452)	(68,188)	(15,994)	–	(17,341)	–	(587)	(366)

Ending units	418,884	360,341	74,407	–	21,396	–	2,742	3,329

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	RCFMicroCap		SBLGlob		SBLMidCapGr		SBLAsAlloc
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(267)	–	(498)	–	(125)	–	(359)	–
Realized gain (loss) on investments	934	–	24	–	1	–	5,099	–
Change in unrealized gain (loss) on investments	5,510	–	14,481	–	2,538	–	2,191	–
Reinvested capital gains	6,176	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	12,353	–	14,007	–	2,414	–	6,931	–

Equity transactions:
Purchase payments received from contract owners (note 3)	20,235	–	3,999	–	2,170	–	5,648	–
Transfers between funds	110,313	–	101,094	–	53,354	–	52,041	–
Redemptions (note 3)	(13,919)	–	–	–	–	–	–	–
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(19)	–	(9)	–	(5)	–	(3)	–
Contingent deferred sales charges (note 2)	–	–	–	–	–	–	–	–
Adjustments to maintain reserves	19	–	(8)	–	21	–	29	–

Net equity transactions	116,629	–	105,076	–	55,540	–	57,715	–

Net change in contract owners’ equity	128,982	–	119,083	–	57,954	–	64,646	–
Contract owners’ equity beginning of period	–	–	–	–	–	–	–	–

Contract owners’ equity end of period	$128,982	–	119,083	–	57,954	–	64,646	–

CHANGES IN UNITS:
Beginning units	–	–	–	–	–	–	–	–

Units purchased	14,644	–	10,960	–	7,199	–	11,133	–
Units redeemed	(2,920)	–	(703)	–	(1,567)	–	(5,261)	–

Ending units	11,724	–	10,257	–	5,632	–	5,872	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	SBLEqInc		SBLHighYld		SBLSmCapVal		SBLMidCapVal
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(577)	–	(2,305)	–	(718)	–	(1,817)	–
Realized gain (loss) on investments	292	–	1,129	–	10	–	842	–
Change in unrealized gain (loss) on investments	14,101	–	29,257	–	12,898	–	33,110	–
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	13,816	–	28,081	–	12,190	–	32,135	–

Equity transactions:
Purchase payments received from contract owners (note 3)	7,124	–	17,381	–	19,205	–	50,283	–
Transfers between funds	137,971	–	588,535	–	158,419	–	447,552	–
Redemptions (note 3)	–	–	(24,758)	–	–	–	(14,299)	–
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(1)	–	(12)	–	(10)	–	(38)	–
Contingent deferred sales charges (note 2)	–	–	(20)	–	–	–	–	–
Adjustments to maintain reserves	(10)	–	35	–	(56)	–	(77)	–

Net equity transactions	145,084	–	581,161	–	177,558	–	483,421	–

Net change in contract owners’ equity	158,900	–	609,242	–	189,748	–	515,556	–
Contract owners’ equity beginning of period	–	–	–	–	–	–	–	–

Contract owners’ equity end of period	$158,900	–	609,242	–	189,748	–	515,556	–

CHANGES IN UNITS:
Beginning units	–	–	–	–	–	–	–	–

Units purchased	14,232	–	65,669	–	17,650	–	51,790	–
Units redeemed	(247)	–	(8,163)	–	(27)	–	(3,749)	–

Ending units	13,985	–	57,506	–	17,623	–	48,041	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	SBLSmCapGr		SBLSel25		TRoeBlChip2		TRowEqInc2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(2)	–	(62)	–	(28,146)	(195)	34,742	424
Realized gain (loss) on investments	11	–	1	–	23,073	(8)	198,939	9
Change in unrealized gain (loss) on investments	41	–	1,125	–	1,279,014	1,320	937,768	(4,886)
Reinvested capital gains	–	–	–	–	–	–	379,955	6,989

Net increase (decrease) in contract owners’ equity resulting from operations	50	–	1,064	–	1,273,941	1,117	1,551,404	2,536

Equity transactions:
Purchase payments received from contract owners (note 3)	2,856	–	1,281	–	253,126	47,161	872,829	242,378
Transfers between funds	(2,065)	–	9,869	–	14,277,070	1,950	14,435,883	67,235
Redemptions (note 3)	–	–	–	–	(367,899)	(1,229)	(502,540)	(2,737)
Annuity benefits	–	–	–	–	(3,450)	(367)	(29,881)	(2,639)
Annual contract maintenance charges (note 2)	(1)	–	–	–	(4)	–	(43)	–
Contingent deferred sales charges (note 2)	–	–	–	–	(207)	–	(6,537)	–
Adjustments to maintain reserves	(4)	–	(2)	–	424	10	2,849	98

Net equity transactions	786	–	11,148	–	14,159,060	47,525	14,772,560	304,335

Net change in contract owners’ equity	836	–	12,212	–	15,433,001	48,642	16,323,964	306,871
Contract owners’ equity beginning of period	–	–	–	–	48,642	–	306,871	–

Contract owners’ equity end of period	$836	–	12,212	–	15,481,643	48,642	16,630,835	306,871

CHANGES IN UNITS:
Beginning units	–	–	–	–	4,351	–	29,152	–

Units purchased	104	–	1,127	–	1,511,835	4,488	1,694,415	29,650
Units redeemed	(23)	–	–	–	(99,481)	(137)	(359,017)	(498)

Ending units	81	–	1,127	–	1,416,705	4,351	1,364,550	29,152

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	TRowLtdTBd2		VEWrldEMktR1		VEWrldEMkt		VEWrldHAsR1
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$36,754	228	(188,951)	(118,202)	(217,778)	(114,348)	(588,019)	(281,921)
Realized gain (loss) on investments	631	(7)	3,745,605	2,099,086	5,646,751	3,073,873	11,969,321	2,186,475
Change in unrealized gain (loss) on investments	21,135	(66)	3,143,897	3,584,078	3,828,925	7,490,263	(5,961,774)	9,999,515
Reinvested capital gains	–	–	3,167,338	–	4,308,175	–	3,077,491	–

Net increase (decrease) in contract owners’ equity resulting from operations	58,520	155	9,867,889	5,564,962	13,566,073	10,449,788	8,497,019	11,904,069

Equity transactions:
Purchase payments received from contract owners (note 3)	276,640	110,145	1,050,695	647,988	186,438	139,627	904,895	750,388
Transfers between funds	2,844,360	–	1,628,136	13,240,569	(4,505,537)	(3,556,673)	(3,793,485)	23,168,108
Redemptions (note 3)	(176,039)	(169)	(4,406,231)	(2,200,081)	(7,149,235)	(4,620,084)	(7,592,682)	(2,102,480)
Annuity benefits	(14,756)	(935)	(722)	(748)	(28,185)	(26,249)	(3,661)	(724)
Annual contract maintenance charges (note 2)	–	–	(132)	(49)	(943)	(893)	(159)	(90)
Contingent deferred sales charges (note 2)	(3,293)	–	(28,064)	(21,458)	(39,953)	(56,733)	(60,370)	(17,745)
Adjustments to maintain reserves	414	–	124,619	7,261	12,529	10,172	18,530	6,195

Net equity transactions	2,927,326	109,041	(1,631,699)	11,673,482	(11,524,886)	(8,110,833)	(10,526,932)	21,803,652

Net change in contract owners’ equity	2,985,846	109,196	8,236,190	17,238,444	2,041,187	2,338,955	(2,029,913)	33,707,721
Contract owners’ equity beginning of period	109,196	–	28,708,321	11,469,877	41,908,679	39,569,724	47,845,419	14,137,698

Contract owners’ equity end of period	$3,095,042	109,196	36,944,511	28,708,321	43,949,866	41,908,679	45,815,506	47,845,419

CHANGES IN UNITS:
Beginning units	10,922	–	1,743,322	908,023	2,068,868	2,577,130	2,553,864	1,131,969

Units purchased	324,863	11,030	1,206,276	1,861,659	11,553	23,699	1,915,037	2,532,517
Units redeemed	(57,620)	(108)	(1,322,576)	(1,026,360)	(544,471)	(531,961)	(2,481,825)	(1,110,622)

Ending units	278,165	10,922	1,627,022	1,743,322	1,535,950	2,068,868	1,987,076	2,553,864

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	VEWrldHAs		VKCorPlus		VKCorPlus2		VKEmMkt
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(329,046)	(212,582)	3,936	–	17,557	5,399	2,251,003	2,380,465
Realized gain (loss) on investments	4,327,112	3,187,282	(8,424)	–	(9,126)	(1,977)	164,038	367,827
Change in unrealized gain (loss) on investments	526,292	8,281,834	57,830	–	2,882	1,867	(302,610)	383,995
Reinvested capital gains	1,838,729	–	2,411	–	4,069	2,392	569,800	598,712

Net increase (decrease) in contract owners’ equity resulting from operations	6,363,087	11,256,534	55,753	–	15,382	7,681	2,682,231	3,730,999

Equity transactions:
Purchase payments received from contract owners (note 3)	173,898	88,259	197,646	–	146,008	83,435	143,428	64,105
Transfers between funds	(3,884,285)	(4,626,576)	3,949,802	–	212,053	101,699	(4,337,673)	(4,324,513)
Redemptions (note 3)	(3,905,451)	(3,375,718)	(185,923)	–	(52,961)	(11,006)	(3,973,277)	(4,571,427)
Annuity benefits	(5,082)	(3,662)	–	–	(6,452)	(1,465)	(11,892)	(14,924)
Annual contract maintenance charges (note 2)	(384)	(278)	(6)	–	–	–	(592)	(769)
Contingent deferred sales charges (note 2)	(23,266)	(26,587)	(743)	–	(843)	(95)	(36,691)	(53,593)
Adjustments to maintain reserves	(100,630)	9,922	36	–	435	56	11,487	3,313

Net equity transactions	(7,745,200)	(7,934,640)	3,960,812	–	298,240	172,624	(8,205,210)	(8,897,808)

Net change in contract owners’ equity	(1,382,113)	3,321,894	4,016,565	–	313,622	180,305	(5,522,979)	(5,166,809)
Contract owners’ equity beginning of period	30,520,858	27,198,964	–	–	471,818	291,513	34,452,432	39,619,241

Contract owners’ equity end of period	$29,138,745	30,520,858	4,016,565	–	785,440	471,818	28,929,453	34,452,432

CHANGES IN UNITS:
Beginning units	1,384,893	1,848,191	–	–	37,278	27,302	1,499,114	1,923,815

Units purchased	21,437	30,229	481,454	–	48,919	16,565	9,030	11,965
Units redeemed	(344,927)	(493,527)	(95,926)	–	(25,637)	(6,589)	(365,996)	(436,666)

Ending units	1,061,403	1,384,893	385,528	–	60,560	37,278	1,142,148	1,499,114

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	VKMidCapG		VKUSRealEst		VKCom2		VKStrGr2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(426,739)	(332,996)	(452,487)	13,000	(110,448)	(170,677)	(50,655)	(51,860)
Realized gain (loss) on investments	3,106,502	4,016,469	46,660,577	33,029,614	764,017	634,176	104,491	78,697
Change in unrealized gain (loss) on investments	(2,797,322)	314,220	41,050,396	3,234,726	704,379	(694,903)	(33,385)	120,797
Reinvested capital gains	2,080,800	–	23,801,070	8,632,526	1,126,315	623,887	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,963,241	3,997,693	111,059,556	44,909,866	2,484,263	392,483	20,451	147,634

Equity transactions:
Purchase payments received from contract owners (note 3)	535,611	445,589	7,374,893	7,453,537	191,862	278,191	34,932	10,294
Transfers between funds	(462,563)	3,079,228	(648,618)	(22,034,531)	(259,767)	(143,468)	(145,891)	(37,393)
Redemptions (note 3)	(4,561,021)	(2,127,887)	(44,838,722)	(32,195,191)	(1,404,892)	(936,567)	(153,299)	(172,424)
Annuity benefits	(7,310)	(6,752)	(101,412)	(100,171)	–	–	–	–
Annual contract maintenance charges (note 2)	(539)	(501)	(6,261)	(4,864)	–	–	–	–
Contingent deferred sales charges (note 2)	(40,395)	(37,490)	(356,617)	(366,573)	(22,774)	(14,091)	(357)	(4,948)
Adjustments to maintain reserves	2,490	4,302	130,079	77,340	(1,147)	(1,041)	(280)	(163)

Net equity transactions	(4,533,727)	1,356,489	(38,446,658)	(47,170,453)	(1,496,718)	(816,976)	(264,895)	(204,634)

Net change in contract owners’ equity	(2,570,486)	5,354,182	72,612,898	(2,260,587)	987,545	(424,493)	(244,444)	(57,000)
Contract owners’ equity beginning of period	31,132,049	25,777,867	325,028,955	327,289,542	18,867,355	19,291,848	2,808,969	2,865,969

Contract owners’ equity end of period	$28,561,563	31,132,049	397,641,853	325,028,955	19,854,900	18,867,355	2,564,525	2,808,969

CHANGES IN UNITS:
Beginning units	3,599,728	3,445,048	12,119,855	14,131,924	1,555,924	1,625,539	281,218	302,950

Units purchased	1,055,004	1,735,959	2,984,483	3,186,581	72,818	85,092	9,772	11,554
Units redeemed	(1,635,027)	(1,581,279)	(4,258,670)	(5,198,650)	(191,545)	(154,707)	(36,153)	(33,286)

Ending units	3,019,705	3,599,728	10,845,668	12,119,855	1,437,197	1,555,924	254,837	281,218

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	VicDivrStk		VicSmCoOpp		WRAsStrat		WRBal
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(175,286)	(222,466)	–	–	(2,178,958)	(604,950)	50,348	(87,435)
Realized gain (loss) on investments	568,588	246,926	–	–	3,558,053	873,640	2,022,808	887,668
Change in unrealized gain (loss) on investments	939,041	1,129,044	–	–	(2,036,657)	21,518,707	6,684,221	2,769,929
Reinvested capital gains	482,332	–	–	–	37,163,816	12,473,104	325,133	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,814,675	1,153,504	–	–	36,506,254	34,260,501	9,082,510	3,570,162

Equity transactions:
Purchase payments received from contract owners (note 3)	207,646	165,937	135	–	6,922,146	5,045,918	2,069,999	1,817,902
Transfers between funds	(992,392)	(427,510)	(126)	–	22,515,234	16,747,553	(5,773,148)	(3,471,493)
Redemptions (note 3)	(1,812,196)	(2,117,393)	(9)	–	(14,652,338)	(8,564,205)	(7,110,294)	(6,681,462)
Annuity benefits	–	–	–	–	(9,331)	(277)	(11,750)	(3,515)
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(20,531)	(48,663)	–	–	(265,373)	(211,179)	(124,703)	(169,527)
Adjustments to maintain reserves	4,257	3,555	–	–	97,373	60,197	13,961	11,233

Net equity transactions	(2,613,216)	(2,424,074)	–	–	14,607,711	13,078,007	(10,935,935)	(8,496,862)

Net change in contract owners’ equity	(798,541)	(1,270,570)	–	–	51,113,965	47,338,508	(1,853,425)	(4,926,700)
Contract owners’ equity beginning of period	16,700,637	17,971,207	–	–	192,045,291	144,706,783	99,104,556	104,031,256

Contract owners’ equity end of period	$15,902,096	16,700,637	–	–	243,159,256	192,045,291	97,251,131	99,104,556

CHANGES IN UNITS:
Beginning units	1,477,938	1,705,072	–	–	13,534,569	12,509,904	8,795,903	9,573,904

Units purchased	26,727	31,150	9	–	2,719,579	2,288,014	492,017	494,708
Units redeemed	(249,086)	(258,284)	(9)	–	(1,814,778)	(1,263,349)	(1,430,447)	(1,272,709)

Ending units	1,255,579	1,477,938	–	–	14,439,370	13,534,569	7,857,473	8,795,903

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	WRBond		WRCoreEq		WRDivInc		WREnergy
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$2,772,980	2,913,419	(1,207,892)	(2,487,486)	69,251	29,057	(1,755)	–
Realized gain (loss) on investments	(641,512)	(52,249)	2,347,220	(2,190,722)	165,994	86,363	(29,651)	–
Change in unrealized gain (loss) on investments	430,465	(3,026,762)	28,319,315	22,661,618	2,783,335	1,329,017	2,068	–
Reinvested capital gains	27,174	444,868	7,078,842	–	154,290	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	2,589,107	279,276	36,537,485	17,983,410	3,172,870	1,444,437	(29,338)	–

Equity transactions:
Purchase payments received from contract owners (note 3)	1,655,772	1,378,165	5,012,945	3,468,084	1,280,239	1,279,548	288,317	–
Transfers between funds	(783,660)	(706,473)	(11,026,135)	(12,131,036)	10,914,379	7,826,571	1,847,982	–
Redemptions (note 3)	(7,066,942)	(7,172,572)	(17,218,516)	(15,222,208)	(860,591)	(406,752)	(27,153)	–
Annuity benefits	(11,350)	(2,737)	(12,360)	(672)	(3,592)	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(130,903)	(150,224)	(359,243)	(401,719)	(8,451)	(6,612)	(425)	–
Adjustments to maintain reserves	489	5,829	39,171	63,049	6,748	2,467	(244)	–

Net equity transactions	(6,336,594)	(6,648,012)	(23,564,138)	(24,224,502)	11,328,732	8,695,222	2,108,477	–

Net change in contract owners’ equity	(3,747,487)	(6,368,736)	12,973,347	(6,241,092)	14,501,602	10,139,659	2,079,139	–
Contract owners’ equity beginning of period	94,620,436	100,989,172	247,767,112	254,008,204	17,222,991	7,083,332	–	–

Contract owners’ equity end of period	$90,872,949	94,620,436	260,740,459	247,767,112	31,724,593	17,222,991	2,079,139	–

CHANGES IN UNITS:
Beginning units	7,659,203	8,199,654	27,738,468	30,602,270	1,421,645	652,179	–	–

Units purchased	766,763	695,643	1,494,254	1,066,061	1,110,335	880,760	250,745	–
Units redeemed	(1,281,140)	(1,236,094)	(3,965,362)	(3,929,863)	(244,763)	(111,294)	(25,620)	–

Ending units	7,144,826	7,659,203	25,267,360	27,738,468	2,287,217	1,421,645	225,125	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	WRGlNatRes		WRGrowth		WRHiInc		WRIntlGr
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(309,143)	(68,059)	(3,785,387)	(4,027,541)	4,706,041	4,821,413	(526,441)	485,896
Realized gain (loss) on investments	187,347	2,185	3,441,849	(2,888,923)	(200,651)	(360,160)	2,228,068	785,153
Change in unrealized gain (loss) on investments	4,084,168	1,506,316	10,172,594	34,836,120	2,301,066	(3,537,984)	10,830,967	7,306,584
Reinvested capital gains	1,535,374	80,510	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	5,497,746	1,520,952	9,829,056	27,919,656	6,806,456	923,269	12,532,594	8,577,633

Equity transactions:
Purchase payments received from contract owners (note 3)	2,450,116	1,296,890	4,752,624	4,415,912	1,702,983	2,211,745	2,064,420	1,073,563
Transfers between funds	20,175,635	14,202,611	(32,012,674)	(24,676,997)	1,822,019	(3,178,264)	530,078	(3,466,130)
Redemptions (note 3)	(1,169,867)	(126,430)	(18,244,555)	(18,497,968)	(5,439,316)	(5,597,726)	(5,168,734)	(4,243,628)
Annuity benefits	(2,123)	–	(11,342)	(1,834)	(5,735)	(2,356)	(283)	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(12,092)	(1,507)	(406,942)	(532,005)	(102,406)	(129,068)	(101,985)	(130,354)
Adjustments to maintain reserves	17,256	1,545	21,934	51,260	6,854	8,375	21,423	16,043

Net equity transactions	21,458,925	15,373,109	(45,900,955)	(39,241,632)	(2,015,601)	(6,687,294)	(2,655,081)	(6,750,506)

Net change in contract owners’ equity	26,956,671	16,894,061	(36,071,899)	(11,321,976)	4,790,855	(5,764,025)	9,877,513	1,827,127
Contract owners’ equity beginning of period	16,894,061	–	306,491,090	317,813,066	78,507,702	84,271,727	65,724,366	63,897,239

Contract owners’ equity end of period	$43,850,732	16,894,061	270,419,191	306,491,090	83,298,557	78,507,702	75,601,879	65,724,366

CHANGES IN UNITS:
Beginning units	1,378,143	–	33,936,580	38,640,684	5,754,595	6,254,780	6,562,646	7,335,175

Units purchased	1,739,253	1,402,769	1,114,688	1,262,517	771,146	604,844	968,491	679,664
Units redeemed	(230,158)	(24,626)	(6,184,923)	(5,966,621)	(920,977)	(1,105,029)	(1,213,476)	(1,452,193)

Ending units	2,887,238	1,378,143	28,866,345	33,936,580	5,604,764	5,754,595	6,317,661	6,562,646

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	WRIntVal		WRLTBond		WRMicCpGr		WRMidCpGr
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$234,808	223,194	814,956	766,327	(79,069)	(38,586)	(70,154)	(13,369)
Realized gain (loss) on investments	293,886	138,918	(146,086)	(48,160)	438,083	46,980	59,706	6,913
Change in unrealized gain (loss) on investments	4,039,274	(380,361)	322,750	(575,552)	114,745	595,664	540,013	179,207
Reinvested capital gains	2,422,927	1,795,152	–	–	–	–	3,183	–

Net increase (decrease) in contract owners’ equity resulting from operations	6,990,895	1,776,903	991,620	142,615	473,759	604,058	532,748	172,751

Equity transactions:
Purchase payments received from contract owners (note 3)	814,250	1,066,797	534,803	820,564	310,446	379,259	566,622	374,305
Transfers between funds	7,929,531	12,272,977	(2,990,817)	(2,052,144)	1,752,869	1,538,699	6,648,900	3,586,088
Redemptions (note 3)	(1,663,107)	(693,502)	(3,017,007)	(3,761,593)	(324,666)	(81,416)	(275,266)	(18,458)
Annuity benefits	(257)	(132)	(2,283)	(1,114)	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(38,346)	(12,425)	(63,474)	(107,405)	(4,791)	(2,151)	(3,603)	(222)
Adjustments to maintain reserves	9,094	5,438	250	1,969	1,730	1,051	2,344	9,151

Net equity transactions	7,051,165	12,639,153	(5,538,528)	(5,099,723)	1,735,588	1,835,442	6,938,997	3,950,864

Net change in contract owners’ equity	14,042,060	14,416,056	(4,546,908)	(4,957,108)	2,209,347	2,439,500	7,471,745	4,123,615
Contract owners’ equity beginning of period	22,332,010	7,915,954	41,684,973	46,642,081	4,474,771	2,035,271	4,123,615	–

Contract owners’ equity end of period	$36,374,070	22,332,010	37,138,065	41,684,973	6,684,118	4,474,771	11,595,360	4,123,615

CHANGES IN UNITS:
Beginning units	1,636,753	635,691	3,575,770	4,015,932	339,344	184,067	363,735	–

Units purchased	736,295	1,207,884	365,505	437,591	256,478	200,690	711,487	372,676
Units redeemed	(288,385)	(206,822)	(838,393)	(877,753)	(138,381)	(45,413)	(120,592)	(8,941)

Ending units	2,084,663	1,636,753	3,102,882	3,575,770	457,441	339,344	954,630	363,735

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	WRMMkt		WRMortSec		WRRealEstS		WRSciTech
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$805,168	249,864	298,244	188,934	(95,232)	44,211	(1,667,424)	(1,601,534)
Realized gain (loss) on investments	–	–	(27,848)	(4,229)	380,561	138,439	5,084,701	1,505,738
Change in unrealized gain (loss) on investments	–	–	(12,895)	(158,320)	4,288,987	799,712	850,742	17,929,142
Reinvested capital gains	–	–	–	–	674,509	367,016	3,314,400	–

Net increase (decrease) in contract owners’ equity resulting from operations	805,168	249,864	257,501	26,385	5,248,825	1,349,378	7,582,419	17,833,346

Equity transactions:
Purchase payments received from contract owners (note 3)	2,312,631	3,522,493	95,979	444,629	663,817	933,450	2,432,710	2,821,960
Transfers between funds	13,224,480	(2,041,361)	2,200,182	3,825,612	8,002,811	7,341,980	(9,648,484)	(3,215,343)
Redemptions (note 3)	(7,459,186)	(3,952,860)	(296,490)	(203,875)	(1,612,552)	(637,191)	(7,712,554)	(6,846,988)
Annuity benefits	(256)	–	(2,209)	(2,249)	(1,072)	(653)	(6,658)	(258)
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(131,082)	(82,251)	(4,246)	(3,231)	(31,871)	(14,402)	(151,209)	(210,908)
Adjustments to maintain reserves	(11,512)	(1,585)	110	(1,086)	8,542	4,865	32,311	41,043

Net equity transactions	7,935,075	(2,555,564)	1,993,326	4,059,800	7,029,675	7,628,049	(15,053,884)	(7,410,494)

Net change in contract owners’ equity	8,740,243	(2,305,700)	2,250,827	4,086,185	12,278,500	8,977,427	(7,471,465)	10,422,852
Contract owners’ equity beginning of period	22,447,693	24,753,393	6,428,167	2,341,982	15,893,104	6,915,677	129,075,898	118,653,046

Contract owners’ equity end of period	$31,187,936	22,447,693	8,678,994	6,428,167	28,171,604	15,893,104	121,604,433	129,075,898

CHANGES IN UNITS:
Beginning units	2,198,821	2,454,823	618,701	226,204	1,139,421	541,343	11,941,607	12,706,625

Units purchased	2,582,807	1,288,786	329,426	468,888	653,040	769,691	617,218	791,562
Units redeemed	(1,811,773)	(1,544,788)	(139,940)	(76,391)	(220,335)	(171,613)	(1,996,537)	(1,556,580)

Ending units	2,969,855	2,198,821	808,187	618,701	1,572,126	1,139,421	10,562,288	11,941,607

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	WRSmCapGr		WRSmCpVal		WRValue		WFOpp
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(1,930,505)	(2,030,432)	(143,927)	(140,468)	(359,682)	24,708	(2,372,112)	(2,572,676)
Realized gain (loss) on investments	7,996,394	5,909,852	91,021	95,619	5,967,101	3,557,467	8,533,861	5,493,299
Change in unrealized gain (loss) on investments	(14,162,677)	6,360,801	763,134	(1,405,621)	7,639,161	(6,405,564)	(7,569,217)	9,455,220
Reinvested capital gains	12,532,030	6,185,908	1,051,893	1,902,076	5,121,207	7,094,848	20,410,770	–

Net increase (decrease) in contract owners’ equity resulting from operations	4,435,242	16,426,129	1,762,121	451,606	18,367,787	4,271,459	19,003,302	12,375,843

Equity transactions:
Purchase payments received from contract owners (note 3)	2,373,484	2,205,950	307,172	741,744	1,984,410	2,785,529	3,407,132	4,220,062
Transfers between funds	(17,972,882)	(11,796,466)	318,421	3,862,332	(17,674,720)	(4,468,709)	(21,115,824)	(19,996,931)
Redemptions (note 3)	(9,331,885)	(9,408,892)	(861,761)	(413,657)	(9,217,205)	(8,307,913)	(21,106,533)	(16,800,937)
Annuity benefits	(11,280)	(514)	–	–	(9,424)	(1,221)	(32,913)	(30,325)
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	(3,045)	(3,541)
Contingent deferred sales charges (note 2)	(199,702)	(283,350)	(17,350)	(7,278)	(211,900)	(245,808)	(257,360)	(254,088)
Adjustments to maintain reserves	14,676	41,389	2,232	1,604	16,449	29,658	22,110	15,566

Net equity transactions	(25,127,589)	(19,241,883)	(251,286)	4,184,745	(25,112,390)	(10,208,464)	(39,086,433)	(32,850,194)

Net change in contract owners’ equity	(20,692,347)	(2,815,754)	1,510,835	4,636,351	(6,744,603)	(5,937,005)	(20,083,131)	(20,474,351)
Contract owners’ equity beginning of period	153,052,793	155,868,547	12,034,087	7,397,736	137,214,717	143,151,722	200,488,980	220,963,331

Contract owners’ equity end of period	$132,360,446	153,052,793	13,544,922	12,034,087	130,470,114	137,214,717	180,405,849	200,488,980

CHANGES IN UNITS:
Beginning units	12,069,149	13,698,218	1,005,493	631,627	10,933,745	11,755,346	16,647,315	19,567,386

Units purchased	623,531	492,850	275,334	533,981	498,029	920,546	546,237	949,874
Units redeemed	(2,633,077)	(2,121,919)	(299,355)	(160,115)	(2,427,503)	(1,742,147)	(3,678,971)	(3,869,945)

Ending units	10,059,603	12,069,149	981,472	1,005,493	9,004,271	10,933,745	13,514,581	16,647,315

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS

December 31, 2006 and 2005

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations
The Nationwide Variable Account-9 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 22, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

On July 1, 1999, the Company (Depositor) transferred to the Account, 100,000 shares of the Victory VIF –Diversified Stock Fund Class A Shares, 100,000 shares of the Victory VIF – Investment Quality Bond Fund Class A Shares and 100,000 shares of the Victory VIF – Small Company Opportunity Fund Class A Shares, for which the Account was credited with 100,000 units of the Victory VIF – Diversified Stock Fund Class A Shares, 100,000 units of the Victory VIF – Investment Quality Bond Fund Class A Shares and 100,000 units of the Victory VIF – Small Company Opportunity Fund Class A Shares.

On August 20, 2001, the Depositor transferred to the Account, 50,000 shares of the First Horizon Capital Appreciation Portfolio and 50,000 shares of the First Horizon Growth & Income Portfolio, for which the Account was credited 50,000 units of the First Horizon Capital Appreciation Portfolio and 50,000 units of the First Horizon Growth & Income Portfolio.

The Company offers tax qualified and non-tax qualified Modified Single Premium Deferred Variable Annuity Contracts and Individual Single Premium Immediate Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

Effective July 1, 2000, the Company entered into a reinsurance agreement with Security Benefit Life Insurance Company (SBL) to sell, transfer and cede on an indemnity basis all of its obligations in connection with annuity contracts issued pursuant to the NEA Valuebuilder Annuity Program (Program). Under the agreement, the Company continued to provide administrative and support services for contracts issued under the Program until September 2001. Thereafter, SBL assumed full responsibility for servicing the contracts and receives all fees and charges of the contracts. The Company is paid a Supplemental Capital Charge by SBL to meet the capital needs of the reinsured contracts. The ceding of risk does not discharge the Company from its primary obligation, including regulatory record keeping and reporting, to the contract owners of the Account.

(b)	The Contracts
Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

Portfolios of the AIM Variable Insurance Funds;

    AIM Variable Insurance Funds – AIM V.I. Basic Balanced Fund – Series I (AIMBBal)

    AIM Variable Insurance Funds – AIM V.I. Basic Value Fund – Series II (AIMBValue2)

    AIM Variable Insurance Funds – AIM V.I. Blue Chip Fund – Series I (AIMBlueCh)*

    AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund – Series I (AIMCapAp)

    AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund – Series II (AIMCapAp2)

    AIM Variable Insurance Funds – AIM V.I. Capital Development Fund – Series II (AIMCapDev2)

    AIM Variable Insurance Funds – AIM V.I. Core Equity Fund – Series I (AIMCoreEq)

    AIM Variable Insurance Funds – AIM V.I. Core Equity Fund – Series II (AIMCoreEq2)

    AIM Variable Insurance Funds – AIM V.I. Global Health Care Fund – Series I (AIMGlobHlth)

    AIM Variable Insurance Funds – AIM V.I. Global Real Estate Fund – Series I (AIMGlobReal)

        (formerly AIM Variable Insurance Funds – AIM V.I. Real Estate Fund – Series I Shares)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

    AIM Variable Insurance Funds – AIM V.I. International Growth Fund – Series I (AIMIntGr)*

    AIM Variable Insurance Funds – AIM V.I. Large Cap Growth Fund – Series I (AIMLrgCpGr)

    AIM Variable Insurance Funds – AIM V.I. Premier Equity Fund – Series I (AIMPreEq)*

    AIM Variable Insurance Funds – AIM V.I. Premier Equity Fund – Series II (AIMPreEq2)*

Portfolios of the AllianceBernstein Variable Products Series Fund Inc.;

    AllianceBernstein Variable Products Series Fund Inc. – Growth and Income Portfolio – Class B (AlGrIncB)

    AllianceBernstein Variable Products Series Fund Inc. – Large Cap Growth Portfolio –

        Class B (AlLrgCpGrB)

    AllianceBernstein Variable Products Series Fund Inc. – Small-Mid Cap Value Portfolio –

        Class B (AlSmMdCpB)

Portfolios of the American Century Variable Portfolios Inc.;

    American Century Variable Portfolios Inc. – Income & Growth Fund – Class I (ACVPIncGr)

    American Century Variable Portfolios Inc. – Income & Growth Fund – Class II (ACVPIncGr2)

    American Century Variable Portfolios Inc. – Inflation Protection Fund – Class II (ACVPInflPro2)

    American Century Variable Portfolios Inc. – International Fund – Class I (ACVPInt)

    American Century Variable Portfolios Inc. – International Fund – Class III (ACVPInt3)

    American Century Variable Portfolios Inc. – Mid Cap Value Fund – Class I (ACVPMdCpV1)

    American Century Variable Portfolios Inc. – Mid Cap Value Fund – Class II (ACVPMdCpV2)

    American Century Variable Portfolios Inc. – Ultra® Fund – Class I (ACVPUltra)

    American Century Variable Portfolios Inc. – Ultra® Fund – Class II (ACVPUltra2)

    American Century Variable Portfolios Inc. – Value Fund – Class I (ACVPVal)

    American Century Variable Portfolios Inc. – Value Fund – Class II (ACVPVal2)

    American Century Variable Portfolios Inc. – VistaSM Fund – Class I (ACVPVista1)

    American Century Variable Portfolios Inc. – VistaSM Fund – Class II (ACVPVista2)

Portfolios of the BB&T Variable Insurance Funds;

    BB&T Variable Insurance Funds – BB&T VIF Capital Manager Equity Fund (BBTCapMgr)

    BB&T Variable Insurance Funds – BB&T VIF Large Cap (BBTLgCapV)

        (formerly BB&T Variable Insurance Funds – BB&T VIF Large Cap Value Fund)

    BB&T Variable Insurance Funds – BB&T VIF Large Cap Growth (BBTLgCapGr)

        (formerly BB&T Variable Insurance Funds – BB&T VIF Large Company Growth Fund)

    BB&T Variable Insurance Funds – BB&T VIF Mid Cap Growth Fund (BBTMdCapGr)

Portfolios of the Credit Suisse Trust;

    Credit Suisse Trust – Global Small Cap Portfolio (CSTGlSmCp)

    Credit Suisse Trust – International Focus Portfolio (CSTIntFoc)

    Credit Suisse Trust – Large Cap Value Portfolio (CSTLCapV)

Deutsche VIT NASDAQ 100 Index Fund (DeuNAS100)*

Portfolios of the Dreyfus Investment Portfolios;

    Dreyfus Investment Portfolios – Emerging Leaders Fund – Service Shares (DryELeadS)

    Dreyfus Investment Portfolios – European Equity Portfolio (DryEuroEq)*

    Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio – Service Shares (DrySmCapIxS)

Dreyfus Socially Responsible Growth Fund Inc. – Initial Shares The (DrySRGro)

Dreyfus Socially Responsible Growth Fund Inc. – Service Shares The (DrySRGroS)

Dreyfus Stock Index Fund Inc. – Initial Shares (DryStkIx)

Portfolios of the Dreyfus Variable Investment Fund;

    Dreyfus Variable Investment Fund – Appreciation Portfolio – Initial Shares (DryVIFApp)

    Dreyfus Variable Investment Fund – Appreciation Portfolio – Service Shares (DryVIFAppS)

    Dreyfus Variable Investment Fund – Developing Leaders Portfolio – Initial Shares (DryVIFDevLd)

    Dreyfus Variable Investment Fund – Developing Leaders Portfolio – Service Shares (DryVIFDevLdS)*

    Dreyfus Variable Investment Fund – International Value Portfolio – Initial Shares (DryVIFIntVal)

Portfolios of the Evergreen Variable Annuity Funds;

    Evergreen Variable Annuity Funds – Evergreen VA Fund – Class 1 Shares (EvFund)*

    Evergreen Variable Annuity Funds – Evergreen VA Fundamental Large Cap Fund –

        Class 1 Shares (EvFdLrgCp)*

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

    Evergreen Variable Annuity Funds – Evergreen VA International Equity Fund – Class 1 Shares (EvIntEq)*

    Evergreen Variable Annuity Funds – Evergreen VA Omega Fund – Class 1 Shares (EvOmega)*

    Evergreen Variable Annuity Funds – Evergreen VA Special Equity Fund – Class 1 Shares (EvSpEq)*

    Evergreen Variable Annuity Funds – Evergreen VA Special Values Fund – Class 1 Shares (EvSpVal)*

    Evergreen Variable Annuity Funds – Evergreen VA Strategic Income Fund – Class 1 Shares (EvStratInc)*

Evergreen Variable Annuity Trust – Evergreen VA Balanced Fund – Class 1 (EvBal)*

Portfolios of the Evergreen Variable Trust;

    Evergreen Variable Trust – Evergreen VA Blue Chip Fund – Class I (EvBlCh)*

    Evergreen Variable Trust – Evergreen VA Capital Growth Fund – Class I (EvCapG)*

    Evergreen Variable Trust – Evergreen VA Equity Index Fund – Class I (EvEqIx)*

    Evergreen Variable Trust – Evergreen VA Global Leaders Fund – Class I (EvGloLead)*

    Evergreen Variable Trust – Evergreen VA Masters Fund – Class I (EvMasters)*

Portfolios of the Federated Insurance Series;

    Federated Insurance Series – Federated American Leaders Fund II – Service Shares (FedAmLeadS)

    Federated Insurance Series – Federated Capital Appreciation Fund II – Service Shares (FedCapApS)

    Federated Insurance Series – Federated High Income Bond Fund II – Service Shares (FedHiIncS)

    Federated Insurance Series – Federated Market Opportunity Fund II – Service Shares (FedMrkOp)

    Federated Insurance Series – Federated Quality Bond Fund II – Primary Shares (FedQualBd)

    Federated Insurance Series – Federated Quality Bond Fund II – Service Shares (FedQualBdS)

Portfolios of the Fidelity® Variable Insurance Products Fund;

    Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Service Class (FidVIPEIS)

    Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Service Class 2 (FidVIPEIS2)

    Fidelity® Variable Insurance Products Fund – Growth Portfolio – Service Class (FidVIPGrS)

    Fidelity® Variable Insurance Products Fund – Growth Portfolio – Service Class 2 (FidVIPGrS2)

    Fidelity® Variable Insurance Products Fund – High Income Portfolio – Service Class (FidVIPHIS)

    Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class (FidVIPOvS)

    Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class 2 R (FidVIPOvS2R)

    Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class R (FidVIPOvSR)

Portfolios of the Fidelity® Variable Insurance Products Fund II;

    Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Service Class (FidVIPConS)

    Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Service Class 2 (FidVIPConS2)

    Fidelity® Variable Insurance Products Fund II – Investment Grade Bond Portfolio –

        Service Class (FidVIPIGBdS)

Portfolios of the Fidelity® Variable Insurance Products Fund III;

    Fidelity® Variable Insurance Products Fund III – Growth Opportunities Portfolio –

        Service Class (FidVIPGrOpS)

    Fidelity® Variable Insurance Products Fund III – Mid Cap Portfolio – Service Class (FidVIPMCapS)

    Fidelity® Variable Insurance Products Fund III – Mid Cap Portfolio – Service Class 2 (FidVIPMCapS2)

    Fidelity® Variable Insurance Products Fund III – Value Strategies Portfolio – Service Class (FidVIPVaIS)

    Fidelity® Variable Insurance Products Fund III – Value Strategies Portfolio –

        Service Class 2 (FidVIPVaIS2)

Portfolios of the Fidelity® Variable Insurance Products Fund IV;

    Fidelity® Variable Insurance Products Fund IV – Energy Portfolio – Service Class 2 (FidVIPEnergyS2)

        (formerly Fidelity® Variable Insurance Products Fund IV – Natural Resources Portfolio – Service

            Class 2)

    Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2010 Portfolio –

        Service Class (FidVIPFree10S)

    Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2010 Portfolio –

        Service Class 2 (FidVIPFree10S2)

    Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2020 Portfolio –

        Service Class (FidVIPFree20S)

    Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2020 Portfolio –

        Service Class 2 (FidVIPFree20S2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

    Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2030 Portfolio –

        Service Class (FidVIPFree30S)

    Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2030 Portfolio –

        Service Class 2 (FidVIPFree30S2)

Financial Investors Variable Insurance Trust – First Horizon Core Equity Portfolio (FICoreEq)*

First Horizon Capital Appreciation Portfolio (FHCapAp)*

Portfolios of the Franklin Templeton Variable Insurance Products Trust;

    Franklin Templeton Variable Insurance Products Trust – Franklin Income Securities Fund –

        Class 2 (FrVIPIncSec2)

    Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund –

        Class 2 (FrVIPRisDiv2)

    Franklin Templeton Variable Insurance Products Trust – Franklin Small Cap Value Securities Fund –

        Class 2 (FrVIPSmCapV2)

    Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund –

        Class 3 (FrVIPDevMrk3)

    Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund –

        Class 1 (FrVIPForSec)*

    Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund –

        Class 2 (FrVIPForSec2)

    Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund –

        Class 3 (FrVIPForSec3)

    Franklin Templeton Variable Insurance Products Trust – Templeton Global Income Securities Fund –

        Class 3 (FrVIPGlInc3)

Portfolios of the Gartmore Variable Insurance Trust (GVIT);

    Gartmore GVIT – American Funds GGVIT Asset Allocation Fund – Class II (GVITAstAll2)

    Gartmore GVIT – American Funds GGVIT Bond Fund – Class II (GVITBnd2)

    Gartmore GVIT – American Funds GGVIT Global Growth Fund – Class II (GVITGlobGr2)

    Gartmore GVIT – American Funds GGVIT Growth Fund – Class II (GVITGrowth2)

    Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class II (GVITIntVal2)

    Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class III (GVITIntVal3)

    Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class VI (GVITIntVal6)

    Gartmore GVIT – Emerging Markets Fund – Class I (GVITEmMrkts)

    Gartmore GVIT – Emerging Markets Fund – Class III (GVITEmMrkts3)

    Gartmore GVIT – Emerging Markets Fund – Class VI (GVITEmMrkts6)

    Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class I (GVITFHiInc)

    Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class III (GVITFHiInc3)

    Gartmore GVIT – Gartmore GGVIT International Index Fund – Class VIII (GVITIntIdx8)

    Gartmore GVIT – Global Financial Services Fund – Class I (GVITGlFin)

    Gartmore GVIT – Global Financial Services Fund – Class III (GVITGlFin3)

    Gartmore GVIT – Global Health Sciences Fund – Class I (GVITGlHlth)

    Gartmore GVIT – Global Health Sciences Fund – Class III (GVITGlHlth3)

    Gartmore GVIT – Global Technology and Communications Fund – Class I (GVITGlTech)

    Gartmore GVIT – Global Technology and Communications Fund – Class III (GVITGlTech3)

    Gartmore GVIT – Global Utilities Fund – Class I (GVITGlUtl)

    Gartmore GVIT – Global Utilities Fund – Class III (GVITGlUtl3)

    Gartmore GVIT – Government Bond Fund – Class I (GVITGvtBd)

    Gartmore GVIT – Government Bond Fund – Class II (GVITGvtBd2)

    Gartmore GVIT – Growth Fund – Class I (GVITGrowth)

    Gartmore GVIT – International Growth Fund – Class I (GVITIntGro)

    Gartmore GVIT – International Growth Fund – Class III (GVITIntGro3)

    Gartmore GVIT – Investor Destinations Aggressive Fund – Class II (GVITIDAgg2)

    Gartmore GVIT – Investor Destinations Conservative Fund – Class II (GVITIDCon2)

    Gartmore GVIT – Investor Destinations Moderate Fund – Class II (GVITIDMod2)

    Gartmore GVIT – Investor Destinations Moderately Aggressive Fund – Class II (GVITIDModAg2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

    Gartmore GVIT – Investor Destinations Moderately Conservative Fund – Class II (GVITIDModCon2)

    Gartmore GVIT – J.P. Morgan GVIT Balanced Fund – Class I (GVITJPBal)

    Gartmore GVIT – Mid Cap Growth Fund – Class I (GVITMdCpGr)

    Gartmore GVIT – Mid Cap Index Fund – Class I (GVITMidCap)

    Gartmore GVIT – Money Market Fund – Class I (GVITMyMkt)

    Gartmore GVIT – Nationwide Fund – Class I (GVITNWFund)

    Gartmore GVIT – Nationwide Fund – Class II (GVITNWFund2)

    Gartmore GVIT – Nationwide GVIT Strategic Value Fund – Class I (GVITNWStrVal)*

    Gartmore GVIT – Nationwide Leaders Fund – Class I (GVITNWLead)

    Gartmore GVIT – Nationwide Leaders Fund – Class III (GVITNWLead3)

    Gartmore GVIT – Small Cap Growth Fund – Class I (GVITSmCapGr)

    Gartmore GVIT – Small Cap Growth Fund – Class II (GVITSmCapGr2)

    Gartmore GVIT – Small Cap Value Fund – Class I (GVITSmCapVal)

    Gartmore GVIT – Small Cap Value Fund – Class II (GVITSmCapVal2)

    Gartmore GVIT – Small Company Fund – Class I (GVITSmComp)

    Gartmore GVIT – Small Company Fund – Class II (GVITSmComp2)

    Gartmore GVIT – Turner GVIT Growth Focus Fund – Class I (GVITTGroFoc)*

    Gartmore GVIT – Turner GVIT Growth Focus Fund – Class III (GVITTGroFoc3)*

    Gartmore GVIT – U.S. Growth Leaders Fund – Class I (GVITUSGro)

    Gartmore GVIT – U.S. Growth Leaders Fund – Class III (GVITUSGro3)

    Gartmore GVIT – Van Kampen GGVIT Comstock Value Fund – Class I (GVITVKVal)

    Gartmore GVIT – Van Kampen GVIT Multi Sector Bond Fund – Class I (GVITMltSec)

    Gartmore GVIT – Worldwide Leaders Fund – Class I (GVITWLead)

    Gartmore GVIT – Worldwide Leaders Fund – Class III (GVITWLead3)

Portfolios of the Janus Aspen Series;

    Janus Aspen Series – Balanced Portfolio – Service Shares (JanBal)

    Janus Aspen Series – Forty Portfolio – Service Shares (JanForty)

    Janus Aspen Series – Global Technology Portfolio – Service II Shares (JanGlTechS2)

    Janus Aspen Series – Global Technology Portfolio – Service Shares (JanGlTech)

    Janus Aspen Series – INTECH Risk-Managed Core Portfolio – Service Shares (JanRMgCore)

        (formerly Janus Aspen Series – Risk-Managed Core Portfolio – Service Shares)

    Janus Aspen Series – International Growth Portfolio – Service II Shares (JanIntGroS2)

    Janus Aspen Series – International Growth Portfolio – Service Shares (JanIntGro)

Portfolios of the JPMorgan Series Trust II;

    JPMorgan Series Trust II – JPMorgan Mid Cap Value Portfolio (JPMSTMidCap)

Portfolios of the MFS Variable Insurance Trust;

    MFS Variable Insurance Trust – Investors Growth Stock Series – Service Class (MFSInvGrStS)

    MFS Variable Insurance Trust – Mid Cap Growth Series – Service Class (MFSMidCapGrS)

    MFS Variable Insurance Trust – New Discovery Series – Service Class (MFSNewDiscS)

    MFS Variable Insurance Trust – Value Series – Service Class (MFSValS)

Portfolios of the Neuberger Berman Advisers Management Trust;

    Neuberger Berman Advisers Management Trust – Fasciano Portfolio – Class S (NBAMTFasc)

    Neuberger Berman Advisers Management Trust – Focus Portfolio – S Class Shares (NBAMTFocus)*

    Neuberger Berman Advisers Management Trust – Guardian Portfolio – I Class Shares (NBAMTGuard)

    Neuberger Berman Advisers Management Trust – International Portfolio – Class S (NBAMTInt)

    Neuberger Berman Advisers Management Trust – Limited Maturity Bond Portfolio –

        Class I (NBAMTLMat)

    Neuberger Berman Advisers Management Trust – Mid Cap Growth Portfolio –

        I Class Shares (NBAMTMCGr)

    Neuberger Berman Advisers Management Trust – Partners Portfolio – Class I (NBAMTPart)

    Neuberger Berman Advisers Management Trust – Regency Portfolio – Class S (NBAMTRegS)

    Neuberger Berman Advisers Management Trust – Socially Responsive Portfolio Class I (NBAMSocRes)

Oppenheimer Global Securities Fund/VA – Class 3 (OppGlSec3)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Oppenheimer Variable Account Funds;

    Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA –

        Non-Service Shares (OppCapAp) (formerly Oppenheimer Variable Account Funds –

            Oppenheimer Capital Appreciation Fund/VA – Initial Class)

    Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA –

        Service Class (OppCapApS)

    Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA –

        Non-Service Shares (OppGlSec) (formerly Oppenheimer Variable Account Funds –

            Oppenheimer Global Securities Fund/VA – Initial Class)

    Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA –

        Service Class (OppGlSecS)

    Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA –

        Non-Service Shares (OppHighInc) (formerly Oppenheimer Variable Account Funds –

            Oppenheimer High Income Fund/VA – Initial Class)

    Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA –

        Service Class (OppHighIncS)

    Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA –

        Non-Service Shares (OppMSt) (formerly Oppenheimer Variable Account Funds –

            Oppenheimer Main Street Fund®/VA – Initial Class)

    Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA – Service Class (OppMStS)

    Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA –

        Non-Service Shares (OppMStSCap) (formerly Oppenheimer Variable Account Funds –

            Oppenheimer Main Street Small Cap Fund®/VA – Initial Class)

    Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA –

        Service Class (OppMStSCapS)

    Oppenheimer Variable Account Funds – Oppenheimer Mid Cap Fund/VA –

        Non-Service Shares (OppMidCap) (formerly Oppenheimer Variable Account Funds –

            Oppenheimer Aggressive Growth Fund/VA – Initial Class)

    Oppenheimer Variable Account Funds – Oppenheimer Strategic Bond Fund/VA –

        Service Class (OppStratBdS)

Portfolios of the PIMCO Variable Insurance Trust;

    PIMCO Variable Insurance Trust – PIMCO VIT Real Return Portfolio –

        Administrative Shares (PVITRealRet)

    PIMCO Variable Insurance Trust – PIMCO VIT Total Return Portfolio –

        Administrative Shares (PVITTotRet)

Portfolios of the Putnam Variable Trust;

    Putnam Variable Trust – Putnam VT Growth & Income Fund – IB Shares (PVTGroInc)

    Putnam Variable Trust – Putnam VT International Equity Fund – IB Shares (PVTIntEq)*

    Putnam Variable Trust – Putnam VT Voyager Fund – IB Shares (PVTVoyII)*

Royce Capital Fund – Micro Cap

SBL Fund – Series D (Global Series) (SBLGlob)

SBL Fund – Series J (Mid Cap Growth Series) (SBLMidCapGr)

SBL Fund – Series N (Managed Asset Allocation Series) (SBLAsAlloc)

SBL Fund – Series O (Equity Income Series) (SBLEqInc)

SBL Fund – Series P (High Yield Series) (SBLHighYld)

SBL Fund – Series Q (Small Cap Value Series) (SBLSmCapVal)

SBL Fund – Series V (Mid Cap Value Series) (SBLMidCapVal)

SBL Fund – Series X (Small Cap Growth Series) (SBLSmCapGr)

SBL Fund – Series Y (Select 25 Series) (SBLSel25)

T. Rowe Price Blue Chip Growth Portfolio – II (TRoeBlChip2)

T. Rowe Price Equity Income Portfolio – II (TRowEqInc2)

T. Rowe Price Limited Term Bond Portfolio – Class II (TRowLtdTBd2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Van Eck Worldwide Insurance Trust;

    Van Eck Worldwide Insurance Trust – Worldwide Emerging Markets Fund – Class R1 (VEWrldEMktR1)

    Van Eck Worldwide Insurance Trust – Worldwide Emerging Markets Fund – Initial Class (VEWrldEMkt)

    Van Eck Worldwide Insurance Trust – Worldwide Hard Assets Fund – Class R1 (VEWrldHAsR1)

    Van Eck Worldwide Insurance Trust – Worldwide Hard Assets Fund – Initial Class (VEWrldHAs)

Portfolios of the Van Kampen – The Universal Institutional Funds Inc.;

    Van Kampen – The Universal Institutional Funds Inc. – Core Plus Fixed Income Portfolio –

        Class I (VKCorPlus)

    Van Kampen – The Universal Institutional Funds Inc. – Core Plus Fixed Income Portfolio –

        Class II (VKCorPlus2)

    Van Kampen – The Universal Institutional Funds Inc. – Emerging Markets Debt Portfolio –

        Class I (VKEmMkt)

    Van Kampen – The Universal Institutional Funds Inc. – International Magnum Portfolio –

        Class I (VKIntMag)*

    Van Kampen – The Universal Institutional Funds Inc. – Mid Cap Growth Portfolio – Class I (VKMidCapG)

    Van Kampen – The Universal Institutional Funds Inc. – U.S. Real Estate Portfolio –

        Class I (VKUSRealEst)

Portfolios of the Van Kampen Life Investment Trust;

    Van Kampen Life Investment Trust – Comstock Portfolio – Class II (VKCom2)

    Van Kampen Life Investment Trust – Morgan Stanley Real Estate Securities Fund (VKRealEstSec)*

    Van Kampen Life Investment Trust – Strategic Growth Portfolio – Class II (VKStrGr2)

        (formerly Van Kampen Life Investment Trust – Emerging Growth Portfolio – Class II)

Portfolios of the Victory Variable Insurance Funds;

    Victory Variable Insurance Funds – Diversified Stock Fund Class A Shares (VicDivrStk)

    Victory Variable Insurance Funds – Investment Quality Bond Fund Class A Shares (VicInvQBd)*

    Victory Variable Insurance Funds – Small Company Opportunity Fund Class A Shares (VicSmCoOpp)*

Portfolios of the W&R Target Funds Inc.;

    W&R Target Funds Inc. – Asset Strategy Portfolio (WRAsStrat)

    W&R Target Funds Inc. – Balanced Portfolio (WRBal)

    W&R Target Funds Inc. – Bond Portfolio (WRBond)

    W&R Target Funds Inc. – Core Equity Portfolio (WRCoreEq)

    W&R Target Funds Inc. – Dividend Income Portfolio (WRDivInc)

    W&R Target Funds Inc. – Energy Portfolio (WREnergy)

    W&R Target Funds Inc. – Global Natural Resources Portfolio (WRGlNatRes)

    W&R Target Funds Inc. – Growth Portfolio (WRGrowth)

    W&R Target Funds Inc. – High Income Portfolio (WRHiInc)

    W&R Target Funds Inc. – International Growth Portfolio (WRIntlGr)

    W&R Target Funds Inc. – International Value Portfolio (WRIntVal)

    W&R Target Funds Inc. – Limited-Term Bond Portfolio (WRLTBond)

    W&R Target Funds Inc. – Micro Cap Growth Portfolio (WRMicCpGr)

    W&R Target Funds Inc. – Mid Cap Growth Portfolio (WRMidCpGr)

    W&R Target Funds Inc. – Money Market Portfolio (WRMMkt)

    W&R Target Funds Inc. – Mortgage Securities Portfolio (WRMortSec)

    W&R Target Funds Inc. – Real Estate Securities Portfolio (WRRealEstS)

    W&R Target Funds Inc. – Science and Technology Portfolio (WRSciTech)

    W&R Target Funds Inc. – Small Cap Growth Portfolio (WRSmCapGr)

    W&R Target Funds Inc. – Small Cap Value Portfolio (WRSmCpVal)

    W&R Target Funds Inc. – Value Portfolio (WRValue)

Portfolio of the Wells Fargo Advantage Variable Trust FundsSM;

    Wells Fargo Advantage Variable Trust FundsSM – Wells Fargo Advantage VT Opportunity FundSM (WFOpp)

* At December 31, 2006, contract owners were not invested in this fund.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Effective May 2002, due to the Dreyfus Investment Portfolio – European Equity Portfolio no longer being available within the Account, assets of contract owners invested in this sub-account were liquidated and exchanged into the Gartmore Variable Insurance Trust – Money Market Fund – Class I.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c)	Security Valuation, Transactions and Related Investment Income
Investments in underlying mutual funds are valued based on the closing net asset value per share at December 31, 2006 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on a First in – First out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d)	Federal Income Taxes
Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)	Use of Estimates in the Preparation of Financial Statements
The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)	Calculation of Annuity Reserves
Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

(g)	New Accounting Pronouncement
In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standard (SFAS) 157. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, with early adoption permitted. SFAS 157 is not expected to have a material impact on the Accounts’ financial position or results of their operations upon adoption.

(2)	Expenses
The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge.

On BOA Future, ElitePro Classic, BOA Choice, BOA V and BOA Choice Venue contracts the contingent deferred sales charge will not exceed 7% of purchase payments surrendered, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years the charge is 0%. On ElitePro Ltd contracts, the contingent deferred sales charge will not exceed 7% of purchase payments surrendered, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years the charge is 0%. On BOA Income contracts, the contingent deferred sales charge will not exceed 6% of purchase payments surrendered, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years the charge is 0%. No sales charges are deducted on BOA Exclusive II contracts.

No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the company.

The Company may deduct an annual contract maintenance charge of up to $35, depending on contract issued, which is satisfied by surrendering units.

The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Nationwide Variable Account-9 Options	BOA Future(1)		ElitiPro Classic	ElitiPro Ltd	BOA Choice(2)		BOA V(3)	BOA Income	BOA Exclusive II(4)		BOA choice Venue
Variable Account Charges – Recurring	0.95%		1.60%	1.75%	1.20%		1.10%	1.25%	1.20%		1.50%
Reduced Purchase Payment Option	0.25%		–	–	–		–	–	–		–
Initial lowered to $1,000 and subsequent lowered to $25. Not available for investment only contracts.
Five Year CDSC Option	0.15%		–	–	–		0.15%	–	–		–
CDSC Waiver Options:
Additional (5%) Withdrawal without Charge and Disability	0.10%		–	–	–		0.10%	–	–		–
In addition to standard 10% CDSC-free withdrawal privilege.
10 Year and Disability Waiver for Tax Sheltered Annuities	0.05%		–	–	–		0.05%	–	–		–
CDSC waived if (i) contract owner has owned contract for 10 years and (ii) has made regular payroll deferrals during entire contract year for at least 5 of those 10 years.
Hardship Waiver for Tax Sheltered Annuities	0.15%		–	–	–		0.15%	–	–		–
CDSC waived if contract owner experiences hardship (defined under IRC Section 401(k)).
Death Benefit Options:
Allows enhanced provision in place of the standard death benefit.
One-Year Enhanced	0.15	%(5)	–	–	–		–	–	0.15	%(5)	–
One-Year Step Up	0.05	%(6)	–	–	–		0.05%	–	0.10	%(6)	–
Greater of One-Year or 5% Enhanced	0.20	%(5)	–	–	0.15	%(5)	–	–	0.20	%(5)	0.15%
5% Enhanced	0.10	%(7)	–	–	0.05	%(7)	0.10%	–	0.15	%(7)	–
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances.
Option 1	0.45	%(8)	–	–	0.45	%(9)	–	–	0.45	%(9)	0.45	%(9)
Option 2	0.30	%(8)	–	–	0.30	%(9)	–	–	0.30	%(9)	0.30	%(9)
Spousal Protection Annuity Option	–		–	–	–		–	–	–		0.10%
Allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Extra Value Option (EV)	0.45%		–	–	–		–	–	–		–
Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options for first seven contract years in exchange for application of 3% of purchase payments made during the first 12 months contract is in force.

Beneficiary Protector Option	0.40%		–	–	0.40%		–	–	0.40%		0.40%
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
America’s Income Annuity Income Foundation Rider	–		–	–	–		–	1.00%	–		–
Provides for a guarantee of variable annuity payments.
Capital Preservation Plus Option	0.50%		–	–	–		–	–	0.50%		0.50%
Provides a return of principle guarantee over the elected program period.

Maximum Variable Account Charges(10):	3.95%		1.60%	1.75%	2.20%		1.70%	2.25%	2.80%		3.10%

(1)	Includes Key Corp, NEA, Waddell & Reed Advisors Select Plus, First Tennessee and BB&T products.
(2)	Includes Key Corp and Paine Weber products.
(3)	Includes NEA Select product.
(4)	Includes Waddell & Reed Advisors Select Reserve product.
(5)	Available beginning January 2, 2002 or a later date if state law requires.
(6)	Available until state approval is received for the One-Year Enhanced Death Benefit Option.
(7)	Available until state approval is received for Greater of One-Year or 5% Enhanced Death Benefit Option.
(8)	No longer available effective May 1, 2003. Applicant could elect one or both GMIB options.
(9)	No longer available effective May 1, 2003. Applicant could elect one GMIB option.
(10)
When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2006.

	Total	AIMBBal	AIMBValue2	AIMBlueCh	AIMCapAp	AIMCapAp2	AIMCapDev2	AIMCoreEq
0.95%	$38,223,572	1,303	821	400	279	160	3,003	321
1.00%	14,272,735	–	331	–	–	131	563	–
1.05%	2,804,607	–	107	–	–	–	31	–
1.10%	12,387,351	1,909	91	897	262	7	92	565
1.15%	6,355,599	691	3	28	687	333	8	240
1.20%	19,178,445	58	319	–	–	377	1,630	–
1.25%	3,401,391	1,161	5,358	61	–	244	2,234	295
1.30%	3,301,054	177	–	–	19	–	5	–
1.35%	4,133,567	360	2	70	–	21	297	287
1.40%	29,233,111	81	529	51	597	144	1,465	847
1.45%	9,928,755	–	–	–	–	–	1,259	–
1.50%	3,653,393	–	24,687	–	–	3,941	1,034	–
1.55%	12,881,874	1,783	548	782	204	125	579	3,433
1.60%	6,744,521	18	6,447	–	260	1,791	58	–
1.65%	4,381,618	–	33,411	–	–	3,388	1,836	–
1.70%	1,803,920	–	2	–	–	–	45	–
1.75%	2,183,384	50	6,287	–	5	1,780	219	–
1.80%	1,596,093	–	2,779	–	–	581	–	–
1.85%	2,300,382	–	62	–	–	–	187	–
1.90%	692,537	–	3,089	–	–	193	122	–
1.95%	1,412,634	–	25,030	–	–	4,755	286	–
2.00%	1,385,622	569	79	–	–	126	61	–
2.05%	1,622,372	1,570	6,610	469	–	3,130	843	–
2.10%	943,602	–	16,681	–	–	1,532	56	–
2.15%	292,136	–	4,781	–	–	657	296	–
2.20%	878,010	–	7,713	–	–	3,948	162	–
2.25%	419,907	–	146	–	–	158	354	–
2.30%	144,551	–	–	–	–	–	–	–
2.35%	45,113	–	210	–	–	254	–	–
2.40%	234,011	–	–	–	–	–	–	–
2.45%	99,317	–	175	–	–	391	69	–
2.50%	115,023	–	3,408	–	–	–	–	–
2.55%	21,265	–	–	–	–	–	–	–
2.60%	157,364	–	7,439	–	–	123	222	–
2.65%	5,487	–	–	–	–	–	–	–
2.70%	2,254	–	–	–	–	–	–	–
2.85%	565	–	–	–	–	–	–	–

Totals	$187,237,142	9,730	157,145	2,758	2,313	28,290	17,016	5,988

	AIMCoreEq2	AIMGlobHlth	AIMGlobReal	AIMLrgCpGr	AIMPreEq	AIMPreEq2	AlGrIncB	AlLrgCpGrB
0.95%	$–	–	–	466	176	–	–	–
1.00%	–	–	–	–	–	–	–	–
1.05%	–	–	–	–	–	–	–	–
1.10%	–	163	245	1,053	223	–	–	–
1.15%	–	14	62	43	114	–	–	–
1.20%	–	–	9	–	–	–	–	–
1.25%	–	–	–	79	144	–	284	–
1.30%	–	–	–	–	–	–	–	–
1.35%	–	–	–	83	129	–	–	–
1.40%	–	–	–	64	183	–	–	–
1.45%	–	–	–	–	–	–	–	–
1.50%	3,515	–	–	–	–	1,658	13,577	9,222
1.55%	–	–	–	964	943	–	–	–
1.60%	1,077	–	–	–	–	500	8,587	2,639
1.65%	3,920	–	–	–	–	1,990	11,261	19,193
1.70%	–	–	–	–	–	–	–	–
1.75%	559	–	–	–	–	270	2,016	1,610
1.80%	329	–	–	–	–	156	1,741	1,965
1.85%	–	–	–	–	–	–	–	–
1.90%	329	–	–	–	–	157	50	237
1.95%	2,798	–	–	–	–	1,360	9,836	15,312
2.00%	–	–	–	–	–	–	–	–
2.05%	4,594	–	–	404	–	2,261	8,206	4,182
2.10%	1,977	–	–	–	–	942	6,365	5,582
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	AIMCoreEq2	AIMGlobHlth	AIMGlobReal	AIMLrgCpGr	AIMPreEq	AIMPreEq2	AlGrIncB	AlLrgCpGrB
2.15%	83	–	–	–	–	39	432	–
2.20%	751	–	–	–	–	396	6,186	2,033
2.25%	–	–	–	–	–	–	–	–
2.30%	–	–	–	–	–	–	–	–
2.35%	44	–	–	–	–	30	675	228
2.40%	–	–	–	–	–	–	–	–
2.45%	1,351	–	–	–	–	644	950	170
2.50%	72	–	–	–	–	34	2,324	1,381
2.55%	–	–	–	–	–	–	–	–
2.60%	403	–	–	–	–	190	2,032	436
2.65%	–	–	–	–	–	–	–	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$21,802	177	316	3,156	1,912	10,627	74,522	64,190

	AlSmMdCpB	ACVPIncGr	ACVPIncGr2	ACVPInflPro2	ACVPInt	ACVPInt3	ACVPMdCpV1	ACVPMdCpV2
0.95%	$–	592,932	–	140,340	347,014	200,363	8,632	–
1.00%	–	248,841	–	43,558	173,539	59,749	1,648	–
1.05%	–	54,454	–	13,192	27,546	15,107	227	–
1.10%	–	154,104	–	33,105	41,304	50,374	1,223	–
1.15%	–	66,983	–	24,628	17,774	31,812	947	–
1.20%	–	292,171	–	118,582	155,154	142,893	4,318	–
1.25%	82	43,535	–	21,018	20,271	14,564	471	697
1.30%	–	50,171	–	13,633	33,335	14,347	1,001	–
1.35%	–	54,781	–	26,002	15,898	26,034	639	–
1.40%	–	355,312	–	118,188	120,129	120,091	3,195	–
1.45%	–	119,123	–	41,132	83,839	27,958	1,235	–
1.50%	14,855	42,812	14,738	7,845	24,020	11,222	187	–
1.55%	–	139,611	–	45,483	34,108	35,342	1,672	–
1.60%	2,369	56,649	1,897	23,494	12,025	29,657	646	–
1.65%	23,860	66,888	9,587	24,294	18,360	25,798	883	–
1.70%	–	19,244	–	2,722	3,406	7,389	247	–
1.75%	4,999	29,554	1,725	6,102	4,311	8,200	36	–
1.80%	2,657	25,199	792	5,140	3,499	9,480	42	–
1.85%	–	16,219	–	6,878	5,125	10,016	775	–
1.90%	2,675	7,318	1,259	244	1,286	523	74	–
1.95%	16,266	5,108	3,560	3,574	8,710	4,381	–	–
2.00%	881	13,121	556	3,848	1,248	1,805	124	–
2.05%	12,444	17,828	4,522	1,340	4,360	12,330	138	–
2.10%	12,581	4,174	22,997	3,173	225	1,140	22	–
2.15%	3,519	1,018	412	549	93	1,046	–	–
2.20%	8,197	2,213	9,768	4,061	1,011	1,392	6	–
2.25%	–	341	–	7,488	–	329	11	476
2.30%	–	498	–	–	12	478	–	–
2.35%	1,427	14	1,082	175	–	4	–	–
2.40%	–	1,087	–	94	–	1,746	–	–
2.45%	1,005	423	–	86	–	–	–	–
2.50%	633	378	929	–	–	–	–	–
2.55%	–	–	–	–	–	–	–	–
2.60%	1,247	499	1,354	–	–	404	–	–
2.65%	–	7	–	–	–	–	–	–
2.70%	–	204	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$109,697	2,482,814	75,178	739,968	1,157,602	865,974	28,399	1,173

	ACVPUltra	ACVPUltra2	ACVPVal	ACVPVal2	ACVPVista1	ACVPVista2	BBTCapMgr	BBTLgCapV

0.95%	$37,279	–	1,213,184	–	567	–	1,920	9,760
1.00%	10,828	–	394,731	–	378	–	–	–
1.05%	2,251	–	77,366	–	–	–	–	41
1.10%	10,356	–	384,769	–	21	–	4,507	9,130
1.15%	9,135	–	203,099	–	154	–	2,901	4,173
1.20%	30,480	–	764,792	–	211	–	21	209
1.25%	4,615	–	114,646	–	125	63	367	1,315
1.30%	1,808	–	156,817	–	–	–	575	1,431
1.35%	4,573	–	171,142	–	18	–	431	1,675
1.40%	30,740	–	989,919	–	200	–	277	8,782
1.45%	8,881	–	333,668	–	451	–	1,518	880
1.50%	1,803	7,556	100,321	34,984	19	–	82	86
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	ACVPUltra	ACVPUltra2	ACVPVal	ACVPVal2	ACVPVista1	ACVPVista2	BBTCapMgr	BBTLgCapV
1.55%	12,772	–	456,700	–	30	–	1,670	7,544
1.60%	6,966	1,551	179,350	7,264	–	–	4,278	2,485
1.65%	5,387	7,963	132,464	15,362	83	–	2,942	438
1.70%	260	–	63,494	–	–	–	6,672	33
1.75%	1,364	2,689	76,982	6,131	–	–	8	62
1.80%	1,340	307	53,459	9,250	–	–	–	–
1.85%	1,997	–	82,287	–	3	–	–	1,413
1.90%	1,106	297	17,783	8,550	–	–	–	2,208
1.95%	285	6,101	11,579	20,278	–	–	–	–
2.00%	60	811	44,229	3,618	299	–	–	699
2.05%	120	3,086	45,652	13,576	–	–	–	–
2.10%	1,110	3,194	7,361	12,220	–	–	–	–
2.15%	301	105	9,054	1,610	–	–	–	–
2.20%	239	3,867	14,131	9,097	–	–	–	–
2.25%	81	–	5,628	–	–	248	–	–
2.30%	–	–	3,094	–	–	–	–	–
2.35%	–	84	–	2,310	–	–	–	–
2.40%	–	–	1,289	–	–	–	–	–
2.45%	–	145	3,064	2,808	–	–	–	–
2.50%	–	–	681	787	–	–	–	–
2.55%	–	–	751	–	–	–	–	–
2.60%	46	362	1,537	2,839	–	–	–	–
2.65%	–	–	38	–	–	–	–	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$186,183	38,118	6,115,061	150,684	2,559	311	28,169	52,364

	BBTLgCapGr	BBTMdCapGr	CSTGlSmCp	CSTIntFoc	CSTLCapV	DryELeadS	DrySmCapIxS	DrySRGro
0.95%	$2,779	8,517	19,223	42,954	57,712	–	167,399	327,912
1.00%	–	–	7,098	23,407	34,905	–	59,250	144,695
1.05%	7	98	3,718	5,317	11,278	–	12,222	31,454
1.10%	2,978	5,290	899	1,118	2,376	–	51,611	115,856
1.15%	321	931	51	89	523	–	33,967	32,438
1.20%	–	155	2,672	5,460	18,139	–	82,050	117,029
1.25%	880	745	73	1,134	2,222	–	18,948	18,118
1.30%	1,016	1,124	29	409	3,066	–	15,190	21,177
1.35%	427	1,060	–	81	161	–	37,195	15,065
1.40%	2,235	4,653	29	128	6,313	–	119,469	131,674
1.45%	984	1,162	–	109	3,205	–	38,201	84,384
1.50%	68	85	–	866	1,571	4,621	10,460	13,922
1.55%	2,094	2,121	–	–	119	–	48,211	28,504
1.60%	2,362	4,356	–	36	25	1,609	26,439	11,091
1.65%	40	806	–	281	303	2,335	14,533	23,419
1.70%	30	31	–	–	30	–	8,216	7,153
1.75%	197	326	–	–	15	2,545	7,156	4,059
1.80%	33	–	–	–	558	229	5,241	3,847
1.85%	5,328	6,978	–	–	107	–	7,811	6,424
1.90%	–	3,681	–	–	31	127	4,748	1,138
1.95%	–	–	–	–	–	3,281	1,613	4,323
2.00%	589	–	–	–	–	545	6,228	2,411
2.05%	486	1,173	–	–	–	2,553	8,508	3,269
2.10%	–	–	–	–	22	1,964	276	1,111
2.15%	–	–	–	–	–	521	1,403	273
2.20%	–	–	–	–	–	5,631	1,856	858
2.25%	–	–	–	–	–	–	383	1,213
2.30%	–	–	–	–	10	–	393	143
2.35%	–	–	–	–	–	–	–	47
2.40%	–	–	–	–	–	–	619	–
2.45%	–	–	–	–	–	346	101	35
2.50%	–	–	–	–	–	–	–	–
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	–	–	783	–	–
2.65%	–	–	–	–	–	–	–	–
2.70%	–	–	–	–	–	–	–	103
2.85%	–	–	–	–	–	–	–	–

Totals	$22,854	43,292	33,792	81,389	142,691	27,090	789,697	1,153,145

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	DrySRGroS	DryStkIx	DryVIFApp	DryVIFAppS	DryVIFDevLd	DryVIFIntVal	FedAmLeadS	FedCapApS
0.95%	$–	2,718,383	415,180	–	793	1,087	–	–
1.00%	–	1,319,787	179,968	–	–	–	–	–
1.05%	–	251,174	46,729	–	–	–	–	–
1.10%	–	584,236	98,545	–	320	696	–	–
1.15%	–	316,180	49,436	–	–	72	–	–
1.20%	–	1,130,927	196,565	–	–	–	–	–
1.25%	–	167,822	33,560	–	26	–	–	–
1.30%	–	249,719	37,194	–	–	–	–	–
1.35%	–	271,373	39,957	–	154	–	–	–
1.40%	–	1,256,682	195,600	–	370	2,185	–	–
1.45%	–	520,042	43,372	–	–	–	–	–
1.50%	1,135	105,201	21,783	10,940	–	–	2,365	1,635
1.55%	–	441,892	67,638	–	864	2,397	–	–
1.60%	65	229,083	33,135	6,844	–	–	–	4,564
1.65%	1,082	131,821	28,362	7,211	–	–	1,566	612
1.70%	–	116,309	8,431	–	–	–	–	–
1.75%	175	68,643	8,796	3,697	–	–	650	125
1.80%	–	66,242	11,489	895	–	–	111	381
1.85%	–	52,403	7,349	–	5,049	–	–	–
1.90%	34	25,447	3,000	843	–	–	–	774
1.95%	664	33,053	1,500	5,906	–	–	1,759	5,003
2.00%	–	33,292	2,911	66	–	–	–	–
2.05%	346	63,843	6,261	16,947	–	–	1,210	2,593
2.10%	483	6,116	2,092	4,502	–	–	709	1,329
2.15%	138	12,922	2,393	30	–	–	22	22
2.20%	45	13,303	654	5,093	–	–	2,248	2,222
2.25%	–	7,559	1,274	–	–	–	–	–
2.30%	–	4,002	132	–	–	–	–	–
2.35%	–	219	33	246	–	–	939	–
2.40%	–	134	316	–	–	–	–	–
2.45%	500	50	41	2,920	–	–	–	–
2.50%	–	–	–	1,314	–	–	–	–
2.55%	–	–	–	–	–	–	–	–
2.60%	32	–	795	577	–	–	496	358
2.65%	–	95	–	–	–	–	–	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$4,699	10,197,954	1,544,491	68,031	7,576	6,437	12,075	19,618

	FedHiIncS	FedMrkOp	FedQualBd	FedQualBdS	FidVIPEIS	FidVIPEIS2	FidVIPGrS	FidVIPGrS2
0.95%	$–	873	718,765	–	2,194,342	–	1,244,579	–
1.00%	–	502	159,188	–	924,248	–	697,688	–
1.05%	–	45	39,732	–	203,332	–	120,823	–
1.10%	–	48	225,483	–	539,420	–	281,859	–
1.15%	–	52	129,878	–	281,564	–	127,480	–
1.20%	–	377	430,975	–	1,125,598	–	709,848	–
1.25%	–	–	74,894	–	166,959	–	100,316	–
1.30%	–	227	78,157	–	159,452	–	142,985	–
1.35%	–	83	117,062	–	286,650	–	139,440	–
1.40%	–	1,459	584,345	–	1,466,835	–	826,305	–
1.45%	–	1,418	147,597	–	504,677	–	405,400	–
1.50%	13,314	–	67,111	35,847	128,495	62,574	84,983	18,977
1.55%	–	338	276,406	–	555,934	–	217,762	–
1.60%	4,447	125	165,535	11,031	277,429	20,844	88,021	10,618
1.65%	13,398	115	67,759	26,334	189,888	36,260	116,151	12,701
1.70%	–	62	64,751	–	67,846	–	86,737	–
1.75%	3,216	–	79,334	9,050	103,941	16,952	37,292	7,248
1.80%	1,171	166	32,837	2,135	77,462	12,043	30,495	3,417
1.85%	–	372	43,869	–	89,648	–	25,657	–
1.90%	798	122	14,799	3,012	13,661	12,120	16,818	1,729
1.95%	7,679	–	6,295	24,498	21,621	37,862	10,298	7,484
2.00%	284	–	25,835	265	32,021	530	25,530	504
2.05%	6,000	–	38,095	12,297	58,797	12,847	16,273	14,238
2.10%	26,088	–	2,966	19,500	1,638	42,760	3,604	10,425
2.15%	3,599	50	3,736	1,465	5,708	678	5,757	50
2.20%	6,346	–	6,805	16,562	16,278	20,760	5,296	10,531
2.25%	–	26	2,949	–	8,074	–	918	–
2.30%	–	–	1,732	–	2,579	–	760	–
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	FedHiIncS	FedMrkOp	FedQualBd	FedQualBdS	FidVIPEIS	FidVIPEIS2	FidVIPGrS	FidVIPGrS2
2.35%	805	–	67	799	36	764	56	75
2.40%	–	–	1,021	–	453	–	43	–
2.45%	1,402	–	65	1,030	2,587	3,120	151	3,510
2.50%	7,498	–	704	1,544	–	4,867	85	1,847
2.55%	–	–	–	–	723	–	–	–
2.60%	823	–	2,468	5,449	944	9,086	790	1,862
2.65%	–	–	94	–	25	–	33	–
2.70%	–	–	256	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$96,868	6,460	3,611,565	170,818	9,508,865	294,067	5,570,233	105,216

	FidVIPHIS	FidVIPOvS	FidVIPOvS2R	FidVIPOvSR	FidVIPConS	FidVIPConS2	FidVIPIGBdS	FidVIPGrOpS
0.95%	$619,508	216,017	–	334,808	2,500,667	–	154,162	240,435
1.00%	246,404	96,228	–	81,448	1,103,347	–	56,036	158,187
1.05%	62,006	21,237	–	13,477	195,212	–	11,015	33,560
1.10%	134,483	21,204	–	67,640	576,689	–	48,808	21,047
1.15%	68,045	10,942	–	47,585	274,698	–	17,230	6,629
1.20%	347,136	113,049	–	199,557	1,351,397	–	93,526	76,726
1.25%	46,089	16,826	–	21,599	170,143	–	15,091	10,195
1.30%	59,734	15,167	–	30,496	240,568	–	13,747	12,136
1.35%	63,209	9,678	–	36,834	285,584	–	15,757	8,616
1.40%	365,829	74,706	–	194,925	1,537,889	–	110,114	65,634
1.45%	128,779	53,043	–	52,209	642,264	–	31,914	31,481
1.50%	36,706	9,055	28,129	10,788	156,254	71,060	11,035	6,924
1.55%	104,179	15,254	–	61,613	489,665	–	25,728	21,459
1.60%	50,374	3,603	10,713	33,497	220,325	15,174	39,785	6,833
1.65%	38,740	6,295	24,875	27,935	172,957	40,539	9,624	11,124
1.70%	20,505	3,874	–	8,715	75,346	–	3,607	4,488
1.75%	43,232	3,347	8,417	10,837	107,727	22,680	7,941	2,427
1.80%	12,255	3,794	2,469	9,422	76,912	7,841	8,045	1,445
1.85%	22,320	5,380	–	15,011	101,835	–	8,639	4,050
1.90%	2,314	1,313	6,398	4,203	30,271	9,619	3,750	1,294
1.95%	5,867	1,280	31,615	764	24,921	58,135	1,418	1,177
2.00%	12,804	2,828	2,386	3,900	59,940	2,413	5,651	510
2.05%	8,060	2,533	18,642	7,977	45,826	27,668	3,361	1,285
2.10%	1,975	1,036	22,170	1,665	11,192	38,336	1,372	161
2.15%	5,239	–	716	893	11,622	1,511	1,351	1,678
2.20%	5,455	849	16,118	2,569	10,243	28,886	2,884	507
2.25%	176	11	–	736	30,419	–	7,415	14
2.30%	108	–	–	1,073	8,224	–	24	8
2.35%	82	–	450	74	311	2,734	–	21
2.40%	–	–	–	2	19,776	–	95	–
2.45%	61	–	3,534	100	1,068	1,042	–	–
2.50%	–	–	3,298	–	1,703	2,389	–	–
2.55%	192	–	–	–	1,731	–	–	–
2.60%	–	–	2,105	468	2,049	4,002	–	–
2.65%	22	–	–	15	367	–	–	–
2.70%	–	–	–	–	238	–	–	–
2.85%	–	–	–	–	16	–	–	–

Totals	$2,511,888	708,549	182,035	1,282,835	10,539,396	334,029	709,125	730,051

	FidVIPMCapS	FidVIPMCapS2	FidVIPVaIS	FidVIPVaIS2	FidVIPEnergyS2	FidVIPFree10S	FidVIPFree10S2	FidVIPFree20S
0.95%	$19,712	–	98,569	–	16,459	1,027	–	2,953
1.00%	4,311	–	33,862	–	3,441	406	–	2,811
1.05%	1,300	–	6,170	–	1,255	–	–	112
1.10%	5,660	–	22,921	–	2,179	152	–	288
1.15%	2,693	–	18,360	–	1,375	112	–	37
1.20%	17,324	–	61,937	–	6,197	447	–	975
1.25%	2,053	7,418	13,169	–	2,618	990	291	156
1.30%	2,421	–	8,922	–	636	236	–	102
1.35%	2,233	–	12,917	–	2,142	–	–	358
1.40%	13,248	–	85,509	–	4,655	4,236	–	369
1.45%	7,450	–	36,234	–	4,946	26	–	103
1.50%	633	45,234	4,408	10,895	1,527	666	–	27
1.55%	6,828	–	27,009	–	4,176	1,235	–	552
1.60%	3,814	16,728	18,964	2,306	1,998	–	–	–
1.65%	2,075	29,329	9,450	2,371	804	–	–	17
1.70%	1,265	–	8,221	–	292	128	–	–
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	FidVIPMCapS	FidVIPMCapS2	FidVIPVaIS	FidVIPVaIS2	FidVIPEnergyS2	FidVIPFree10S	FidVIPFree10S2	FidVIPFree20S
1.75%	247	12,994	7,163	3,709	487	390	–	391
1.80%	150	3,914	2,748	1,541	301	–	–	–
1.85%	2,998	–	4,970	–	694	–	–	–
1.90%	634	6,267	438	1,168	44	–	–	–
1.95%	275	31,876	660	8,774	582	–	–	–
2.00%	268	4,688	1,751	47	601	2,132	–	–
2.05%	793	27,730	1,167	3,663	796	–	–	–
2.10%	–	26,204	3,900	8,435	28	–	–	–
2.15%	–	1,000	1,275	843	63	–	–	–
2.20%	120	17,611	1,806	2,494	505	–	–	–
2.25%	–	9,325	2,164	–	24	–	–	–
2.30%	815	–	178	–	1,189	–	–	–
2.35%	–	1,581	–	143	290	–	–	–
2.40%	–	–	27	–	9	–	–	–
2.45%	–	3,560	223	215	–	–	–	–
2.50%	–	6,191	193	1,244	–	–	–	–
2.55%	60	–	–	–	36	–	–	–
2.60%	–	2,343	–	1,492	–	–	–	–
2.65%	28	–	29	–	16	–	–	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$99,408	253,993	495,314	49,340	60,365	12,183	291	9,251

	FidVIPFree20S2	FidVIPFree30S	FidVIPFree30S2	FICoreEq	FHCapAp	FrVIPIncSec2	FrVIPRisDiv2	FrVIPSmCapV2
0.95%	$–	303	–	190	59	16,421	–	16,818
1.00%	–	234	–	–	–	9,682	–	6,711
1.05%	–	–	–	1	–	2,933	–	1,859
1.10%	–	141	–	475	16	5,109	–	1,714
1.15%	–	20	–	147	207	1,854	–	1,382
1.20%	–	581	–	113	12	18,272	–	8,838
1.25%	122	16	139	3	–	4,086	11,615	6,819
1.30%	–	–	–	22	–	5,089	–	325
1.35%	–	402	–	43	–	3,616	–	1,125
1.40%	–	677	–	341	214	23,491	–	8,807
1.45%	–	102	–	58	–	14,235	–	4,303
1.50%	–	–	–	45	61	986	–	193
1.55%	–	19	–	405	86	7,368	–	1,847
1.60%	–	–	–	66	30	3,073	–	1,798
1.65%	–	–	–	90	42	743	–	769
1.70%	–	–	–	203	316	1,339	–	1,164
1.75%	–	–	–	284	–	1,003	–	206
1.80%	–	469	–	1	–	736	–	314
1.85%	–	–	–	–	–	1,416	–	1,698
1.90%	–	–	–	–	–	149	–	414
1.95%	–	–	–	21	–	189	–	301
2.00%	–	–	–	126	7	253	–	200
2.05%	–	–	–	–	–	796	–	483
2.10%	–	–	–	–	–	10	–	39
2.15%	–	–	–	–	–	103	–	64
2.20%	–	–	–	–	–	–	–	124
2.25%	316	–	1,984	–	–	361	8,131	49
2.30%	–	–	–	–	–	–	–	–
2.35%	–	–	–	–	–	–	–	193
2.40%	–	–	–	–	–	–	–	–
2.45%	–	–	–	–	–	–	–	–
2.50%	–	–	–	–	–	–	–	–
2.55%	–	–	–	–	–	–	–	46
2.60%	–	–	–	–	–	–	–	–
2.65%	–	–	–	–	–	–	–	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$438	2,964	2,123	2,634	1,050	123,313	19,746	68,603

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	FrVIPDevMrk3	FrVIPForSec2	FrVIPForSec3	FrVIPGlInc3	GVITAstAll2	GVITBnd2	GVITGlobGr2	GVITGrowth2
0.95%	$3,218	–	3,932	12,094	15,982	14,891	11,351	13,152
1.00%	1,171	–	1,484	1,567	6,761	992	2,878	4,501
1.05%	573	–	309	1,330	933	285	575	903
1.10%	556	–	1,006	1,666	1,745	2,092	3,948	4,552
1.15%	366	–	631	331	1,770	793	900	3,284
1.20%	2,152	–	1,959	7,827	19,461	8,058	10,428	13,767
1.25%	3,166	1,259	6,646	1,850	1,589	402	1,324	1,616
1.30%	368	–	402	181	6,249	726	8,873	5,013
1.35%	157	–	640	491	2,769	1,837	2,561	4,004
1.40%	2,245	–	3,254	13,301	15,996	7,443	10,083	16,959
1.45%	3,149	–	981	3,791	2,880	2,325	1,183	2,558
1.50%	125	–	241	16	385	216	242	777
1.55%	767	–	1,242	1,849	4,087	1,158	1,907	3,559
1.60%	1,711	–	659	806	91	520	453	3,403
1.65%	449	–	552	3,005	716	1,347	1,321	2,352
1.70%	612	–	211	825	1,273	119	582	1,013
1.75%	26	–	518	16	309	73	34	300
1.80%	21	–	22	1	172	706	396	279
1.85%	389	–	567	345	580	477	1,997	34
1.90%	624	–	47	407	32	301	–	5
1.95%	–	–	–	–	482	–	13	–
2.00%	55	–	59	79	309	–	178	79
2.05%	697	–	112	536	574	361	275	–
2.10%	16	–	24	–	–	–	1	20
2.15%	53	–	–	–	–	–	–	–
2.20%	–	–	–	–	–	96	122	61
2.25%	40	–	–	–	774	625	–	932
2.30%	–	–	–	86	–	–	–	–
2.35%	78	–	–	–	–	–	–	–
2.40%	–	–	–	–	107	–	–	–
2.45%	–	–	–	–	–	–	–	–
2.50%	–	–	–	–	–	–	–	–
2.55%	–	–	–	–	–	–	47	–
2.60%	–	–	–	–	–	–	–	–
2.65%	–	–	–	–	–	–	–	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$22,784	1,259	25,498	52,400	86,026	45,843	61,672	83,123

	GVITIntVal2	GVITIntVal3	GVITIntVal6	GVITEmMrkts	GVITEmMrkts3	GVITEmMrkts6	GVITFHiInc	GVITFHiInc3
0.95%	$–	198,186	–	15,942	287,165	–	306,794	91,825
1.00%	–	60,144	–	2,828	102,137	–	121,300	22,840
1.05%	–	10,077	–	301	12,776	–	29,467	4,502
1.10%	–	33,188	–	7,021	60,878	–	81,216	23,290
1.15%	–	26,933	–	1,896	42,333	–	46,734	9,880
1.20%	–	158,257	–	2,284	150,895	–	130,016	177,315
1.25%	59	6,862	6,070	1,767	23,364	–	21,305	16,314
1.30%	–	29,133	–	776	28,301	–	35,724	9,425
1.35%	–	27,246	–	735	43,176	–	33,599	10,902
1.40%	–	124,431	–	4,994	173,362	–	165,701	68,959
1.45%	–	30,896	–	3,354	116,018	–	56,892	18,740
1.50%	–	10,162	5,790	780	15,471	3,992	15,047	7,900
1.55%	–	33,919	–	3,165	60,766	–	71,300	26,638
1.60%	–	23,925	3,030	1,168	35,880	984	34,065	11,672
1.65%	–	15,708	2,024	492	23,436	2,516	18,558	4,736
1.70%	–	7,733	–	1,135	11,191	–	16,416	24,587
1.75%	–	6,399	3,240	1,289	19,346	1,004	26,094	3,030
1.80%	–	4,504	–	1,453	10,175	–	13,179	4,128
1.85%	–	9,337	–	1,499	15,932	–	14,888	9,748
1.90%	–	1,382	444	49	4,214	759	3,270	3,581
1.95%	–	942	2,140	–	3,710	2,088	2,501	1,878
2.00%	–	5,161	808	210	13,257	305	7,011	10,517
2.05%	–	6,695	2,470	889	6,510	1,283	3,912	3,147
2.10%	–	597	1,684	421	1,199	1,266	1,820	550
2.15%	–	1,120	339	32	815	577	1,071	6,789
2.20%	–	1,608	801	–	5,084	3,580	792	737
2.25%	–	440	–	–	3,107	–	15	577
2.30%	–	2,476	–	–	5,174	–	345	6,686
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	GVITIntVal2	GVITIntVal3	GVITIntVal6	GVITEmMrkts	GVITEmMrkts3	GVITEmMrkts6	GVITFHiInc	GVITFHiInc3
2.35%	–	–	260	–	1,495	–	–	–
2.40%	–	7,186	–	–	8,620	–	155	16,336
2.45%	–	54	322	–	578	48	–	–
2.50%	–	–	43	–	–	115	405	–
2.55%	–	521	–	–	783	–	–	1,754
2.60%	–	–	845	–	–	471	–	–
2.65%	–	228	–	–	270	–	–	350
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$59	845,450	30,310	54,480	1,287,418	18,988	1,259,592	599,333

	GVITIntIdx8	GVITGlFin	GVITGlFin3	GVITGlHlth	GVITGlHlth3	GVITGlTech	GVITGlTech3	GVITGlUtl
0.95%	$1,313	–	32,243	–	65,443	4,325	26,167	–
1.00%	345	–	15,916	–	22,512	3,296	8,347	–
1.05%	49	–	2,124	–	4,763	187	1,237	–
1.10%	290	–	7,482	–	19,492	2,031	7,663	–
1.15%	213	–	5,670	–	19,852	411	4,776	–
1.20%	228	–	18,040	–	37,725	3,385	14,668	–
1.25%	425	445	1,421	1,261	2,778	447	1,716	860
1.30%	190	–	1,466	–	3,838	339	1,196	–
1.35%	108	–	2,591	–	9,587	224	3,148	–
1.40%	1,509	–	29,912	–	53,164	5,498	19,288	–
1.45%	75	–	9,730	–	26,870	1,441	7,488	–
1.50%	5	–	470	–	7,969	399	1,305	–
1.55%	1	–	17,948	–	34,397	2,507	6,923	–
1.60%	187	–	6,741	–	9,780	454	5,840	–
1.65%	404	–	3,347	–	9,141	179	2,603	–
1.70%	81	–	2,090	–	3,287	186	1,062	–
1.75%	–	–	1,531	–	4,893	110	1,692	–
1.80%	9	–	926	–	4,137	311	2,084	–
1.85%	180	–	2,103	–	3,270	293	1,172	–
1.90%	–	–	865	–	3,545	150	698	–
1.95%	–	–	2,154	–	5,250	12	1,144	–
2.00%	–	–	2,978	–	1,926	191	897	–
2.05%	–	–	1,785	–	6,134	13	2,016	–
2.10%	–	–	110	–	1,603	10	203	–
2.15%	53	–	12	–	154	–	636	–
2.20%	–	–	147	–	2,410	74	77	–
2.25%	30	–	250	–	287	–	5	–
2.30%	–	–	1,328	–	65	–	–	–
2.35%	–	–	32	–	1,022	–	83	–
2.40%	–	–	1,688	–	152	–	23	–
2.45%	–	–	–	–	150	–	63	–
2.50%	–	–	–	–	–	–	–	–
2.55%	–	–	137	–	193	–	–	–
2.60%	–	–	11	–	2,515	–	–	–
2.65%	–	–	19	–	33	–	–	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$5,695	445	173,267	1,261	368,337	26,473	124,220	860

	GVITGlUtl3	GVITGvtBd	GVITGvtBd2	GVITGrowth	GVITIntGro	GVITIntGro3	GVITIDAgg2	GVITIDCon2
0.95%	$59,552	1,523,649	–	275,440	4,335	86,986	155,643	209,999
1.00%	39,783	606,448	–	153,535	593	39,977	34,820	47,685
1.05%	3,111	137,710	–	35,339	636	5,702	19,757	6,002
1.10%	9,630	375,656	–	35,533	1,303	14,824	56,214	83,191
1.15%	12,290	195,110	–	18,121	417	14,797	48,862	47,250
1.20%	26,391	679,198	–	46,049	771	57,122	95,858	174,351
1.25%	2,011	100,611	–	8,973	452	5,413	71,418	31,188
1.30%	1,932	95,599	–	27,461	292	8,960	11,868	21,763
1.35%	4,183	141,674	–	9,191	550	14,899	26,254	40,873
1.40%	71,366	948,739	–	54,520	3,189	65,911	153,891	187,978
1.45%	28,377	235,888	–	24,791	117	33,533	41,388	37,805
1.50%	3,061	97,498	52,329	8,276	230	15,415	27,612	51,922
1.55%	22,303	440,333	–	21,128	1,516	25,668	58,548	115,238
1.60%	9,982	169,524	12,157	3,049	1,980	10,808	42,469	110,675
1.65%	5,124	97,947	40,604	5,635	193	11,211	56,462	48,256
1.70%	1,344	54,336	–	2,653	–	4,398	9,973	9,747
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	GVITGlUtl3	GVITGvtBd	GVITGvtBd2	GVITGrowth	GVITIntGro	GVITIntGro3	GVITIDAgg2	GVITIDCon2
1.75%	3,585	78,682	10,612	2,559	–	5,029	26,025	32,102
1.80%	871	37,399	5,242	1,502	241	3,143	21,060	3,604
1.85%	10,171	52,194	–	3,003	631	7,994	14,431	9,491
1.90%	1,016	13,988	7,814	98	–	2,680	2,000	5
1.95%	1,371	12,994	43,475	60	–	187	45,402	9,759
2.00%	9,901	46,462	508	664	–	5,518	9,530	20,102
2.05%	1,129	47,908	21,735	298	–	3,162	24,738	20,835
2.10%	104	6,093	42,970	472	19	551	10,269	13,065
2.15%	65	3,954	1,097	642	–	694	1,988	4,288
2.20%	752	3,459	23,730	270	–	2,038	22,852	7,874
2.25%	960	14,440	–	265	–	158	1,423	8,782
2.30%	638	2,725	–	51	–	4,216	4,301	5
2.35%	–	9	541	8	–	–	–	293
2.40%	220	818	–	–	–	2,242	1,104	–
2.45%	–	2,004	3,560	250	–	165	1,920	77
2.50%	–	3	2,299	1	–	–	–	97
2.55%	4	166	–	–	–	198	–	–
2.60%	–	24	5,387	–	–	–	18,071	4,302
2.65%	–	–	–	–	–	–	57	82
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$331,227	6,223,242	274,060	739,837	17,465	453,599	1,116,208	1,358,686

	GVITIDMod2	GVITIDModAg2	GVITIDModCon2	GVITJPBal	GVITMdCpGr	GVITMidCap	GVITMyMkt	GVITNWFund
0.95%	$874,577	447,679	329,021	358,950	222,746	766,502	1,512,911	1,404,019
1.00%	309,859	140,802	103,075	146,255	91,286	278,220	590,165	738,251
1.05%	59,185	13,791	16,042	33,306	16,571	46,289	161,015	117,013
1.10%	388,413	238,124	172,363	92,091	58,646	228,623	285,427	224,504
1.15%	300,573	205,035	103,371	45,844	33,320	132,267	136,365	67,796
1.20%	463,759	263,466	182,473	200,086	140,035	445,302	855,929	236,464
1.25%	231,374	118,125	94,876	21,382	20,705	61,466	104,430	52,427
1.30%	73,391	30,518	36,497	34,744	29,288	83,769	131,878	40,053
1.35%	128,419	87,257	38,293	40,319	19,546	110,356	183,884	47,157
1.40%	1,030,429	569,936	316,502	258,145	166,707	596,010	1,181,137	429,573
1.45%	237,623	126,480	84,149	100,953	86,670	237,227	429,022	205,439
1.50%	208,373	127,687	88,619	24,498	17,110	52,713	141,966	47,091
1.55%	376,303	224,942	182,420	109,496	67,929	276,041	403,319	117,808
1.60%	340,829	200,914	175,639	33,105	29,991	114,994	198,540	41,329
1.65%	172,077	142,031	77,303	24,930	17,089	78,571	125,234	43,254
1.70%	77,867	48,350	36,403	9,820	7,942	32,505	60,346	21,139
1.75%	223,371	100,317	85,679	16,580	5,590	43,256	59,769	12,452
1.80%	73,182	45,662	45,773	8,726	11,412	34,824	44,343	9,571
1.85%	127,108	87,445	31,237	10,368	15,156	55,673	102,485	19,752
1.90%	17,733	33,833	5,463	1,876	4,570	16,477	15,180	4,854
1.95%	69,162	54,979	14,076	4,686	2,240	9,230	22,418	4,608
2.00%	43,022	76,782	18,232	5,629	8,738	31,990	33,080	10,819
2.05%	124,956	37,767	30,881	5,415	7,477	39,146	25,639	5,567
2.10%	93,226	52,851	33,393	585	1,990	4,668	22,032	3,343
2.15%	21,012	21,544	18,418	2,470	2,127	4,059	4,254	2,864
2.20%	87,227	78,044	42,002	1,649	907	15,059	29,954	1,742
2.25%	59,270	68,470	7,820	348	3,291	5,515	6,016	11,909
2.30%	2,776	7,865	1,680	471	220	3,177	2,431	1,958
2.35%	6,922	1,583	318	62	20	31	2,621	62
2.40%	2	3,355	–	289	2,844	5,520	–	2,096
2.45%	4,129	3,196	2,365	–	71	2,373	1,376	–
2.50%	17,092	3,806	8,409	–	–	–	103	66
2.55%	–	562	–	–	113	304	–	143
2.60%	7,244	13,134	9,153	7	–	–	1,120	–
2.65%	92	54	84	59	58	82	–	35
2.70%	–	–	–	–	–	158	–	–
2.85%	–	504	–	–	–	–	–	–

Totals	$6,250,577	3,676,890	2,392,029	1,593,144	1,092,405	3,812,397	6,874,389	3,925,158

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	GVITNWFund2	GVITNWLead	GVITNWLead3	GVITSmCapGr	GVITSmCapGr2	GVITSmCapVal	GVITSmCapVal2	GVITSmComp
0.95%	$–	–	42,771	190,236	–	1,115,665	–	1,052,129
1.00%	–	–	14,703	61,451	–	334,156	–	394,197
1.05%	–	–	1,275	8,624	–	73,530	–	64,268
1.10%	–	–	6,351	73,169	–	297,502	–	225,690
1.15%	–	–	6,086	33,741	–	133,342	–	114,799
1.20%	–	–	17,786	129,828	–	520,121	–	516,178
1.25%	–	49	3,477	22,392	–	74,173	–	76,928
1.30%	–	–	3,366	26,428	–	84,846	–	97,339
1.35%	–	–	4,689	32,435	–	124,301	–	86,704
1.40%	–	–	21,121	176,620	–	701,103	–	583,438
1.45%	–	–	10,591	81,649	–	238,191	–	220,194
1.50%	4,668	–	6,349	14,346	4,862	59,201	15,525	52,310
1.55%	–	–	11,985	72,317	–	289,360	–	165,200
1.60%	2,477	–	5,616	35,392	1,156	127,327	2,838	84,569
1.65%	4,283	–	5,150	27,054	4,384	101,681	12,013	94,761
1.70%	–	–	3,191	18,392	–	51,005	–	30,299
1.75%	2,395	–	557	12,070	1,261	62,766	2,376	31,477
1.80%	859	–	1,283	9,276	415	36,902	477	35,585
1.85%	–	–	5,492	10,455	–	57,764	–	58,153
1.90%	806	–	2,629	3,421	518	14,010	1,345	7,613
1.95%	2,761	–	984	1,664	5,100	21,377	7,385	12,338
2.00%	–	–	6,338	10,954	21	61,613	178	20,679
2.05%	2,572	–	978	7,931	2,621	31,312	3,814	25,341
2.10%	1,986	–	378	2,543	4,864	5,150	7,894	3,665
2.15%	–	–	3,668	1,194	165	4,688	1,131	5,597
2.20%	5,248	–	1,944	2,831	1,458	16,258	5,000	4,247
2.25%	–	–	619	803	–	3,834	–	1,731
2.30%	–	–	6,426	162	–	1,263	–	6,104
2.35%	–	–	–	37	650	76	289	–
2.40%	–	–	15,344	272	–	1,427	–	15,530
2.45%	559	–	13	–	198	1,260	36	106
2.50%	15,980	–	–	–	62	–	244	171
2.55%	–	–	1,471	43	–	112	–	1,515
2.60%	355	–	–	–	410	–	1,291	–
2.65%	–	–	383	60	–	63	–	354
2.70%	–	–	–	–	–	–	–	171
2.85%	–	–	–	–	–	10	–	–

Totals	$44,949	49	213,014	1,067,790	28,145	4,645,389	61,836	4,089,380

	GVITSmComp2	GVITUSGro	GVITUSGro3	GVITVKVal	GVITMltSec	GVITWLead	GVITWLead3	JanBal
0.95%	$–	–	59,730	184,008	459,088	80,712	41,520	–
1.00%	–	–	28,702	98,876	165,978	35,431	14,641	–
1.05%	–	–	3,002	18,906	39,269	9,740	1,680	–
1.10%	–	–	19,695	40,390	96,364	9,987	8,405	–
1.15%	–	–	9,506	41,290	42,922	3,252	4,256	–
1.20%	–	–	42,899	160,467	248,154	24,049	22,658	–
1.25%	–	5,249	5,052	26,335	26,094	5,601	2,469	620
1.30%	–	–	5,092	18,181	37,751	9,996	5,274	–
1.35%	–	–	7,698	34,455	46,090	3,600	6,321	–
1.40%	–	–	43,631	142,468	282,752	25,879	30,495	–
1.45%	–	–	15,447	102,234	108,838	10,088	12,502	–
1.50%	17,718	–	9,353	31,699	42,862	1,839	744	–
1.55%	–	–	14,222	51,694	87,074	6,397	10,499	–
1.60%	10,086	–	14,714	37,104	43,894	1,149	5,993	–
1.65%	6,897	–	6,627	55,537	51,034	2,670	2,922	–
1.70%	–	–	2,446	8,068	17,863	246	4,964	–
1.75%	4,057	–	5,731	11,045	24,777	699	1,351	–
1.80%	5,671	–	2,422	12,868	15,471	2,576	1,524	–
1.85%	–	–	1,377	6,876	20,422	2,523	2,866	–
1.90%	5,679	–	3,882	3,697	5,402	239	709	–
1.95%	10,654	–	3,039	2,598	19,818	13	306	–
2.00%	1,674	–	5,265	3,432	15,143	87	646	–
2.05%	8,269	–	4,158	3,103	18,852	1,743	909	–
2.10%	8,124	–	1,422	1,345	9,333	463	804	–
2.15%	306	–	613	906	8,869	–	528	–
2.20%	10,530	–	1,296	2,597	11,229	453	652	–
2.25%	–	1,167	194	4,259	698	19	3	–
2.30%	–	–	3,069	801	6,648	–	238	–
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	GVITSmComp2	GVITUSGro	GVITUSGro3	GVITVKVal	GVITMltSec	GVITWLead	GVITWLead3	JanBal
2.35%	24	–	–	–	765	28	–	–
2.40%	–	–	4,553	–	16,465	–	3	–
2.45%	2,611	–	–	45	2,969	–	107	–
2.50%	1,736	–	–	–	996	224	–	–
2.55%	–	–	388	–	1,745	–	–	–
2.60%	2,328	–	1,014	822	2,762	–	–	–
2.65%	–	–	120	–	320	–	–	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$96,364	6,416	326,359	1,106,106	1,978,711	239,703	185,989	620

	JanForty	JanGlTechS2	JanGlTech	JanRMgCore	JanIntGroS2	JanIntGro	JPMSTMidCap	MFSInvGrStS
0.95%	$416,975	38,157	91,872	11,775	242,552	310,195	140,545	–
1.00%	203,082	15,314	49,964	3,771	102,548	161,886	50,665	–
1.05%	24,460	3,358	6,893	428	14,780	16,639	9,959	–
1.10%	108,395	14,189	17,337	1,377	94,116	84,177	31,227	–
1.15%	51,249	7,531	9,579	394	41,186	43,112	18,516	–
1.20%	344,952	30,885	64,442	3,585	204,081	272,024	95,525	–
1.25%	48,144	10,330	8,359	414	35,817	28,638	15,859	3,282
1.30%	93,463	4,549	12,068	110	20,389	41,857	27,661	–
1.35%	54,628	8,720	5,308	1,222	47,803	20,286	18,515	–
1.40%	534,525	41,801	112,399	9,545	237,836	347,815	80,424	–
1.45%	324,065	19,318	77,892	4,839	114,110	248,816	28,949	–
1.50%	56,712	3,238	12,992	969	20,433	51,902	15,090	–
1.55%	144,804	20,918	18,393	2,252	77,073	75,697	32,159	–
1.60%	54,988	5,414	7,406	1,618	39,894	24,023	13,794	–
1.65%	74,925	11,323	11,464	1,641	43,656	31,075	13,619	–
1.70%	27,710	5,444	4,098	76	25,763	17,563	4,970	–
1.75%	14,889	1,959	543	885	19,829	5,302	2,958	–
1.80%	26,136	3,885	2,474	48	10,403	16,570	4,600	–
1.85%	24,967	2,633	2,217	1,057	13,757	19,926	6,775	–
1.90%	16,664	886	2,313	1,372	6,214	3,728	3,331	–
1.95%	17,670	205	2,282	312	5,251	7,662	455	–
2.00%	12,737	1,322	988	33	12,709	8,694	1,628	–
2.05%	13,196	1,670	2,967	263	8,993	5,288	4,564	–
2.10%	2,537	640	652	–	2,117	2,026	3,343	–
2.15%	3,828	481	95	–	3,823	422	475	–
2.20%	3,034	341	463	377	2,034	3,424	1,485	–
2.25%	1,078	229	22	271	841	602	373	174
2.30%	124	452	8	–	3,616	41	428	–
2.35%	62	19	14	–	–	39	–	–
2.40%	1,361	46	–	–	9,377	–	–	–
2.45%	11	205	4	244	–	15	105	–
2.50%	851	–	–	–	65	136	–	–
2.55%	–	46	–	–	997	–	1	–
2.60%	758	–	–	–	–	–	–	–
2.65%	–	–	–	–	146	–	–	–
2.70%	140	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$2,703,120	255,508	525,508	48,878	1,462,209	1,849,580	627,998	3,456

	MFSMidCapGrS	MFSNewDiscS	MFSValS	NBAMTFasc	NBAMTFocus	NBAMTGuard	NBAMTInt	NBAMTLMat
0.95%	$–	–	40,522	364	–	276,310	4,796	124,200
1.00%	–	–	2,900	109	–	114,000	1,000	33,298
1.05%	–	–	727	–	–	31,773	88	5,608
1.10%	–	–	2,324	14	–	64,011	1,978	24,571
1.15%	–	–	1,328	4	–	38,102	288	17,093
1.20%	–	–	10,610	105	–	123,110	2,627	177,659
1.25%	–	–	4,553	905	–	24,629	814	9,074
1.30%	–	–	1,509	–	–	27,958	219	11,762
1.35%	–	–	643	–	–	42,179	721	17,457
1.40%	–	–	13,162	108	–	158,511	1,978	77,193
1.45%	–	–	8,085	–	–	67,610	1,039	36,251
1.50%	10,809	4,142	12,711	7,762	1,645	14,540	72	17,429
1.55%	–	–	7,368	56	–	77,289	853	44,465
1.60%	3,162	1,321	5,058	1,114	89	39,436	1,794	11,306
1.65%	9,951	6,083	14,508	2,313	940	21,068	136	9,323
1.70%	–	–	601	1	–	11,967	645	2,942
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	MFSMidCapGrS	MFSNewDiscS	MFSValS	NBAMTFasc	NBAMTFocus	NBAMTGuard	NBAMTInt	NBAMTLMat
1.75%	3,578	959	5,718	1,361	475	12,452	261	6,316
1.80%	2,494	633	430	–	–	5,096	71	5,753
1.85%	–	–	1,145	–	–	11,755	212	2,651
1.90%	1,951	846	3,163	84	–	5,016	176	570
1.95%	8,677	6,001	9,598	2,703	1,426	3,691	45	1,529
2.00%	–	18	2,832	426	–	17,568	219	1,299
2.05%	7,621	2,772	11,002	5,610	1,265	12,125	122	1,701
2.10%	6,308	3,360	3,913	1,237	1,485	1,529	74	6,505
2.15%	101	24	2,140	337	155	1,074	–	26
2.20%	3,359	2,786	5,839	2,425	2,949	844	119	1,671
2.25%	–	–	1,828	–	–	80	–	2,227
2.30%	–	–	–	–	–	450	–	–
2.35%	129	291	1,516	–	926	–	–	311
2.40%	–	–	–	–	–	39	271	–
2.45%	284	424	1,091	869	–	–	–	–
2.50%	1,975	138	562	452	242	–	–	–
2.55%	–	–	–	–	–	–	–	–
2.60%	1,268	140	983	192	459	–	–	–
2.65%	–	–	–	–	–	–	–	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$61,667	29,938	178,369	28,551	12,056	1,204,212	20,618	650,190

	NBAMTMCGr	NBAMTPart	NBAMTRegS	NBAMSocRes	OppGlSec3	OppCapAp	OppCapApS	OppGlSec
0.95%	$454,976	527,640	8,907	22,415	560,247	1,101,950	–	424,913
1.00%	200,845	259,058	464	6,345	156,357	370,443	–	83,168
1.05%	36,159	50,624	302	1,019	26,071	63,835	–	15,886
1.10%	120,171	94,295	255	4,303	168,349	338,771	–	153,906
1.15%	54,325	38,147	11	2,102	101,507	181,696	–	73,232
1.20%	260,968	245,011	6,868	11,434	398,941	510,591	–	320,256
1.25%	40,650	23,396	1,197	1,203	55,397	93,207	–	44,940
1.30%	40,217	48,711	194	1,110	72,673	86,750	–	48,902
1.35%	42,863	39,072	597	1,096	81,284	126,935	–	80,390
1.40%	351,967	298,992	1,166	16,835	454,828	664,639	–	380,809
1.45%	199,847	113,669	234	3,255	118,921	277,580	–	115,077
1.50%	33,178	21,676	–	562	52,694	74,540	24,517	38,259
1.55%	107,949	113,916	422	4,690	152,851	272,158	–	150,812
1.60%	48,751	32,464	327	4,391	93,576	129,582	11,097	72,827
1.65%	45,617	32,980	108	1,779	69,174	138,272	13,970	95,547
1.70%	20,110	13,888	543	2,309	21,950	55,344	–	25,520
1.75%	20,584	8,330	48	897	36,841	42,523	6,418	32,024
1.80%	11,223	10,039	120	37	25,922	40,635	8,742	37,260
1.85%	14,044	8,885	–	1,818	39,610	61,353	–	21,254
1.90%	6,670	4,628	–	237	15,424	15,544	3,750	8,548
1.95%	5,293	1,590	–	309	19,220	9,777	15,537	11,642
2.00%	7,228	9,563	49	1,289	15,587	31,538	144	12,781
2.05%	13,269	7,069	43	82	30,691	32,594	8,991	28,468
2.10%	3,690	1,317	–	679	17,260	3,634	9,463	2,070
2.15%	1,266	1,748	–	64	4,014	3,804	987	619
2.20%	5,200	2,006	–	984	16,128	5,805	8,322	1,783
2.25%	1,011	875	363	276	265	18,912	–	1,287
2.30%	128	5,164	–	–	1,577	697	–	446
2.35%	47	35	–	–	367	104	104	–
2.40%	–	12,854	–	–	3,085	2,584	–	1,439
2.45%	102	325	–	–	1,899	214	385	–
2.50%	–	–	–	–	989	455	5,159	11
2.55%	–	1,041	–	–	188	479	–	666
2.60%	–	–	–	–	4,155	–	3,228	–
2.65%	13	346	–	–	89	64	–	97
2.70%	–	–	–	–	–	115	–	167
2.85%	–	–	–	–	–	–	–	14

Totals	$2,148,361	2,029,354	22,218	91,520	2,818,131	4,757,124	120,814	2,285,020

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	OppGlSecS	OppHighInc	OppHighIncS	OppMSt	OppMStS	OppMStSCap	OppMStSCapS	OppMidCap
0.95%	$–	1,438	–	807,896	–	8,312	–	521,919
1.00%	–	397	–	373,841	–	1,799	–	242,535
1.05%	–	143	–	66,382	–	209	–	43,708
1.10%	–	213	–	213,959	–	1,192	–	169,244
1.15%	–	232	–	103,288	–	324	–	65,472
1.20%	–	7,681	–	480,667	–	5,249	–	258,156
1.25%	–	23	2,276	79,988	–	616	2,341	50,733
1.30%	–	208	–	97,039	–	507	–	47,203
1.35%	–	168	–	113,769	–	741	–	40,838
1.40%	–	1,085	–	649,408	–	3,479	–	334,862
1.45%	–	271	–	339,170	–	1,808	–	203,631
1.50%	15,324	68	–	83,902	25,962	243	–	36,565
1.55%	–	1,131	–	244,364	–	1,081	–	78,728
1.60%	11,091	430	–	109,432	7,899	730	–	40,266
1.65%	8,090	60	–	85,307	45,465	163	–	65,340
1.70%	–	36	–	26,922	–	957	–	31,046
1.75%	8,286	–	–	36,964	10,269	102	–	9,698
1.80%	6,729	–	–	49,336	2,620	54	–	14,627
1.85%	–	–	–	37,358	–	330	–	22,234
1.90%	2,575	–	–	8,143	3,077	18	–	5,478
1.95%	16,799	–	–	10,069	9,628	106	–	7,205
2.00%	570	34	–	18,140	1,283	135	–	7,609
2.05%	14,513	–	–	14,273	12,902	–	–	6,863
2.10%	16,646	–	–	3,414	21,280	35	–	2,264
2.15%	1,385	–	–	3,929	588	54	–	265
2.20%	17,150	–	–	6,398	13,062	31	–	3,637
2.25%	–	–	–	2,338	–	31	–	445
2.30%	–	86	–	360	–	–	–	98
2.35%	917	–	–	179	530	–	–	4
2.40%	–	–	–	1,330	–	–	–	–
2.45%	2,073	–	–	116	874	–	–	–
2.50%	694	–	–	405	41	–	–	137
2.55%	–	–	–	–	–	–	–	–
2.60%	801	–	–	603	1,283	–	–	88
2.65%	–	–	–	65	–	–	–	11
2.70%	–	–	–	–	–	–	–	208
2.85%	–	–	–	–	–	–	–	–

Totals	$123,643	13,704	2,276	4,068,754	156,763	28,306	2,341	2,311,117

	OppStratBdS	PVITRealRet	PVITTotRet	PVTGroInc	RCFMicroCap	SBLGlob	SBLMidCapGr	SBLAsAlloc
0.95%	$–	1,552	437	–	92	–	5	237
1.00%	–	101	23	–	23	–	–	–
1.05%	–	–	–	–	–	–	–	–
1.10%	–	1,361	413	–	292	381	69	106
1.15%	–	273	9	–	30	117	38	1
1.20%	–	–	–	–	33	–	13	–
1.25%	–	–	–	460	–	–	–	15
1.30%	–	47	10	–	–	–	–	–
1.35%	–	–	–	–	–	–	–	–
1.40%	–	–	–	–	–	–	–	–
1.45%	–	–	–	–	–	–	–	–
1.50%	14,356	–	–	–	–	–	–	–
1.55%	–	–	–	–	–	–	–	–
1.60%	8,348	–	–	–	–	–	–	–
1.65%	14,877	–	–	–	–	–	–	–
1.70%	–	–	–	–	–	–	–	–
1.75%	6,339	–	–	–	–	–	–	–
1.80%	1,448	–	–	–	–	–	–	–
1.85%	–	–	–	–	–	–	–	–
1.90%	2,191	–	–	–	–	–	–	–
1.95%	16,439	–	–	–	–	–	–	–
2.00%	69	–	–	–	–	–	–	–
2.05%	4,840	–	–	–	–	–	–	–
2.10%	7,337	–	–	–	–	–	–	–
2.15%	1,192	–	–	–	–	–	–	–
2.20%	4,069	–	–	–	–	–	–	–
2.25%	–	–	–	–	–	–	–	–
2.30%	–	–	–	–	–	–	–	–
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	OppStratBdS	PVITRealRet	PVITTotRet	PVTGroInc	RCFMicroCap	SBLGlob	SBLMidCapGr	SBLAsAlloc
2.35%	471	–	–	–	–	–	–	–
2.40%	–	–	–	–	–	–	–	–
2.45%	1,912	–	–	–	–	–	–	–
2.50%	144	–	–	–	–	–	–	–
2.55%	–	–	–	–	–	–	–	–
2.60%	742	–	–	–	–	–	–	–
2.65%	–	–	–	–	–	–	–	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$84,774	3,334	892	460	470	498	125	359

	SBLEqInc	SBLHighYld	SBLSmCapVal	SBLMidCapVal	SBLSmCapGr	SBLSel25	TRoeBlChip2	TRowEqInc2
0.95%	$31	1,032	–	207	–	–	34,014	13,435
1.00%	80	140	–	40	–	–	253	6,561
1.05%	–	–	–	–	–	–	99	768
1.10%	377	873	239	926	–	40	449	2,598
1.15%	89	208	203	389	2	–	177	899
1.20%	–	–	276	233	–	–	7,269	6,309
1.25%	–	–	–	22	–	22	1,166	4,996
1.30%	–	52	–	–	–	–	25	566
1.35%	–	–	–	–	–	–	52	1,068
1.40%	–	–	–	–	–	–	9,751	27,960
1.45%	–	–	–	–	–	–	547	2,345
1.50%	–	–	–	–	–	–	261	529
1.55%	–	–	–	–	–	–	654	1,202
1.60%	–	–	–	–	–	–	1,312	1,851
1.65%	–	–	–	–	–	–	282	601
1.70%	–	–	–	–	–	–	246	256
1.75%	–	–	–	–	–	–	–	–
1.80%	–	–	–	–	–	–	3	98
1.85%	–	–	–	–	–	–	278	1,977
1.90%	–	–	–	–	–	–	17	31
1.95%	–	–	–	–	–	–	46	–
2.00%	–	–	–	–	–	–	–	193
2.05%	–	–	–	–	–	–	27	–
2.10%	–	–	–	–	–	–	–	–
2.15%	–	–	–	–	–	–	–	53
2.20%	–	–	–	–	–	–	57	31
2.25%	–	–	–	–	–	–	779	5,860
2.30%	–	–	–	–	–	–	–	–
2.35%	–	–	–	–	–	–	–	–
2.40%	–	–	–	–	–	–	–	–
2.45%	–	–	–	–	–	–	–	–
2.50%	–	–	–	–	–	–	–	–
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	–	–	–	–	–
2.65%	–	–	–	–	–	–	–	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$577	2,305	718	1,817	2	62	57,764	80,187

	TRowLtdTBd2	VEWrldEMktR1	VEWrldEMkt	VEWrldHAsR1	VEWrldHAs	VKCorPlus	VKCorPlus2	VKEmMkt
0.95%	$5,886	88,691	142,250	144,700	127,735	2,405	–	98,790
1.00%	309	47,028	62,308	69,181	29,621	1,217	–	32,104
1.05%	1	6,492	8,253	8,336	5,801	132	–	6,017
1.10%	63	14,065	19,588	20,530	17,844	604	–	16,905
1.15%	–	7,012	6,598	14,713	6,540	268	–	8,236
1.20%	1,810	61,936	70,885	101,746	52,624	1,797	–	45,100
1.25%	590	5,822	8,933	3,735	6,326	437	459	9,412
1.30%	70	10,233	8,519	17,732	2,874	259	–	4,209
1.35%	40	8,058	11,193	15,298	6,548	672	–	8,370
1.40%	2,700	63,246	70,029	84,534	43,393	2,332	–	43,854
1.45%	1,384	35,621	30,612	66,883	18,630	945	–	13,484
1.50%	373	1,931	8,108	6,203	1,883	58	1,777	5,524
1.55%	131	12,553	9,564	19,948	12,862	1,332	–	22,161
1.60%	696	6,389	6,869	6,901	3,740	210	733	20,226
1.65%	436	4,987	9,225	9,748	4,898	295	1,634	7,437
1.70%	–	2,070	1,536	3,063	1,437	705	–	2,426
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	TRowLtdTBd2	VEWrldEMktR1	VEWrldEMkt	VEWrldHAsR1	VEWrldHAs	VKCorPlus	VKCorPlus2	VKEmMkt
1.75%	377	4,299	2,770	569	363	182	1,026	8,090
1.80%	11	1,391	3,029	4,667	2,010	31	77	2,242
1.85%	474	4,051	1,058	6,531	1,877	166	–	3,944
1.90%	–	1,036	3,535	3,054	1,573	45	879	2,926
1.95%	–	397	620	2,073	–	–	784	177
2.00%	–	771	2,810	4,763	812	20	–	2,985
2.05%	–	147	1,628	1,868	1,024	–	303	4,099
2.10%	–	309	435	413	–	18	860	195
2.15%	–	292	253	599	152	75	–	627
2.20%	–	264	787	1,363	66	–	414	1,630
2.25%	3,241	17	–	154	–	–	1,898	–
2.30%	–	277	16	2,927	20	–	–	22
2.35%	–	–	–	–	–	–	203	–
2.40%	–	688	–	1,806	–	–	–	775
2.45%	–	–	–	–	–	–	61	–
2.50%	–	–	–	–	–	–	820	–
2.55%	–	49	–	140	–	–	–	–
2.60%	–	–	–	–	–	–	405	–
2.65%	–	2	–	4	–	–	–	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$18,592	390,124	491,411	624,182	350,653	14,205	12,333	371,967

	VKMidCapG	VKUSRealEst	VKCom2	VKStrGr2	VicDivrStk	WRAsStrat	WRBal	WRBond
0.95%	$59,405	1,005,929	–	–	4,629	336,900	183,620	177,157
1.00%	22,297	324,802	–	–	3,476	5,212	2,413	2,884
1.05%	3,960	59,000	–	–	319	3,863	2,317	3,899
1.10%	15,461	226,535	–	–	16,399	451,392	170,012	171,819
1.15%	10,274	121,049	–	–	5,138	219,212	103,700	73,360
1.20%	67,564	495,436	–	–	29,170	17,104	6,872	7,863
1.25%	8,003	65,113	–	–	5,345	31,130	18,913	12,616
1.30%	5,648	67,507	–	–	828	4,100	1,934	2,248
1.35%	17,301	95,255	–	–	410	14,476	4,896	4,391
1.40%	55,422	686,165	–	–	12,158	652,780	289,461	298,660
1.45%	27,491	207,484	–	–	69,285	103,082	38,101	25,919
1.50%	15,503	73,434	47,780	5,958	1,107	26,871	7,596	14,220
1.55%	20,307	328,730	–	–	39,401	556,245	216,013	194,737
1.60%	6,425	147,970	24,449	3,681	8,978	255,123	97,012	89,021
1.65%	29,094	95,006	47,889	2,519	2,908	43,951	19,012	14,387
1.70%	2,678	30,686	–	–	3,383	29,783	17,222	20,350
1.75%	9,169	53,554	19,059	3,426	9,952	5,832	9,803	4,106
1.80%	5,203	34,253	7,617	2,673	689	20,622	12,903	6,555
1.85%	7,101	52,625	–	–	1,513	90,621	24,997	26,488
1.90%	848	16,946	11,427	2,250	232	14,461	7,183	4,987
1.95%	1,537	30,419	48,938	6,888	–	18,004	8,747	14,514
2.00%	6,551	36,745	1,407	923	451	42,905	17,282	11,298
2.05%	4,230	44,232	35,502	6,622	5,992	16,907	8,139	5,301
2.10%	953	27,706	50,184	6,325	–	5,095	2,756	565
2.15%	3,139	10,132	5,179	656	4,903	3,203	283	18
2.20%	2,463	30,678	34,005	6,821	–	195	183	275
2.25%	503	4,431	–	–	–	3,699	1,632	3,325
2.30%	4,216	8,852	–	–	–	662	428	415
2.35%	–	1,595	3,039	400	–	–	–	–
2.40%	12,387	21,198	–	–	–	12,857	2,018	32
2.45%	–	5,179	3,116	938	–	2,231	–	6,463
2.50%	–	1,813	3,281	495	–	24	–	–
2.55%	1,351	1,778	–	–	–	–	–	–
2.60%	–	3,631	9,829	80	–	–	–	–
2.65%	255	746	–	–	–	–	–	–
2.70%	–	278	–	–	–	–	–	–
2.85%	–	21	–	–	–	–	–	–

Totals	$426,739	4,416,913	352,701	50,655	226,666	2,988,542	1,275,448	1,197,873

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	WRCoreEq	WRDivInc	WREnergy	WRGlNatRes	WRGrowth	WRHiInc	WRIntlGr	WRIntVal
0.95%	$406,673	39,375	1,115	33,211	456,653	144,722	98,367	30,487
1.00%	5,870	78	–	342	6,744	766	490	128
1.05%	5,899	397	–	142	6,006	2,778	1,417	611
1.10%	483,414	47,177	2,227	62,928	542,843	185,182	128,788	59,577
1.15%	194,800	25,016	1,410	28,774	252,220	87,531	59,252	24,164
1.20%	13,661	878	32	1,885	17,502	5,984	4,057	1,794
1.25%	35,124	3,174	12	5,757	37,581	14,900	6,405	3,354
1.30%	3,902	581	4	587	5,713	1,078	229	401
1.35%	16,502	1,271	78	1,514	17,250	3,570	1,875	2,789
1.40%	854,049	67,542	1,789	104,256	938,001	211,177	253,901	100,907
1.45%	110,673	9,842	923	10,334	135,198	21,143	25,226	9,018
1.50%	23,690	3,537	86	2,107	29,552	9,038	9,072	3,575
1.55%	586,406	55,257	2,873	108,072	605,713	158,344	169,831	72,499
1.60%	281,342	29,034	412	26,098	312,415	86,281	95,185	31,502
1.65%	66,397	6,524	–	2,288	79,014	9,311	12,016	2,005
1.70%	35,641	4,513	70	6,395	40,929	12,305	9,854	3,230
1.75%	6,815	504	–	651	13,575	5,822	1,672	481
1.80%	29,551	2,263	21	4,415	32,009	5,974	9,156	1,071
1.85%	80,686	6,417	604	18,059	86,707	19,717	19,763	8,087
1.90%	21,200	1,462	201	600	19,950	3,545	3,435	481
1.95%	41,789	531	–	3,787	39,733	13,730	13,502	534
2.00%	50,674	4,065	691	10,218	57,206	10,646	22,486	4,412
2.05%	18,854	590	–	2,348	24,608	6,026	3,223	1,065
2.10%	8,256	170	–	289	8,794	2,266	1,119	145
2.15%	655	76	5	1,420	2,522	–	290	24
2.20%	496	–	–	62	58	74	–	–
2.25%	10,668	33	22	1,629	8,389	1,999	5,616	1,283
2.30%	2,234	–	–	188	5,930	166	1,098	–
2.35%	–	–	–	–	–	–	–	–
2.40%	2,580	–	–	1,694	2,557	–	540	–
2.45%	72	–	–	–	–	63	87	–
2.50%	22	–	–	24	15	23	–	–
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	–	–	–	–	–
2.65%	–	–	–	–	–	–	–	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$3,398,595	310,307	12,575	440,074	3,785,387	1,024,161	957,952	363,624

	WRLTBond	WRMicCpGr	WRMidCpGr	WRMMkt	WRMortSec	WRRealEstS	WRSciTech	WRSmCapGr
0.95%	$70,639	7,095	11,182	45,739	8,409	19,847	190,756	215,467
1.00%	1,566	44	111	851	48	487	458	1,068
1.05%	1,790	144	547	1,454	352	160	2,804	2,993
1.10%	68,556	16,535	17,117	33,999	17,931	42,359	250,943	280,862
1.15%	40,935	5,065	9,126	18,124	4,480	18,809	94,102	125,356
1.20%	3,015	617	952	1,101	609	670	9,858	10,345
1.25%	3,782	246	491	3,793	1,210	2,120	8,869	14,159
1.30%	2,210	395	58	570	161	347	876	941
1.35%	1,638	541	399	1,880	498	2,123	8,722	12,082
1.40%	130,946	14,632	20,633	94,075	27,407	57,295	398,218	488,591
1.45%	14,625	3,514	2,153	22,551	1,404	7,433	31,124	34,662
1.50%	5,797	622	351	5,166	1,197	2,305	15,194	17,452
1.55%	60,809	16,726	23,220	53,712	21,460	81,381	336,941	373,203
1.60%	46,611	6,701	8,934	36,101	4,547	26,737	154,887	169,431
1.65%	7,459	617	2,576	7,116	1,303	2,077	14,204	18,238
1.70%	5,802	150	769	5,525	204	1,135	12,151	20,242
1.75%	1,680	373	289	770	98	138	3,848	1,717
1.80%	4,855	128	1,503	3,383	1,298	3,019	12,707	14,947
1.85%	18,642	2,231	4,231	9,721	2,585	7,642	48,124	50,617
1.90%	2,320	128	706	4,384	195	202	5,697	6,033
1.95%	2,164	125	785	2,007	86	294	25,073	21,045
2.00%	10,261	1,745	968	11,417	457	4,114	21,831	32,145
2.05%	3,069	651	253	949	–	1,403	10,714	6,150
2.10%	2,218	–	1,508	675	–	243	1,632	2,520
2.15%	119	–	112	558	–	75	630	1,027
2.20%	60	44	–	144	–	–	38	101
2.25%	4,831	–	–	4,023	–	1,373	2,913	5,802
2.30%	597	–	145	468	–	–	690	1,220
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	WRLTBond	WRMicCpGr	WRMidCpGr	WRMMkt	WRMortSec	WRRealEstS	WRSciTech	WRSmCapGr
2.35%	–	–	–	–	–	–	–	–
2.40%	279	–	–	297	–	–	2,336	1,996
2.45%	99	–	–	–	–	–	1,077	81
2.50%	–	–	12	–	12	21	7	12
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	–	–	–	–	–
2.65%	–	–	–	–	–	–	–	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$517,374	79,069	109,131	370,553	95,951	283,809	1,667,424	1,930,505

	WRSmCpVal	WRValue	WFOpp
0.95%	$14,167	175,908	406,328
1.00%	–	288	73,485
1.05%	289	2,640	17,334
1.10%	28,339	286,601	160,386
1.15%	10,168	122,293	101,209
1.20%	964	7,376	354,713
1.25%	3,259	19,045	44,810
1.30%	43	3,883	46,004
1.35%	1,133	11,036	78,816
1.40%	28,963	339,474	388,084
1.45%	5,184	50,336	111,953
1.50%	2,330	15,580	39,423
1.55%	37,890	294,105	178,294
1.60%	20,043	179,566	79,063
1.65%	1,250	32,375	77,881
1.70%	666	13,075	36,745
1.75%	545	4,983	32,106
1.80%	1,354	18,071	44,697
1.85%	2,382	51,698	23,941
1.90%	46	6,390	4,967
1.95%	406	26,290	11,577
2.00%	1,652	33,682	15,867
2.05%	1,055	17,290	24,500
2.10%	–	2,223	4,349
2.15%	166	253	3,832
2.20%	–	314	4,941
2.25%	–	3,071	1,331
2.30%	–	999	469
2.35%	–	–	–
2.40%	–	2,628	1,895
2.45%	–	1,151	–
2.50%	–	–	630
2.55%	–	–	791
2.60%	–	–	1,398
2.65%	–	–	77
2.70%	–	–	216
2.85%	–	–	–

Totals	$162,294	1,722,624	2,372,112

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

(3)	Related Party Transactions
The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2006 and 2005, total transfers to the Account from the fixed account were $126,751,905 and $101,078,369, respectively, and total transfers from the Account to the fixed account were $85,142,280 and $91,794,057, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $102 and $21,186 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2006 and 2005, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For guaranteed minimum death benefits, the Company contributed $8,580,538 and $13,325,092 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2006 and 2005, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death, when applicable.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)	Financial Highlights
The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2006. Beginning in 2003 the information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. For periods prior to 2003 the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column, and there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

AIM Variable Insurance Funds – AIM V.I. Basic Balanced Fund – Series I
2006	0.95% to 2.05%	67,132	$ 11.54 to 10.91	$ 759,789	1.91%	9.51% to 8.33%
2005	0.95% to 2.05%	72,175	10.54 to 10.07	749,591	1.43%	4.29% to 3.16%
2004	0.95% to 2.05%	75,617	10.11 to 9.76	755,714	1.41%	6.50% to 5.37%
2003	0.95% to 2.05%	78,940	9.49 to 9.26	743,430	2.46%	15.26% to 13.96%
2002	0.95% to 1.55%	45,020	8.18 to 8.24	369,841	5.12%	-18.39% to -17.89%

AIM Variable Insurance Funds – AIM V.I. Basic Value Fund – Series II
2006	0.95% to 2.60%	788,633	10.67 to 11.91	9,603,590	0.13%	6.66% to 10.01%	(a)
2005	1.50% to 2.60%	723,691	11.28 to 10.82	8,064,422	0.00%	3.85% to 2.69%
2004	1.50% to 2.60%	771,896	10.86 to 10.54	8,311,060	0.00%	9.18% to 7.96%
2003	1.50% to 2.60%	741,502	9.95 to 9.76	7,338,132	0.00%	31.29% to 29.83%
2002	1.50% to 2.60%	298,956	7.52 to 7.58	2,260,202	0.00%	-24.80% to -24.23%	(a) (b)

AIM Variable Insurance Funds – AIM V.I. Blue Chip Fund – Series I
2005	0.95% to 2.05%	49,836	9.64 to 9.20	473,443	0.58%	2.52% to 1.40%
2004	0.95% to 2.05%	50,444	9.40 to 9.08	469,043	0.12%	3.68% to 2.58%
2003	0.95% to 2.05%	40,180	9.07 to 8.85	360,974	0.00%	23.96% to 22.55%
2002	0.95% to 1.55%	21,069	7.27 to 7.32	153,752	0.00%	-27.31% to -26.86%

AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund – Series I
2006	0.95% to 1.75%	16,225	11.88 to 7.81	189,293	0.06%	5.29% to 4.49%
2005	0.95% to 1.75%	16,471	11.28 to 7.47	182,226	0.06%	7.81% to 6.97%
2004	0.95% to 1.75%	17,219	10.46 to 6.98	177,635	0.00%	5.61% to 4.83%
2003	0.95% to 1.75%	11,432	9.91 to 6.66	111,852	0.00%	28.29% to 27.23%
2002	0.95% to 1.10%	3,915	7.71 to 7.72	30,215	0.00%	-25.19% to -25.08%

AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund – Series II
2006	0.95% to 2.60%	157,478	9.90 to 11.21	1,783,140	0.00%	-0.98% to 3.31%	(a)
2005	1.50% to 2.60%	135,164	11.30 to 10.85	1,507,567	0.00%	6.95% to 5.76%
2004	1.50% to 2.60%	155,396	10.57 to 10.26	1,626,691	0.00%	4.74% to 3.57%
2003	1.50% to 2.60%	173,419	10.09 to 9.90	1,739,753	0.00%	27.25% to 25.83%
2002	1.50% to 2.50%	62,716	7.88 to 7.93	495,921	0.00%	-21.25% to -20.71%	(a) (b)

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund – Series II
2006	0.95% to 2.60%	240,855	10.11 to 13.20	2,691,334	0.00%	1.05% to 13.24%	(a)
2005	1.50% to 2.45%	17,863	11.88 to 11.69	211,370	0.00%	7.63% to 6.60%
2004	1.50% to 2.05%	7,363	11.04 to 11.00	81,205	0.00%	10.37% to 9.96%	(a) (b)

AIM Variable Insurance Funds – AIM V.I. Core Equity Fund – Series I
2006	0.95% to 1.55%	46,417	13.34 to 12.93	605,844	0.86%	15.60% to 14.90%
2005	0.95% to 1.55%	13,069	11.54 to 11.26	147,684	1.40%	4.31% to 3.68%
2004	0.95% to 1.55%	15,351	11.07 to 10.86	167,088	1.01%	7.93% to 7.28%
2003	0.95% to 1.55%	14,504	10.25 to 10.12	147,046	1.27%	23.24% to 22.49%
2002	0.95% to 1.55%	7,344	8.26 to 8.32	60,743	0.72%	-16.89% to -16.39%

AIM Variable Insurance Funds – AIM V.I. Core Equity Fund – Series II
2006	1.50% to 2.60%	173,478	10.79 to 10.71	1,867,311	1.03%	7.89% to 7.08%	(a) (b)

AIM Variable Insurance Funds – AIM V.I. Global Health Care Fund – Series I
2006	1.10% to 1.15%	4,361	10.64 to 10.64	46,401	0.00%	6.40% to 6.40%	(a) (b)

AIM Variable Insurance Funds – AIM V.I. Global Real Estate Fund – Series I
2006	1.10% to 1.20%	8,689	12.85 to 12.85	111,654	1.88%	28.50% to 28.50%	(a) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AIM Variable Insurance Funds – AIM V.I. Large Cap Growth Fund – Series I
2006	0.95% to 2.05%	44,482	$ 10.24 to 10.16	$ 454,392	0.33%	2.37% to 10.45%	(a) (b)

AIM Variable Insurance Funds – AIM V.I. Premier Equity Fund – Series I
2005	0.95% to 1.55%	46,399	9.48 to 9.24	432,685	0.80%	4.65% to 4.02%
2004	0.95% to 1.55%	51,837	9.05 to 8.88	463,546	0.47%	4.77% to 4.13%
2003	0.95% to 1.55%	49,765	8.64 to 8.53	426,173	0.32%	23.89% to 23.14%
2002	0.95% to 1.55%	46,242	6.93 to 6.98	321,013	0.78%	-31.34% to -30.92%

AIM Variable Insurance Funds – AIM V.I. Premier Equity Fund – Series II
2005	1.50% to 2.60%	172,536	10.20 to 9.79	1,737,652	0.59%	3.79% to 2.63%
2004	1.50% to 2.60%	195,246	9.83 to 9.54	1,901,148	0.32%	3.91% to 2.75%
2003	1.50% to 2.60%	191,437	9.46 to 9.28	1,800,438	0.32%	22.96% to 21.59%
2002	1.50% to 2.45%	75,225	7.64 to 7.69	576,910	0.61%	-23.57% to -23.07%	(a) (b)

AllianceBernstein Variable Products Series Fund, Inc. – Growth and Income Portfolio – Class B
2006	1.50% to 2.60%	310,719	13.33 to 12.65	4,080,190	1.16%	15.23% to 13.95%
2005	1.50% to 2.60%	372,816	11.57 to 11.11	4,263,859	1.26%	3.03% to 1.88%
2004	1.50% to 2.60%	416,687	11.23 to 10.90	4,641,616	0.76%	9.55% to 8.33%
2003	1.50% to 2.60%	371,825	10.25 to 10.06	3,793,585	0.79%	30.20% to 28.75%
2002	1.50% to 2.60%	82,504	7.81 to 7.87	647,929	0.00%	-21.85% to -21.26%	(a) (b)

AllianceBernstein Variable Products Series Fund, Inc. – Large Cap Growth Portfolio – Class B
2006	1.50% to 2.60%	309,329	11.23 to 10.66	3,426,400	0.00%	-2.13% to -3.22%
2005	1.50% to 2.60%	364,109	11.48 to 11.01	4,135,843	0.00%	13.13% to 11.87%
2004	1.50% to 2.60%	400,843	10.14 to 9.85	4,033,313	0.00%	6.72% to 5.53%
2003	1.50% to 2.60%	414,836	9.51 to 9.33	3,923,210	0.00%	21.52% to 20.16%
2002	1.50% to 2.60%	126,001	7.76 to 7.82	983,078	0.00%	-22.36% to -21.77%	(a) (b)

AllianceBernstein Variable Products Series Fund, Inc. – Small-Mid Cap Value Portfolio – Class B
2006	1.50% to 2.60%	386,718	15.88 to 15.07	6,042,234	0.23%	12.49% to 11.24%
2005	1.50% to 2.60%	411,436	14.12 to 13.55	5,735,857	0.55%	5.04% to 3.87%
2004	1.50% to 2.60%	485,953	13.44 to 13.05	6,469,324	0.08%	17.29% to 15.98%
2003	1.50% to 2.60%	498,772	11.46 to 11.25	5,681,552	0.55%	38.78% to 37.23%
2002	1.50% to 2.60%	153,160	8.20 to 8.26	1,261,226	0.00%	-18.04% to -17.42%	(a) (b)

American Century Variable Portfolios, Inc. – Income & Growth Fund – Class I
2006	0.95% to 2.70%	12,795,441	16.92 to 11.09	204,032,784	1.87%	15.98% to 13.98%
2005	0.95% to 2.70%	16,105,305	14.59 to 9.73	222,580,367	2.05%	3.64% to 1.86%
2004	0.95% to 2.70%	18,762,735	14.07 to 9.55	251,068,433	1.42%	11.92% to 10.03%
2003	0.95% to 2.70%	20,993,443	12.58 to 8.68	251,721,267	1.19%	28.13% to 25.85%
2002	0.95% to 2.25%	20,008,742	6.71 to 9.81	188,588,661	1.10%	-21.61% to -20.14%

American Century Variable Portfolios, Inc. – Income & Growth Fund – Class II
2006	1.50% to 2.60%	300,974	13.70 to 13.00	4,049,472	1.46%	15.07% to 13.79%
2005	1.50% to 2.60%	410,337	11.91 to 11.43	4,825,948	1.76%	2.95% to 1.81%
2004	1.50% to 2.60%	453,009	11.57 to 11.22	5,192,683	1.13%	10.89% to 9.65%
2003	1.50% to 2.60%	440,628	10.43 to 10.24	4,569,235	0.91%	27.25% to 25.83%
2002	1.50% to 2.60%	157,252	8.13 to 8.20	1,284,778	0.00%	-18.65% to -18.04%	(a) (b)

American Century Variable Portfolios, Inc. – Inflation Protection Fund – Class II
2006	0.95% to 2.45%	4,707,380	10.88 to 10.29	50,948,708	3.29%	0.62% to -0.89%
2005	0.95% to 2.45%	6,256,324	10.82 to 10.38	67,454,314	4.79%	0.60% to -0.92%
2004	0.95% to 2.60%	5,298,678	10.75 to 10.45	56,958,290	3.57%	4.81% to 3.06%
2003	0.95% to 2.25%	1,685,537	10.26 to 10.33	17,335,412	1.22%	2.58% to 1.69%	(a) (b)

American Century Variable Portfolios, Inc. – International Fund – Class I
2006	0.95% to 2.30%	6,064,805	17.14 to 12.55	100,851,481	1.67%	23.84% to 22.26%
2005	0.95% to 2.30%	7,696,317	13.84 to 10.26	103,644,925	1.18%	12.18% to 10.72%
2004	0.95% to 2.30%	9,350,630	12.34 to 9.27	112,520,318	0.55%	13.83% to 12.37%
2003	0.95% to 2.30%	10,982,643	10.84 to 8.25	116,204,136	0.73%	23.33% to 21.60%
2002	0.95% to 2.20%	13,652,082	6.70 to 8.88	117,330,400	0.94%	-22.38% to -21.13%

American Century Variable Portfolios, Inc. – International Fund – Class III
2006	0.95% to 2.40%	4,778,927	15.73 to 14.70	74,273,751	1.66%	23.84% to 22.14%
2005	0.95% to 2.60%	5,518,253	12.70 to 11.95	69,436,041	1.13%	12.03% to 10.23%
2004	0.95% to 2.60%	5,939,570	11.34 to 10.84	66,874,494	0.57%	13.99% to 12.18%
2003	0.95% to 2.60%	5,738,677	9.94 to 9.66	56,813,017	0.67%	23.33% to 21.23%
2002	0.95% to 2.25%	4,339,185	7.97 to 8.06	34,923,433	0.00%	-20.30% to -19.36%	(a) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Century Variable Portfolios, Inc. – Mid Cap Value Fund – Class I
2006	0.95% to 2.10%	710,275	$ 11.08 to 13.16	$8,181,606	1.17%	10.83% to 10.02%	(a) (b)

American Century Variable Portfolios, Inc. – Mid Cap Value Fund – Class II
2006	1.25% to 2.25%	8,750	13.31 to 13.09	115,621	0.63%	18.73% to 17.53%
2005	1.25% to 2.25%	4,747	11.21 to 11.14	53,154	1.38%	12.13% to 11.38%	(a) (b)

American Century Variable Portfolios, Inc. – Ultra® Fund – Class I
2006	0.95% to 2.60%	1,154,945	10.50 to 9.71	11,969,379	0.00%	-4.19% to 5.79%
2005	0.95% to 2.60%	1,997,032	10.96 to 10.31	21,677,939	0.00%	1.20% to -0.46%
2004	0.95% to 2.60%	1,635,491	10.83 to 10.36	17,586,065	0.00%	9.62% to 7.87%
2003	0.95% to 2.70%	1,599,480	9.88 to 9.59	15,711,387	0.00%	23.71% to 21.51%
2002	0.95% to 2.25%	427,070	7.89 to 7.99	3,401,279	0.45%	-21.11% to -20.13%	(a) (b)

American Century Variable Portfolios, Inc. – Ultra® Fund – Class II
2006	1.50% to 2.60%	188,556	10.16 to 9.64	1,888,473	0.00%	-4.83% to -5.89%
2005	1.50% to 2.60%	281,896	10.68 to 10.25	2,984,012	0.00%	0.45% to -0.67%
2004	1.50% to 2.60%	314,693	10.63 to 10.32	3,322,592	0.00%	8.93% to 7.72%
2003	1.50% to 2.60%	318,356	9.76 to 9.58	3,093,529	0.00%	22.93% to 21.55%
2002	1.50% to 2.60%	84,098	7.88 to 7.94	665,893	0.15%	-21.20% to -20.61%	(a) (b)

American Century Variable Portfolios, Inc. – Value Fund – Class I
2006	0.95% to 2.65%	24,152,492	21.02 to 17.29	511,945,824	1.37%	17.53% to 15.57%
2005	0.95% to 2.65%	28,163,939	17.88 to 14.96	508,897,035	0.89%	4.04% to 2.30%
2004	0.95% to 2.65%	31,066,593	17.19 to 14.62	540,444,037	0.98%	13.25% to 11.41%
2003	0.95% to 2.65%	31,663,303	15.18 to 13.13	487,322,945	0.94%	27.73% to 25.55%
2002	0.95% to 2.25%	30,662,966	9.53 to 12.65	370,626,062	0.88%	-14.98% to -13.45%

American Century Variable Portfolios, Inc. – Value Fund – Class II
2006	1.50% to 2.60%	597,711	14.82 to 14.06	8,726,674	1.17%	16.69% to 15.39%
2005	1.50% to 2.60%	718,655	12.70 to 12.19	9,030,848	0.71%	3.29% to 2.14%
2004	1.50% to 2.60%	736,549	12.29 to 11.93	8,984,780	0.83%	12.46% to 11.21%
2003	1.50% to 2.60%	732,705	10.93 to 10.73	7,970,560	0.67%	26.88% to 25.47%
2002	1.50% to 2.60%	276,263	8.55 to 8.62	2,374,430	0.00%	-14.48% to -13.84%	(a) (b)

American Century Variable Portfolios, Inc. – VistaSM Fund – Class I
2006	0.95% to 1.65%	46,824	9.57 to 9.52	465,527	0.00%	-4.34% to -4.79%	(a) (b)

American Century Variable Portfolios, Inc. – VistaSM Fund – Class II
2006	1.25% to 2.25%	1,368	12.21 to 12.01	16,525	0.00%	7.52% to 6.43%
2005	1.25% to 2.25%	1,310	11.36 to 11.28	14,808	0.00%	13.61% to 12.84%	(a) (b)

BB&T Variable Insurance Funds – BB&T VIF Capital Manager Equity Fund
2006	0.95% to 1.75%	167,149	13.27 to 12.75	2,170,620	1.06%	14.63% to 13.76%
2005	0.95% to 1.75%	173,891	11.58 to 11.20	1,977,946	1.46%	5.76% to 4.95%
2004	0.95% to 1.75%	179,516	10.95 to 10.68	1,938,845	0.76%	10.85% to 10.03%
2003	0.95% to 1.75%	160,093	9.88 to 9.70	1,566,829	0.39%	24.28% to 23.25%
2002	0.95% to 1.70%	141,508	7.88 to 7.95	1,118,486	0.32%	-22.59% to -22.00%

BB&T Variable Insurance Funds – BB&T VIF Large Cap
2006	0.95% to 2.00%	325,009	14.13 to 13.40	4,521,052	1.32%	20.13% to 18.93%
2005	0.95% to 2.00%	340,929	11.76 to 11.26	3,959,805	1.89%	5.89% to 4.82%
2004	0.95% to 2.00%	357,885	11.11 to 10.75	3,937,384	1.79%	12.10% to 11.00%
2003	0.95% to 2.00%	322,683	9.91 to 9.68	3,177,031	1.93%	22.45% to 21.11%
2002	0.95% to 1.70%	173,232	8.02 to 8.09	1,397,651	1.85%	-21.01% to -20.41%

BB&T Variable Insurance Funds – BB&T VIF Large Cap Growth
2006	0.95% to 2.00%	170,035	9.79 to 9.27	1,627,561	0.47%	3.10% to 2.03%
2005	0.95% to 2.05%	181,917	9.50 to 9.07	1,696,640	0.38%	0.92% to -0.18%
2004	0.95% to 2.05%	203,835	9.41 to 9.08	1,889,640	0.44%	4.62% to 3.52%
2003	0.95% to 2.05%	186,382	9.00 to 8.77	1,658,565	0.00%	26.81% to 25.36%
2002	0.95% to 1.70%	106,392	7.02 to 7.09	750,507	0.00%	-31.82% to -31.13%

BB&T Variable Insurance Funds – BB&T VIF Mid Cap Growth Fund
2006	0.95% to 2.05%	212,034	15.12 to 14.31	3,142,013	0.43%	2.28% to 1.21%
2005	0.95% to 2.05%	221,842	14.78 to 14.14	3,227,954	0.00%	13.30% to 12.12%
2004	0.95% to 2.05%	232,570	13.05 to 12.61	2,998,507	0.00%	16.08% to 14.89%
2003	0.95% to 2.05%	183,955	11.24 to 10.98	2,052,428	0.00%	35.27% to 33.75%
2002	0.95% to 1.65%	126,777	8.22 to 8.31	1,048,811	0.00%	-21.50% to -20.76%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Credit Suisse Trust – Global Small Cap Portfolio
2006	0.95% to 1.30%	225,532	$13.74 to 16.36	$3,141,525	0.00%	12.13% to 11.74%
2005	0.95% to 1.40%	303,526	12.25 to 14.65	3,775,401	0.00%	15.04% to 14.52%
2004	0.95% to 1.65%	369,551	10.65 to 12.59	3,985,920	0.00%	16.87% to 16.04%
2003	0.95% to 1.65%	447,652	9.11 to 10.85	4,142,199	0.00%	46.26% to 45.22%
2002	0.95% to 1.65%	572,102	6.20 to 7.65	3,626,422	0.00%	-35.25% to -34.78%

Credit Suisse Trust – International Focus Portfolio
2006	0.95% to 1.65%	566,655	13.77 to 15.21	7,848,707	0.97%	17.53% to 16.70%
2005	0.95% to 1.65%	722,518	11.71 to 13.03	8,518,004	0.84%	16.33% to 15.51%
2004	0.95% to 1.65%	921,733	10.07 to 11.28	9,327,288	0.93%	13.65% to 12.85%
2003	0.95% to 1.65%	1,056,590	8.86 to 10.00	9,407,868	0.43%	31.83% to 30.90%
2002	0.95% to 1.65%	1,294,997	6.69 to 7.82	8,745,981	0.00%	-21.23% to -20.67%

Credit Suisse Trust – Large Cap Value Portfolio
2006	0.95% to 2.30%	791,274	17.25 to 13.34	13,592,744	0.87%	18.22% to 16.67%
2005	0.95% to 2.30%	993,748	14.59 to 11.44	14,454,274	0.75%	7.12% to 5.72%
2004	0.95% to 2.30%	1,103,928	13.62 to 10.82	15,004,067	0.52%	10.29% to 8.86%
2003	0.95% to 2.30%	1,221,166	12.35 to 9.94	15,061,157	0.70%	23.98% to 22.24%
2002	0.95% to 1.85%	1,401,028	7.47 to 10.22	13,953,162	0.91%	-24.91% to -23.83%

Dreyfus Investment Portfolios – Emerging Leaders Fund – Service Shares
2006	1.50% to 2.60%	101,828	13.75 to 13.05	1,376,470	0.00%	6.39% to 5.21%
2005	1.50% to 2.60%	121,394	12.93 to 12.40	1,548,272	0.00%	3.18% to 2.03%
2004	1.50% to 2.60%	126,077	12.53 to 12.16	1,562,984	0.00%	12.48% to 11.22%
2003	1.50% to 2.60%	122,126	11.14 to 10.93	1,350,550	0.00%	44.96% to 43.34%
2002	1.50% to 2.35%	38,847	7.64 to 7.68	297,477	0.00%	-23.62% to -23.17%	(a	) (b)

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio – Service Shares
2006	0.95% to 2.45%	3,827,015	15.12 to 14.11	57,168,985	0.46%	13.33% to 11.68%
2005	0.95% to 2.45%	4,740,947	13.35 to 12.63	62,677,695	0.00%	6.22% to 4.68%
2004	0.95% to 2.45%	5,300,317	12.57 to 12.07	66,154,517	0.43%	20.73% to 19.03%
2003	0.95% to 2.40%	3,945,170	10.41 to 10.15	40,884,829	0.25%	36.47% to 34.45%
2002	0.95% to 2.05%	1,223,668	7.55 to 7.63	9,310,674	0.28%	-24.49% to -23.74%	(a	) (b)

Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares, The
2006	0.95% to 2.70%	8,426,635	11.64 to 7.66	94,920,399	0.11%	8.17% to 6.29%
2005	0.95% to 2.70%	10,565,350	10.76 to 7.21	110,388,147	0.00%	2.63% to 0.85%
2004	0.95% to 2.70%	13,226,882	10.49 to 7.14	134,949,800	0.38%	5.20% to 3.41%
2003	0.95% to 2.70%	14,356,877	9.97 to 6.91	139,619,825	0.11%	24.81% to 22.55%
2002	0.95% to 2.25%	15,948,771	5.41 to 7.99	124,666,691	0.20%	-30.97% to -29.62%

Dreyfus Socially Responsible Growth Fund, Inc. – Service Shares, The
2006	1.50% to 2.60%	21,134	10.63 to 10.09	221,499	0.00%	7.33% to 6.13%
2005	1.50% to 2.60%	31,607	9.91 to 9.51	309,376	0.00%	1.81% to 0.67%
2004	1.50% to 2.60%	44,270	9.73 to 9.44	425,727	0.17%	4.35% to 3.19%
2003	1.50% to 2.60%	36,008	9.32 to 9.15	333,031	0.00%	23.87% to 22.49%
2002	1.50% to 2.60%	12,952	7.47 to 7.53	97,212	0.03%	-25.29% to -24.73%	(a	) (b)

Dreyfus Stock Index Fund, Inc. – Initial Shares
2006	0.95% to 2.65%	57,892,321	15.59 to 10.23	853,698,329	1.60%	14.40% to 12.49%
2005	0.95% to 2.65%	71,700,975	13.63 to 9.10	928,266,696	1.56%	3.70% to 1.96%
2004	0.95% to 2.65%	85,102,726	13.14 to 8.92	1,065,918,982	1.75%	9.59% to 7.79%
2003	0.95% to 2.65%	92,185,602	11.99 to 8.28	1,056,735,132	1.42%	27.15% to 24.95%
2002	0.95% to 2.25%	95,354,292	5.89 to 9.43	864,619,920	1.33%	-24.49% to -23.10%

Dreyfus Variable Investment Fund – Appreciation Portfolio – Initial Shares
2006	0.95% to 2.60%	8,535,184	15.85 to 10.48	127,178,838	1.60%	15.37% to 13.50%
2005	0.95% to 2.60%	10,849,045	13.74 to 9.23	140,981,903	0.02%	3.39% to 1.70%
2004	0.95% to 2.60%	12,838,264	13.29 to 9.08	162,001,508	1.58%	4.05% to 2.38%
2003	0.95% to 2.65%	14,368,474	12.77 to 8.84	174,630,642	1.38%	20.02% to 17.94%
2002	0.95% to 2.25%	14,518,204	7.04 to 10.64	147,581,762	1.12%	-18.97% to -17.51%

Dreyfus Variable Investment Fund – Appreciation Portfolio – Service Shares
2006	1.50% to 2.60%	328,325	12.06 to 11.44	3,894,443	1.32%	14.47% to 13.20%
2005	1.50% to 2.60%	353,031	10.53 to 10.11	3,670,539	0.00%	2.56% to 1.42%
2004	1.50% to 2.60%	365,410	10.27 to 9.97	3,716,756	1.44%	3.22% to 2.07%
2003	1.50% to 2.60%	345,131	9.95 to 9.77	3,413,604	1.64%	19.02% to 17.69%
2002	1.50% to 2.50%	120,876	8.30 to 8.36	1,007,673	1.83%	-16.96% to -16.39%	(a	) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Dreyfus Variable Investment Fund – Developing Leaders Portfolio – Initial Shares
2006	0.95% to 1.85%	41,384	$13.24 to 11.35	$497,921	0.40%	2.79% to 1.88%
2005	0.95% to 1.85%	39,559	12.88 to 11.14	466,784	0.00%	4.80% to 3.88%
2004	0.95% to 1.85%	39,370	12.29 to 10.72	445,804	0.21%	10.28% to 9.37%
2003	0.95% to 1.85%	36,181	11.14 to 9.80	371,156	0.03%	30.44% to 29.23%
2002	0.95% to 1.40%	27,276	7.59 to 8.54	210,757	0.04%	-20.65% to -19.89%

Dreyfus Variable Investment Fund – International Value Portfolio – Initial Shares
2006	0.95% to 1.55%	27,160	18.88 to 18.30	503,070	1.40%	21.44% to 20.70%
2005	0.95% to 1.55%	29,758	15.55 to 15.16	455,973	0.00%	10.83% to 10.16%
2004	0.95% to 1.55%	31,294	14.03 to 13.76	434,279	1.08%	18.88% to 18.16%
2003	0.95% to 1.55%	32,213	11.80 to 11.65	377,382	1.47%	35.06% to 34.24%
2002	0.95% to 1.55%	8,057	8.68 to 8.74	70,197	1.70%	-13.59% to -13.06%

Federated Insurance Series – Federated American Leaders Fund II – Service Shares
2006	1.50% to 2.60%	49,357	12.91 to 12.25	626,940	1.32%	14.74% to 13.46%
2005	1.50% to 2.60%	58,134	11.25 to 10.80	644,442	1.25%	3.21% to 2.06%
2004	1.50% to 2.60%	67,408	10.90 to 10.58	727,827	1.23%	7.86% to 6.65%
2003	1.50% to 2.60%	62,971	10.11 to 9.92	632,955	0.90%	25.41% to 24.01%
2002	1.50% to 2.20%	16,666	8.02 to 8.06	134,110	0.00%	-19.78% to -19.40%	(a) (b)

Federated Insurance Series – Federated Capital Appreciation Fund II – Service Shares
2006	1.50% to 2.60%	94,849	11.97 to 11.36	1,115,659	0.53%	14.05% to 12.78%
2005	1.50% to 2.60%	101,179	10.49 to 10.07	1,048,079	0.82%	0.17% to -0.94%
2004	1.50% to 2.60%	121,303	10.47 to 10.16	1,258,078	0.49%	5.50% to 4.33%
2003	1.50% to 2.60%	127,784	9.93 to 9.74	1,260,625	0.35%	22.02% to 20.66%
2002	1.50% to 2.60%	54,725	8.08 to 8.14	444,085	0.00%	-19.25% to -18.64%	(a) (b)

Federated Insurance Series – Federated High Income Bond Fund II – Service Shares
2006	1.50% to 2.60%	381,404	13.71 to 13.01	5,132,472	8.12%	8.91% to 7.70%
2005	1.50% to 2.60%	429,576	12.59 to 12.08	5,327,276	8.31%	0.74% to -0.38%
2004	1.50% to 2.60%	501,358	12.50 to 12.13	6,200,535	7.42%	8.51% to 7.30%
2003	1.50% to 2.60%	594,118	11.52 to 11.30	6,802,892	4.65%	19.97% to 18.63%
2002	1.50% to 2.60%	118,039	9.53 to 9.60	1,130,291	0.00%	-4.71% to -3.99%	(a) (b)

Federated Insurance Series – Federated Market Opportunity Fund II – Service Shares
2006	0.95% to 2.25%	113,120	10.33 to 10.24	1,166,083	0.00%	3.30% to 2.40%	(a) (b)

Federated Insurance Series – Federated Quality Bond Fund II – Primary Shares
2006	0.95% to 2.70%	19,923,851	13.69 to 11.87	265,905,915	4.23%	3.17% to 1.36%
2005	0.95% to 2.70%	24,642,363	13.27 to 11.71	319,956,654	3.84%	0.34% to -1.42%
2004	0.95% to 2.70%	27,791,514	13.22 to 11.87	360,649,435	4.24%	2.64% to 0.84%
2003	0.95% to 2.70%	33,400,483	12.88 to 11.78	423,435,511	3.57%	3.65% to 1.86%
2002	0.95% to 2.25%	33,983,812	11.56 to 12.43	416,870,120	2.89%	6.38% to 8.27%

Federated Insurance Series – Federated Quality Bond Fund II – Service Shares
2006	1.50% to 2.60%	826,174	11.38 to 10.80	9,261,610	3.83%	2.37% to 1.23%
2005	1.50% to 2.60%	906,385	11.12 to 10.67	9,961,595	3.57%	-0.52% to -1.63%
2004	1.50% to 2.60%	1,034,363	11.18 to 10.85	11,460,780	4.09%	1.77% to 0.63%
2003	1.50% to 2.60%	1,158,034	10.98 to 10.78	12,646,527	3.11%	2.87% to 1.72%
2002	1.50% to 2.60%	393,660	10.59 to 10.67	4,192,600	0.00%	5.95% to 6.74%	(a) (b)

Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Service Class
2006	0.95% to 2.65%	45,771,858	17.67 to 13.52	802,115,173	3.09%	18.94% to 16.97%
2005	0.95% to 2.65%	54,528,487	14.86 to 11.56	805,264,252	1.58%	4.76% to 3.00%
2004	0.95% to 2.65%	63,110,573	14.18 to 11.22	891,838,209	1.45%	10.32% to 8.52%
2003	0.95% to 2.65%	64,919,984	12.86 to 10.34	833,502,241	1.53%	28.98% to 26.76%
2002	0.95% to 2.25%	60,212,580	7.41 to 10.24	600,903,507	1.61%	-19.24% to -17.79%

Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Service Class 2
2006	1.50% to 2.60%	1,257,321	14.10 to 13.38	17,476,446	2.90%	18.14% to 16.82%
2005	1.50% to 2.60%	1,326,705	11.94 to 11.46	15,660,964	1.46%	3.99% to 2.83%
2004	1.50% to 2.60%	1,470,503	11.48 to 11.14	16,742,355	1.39%	9.57% to 8.34%
2003	1.50% to 2.60%	1,453,838	10.48 to 10.28	15,156,305	0.93%	28.08% to 26.65%
2002	1.50% to 2.60%	443,769	8.12 to 8.18	3,622,751	0.00%	-18.80% to -18.19%	(a) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity® Variable Insurance Products Fund – Growth Portfolio – Service Class
2006	0.95% to 2.65%	33,064,556	$13.91 to 8.42	$428,694,016	0.30%	5.72% to 3.95%
2005	0.95% to 2.65%	41,679,172	13.16 to 8.10	513,272,202	0.40%	4.67% to 2.90%
2004	0.95% to 2.65%	51,970,948	12.57 to 7.87	613,327,993	0.17%	2.28% to 0.59%
2003	0.95% to 2.65%	58,941,283	12.29 to 7.83	683,298,017	0.18%	31.52% to 29.22%
2002	0.95% to 2.20%	60,318,635	5.87 to 9.35	534,138,053	0.15%	-32.14% to -30.86%

Fidelity® Variable Insurance Products Fund – Growth Portfolio – Service Class 2
2006	1.50% to 2.60%	544,353	10.76 to 10.21	5,765,569	0.16%	4.98% to 3.81%
2005	1.50% to 2.60%	584,358	10.25 to 9.84	5,916,818	0.27%	3.92% to 2.77%
2004	1.50% to 2.60%	622,916	9.86 to 9.57	6,092,705	0.13%	1.58% to 0.44%
2003	1.50% to 2.60%	619,256	9.71 to 9.53	5,981,099	0.08%	30.55% to 29.10%
2002	1.50% to 2.60%	202,676	7.38 to 7.44	1,504,242	0.00%	-26.18% to -25.62%	(a) (b)

Fidelity® Variable Insurance Products Fund – High Income Portfolio – Service Class
2006	0.95% to 2.65%	18,673,694	10.74 to 9.65	206,301,456	7.08%	10.12% to 8.27%
2005	0.95% to 2.65%	22,786,741	9.76 to 8.91	228,692,417	14.51%	1.55% to -0.16%
2004	0.95% to 2.65%	28,067,837	9.61 to 8.92	277,897,270	7.77%	8.43% to 6.63%
2003	0.95% to 2.65%	35,327,848	8.86 to 8.37	323,732,284	5.77%	25.76% to 23.70%
2002	0.95% to 2.25%	26,938,971	6.37 to 7.69	195,766,587	9.64%	0.83% to 2.63%

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class
2006	0.95% to 2.20%	3,528,715	16.86 to 12.88	60,072,973	0.82%	16.83% to 15.36%
2005	0.95% to 2.25%	4,468,213	14.43 to 11.88	65,144,063	0.56%	17.84% to 16.37%
2004	0.95% to 2.25%	5,309,091	12.25 to 10.21	65,783,903	1.09%	12.41% to 11.05%
2003	0.95% to 2.25%	6,173,912	10.90 to 9.19	68,125,249	0.74%	41.85% to 39.95%
2002	0.95% to 2.20%	7,674,047	6.17 to 8.42	59,763,768	0.79%	-22.25% to -21.10%

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class 2 R
2006	1.50% to 2.60%	648,323	16.47 to 15.63	10,502,811	0.74%	16.05% to 14.76%
2005	1.50% to 2.60%	675,789	14.19 to 13.62	9,468,985	0.50%	16.97% to 15.66%
2004	1.50% to 2.60%	708,262	12.13 to 11.78	8,510,693	1.00%	11.62% to 10.37%
2003	1.50% to 2.60%	646,592	10.87 to 10.67	6,988,652	0.53%	40.86% to 39.28%
2002	1.50% to 2.60%	202,377	7.66 to 7.72	1,557,719	0.00%	-23.40% to -22.82%	(a) (b)

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class R
2006	0.95% to 2.65%	6,293,681	17.01 to 15.72	105,827,473	0.86%	16.83% to 14.93%
2005	0.95% to 2.65%	6,958,794	14.56 to 13.68	100,454,692	0.52%	17.80% to 15.85%
2004	0.95% to 2.65%	6,862,770	12.36 to 11.80	84,243,034	0.94%	12.42% to 10.61%
2003	0.95% to 2.70%	5,106,033	10.99 to 10.66	55,922,783	0.48%	41.89% to 39.35%
2002	0.95% to 2.25%	2,316,895	7.65 to 7.75	17,918,637	0.00%	-23.48% to -22.52%	(a) (b)

Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Service Class
2006	0.95% to 2.85%	42,459,981	21.07 to 13.93	863,420,871	1.11%	10.53% to 8.49%
2005	0.95% to 2.85%	48,190,974	19.06 to 12.84	889,863,683	0.19%	15.74% to 13.60%
2004	0.95% to 2.85%	47,949,091	16.47 to 11.31	767,936,500	0.24%	14.24% to 12.15%
2003	0.95% to 2.85%	46,557,635	14.41 to 10.08	654,671,016	0.33%	27.13% to 24.71%
2002	0.95% to 2.40%	45,313,610	6.92 to 11.34	503,327,033	0.72%	-12.03% to -10.29%

Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Service Class 2
2006	1.50% to 2.60%	1,229,048	15.58 to 14.79	18,868,372	0.99%	9.76% to 8.54%
2005	1.50% to 2.60%	1,274,568	14.20 to 13.62	17,887,257	0.12%	14.90% to 13.62%
2004	1.50% to 2.60%	1,246,619	12.36 to 11.99	15,271,569	0.21%	13.43% to 12.17%
2003	1.50% to 2.60%	1,168,158	10.89 to 10.69	12,657,188	0.16%	26.27% to 24.87%
2002	1.50% to 2.60%	337,942	8.56 to 8.63	2,907,598	0.00%	-14.39% to -13.74%	(a) (b)

Fidelity® Variable Insurance Products Fund II – Investment Grade Bond Portfolio – Service Class
2006	0.95% to 2.40%	5,515,247	10.96 to 11.27	61,260,909	3.59%	3.31% to 1.81%
2005	0.95% to 2.40%	4,565,853	10.61 to 11.07	49,110,582	3.14%	1.11% to -0.35%
2004	0.95% to 2.25%	2,891,195	10.49 to 11.15	30,798,680	2.94%	3.33% to 1.99%
2003	0.95% to 2.05%	1,077,164	10.15 to 10.97	11,207,437	0.00%	1.53% to 0.80%	(a) (b)

Fidelity® Variable Insurance Products Fund III – Growth Opportunities Portfolio – Service Class
2006	0.95% to 2.35%	5,734,093	10.90 to 7.58	60,614,578	0.64%	4.30% to 2.86%
2005	0.95% to 2.35%	7,586,186	10.45 to 7.37	77,163,649	0.84%	7.83% to 6.35%
2004	0.95% to 2.35%	9,323,234	9.69 to 6.93	88,133,135	0.48%	6.04% to 4.61%
2003	0.95% to 2.35%	10,741,094	9.14 to 6.62	95,964,919	0.62%	28.43% to 26.61%
2002	0.95% to 2.20%	12,480,171	5.09 to 7.12	86,958,330	0.95%	-23.86% to -22.66%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity® Variable Insurance Products Fund III – Mid Cap Portfolio – Service Class
2006	0.95% to 2.65%	2,219,901	$ 9.88 to 13.27	$23,686,575	0.00%	-1.20% to -2.29%	(a) (b)

Fidelity® Variable Insurance Products Fund III – Mid Cap Portfolio – Service Class 2
2006	1.50% to 2.60%	726,383	18.44 to 17.50	13,188,602	0.18%	10.72% to 9.49%
2005	1.50% to 2.60%	734,732	16.66 to 15.99	12,091,781	0.00%	16.25% to 14.96%
2004	1.50% to 2.60%	741,487	14.33 to 13.91	10,528,591	0.00%	22.79% to 21.42%
2003	1.50% to 2.60%	656,982	11.67 to 11.45	7,623,045	0.15%	36.18% to 34.66%
2002	1.50% to 2.60%	211,852	8.50 to 8.57	1,810,462	0.00%	-14.95% to -14.31%	(a) (b)

Fidelity® Variable Insurance Products Fund III – Value Strategies Portfolio – Service Class
2006	0.95% to 2.65%	2,381,904	15.39 to 14.22	36,180,710	0.60%	15.10% to 13.19%
2005	0.95% to 2.65%	3,312,290	13.38 to 12.56	43,862,396	0.00%	1.58% to -0.12%
2004	0.95% to 2.65%	4,540,152	13.17 to 12.58	59,295,063	0.00%	12.90% to 11.09%
2003	0.95% to 2.65%	4,151,781	11.66 to 11.32	48,179,536	0.00%	56.29% to 53.62%
2002	0.95% to 2.20%	897,365	7.37 to 7.46	6,681,297	0.00%	-26.30% to -25.38%	(a) (b)

Fidelity® Variable Insurance Products Fund III – Value Strategies Portfolio – Service Class 2
2006	1.50% to 2.60%	189,220	14.99 to 14.23	2,790,485	0.35%	14.27% to 13.00%
2005	1.50% to 2.60%	200,980	13.12 to 12.59	2,603,222	0.00%	0.89% to -0.23%
2004	1.50% to 2.60%	226,885	13.00 to 12.62	2,923,757	0.00%	12.13% to 10.88%
2003	1.50% to 2.60%	182,049	11.60 to 11.38	2,099,853	0.00%	55.01% to 53.28%
2002	1.50% to 2.60%	59,983	7.42 to 7.48	447,622	0.00%	-25.75% to -25.19%	(a) (b)

Fidelity® Variable Insurance Products Fund IV – Energy Portfolio – Service Class 2
2006	0.95% to 2.65%	1,092,891	9.40 to 15.10	11,353,460	1.20%	-6.01% to -7.03%	(a) (b)
2005	1.25%	2,596	13.40	34,792	0.71%	34.02%	(a) (b)

Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2010 Portfolio – Service Class
2006	0.95% to 2.00%	238,181	10.54 to 11.48	2,662,735	3.28%	5.37% to 4.65%	(a) (b)

Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2010 Portfolio – Service Class 2
2006	1.25%	3,171	11.59	36,739	2.41%	8.21%
2005	1.25%	944	10.71	10,107	0.87%	7.06%	(a) (b)

Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2020 Portfolio – Service Class
2006	0.95% to 1.75%	203,073	10.56 to 12.08	2,180,054	2.85%	5.57% to 5.04%	(a) (b)

Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2020 Portfolio – Service Class 2
2006	1.25% to 2.25%	2,852	12.15 to 11.95	34,337	2.38%	10.31% to 9.20%
2005	1.25%	379	11.01	4,174	1.01%	10.14%	(a) (b)

Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2030 Portfolio – Service Class
2006	0.95% to 1.80%	85,992	10.58 to 12.45	948,186	2.81%	5.77% to 5.21%	(a) (b)

Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2030 Portfolio – Service Class 2
2006	1.25% to 2.25%	12,830	12.51 to 12.30	158,537	2.54%	11.52% to 10.39%
2005	1.25%	372	11.22	4,175	1.01%	12.22%	(a) (b)

Financial Investors Variable Insurance Trust – First Horizon Core Equity Portfolio
2005	0.95% to 2.00%	149,531	9.64 to 9.21	1,415,472	1.28%	-3.66% to -4.68%
2004	0.95% to 2.00%	179,886	10.01 to 9.66	1,776,697	0.70%	4.48% to 3.37%
2003	0.95% to 2.00%	191,003	9.58 to 9.34	1,812,845	0.24%	27.38% to 26.03%
2002	0.95% to 2.00%	140,512	7.41 to 7.52	1,051,904	0.37%	-27.59% to -26.81%

Initial Funding by Depositor
2005	0.00%	50,000	9.81	490,710	1.28%	-2.74%
2004	0.00%	50,000	10.09	504,531	0.70%	5.48%
2003	0.00%	50,000	9.57	478,333	0.24%	28.60%
2002	0.00%	50,000	7.44	371,962	0.37%	-26.11%

First Horizon Capital Appreciation Portfolio
2005	0.95% to 2.00%	39,067	14.17 to 13.53	542,543	0.00%	2.08% to 1.00%
2004	0.95% to 2.00%	41,705	13.88 to 13.40	569,994	0.00%	10.19% to 9.02%
2003	0.95% to 2.00%	39,589	12.60 to 12.29	492,966	0.00%	40.93% to 39.44%
2002	0.95% to 2.00%	21,602	8.81 to 8.94	191,806	0.00%	-20.25% to -19.40%

Initial Funding by Depositor
2005	0.00%	50,000	14.46	723,423	0.00%	3.06%
2004	0.00%	50,000	14.04	701,963	0.00%	11.25%
2003	0.00%	50,000	12.62	631,000	0.00%	42.28%
2002	0.00%	50,000	8.87	443,500	0.00%	-18.62%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Franklin Templeton Variable Insurance Products Trust – Franklin Income Securities Fund – Class 2
2006	0.95% to 2.25%	3,299,693	$ 11.15 to 11.05	$ 36,704,669	0.32%	11.46% to 10.50%	(a) (b)

Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund – Class 2
2006	1.25% to 2.25%	106,400	13.27 to 12.22	1,376,537	1.25%	15.66% to 14.50%
2005	1.25% to 2.25%	82,711	11.47 to 10.68	935,884	0.77%	2.14% to 6.75%	(b)
2004	1.25%	42,724	11.23	479,896	0.18%	9.61%

Franklin Templeton Variable Insurance Products Trust – Franklin Small Cap Value Securities Fund – Class 2
2006	0.95% to 2.25%	1,233,894	10.18 to 12.63	13,300,620	0.11%	1.81% to 14.36%	(a)
2005	1.25%	29,831	14.02	418,165	0.73%	7.41%
2004	1.25%	17,859	13.05	233,070	0.04%	22.20%

Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund – Class 3
2006	0.95% to 2.25%	483,848	10.69 to 15.83	5,857,903	0.35%	6.95% to 6.08%	(a) (b)
2005	1.25%	11,667	12.70	148,149	0.00%	26.98%	(a) (b)

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund – Class 2
2006	1.25%	6,397	16.32	104,412	1.25%	19.93%
2005	1.25%	7,345	13.61	99,962	1.10%	8.80%
2004	1.25%	8,344	12.51	104,377	1.47%	17.05%

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund – Class 3
2006	0.95% to 2.10%	505,381	10.88 to 13.29	5,780,587	0.39%	8.83% to 8.05%	(a) (b)
2005	1.25%	32,270	12.37	399,267	0.68%	8.76%
2004	1.25%	3,590	11.38	40,840	0.00%	13.76%	(a) (b)

Franklin Templeton Variable Insurance Products Trust – Templeton Global Income Securities Fund – Class 3
2006	0.95% to 2.30%	1,106,336	10.47 to 10.73	11,740,492	0.98%	4.74% to 3.82%	(a) (b)
2005	1.25%	7,294	9.80	71,475	0.00%	-2.01%	(a) (b)

Gartmore GVIT – American Funds GGVIT Asset Allocation Fund – Class II
2006	0.95% to 2.40%	2,062,762	10.49 to 10.39	21,601,072	3.35%	4.90% to 3.89%	(a) (b)

Gartmore GVIT – American Funds GGVIT Bond Fund – Class II
2006	0.95% to 2.20%	1,263,418	10.47 to 10.39	13,209,750	0.99%	4.72% to 3.86%	(a) (b)

Gartmore GVIT – American Funds GGVIT Global Growth Fund – Class II
2006	0.95% to 2.10%	1,678,343	10.77 to 10.69	18,050,298	0.13%	7.74% to 6.91%	(a) (b)

Gartmore GVIT – American Funds GGVIT Growth Fund – Class II
2006	0.95% to 2.20%	2,097,865	10.30 to 10.21	21,564,598	1.17%	2.99% to 2.12%	(a) (b)

Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class II
2006	1.25%	290	17.24	5,000	1.84%	20.88%
2005	1.25%	313	14.26	4,465	1.14%	10.39%
2004	1.25%	336	12.92	4,341	2.07%	18.50%

Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class III
2006	0.95% to 2.65%	3,773,123	22.22 to 20.92	83,144,686	2.01%	21.58% to 19.60%
2005	0.95% to 2.65%	3,202,480	18.28 to 17.49	58,153,730	1.57%	10.99% to 9.16%
2004	0.95% to 2.40%	2,138,241	16.47 to 16.09	35,083,705	1.85%	19.12% to 17.51%
2003	0.95% to 2.15%	458,485	13.73 to 13.62	6,285,255	0.00%	37.29% to 36.25%	(a) (b)

Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class VI
2006	1.50% to 2.60%	110,527	15.23 to 14.79	1,669,584	2.05%	20.58% to 19.23%
2005	1.50% to 2.45%	67,378	12.63 to 12.43	847,614	1.29%	10.13% to 9.07%
2004	1.50% to 2.20%	28,799	11.47 to 11.42	329,969	0.49%	14.72% to 14.18%	(a) (b)

Gartmore GVIT – Emerging Markets Fund – Class I
2006	0.95% to 2.15%	210,317	23.87 to 19.08	4,768,329	0.70%	35.42% to 33.95%
2005	0.95% to 2.15%	260,253	17.63 to 14.25	4,361,320	0.58%	31.38% to 29.92%
2004	0.95% to 2.15%	284,119	13.42 to 10.97	3,633,362	0.85%	19.60% to 18.31%
2003	0.95% to 2.15%	406,653	11.22 to 9.27	4,356,168	0.55%	63.70% to 61.73%
2002	0.95% to 2.05%	515,037	5.71 to 6.85	3,389,175	0.22%	-17.20% to -16.04%

Gartmore GVIT – Emerging Markets Fund – Class III
2006	0.95% to 2.65%	4,406,546	26.19 to 24.23	114,010,525	0.72%	35.35% to 33.20%
2005	0.95% to 2.45%	4,965,345	19.35 to 18.33	95,170,769	0.52%	31.40% to 29.54%
2004	0.95% to 2.35%	3,106,247	14.73 to 14.19	45,429,179	1.04%	19.61% to 18.08%
2003	0.95% to 2.40%	2,849,141	12.31 to 12.01	34,902,010	0.47%	63.65% to 61.26%
2002	0.95% to 2.25%	1,318,331	7.45 to 7.52	9,892,328	0.36%	-25.50% to -24.76%	(a) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTESTOFINANCIALSTATEMENTS, CONTINUED)

	Contract Expense Rate*	Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – Emerging Markets Fund – Class VI
2006	1.50% to 2.60%	68,138	$ 20.61 to	20.00	$ 1,391,052	0.65%	34.51% to 33.02%
2005	1.50% to 2.45%	39,305	15.32 to	15.08	598,733	0.49%	30.51% to 29.25%
2004	1.50% to 2.20%	13,294	11.74 to	11.68	155,709	1.69%	17.39% to 16.84%	(a) (b)

Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class I
2006	0.95% to 2.50%	6,422,082	15.39 to	12.66	95,058,287	6.90%	9.56% to 7.88%
2005	0.95% to 2.50%	8,998,545	14.05 to	11.74	121,811,097	6.73%	1.41% to -0.14%
2004	0.95% to 2.65%	16,155,881	13.85 to	11.65	216,070,644	6.95%	9.05% to 7.24%
2003	0.95% to 2.50%	16,524,655	12.70 to	10.94	203,364,646	7.83%	21.11% to 19.28%
2002	0.95% to 2.20%	13,477,703	8.90 to	10.49	137,551,122	8.60%	0.65% to 2.24%

Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class III
2006	0.95% to 2.65%	5,044,302	11.47 to	11.16	57,586,745	7.11%	9.55% to 7.71%
2005	0.95% to 2.65%	3,808,514	10.47 to	10.36	39,805,529	8.70%	4.74% to 3.56%	(a) (b)

Gartmore GVIT – Gartmore GGVIT International Index Fund – Class VIII
2006	0.95% to 2.25%	115,357	10.89 to	10.80	1,254,445	1.67%	8.94% to 7.99%	(a) (b)

Gartmore GVIT – Global Financial Services Fund – Class I
2006	1.25%	1,731	18.70		32,372	1.24%	18.82%
2005	1.25%	2,396	15.74		37,710	1.26%	9.77%
2004	1.25%	3,093	14.34		44,349	1.54%	19.48%
2003	1.25%	2,686	12.00		32,234	0.46%	39.69%

Gartmore GVIT – Global Financial Services Fund – Class III
2006	0.95% to 2.65%	674,775	19.51 to	17.96	12,967,114	2.05%	19.20% to 17.25%
2005	0.95% to 2.60%	740,148	16.37 to	15.35	11,984,534	1.58%	10.12% to 8.35%
2004	0.95% to 2.60%	614,645	14.86 to	14.17	9,063,639	1.77%	19.98% to 18.11%
2003	0.95% to 2.60%	444,314	12.39 to	11.99	5,474,639	0.55%	40.12% to 37.82%
2002	0.95% to 2.00%	268,594	8.71 to	8.84	2,369,793	0.15%	-12.86% to -11.58%	(a) (b)

Gartmore GVIT – Global Health Sciences Fund – Class I
2006	1.25%	7,575	12.92		97,832	0.00%	1.43%
2005	1.25%	8,212	12.73		104,566	0.00%	7.09%
2004	1.25%	8,804	11.89		104,685	0.00%	6.51%
2003	1.25%	580	11.16		6,475	0.00%	34.99%

Gartmore GVIT – Global Health Sciences Fund – Class III
2006	0.95% to 2.65%	1,954,346	13.38 to	12.31	25,738,556	0.00%	1.73% to 0.01%
2005	0.95% to 2.65%	2,518,573	13.16 to	12.31	32,740,994	0.00%	7.40% to 5.60%
2004	0.95% to 2.65%	2,433,103	12.25 to	11.65	29,522,923	0.00%	6.82% to 5.06%
2003	0.95% to 2.65%	1,751,103	11.47 to	11.09	19,957,282	0.00%	35.47% to 33.19%
2002	0.95% to 2.60%	966,515	8.33 to	8.47	8,156,119	0.00%	-16.73% to -15.34%	(a) (b)

Gartmore GVIT – Global Technology and Communications Fund – Class I
2006	0.95% to 2.20%	572,880	3.33 to	3.78	1,988,895	0.00%	10.12% to 8.78%
2005	0.95% to 2.20%	788,346	3.02 to	2.83	2,499,299	0.00%	-1.46% to -2.70%
2004	0.95% to 2.20%	997,831	3.07 to	3.57	3,219,904	0.00%	3.32% to 2.08%
2003	0.95% to 2.20%	1,232,090	2.97 to	3.50	3,847,558	0.00%	53.76% to 51.78%
2002	0.95% to 2.20%	1,513,650	1.88 to	2.35	3,100,271	0.66%	-44.20% to -43.33%

Gartmore GVIT – Global Technology and Communications Fund – Class III
2006	0.95% to 2.40%	1,016,600	12.30 to	11.48	12,346,090	0.00%	10.03% to 8.47%
2005	0.95% to 2.40%	916,675	11.18 to	10.59	10,136,663	0.00%	-1.46% to -2.91%
2004	0.95% to 2.40%	1,321,233	11.34 to	10.90	14,861,753	0.00%	3.29% to 1.84%
2003	0.95% to 2.55%	2,165,513	10.98 to	10.68	23,644,482	0.00%	53.72% to 51.25%
2002	0.95% to 2.20%	511,430	7.07 to	7.14	3,648,433	0.40%	-29.32% to -28.56%	(a) (b)

Gartmore GVIT – Global Utilities Fund – Class I
2006	1.25%	3,870	19.32		74,779	2.52%	35.85%
2005	1.25%	4,277	14.22		60,835	2.07%	5.06%
2004	1.25%	5,693	13.54		77,075	1.27%	28.34%
2003	1.25%	5,169	10.55		54,526	0.52%	22.50%

Gartmore GVIT – Global Utilities Fund – Class III
2006	0.95% to 2.40%	2,128,548	18.11 to	16.87	38,016,144	2.48%	36.29% to 34.39%
2005	0.95% to 2.55%	1,719,422	13.29 to	12.48	22,577,766	2.40%	5.47% to 3.87%
2004	0.95% to 2.55%	1,576,428	12.60 to	12.01	19,709,923	1.30%	28.71% to 26.76%
2003	0.95% to 2.55%	303,185	9.79 to	9.48	2,946,757	0.64%	22.99% to 21.00%
2002	0.95% to 2.05%	97,862	7.84 to	7.96	775,686	1.27%	-21.58% to -20.43%	(a) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – Government Bond Fund – Class I
2006	0.95% to 2.55%	34,986,437	$ 14.91 to	11.99	$483,859,446	3.96%	2.36% to	0.72%
2005	0.95% to 2.60%	42,401,094	14.56 to	11.86	575,425,464	3.64%	2.29% to	0.60%
2004	0.95% to 2.60%	48,795,618	14.24 to	11.79	649,792,719	5.35%	2.28% to	0.59%
2003	0.95% to 2.65%	61,425,031	13.92 to	11.69	801,670,591	3.35%	1.03% to	-0.67%
2002	0.95% to 2.25%	77,981,271	11.77 to	13.78	1,011,348,469	4.58%	8.08% to	9.93%

Gartmore GVIT – Government Bond Fund – Class II
2006	1.50% to 2.60%	1,305,790	11.24 to	10.67	14,449,913	3.79%	1.46% to	0.33%
2005	1.50% to 2.60%	1,433,490	11.08 to	10.64	15,694,602	3.40%	1.47% to	0.34%
2004	1.50% to 2.60%	1,628,935	10.92 to	10.60	17,636,604	5.11%	1.47% to	0.33%
2003	1.50% to 2.60%	1,961,425	10.76 to	10.56	20,998,616	3.98%	0.24% to	-0.88%
2002	1.50% to 2.60%	945,128	10.66 to	10.74	10,126,255	2.83%	6.58% to	7.38%	(a) (b)

Gartmore GVIT – Growth Fund – Class I
2006	0.95% to 2.50%	8,225,494	7.89 to	5.20	62,375,925	0.05%	5.16% to	3.55%
2005	0.95% to 2.50%	10,681,078	7.50 to	5.02	77,433,925	0.08%	5.49% to	3.88%
2004	0.95% to 2.50%	12,847,793	7.11 to	4.83	88,536,579	0.31%	7.13% to	5.52%
2003	0.95% to 2.50%	14,947,044	6.64 to	4.58	96,289,796	0.02%	31.48% to	29.39%
2002	0.95% to 2.05%	16,188,470	3.42 to	5.05	79,642,219	0.00%	-30.60% to	-29.40%

Gartmore GVIT – International Growth Fund – Class I
2006	0.95% to 2.10%	121,194	12.65 to	10.95	1,468,870	1.17%	31.71% to	30.34%
2005	0.95% to 2.10%	138,198	9.61 to	8.40	1,272,654	0.96%	28.98% to	27.58%
2004	0.95% to 2.10%	158,756	7.45 to	6.58	1,138,344	0.76%	13.11% to	11.91%
2003	0.95% to 2.10%	187,653	6.59 to	5.86	1,193,370	0.00%	34.34% to	32.58%
2002	0.95% to 1.85%	227,163	4.43 to	4.90	1,078,351	0.00%	-25.80% to	-24.83%

Gartmore GVIT – International Growth Fund – Class III
2006	0.95% to 2.45%	2,362,026	20.07 to	18.73	46,790,507	1.12%	31.69% to	29.87%
2005	0.95% to 2.55%	1,621,932	15.24 to	14.37	24,441,820	0.83%	28.94% to	26.97%
2004	0.95% to 2.15%	665,501	11.82 to	11.44	7,803,470	1.00%	13.27% to	12.01%
2003	0.95% to 2.05%	441,368	10.44 to	10.24	4,580,456	0.00%	34.05% to	32.56%
2002	0.95% to 2.05%	195,852	7.72 to	7.79	1,521,407	0.00%	-22.76% to	-22.14%	(a) (b)

Gartmore GVIT – Investor Destinations Aggressive Fund – Class II
2006	0.95% to 2.65%	6,062,158	15.08 to	13.86	89,691,367	2.02%	15.76% to	13.85%
2005	0.95% to 2.65%	5,839,704	13.02 to	12.18	74,890,629	1.87%	6.91% to	5.13%
2004	0.95% to 2.65%	5,429,388	12.18 to	11.58	65,348,850	1.69%	12.94% to	11.10%
2003	0.95% to 2.65%	4,049,277	10.79 to	10.43	43,273,923	1.41%	30.62% to	28.37%
2002	0.95% to 2.60%	1,544,512	8.10 to	8.26	12,699,362	1.09%	-19.92% to	-17.42%	(a) (b)

Gartmore GVIT – Investor Destinations Conservative Fund – Class II
2006	0.95% to 2.65%	8,816,232	11.88 to	10.91	102,990,687	3.08%	5.16% to	3.38%
2005	0.95% to 2.65%	9,613,350	11.29 to	10.56	107,088,116	2.76%	2.33% to	0.60%
2004	0.95% to 2.65%	10,005,688	11.04 to	10.50	109,291,782	2.33%	3.66% to	1.91%
2003	0.95% to 2.65%	10,506,818	10.65 to	10.30	111,096,410	2.82%	6.88% to	5.06%
2002	0.95% to 2.60%	6,278,984	9.80 to	9.96	62,335,100	2.54%	-1.97% to	-0.39%	(a) (b)

Gartmore GVIT – Investor Destinations Moderate Fund – Class II
2006	0.95% to 2.65%	36,140,122	13.45 to	12.37	477,611,346	2.40%	10.30% to	8.45%
2005	0.95% to 2.65%	37,043,015	12.20 to	11.40	445,329,806	2.28%	4.35% to	2.60%
2004	0.95% to 2.65%	35,448,745	11.69 to	11.12	409,682,246	2.05%	8.50% to	6.70%
2003	0.95% to 2.65%	28,925,404	10.77 to	10.42	309,210,666	1.90%	18.91% to	16.88%
2002	0.95% to 2.60%	13,348,727	8.91 to	9.06	120,505,145	1.68%	-11.18% to	-9.41%	(a) (b)

Gartmore GVIT – Investor Destinations Moderately Aggressive Fund – Class II
2006	0.95% to 2.85%	19,708,022	14.43 to	13.14	278,982,910	2.19%	13.46% to	11.34%
2005	0.95% to 2.85%	20,208,078	12.72 to	11.80	253,047,764	2.10%	6.06% to	4.08%
2004	0.95% to 2.85%	18,307,486	11.99 to	11.34	216,903,970	1.80%	11.03% to	8.98%
2003	0.95% to 2.85%	13,776,564	10.80 to	10.40	147,557,142	1.48%	25.44% to	23.04%
2002	0.95% to 2.60%	5,730,817	8.45 to	8.61	49,131,920	1.32%	-16.08% to	-13.89%	(a) (b)

Gartmore GVIT – Investor Destinations Moderately Conservative Fund – Class II
2006	0.95% to 2.65%	13,785,352	12.70 to	11.67	171,885,452	2.72%	7.40% to	5.59%
2005	0.95% to 2.65%	15,406,649	11.82 to	11.06	179,533,287	2.60%	3.50% to	1.75%
2004	0.95% to 2.65%	15,686,074	11.42 to	10.86	177,228,363	2.25%	6.14% to	4.37%
2003	0.95% to 2.65%	14,393,258	10.76 to	10.41	153,730,145	2.39%	12.62% to	10.70%
2002	0.95% to 2.60%	7,262,378	9.40 to	9.56	69,158,135	2.11%	-5.96% to	-4.43%	(a) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – J.P. Morgan GVIT Balanced Fund – Class I
2006	0.95% to 2.65%	10,363,591	$ 12.61 to	10.12	$ 126,752,943	2.25%	11.19% to	9.32%
2005	0.95% to 2.65%	12,798,198	11.34 to	9.26	141,266,241	1.96%	1.57% to	-0.14%
2004	0.95% to 2.65%	14,529,688	11.17 to	9.27	158,341,735	1.94%	7.46% to	5.67%
2003	0.95% to 2.65%	15,489,907	10.39 to	8.77	157,300,998	1.73%	17.29% to	15.28%
2002	0.95% to 2.20%	14,568,854	7.44 to	8.86	126,552,438	2.20%	-14.67% to	-13.15%

Gartmore GVIT – Mid Cap Growth Fund – Class I
2006	0.95% to 2.65%	5,554,033	14.36 to	10.63	80,969,198	0.00%	8.87% to	7.06%
2005	0.95% to 2.65%	6,941,684	13.19 to	9.93	93,142,769	0.00%	8.70% to	6.90%
2004	0.95% to 2.65%	7,830,003	12.13 to	9.29	96,860,973	0.00%	14.24% to	12.37%
2003	0.95% to 2.65%	8,921,111	10.62 to	8.26	96,911,423	0.00%	38.81% to	36.38%
2002	0.95% to 2.25%	8,014,482	3.21 to	8.32	62,837,582	0.00%	-38.83% to	-37.61%

Gartmore GVIT – Mid Cap Index Fund – Class I
2006	0.95% to 2.70%	12,312,327	22.62 to	17.90	289,809,079	1.14%	8.85% to	6.99%
2005	0.95% to 2.70%	14,674,682	20.78 to	16.74	316,647,935	1.01%	11.04% to	9.15%
2004	0.95% to 2.70%	15,860,940	18.71 to	15.33	308,684,977	0.54%	14.63% to	12.71%
2003	0.95% to 2.70%	15,398,869	16.32 to	13.60	262,026,841	0.44%	33.37% to	31.02%
2002	0.95% to 2.25%	14,362,198	8.84 to	13.65	183,719,797	0.39%	-17.61% to	-16.11%

Gartmore GVIT – Money Market Fund – Class I
2006	0.95% to 2.60%	45,891,908	12.35 to	10.07	541,867,251	4.73%	3.54% to	1.82%
2005	0.95% to 2.60%	45,063,953	11.93 to	9.89	515,102,832	2.84%	1.70% to	0.01%
2004	0.95% to 2.60%	47,255,568	11.73 to	9.89	533,222,860	0.88%	-0.15% to	-1.81%
2003	0.95% to 2.60%	61,044,850	11.75 to	10.07	691,344,651	0.67%	-0.33% to	-1.99%
2002	0.95% to 2.60%	98,379,110	10.27 to	11.79	1,120,076,990	1.18%	-1.31% to	0.25%

Gartmore GVIT – Nationwide Fund – Class I
2006	0.95% to 2.65%	23,824,168	14.47 to	10.58	339,222,705	1.04%	12.55% to	10.67%
2005	0.95% to 2.65%	29,996,004	12.85 to	9.56	380,305,497	0.88%	6.42% to	4.65%
2004	0.95% to 2.65%	35,853,013	12.08 to	9.13	427,878,572	1.23%	8.71% to	6.91%
2003	0.95% to 2.65%	40,667,472	11.11 to	8.54	447,026,775	0.54%	26.30% to	24.12%
2002	0.95% to 2.25%	43,675,677	6.55 to	8.80	380,932,564	0.85%	-19.47% to	-18.14%

Gartmore GVIT – Nationwide Fund – Class II
2006	1.50% to 2.60%	181,993	12.86 to	12.20	2,282,112	0.92%	11.70% to	10.46%
2005	1.50% to 2.60%	195,744	11.51 to	11.05	2,210,461	0.67%	5.44% to	4.26%
2004	1.50% to 2.60%	228,367	10.92 to	10.59	2,461,950	1.03%	7.89% to	6.69%
2003	1.50% to 2.60%	243,662	10.12 to	9.93	2,445,831	0.47%	25.33% to	23.93%
2002	1.50% to 2.60%	95,189	8.01 to	8.07	767,177	0.76%	-19.88% to	-19.27%	(a) (b)

Gartmore GVIT – Nationwide GVIT Strategic Value Fund – Class I
2003	0.95% to 2.10%	1,255,626	10.06 to	9.75	13,203,244	0.03%	37.49% to	35.87%
2002	0.95% to 1.80%	1,421,331	6.29 to	9.39	10,832,478	0.03%	-26.99% to	-26.07%

Gartmore GVIT – Nationwide Leaders Fund – Class I
2006	1.25%	263	15.20		3,997	0.85%	14.60%
2005	1.25%	286	13.26		3,793	1.19%	8.94%
2004	1.25%	311	12.17		3,786	0.38%	17.31%
2003	1.25%	337	10.38		3,497	0.22%	23.82%
2002	1.25%	355	8.38		2,975	0.54%	-16.18%		(a) (b)

Gartmore GVIT – Nationwide Leaders Fund – Class III
2006	0.95% to 2.65%	1,305,544	16.84 to	15.50	21,591,447	0.73%	15.02% to	13.12%
2005	0.95% to 2.65%	974,521	14.64 to	13.70	14,087,780	1.51%	9.26% to	7.46%
2004	0.95% to 2.25%	517,620	13.40 to	12.90	6,878,568	0.39%	17.64% to	16.19%
2003	0.95% to 2.40%	555,773	11.39 to	11.07	6,293,400	0.20%	24.40% to	22.57%
2002	0.95% to 2.20%	675,300	9.03 to	9.16	6,165,014	1.34%	-9.72% to	-8.43%	(a) (b)

Gartmore GVIT – Small Cap Growth Fund – Class I
2006	0.95% to 2.65%	5,120,028	16.14 to	14.15	80,726,968	0.00%	2.23% to	0.52%
2005	0.95% to 2.65%	5,993,892	15.79 to	14.08	92,742,674	0.00%	7.07% to	5.29%
2004	0.95% to 2.65%	6,907,587	14.75 to	13.37	100,140,193	0.00%	12.34% to	10.48%
2003	0.95% to 2.65%	7,921,776	13.13 to	12.10	102,531,773	0.00%	32.99% to	30.67%
2002	0.95% to 2.25%	7,239,678	4.39 to	9.87	70,683,692	0.00%	-35.14% to	-33.92%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – Small Cap Growth Fund – Class II
2006	1.50% to 2.60%	122,637	$ 11.38 to 10.80	$1,373,239	0.00%	1.44% to 0.31%
2005	1.50% to 2.60%	180,755	11.22 to 10.77	2,007,699	0.00%	6.12% to 4.94%
2004	1.50% to 2.60%	205,976	10.57 to 10.26	2,160,538	0.00%	11.47% to 10.23%
2003	1.50% to 2.60%	206,299	9.49 to 9.31	1,946,808	0.00%	32.05% to 30.58%
2002	1.50% to 2.60%	62,244	7.13 to 7.18	446,027	0.00%	-28.70% to -28.16%	(a) (b)

Gartmore GVIT – Small Cap Value Fund – Class I
2006	0.95% to 2.85%	12,096,038	25.82 to 22.84	359,425,766	0.44%	16.18% to 14.02%
2005	0.95% to 2.85%	15,479,024	22.22 to 20.03	393,884,010	0.06%	2.10% to 0.19%
2004	0.95% to 2.85%	18,902,563	21.77 to 19.99	470,375,470	0.00%	16.18% to 14.10%
2003	0.95% to 2.85%	20,424,000	18.73 to 17.52	437,227,841	0.00%	55.37% to 52.38%
2002	0.95% to 2.40%	20,923,018	9.81 to 16.47	287,510,313	0.01%	-29.29% to -27.86%

Gartmore GVIT – Small Cap Value Fund – Class II
2006	1.50% to 2.60%	241,778	14.74 to 13.99	3,513,687	0.22%	15.35% to 14.06%
2005	1.50% to 2.60%	265,601	12.78 to 12.26	3,359,146	0.00%	1.24% to 0.12%
2004	1.50% to 2.60%	288,728	12.62 to 12.25	3,616,650	0.00%	15.24% to 13.96%
2003	1.50% to 2.60%	271,345	10.95 to 10.75	2,957,361	0.00%	54.10% to 52.39%
2002	1.50% to 2.60%	91,515	7.05 to 7.11	648,541	0.00%	-29.47% to -28.93%	(a) (b)

Gartmore GVIT – Small Company Fund – Class I
2006	0.95% to 2.70%	12,928,900	22.77 to 20.84	324,063,535	0.10%	10.98% to 9.08%
2005	0.95% to 2.70%	15,568,695	20.51 to 19.11	350,774,843	0.00%	11.25% to 9.37%
2004	0.95% to 2.70%	17,198,697	18.44 to 17.47	348,300,700	0.00%	17.89% to 15.93%
2003	0.95% to 2.70%	18,060,444	15.64 to 15.07	310,330,135	0.00%	39.67% to 37.22%
2002	0.95% to 2.25%	17,985,000	7.39 to 14.03	220,913,252	0.00%	-19.60% to -18.11%

Gartmore GVIT – Small Company Fund – Class II
2006	1.50% to 2.60%	350,572	15.39 to 14.61	5,311,628	0.05%	10.08% to 8.85%
2005	1.50% to 2.60%	364,034	13.98 to 13.42	5,027,436	0.00%	10.33% to 9.10%
2004	1.50% to 2.60%	386,685	12.67 to 12.30	4,856,465	0.00%	17.00% to 15.70%
2003	1.50% to 2.60%	389,998	10.83 to 10.63	4,200,161	0.00%	38.51% to 36.96%
2002	1.50% to 2.60%	153,778	7.76 to 7.82	1,199,574	0.00%	-22.38% to -21.79%	(a) (b)

Gartmore GVIT – Turner GVIT Growth Focus Fund – Class I
2003	0.95% to 2.35%	559,208	3.23 to 2.86	1,760,628	0.00%	49.53% to 47.37%
2002	0.95% to 1.90%	750,449	1.94 to 2.16	1,580,486	0.00%	-44.37% to -43.40%

Gartmore GVIT – Turner GVIT Growth Focus Fund – Class III
2003	0.95% to 2.45%	471,588	11.19 to 10.90	5,254,060	0.00%	49.05% to 46.81%
2002	0.95% to 1.90%	131,153	7.43 to 7.51	982,915	0.00%	-25.70% to -24.94%	(a) (b)

Gartmore GVIT – U.S. Growth Leaders Fund – Class I
2006	1.25% to 2.25%	30,749	14.81 to 11.26	430,940	0.36%	-1.53% to -2.53%
2005	1.25% to 2.25%	21,415	15.04 to 11.55	316,390	0.00%	10.57% to 15.52%	(b)
2004	1.25%	17,830	13.60	242,559	0.00%	11.00%
2003	1.25%	575	12.26	7,047	0.00%	50.24%

Gartmore GVIT – U.S. Growth Leaders Fund – Class III
2006	0.95% to 2.65%	1,642,957	13.84 to 12.72	22,390,777	0.25%	-1.23% to -2.89%
2005	0.95% to 2.65%	1,991,805	14.01 to 13.10	27,583,203	0.00%	10.93% to 9.10%
2004	0.95% to 2.60%	1,936,359	12.63 to 12.02	24,247,683	0.00%	11.38% to 9.52%
2003	0.95% to 2.60%	3,766,233	11.34 to 10.98	42,432,617	0.00%	50.95% to 48.44%
2002	0.95% to 2.60%	525,137	7.40 to 7.51	3,932,114	0.00%	-26.04% to -24.87%	(a) (b)

Gartmore GVIT – Van Kampen GGVIT Comstock Value Fund – Class I
2006	0.95% to 2.60%	6,614,484	13.95 to 10.43	90,688,992	1.68%	14.81% to 12.95%
2005	0.95% to 2.60%	7,349,707	12.15 to 9.24	88,152,657	1.60%	3.26% to 1.59%
2004	0.95% to 2.60%	8,373,849	11.77 to 9.09	97,664,621	1.30%	16.38% to 14.55%
2003	0.95% to 2.70%	5,371,018	10.11 to 7.90	53,809,350	1.27%	30.19% to 27.86%
2002	0.95% to 2.25%	4,287,245	5.91 to 7.91	33,188,223	1.31%	-27.24% to -25.86%

Gartmore GVIT – Van Kampen GVIT Multi Sector Bond Fund – Class I
2006	0.95% to 2.65%	10,669,793	14.57 to 12.54	152,161,010	3.94%	3.84% to 2.08%
2005	0.95% to 2.65%	12,458,176	14.03 to 12.28	171,819,314	3.90%	1.21% to -0.50%
2004	0.95% to 2.65%	12,983,235	13.86 to 12.34	177,337,309	4.89%	5.52% to 3.74%
2003	0.95% to 2.60%	13,033,009	13.13 to 12.00	169,204,066	5.36%	11.05% to 9.20%
2002	0.95% to 2.60%	13,884,968	10.89 to 11.96	163,062,295	5.45%	4.42% to 6.19%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – Worldwide Leaders Fund – Class I
2006	0.95% to 2.50%	1,244,511	$17.05 to 12.53	$20,854,713	0.82%	24.69% to 22.86%
2005	0.95% to 2.50%	1,665,870	13.67 to 10.20	22,435,929	0.92%	18.21% to 16.45%
2004	0.95% to 2.50%	1,993,649	11.57 to 8.76	22,767,882	0.00%	14.57% to 12.87%
2003	0.95% to 2.50%	2,305,470	10.01 to 7.76	23,018,222	0.00%	34.77% to 32.61%
2002	0.95% to 2.20%	3,092,482	5.54 to 7.63	22,647,345	1.21%	-27.44% to -26.10%

Gartmore GVIT – Worldwide Leaders Fund – Class III
2006	0.95% to 2.45%	716,442	22.95 to 21.77	16,294,946	0.93%	24.62% to 22.85%
2005	0.95% to 2.40%	703,872	18.42 to 17.75	12,874,064	0.71%	18.21% to 16.57%
2004	0.95% to 2.40%	448,762	15.58 to 15.22	6,962,507	0.00%	14.57% to 12.99%
2003	0.95% to 2.65%	430,617	13.60 to 13.45	5,839,397	0.00%	35.99% to 34.50%	(a) (b)

Janus Aspen Series – Balanced Portfolio – Service Shares
2006	1.25%	3,983	12.79	50,931	1.41%	9.04%
2005	1.25%	7,136	11.73	83,685	2.00%	6.32%
2004	1.25%	7,867	11.03	86,775	3.56%	6.94%
2003	1.25%	1,744	10.31	17,988	0.00%	3.14%	(a) (b)

Janus Aspen Series – Forty Portfolio – Service Shares
2006	0.95% to 2.70%	20,957,631	8.83 to 11.90	208,004,922	0.13%	8.08% to 6.22%
2005	0.95% to 2.70%	25,585,852	8.17 to 11.21	235,739,185	0.01%	11.49% to 9.60%
2004	0.95% to 2.70%	29,018,242	7.32 to 10.22	240,430,077	0.02%	16.85% to 14.86%
2003	0.95% to 2.70%	33,279,122	6.27 to 8.90	237,019,223	0.24%	19.09% to 16.98%
2002	0.95% to 2.25%	38,006,657	5.06 to 8.02	228,220,423	0.30%	-18.27% to -16.73%

Janus Aspen Series – Global Technology Portfolio – Service II Shares
2006	0.95% to 2.55%	1,632,227	12.20 to 11.31	19,619,098	0.00%	6.92% to 5.25%
2005	0.95% to 2.40%	1,809,622	11.41 to 10.81	20,407,786	0.00%	10.27% to 8.69%
2004	0.95% to 2.40%	2,038,707	10.35 to 9.95	20,914,190	0.00%	-0.12% to -1.52%
2003	0.95% to 2.40%	2,119,951	10.36 to 10.10	21,841,396	0.00%	45.74% to 43.58%
2002	0.95% to 2.25%	1,620,570	7.03 to 7.11	11,490,667	0.00%	-29.66% to -28.90%	(a) (b)

Janus Aspen Series – Global Technology Portfolio – Service Shares
2006	0.95% to 2.45%	10,187,641	4.04 to 3.61	40,276,993	0.00%	6.81% to 5.25%
2005	0.95% to 2.45%	12,377,329	3.78 to 3.43	45,930,367	0.00%	10.49% to 8.85%
2004	0.95% to 2.45%	15,268,291	3.43 to 3.15	51,426,185	0.00%	-0.39% to -1.84%
2003	0.95% to 2.45%	18,787,902	3.44 to 3.21	63,696,571	0.00%	45.08% to 42.82%
2002	0.95% to 2.20%	24,072,809	2.25 to 2.37	56,417,204	0.00%	-42.53% to -41.49%

Janus Aspen Series – INTECH Risk-Managed Core Portfolio – Service Shares
2006	0.95% to 2.45%	204,029	17.14 to 16.25	3,456,456	0.10%	9.72% to 8.11%
2005	0.95% to 2.25%	312,325	15.63 to 15.11	4,849,120	1.55%	9.86% to 8.49%
2004	0.95% to 2.05%	355,509	14.22 to 13.96	5,037,861	1.76%	16.35% to 15.06%
2003	0.95% to 2.35%	93,176	12.22 to 12.11	1,136,918	0.15%	22.24% to 21.13%	(a) (b)

Janus Aspen Series – International Growth Portfolio – Service II Shares
2006	0.95% to 2.65%	6,727,631	23.10 to 21.36	153,417,136	2.17%	45.31% to 43.03%
2005	0.95% to 2.50%	5,457,024	15.90 to 15.02	85,809,891	1.07%	30.77% to 28.84%
2004	0.95% to 2.50%	4,947,582	12.16 to 11.66	59,657,128	0.84%	17.58% to 15.86%
2003	0.95% to 2.50%	4,987,992	10.34 to 10.06	51,293,210	0.97%	33.27% to 31.14%
2002	0.95% to 2.20%	3,951,071	7.67 to 7.76	30,585,952	0.39%	-23.27% to -22.41%	(a) (b)

Janus Aspen Series – International Growth Portfolio – Service Shares
2006	0.95% to 2.50%	10,413,775	13.60 to 21.31	164,415,764	1.85%	45.24% to 43.19%
2005	0.95% to 2.50%	12,338,040	9.36 to 14.88	134,879,076	0.99%	30.69% to 28.76%
2004	0.95% to 2.50%	14,665,587	7.16 to 11.56	122,981,313	0.79%	17.56% to 15.84%
2003	0.95% to 2.50%	17,681,761	6.09 to 9.98	126,313,887	0.90%	33.26% to 31.12%
2002	0.95% to 2.25%	22,978,097	4.40 to 7.95	123,326,217	0.59%	-27.71% to -26.46%

JPMorgan Series Trust II – JPMorgan Mid Cap Value Portfolio
2006	0.95% to 2.30%	3,023,212	14.29 to 13.79	42,901,825	0.64%	15.73% to 14.22%
2005	0.95% to 2.55%	5,126,253	12.35 to 12.03	63,040,445	0.19%	8.18% to 6.51%
2004	0.95% to 2.55%	2,153,173	11.41 to 11.29	24,534,399	0.00%	14.12% to 12.92%	(a) (b)

MFS Variable Insurance Trust – Investors Growth Stock Series – Service Class
2006	1.25% to 2.25%	23,107	11.92 to 11.51	275,266	0.00%	5.97% to 4.90%
2005	1.25% to 2.25%	25,301	11.25 to 10.98	284,412	0.15%	2.93% to 9.77%	(b)
2004	1.25%	20,161	10.93	220,403	0.00%	7.62%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
MFS Variable Insurance Trust – Mid Cap Growth Series – Service Class
2006	1.50% to 2.60%	304,947	$10.98 to 10.42	$3,298,879	0.00%	0.77% to -0.36%
2005	1.50% to 2.60%	337,675	10.90 to 10.46	3,634,793	0.00%	1.32% to 0.19%
2004	1.50% to 2.60%	425,670	10.76 to 10.44	4,537,608	0.00%	12.66% to 11.41%
2003	1.50% to 2.60%	428,276	9.55 to 9.37	4,067,064	0.00%	34.56% to 33.06%
2002	1.50% to 2.60%	187,101	7.04 to 7.10	1,324,318	0.00%	-29.57% to -29.04%	(a) (b)

MFS Variable Insurance Trust – New Discovery Series – Service Class
2006	1.50% to 2.60%	143,980	11.82 to 11.21	1,675,133	0.00%	11.24% to 10.00%
2005	1.50% to 2.60%	162,284	10.62 to 10.19	1,702,676	0.00%	3.46% to 2.31%
2004	1.50% to 2.60%	201,354	10.27 to 9.96	2,048,276	0.00%	4.62% to 3.45%
2003	1.50% to 2.60%	205,441	9.81 to 9.63	2,004,511	0.00%	31.43% to 29.97%
2002	1.50% to 2.50%	55,031	7.42 to 7.47	409,770	0.00%	-25.83% to -25.32%	(a) (b)

MFS Variable Insurance Trust – Value Series – Service Class
2006	0.95% to 2.60%	2,656,741	11.09 to 13.65	31,544,216	0.21%	10.91% to 17.38%	(a)
2005	1.50% to 2.60%	311,423	12.12 to 11.63	3,727,418	0.64%	4.87% to 3.71%
2004	1.50% to 2.60%	326,744	11.55 to 11.21	3,740,488	0.40%	13.10% to 11.84%
2003	1.50% to 2.60%	330,815	10.22 to 10.03	3,360,300	0.17%	22.84% to 21.47%
2002	1.50% to 2.60%	126,768	8.25 to 8.32	1,052,083	0.00%	-17.45% to -16.83%	(a) (b)

Neuberger Berman Advisers Management Trust – Fasciano Portfolio – Class S
2006	0.95% to 2.60%	118,814	9.76 to 13.29	1,557,992	0.00%	-2.44% to 2.52%	(a)
2005	1.50% to 2.60%	117,937	13.51 to 12.97	1,575,618	0.00%	1.36% to 0.23%
2004	1.50% to 2.60%	134,690	13.33 to 12.94	1,780,981	0.00%	10.20% to 8.97%
2003	1.50% to 2.60%	131,193	12.01 to 11.87	1,578,632	0.00%	23.19% to 21.81%
2002	1.50% to 2.60%	33,884	9.75 to 9.82	331,753	0.00%	-2.53% to -1.80%	(a) (b)

Neuberger Berman Advisers Management Trust – Focus Portfolio – S Class Shares(Obsolete)
2005	1.50% to 2.60%	39,503	21.03 to 20.18	816,015	0.00%	-1.60% to -2.70%
2004	1.50% to 2.60%	45,622	21.37 to 20.74	963,014	0.00%	4.62% to 3.45%
2003	1.50% to 2.60%	48,070	20.43 to 20.05	974,606	0.00%	-87.75% to 85.66%
2002	1.50% to 2.60%	10,974	10.80 to 10.88	118,987	0.00%	7.98% to 8.80%	(a) (b)

Neuberger Berman Advisers Management Trust – Guardian Portfolio – I Class Shares
2006	0.95% to 2.30%	5,156,402	20.04 to 12.66	95,524,513	0.63%	12.30% to 10.83%
2005	0.95% to 2.40%	6,511,626	17.85 to 11.34	107,576,898	0.15%	7.36% to 5.85%
2004	0.95% to 2.40%	7,395,161	16.62 to 10.72	114,487,471	0.12%	14.71% to 13.13%
2003	0.95% to 2.40%	8,232,006	14.49 to 9.47	111,415,197	0.86%	30.51% to 28.56%
2002	0.95% to 2.25%	8,581,564	6.81 to 11.10	89,348,086	0.74%	-28.20% to -27.15%

Neuberger Berman Advisers Management Trust – International Portfolio – Class S
2006	0.95% to 2.40%	506,394	10.38 to 13.95	5,724,548	0.37%	3.83% to 2.87%	(a) (b)
2005	1.25%	812	11.65	9,462	0.21%	16.53%	(a) (b)

Neuberger Berman Advisers Management Trust – Limited Maturity Bond Portfolio – Class I
2006	0.95% to 2.35%	5,053,380	10.39 to 9.86	52,415,451	3.28%	3.21% to 1.76%
2005	0.95% to 2.35%	4,630,463	10.07 to 9.69	46,690,045	2.91%	0.48% to -0.93%
2004	0.95% to 2.35%	4,141,923	10.02 to 9.78	41,675,796	4.72%	-0.18% to -1.59%
2003	0.95% to 2.20%	2,341,639	10.04 to 9.95	23,684,746	7.44%	0.36% to -0.49%	(a) (b)

Neuberger Berman Advisers Management Trust – Mid Cap Growth Portfolio – I Class Shares
2006	0.95% to 2.65%	8,624,822	22.04 to 11.80	167,202,644	0.00%	13.61% to 11.74%
2005	0.95% to 2.65%	10,420,932	19.40 to 10.56	179,006,315	0.00%	12.66% to 10.81%
2004	0.95% to 2.65%	12,187,318	17.22 to 9.53	186,500,405	0.00%	15.20% to 13.31%
2003	0.95% to 2.65%	13,310,419	14.95 to 8.41	177,287,825	0.00%	26.86% to 24.63%
2002	0.95% to 2.25%	13,997,826	4.21 to 11.78	147,934,257	0.00%	-31.31% to -30.01%

Neuberger Berman Advisers Management Trust – Partners Portfolio – Class I
2006	0.95% to 2.65%	9,274,134	16.45 to 13.66	158,663,346	0.69%	11.18% to 9.33%
2005	0.95% to 2.65%	11,757,754	14.79 to 12.49	180,431,475	1.02%	16.93% to 15.02%
2004	0.95% to 2.35%	9,929,548	12.65 to 11.06	130,061,644	0.01%	17.85% to 16.28%
2003	0.95% to 2.40%	10,120,850	10.74 to 9.49	112,336,089	0.00%	33.81% to 31.83%
2002	0.95% to 2.20%	9,838,338	6.58 to 9.04	81,171,261	0.59%	-25.98% to -24.86%

Neuberger Berman Advisers Management Trust – Regency Portfolio – Class S
2006	0.95% to 2.05%	461,292	10.20 to 12.51	4,821,327	0.66%	2.04% to 1.31%	(a) (b)
2005	1.25% to 2.25%	8,773	11.57 to 11.49	101,379	0.00%	15.65% to 14.88%	(a) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Neuberger Berman Advisers Management Trust – Socially Responsive Portfolio Class I
2006	0.95% to 2.20%	801,737	$13.48 to	15.73	$11,396,044	0.13%	12.63% to	11.26%
2005	0.95% to 2.20%	380,100	11.97 to	14.14	4,777,305	0.00%	5.84% to	4.56%
2004	0.95% to 2.20%	119,039	11.31 to	11.22	1,430,368	0.00%	13.12% to	12.17%	(a) (b)

Oppenheimer Global Securities Fund/VA – Class 3
2006	0.95% to 2.65%	10,676,504	22.23 to	20.93	234,998,177	1.03%	16.57% to	14.67%
2005	0.95% to 2.65%	11,634,927	19.07 to	18.25	220,237,863	0.96%	13.25% to	11.39%
2004	0.95% to 2.65%	10,678,196	16.84 to	16.39	178,971,646	1.09%	18.06% to	16.16%
2003	0.95% to 2.65%	7,189,189	14.26 to	14.11	102,340,129	0.00%	42.62% to	41.07%	(a) (b)

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA – Non-Service Shares
2006	0.95% to 2.70%	21,906,532	16.06 to	11.27	357,036,397	0.39%	6.93% to	5.08%
2005	0.95% to 2.70%	28,080,385	15.02 to	10.73	427,622,622	0.92%	4.10% to	2.30%
2004	0.95% to 2.70%	32,989,279	14.42 to	10.49	483,179,895	0.31%	5.92% to	4.12%
2003	0.95% to 2.70%	34,255,234	13.62 to	10.07	474,551,297	0.37%	29.70% to	27.39%
2002	0.95% to 2.25%	34,239,324	5.94 to	11.45	366,481,742	0.60%	-28.93% to	-27.55%

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA – Service Class
2006	1.50% to 2.60%	561,578	11.62 to	11.03	6,433,761	0.20%	6.07% to	4.89%
2005	1.50% to 2.60%	651,152	10.96 to	10.52	7,054,563	0.75%	3.29% to	2.14%
2004	1.50% to 2.60%	733,839	10.61 to	10.29	7,717,903	0.22%	5.02% to	3.84%
2003	1.50% to 2.60%	724,583	10.10 to	9.91	7,279,334	0.28%	28.73% to	27.29%
2002	1.50% to 2.60%	357,291	7.79 to	7.85	2,797,449	0.00%	-22.12% to	-21.53%	(a) (b)

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA – Non-Service Shares
2006	0.95% to 2.85%	11,724,356	14.14 to	19.43	180,011,728	1.05%	16.58% to	14.43%
2005	0.95% to 2.85%	14,093,591	12.13 to	16.98	186,103,129	1.01%	13.23% to	11.14%
2004	0.95% to 2.85%	16,374,164	10.72 to	15.28	191,319,125	1.23%	18.03% to	15.90%
2003	0.95% to 2.85%	19,398,205	9.08 to	13.19	192,522,627	0.96%	41.66% to	38.92%
2002	0.95% to 2.40%	26,384,682	6.19 to	10.02	185,709,706	0.48%	-24.41% to	-22.88%

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA – Service Class
2006	1.50% to 2.60%	416,735	16.47 to	15.63	6,740,600	0.85%	15.61% to	14.32%
2005	1.50% to 2.60%	497,633	14.24 to	13.67	6,993,925	0.85%	12.35% to	11.10%
2004	1.50% to 2.60%	565,069	12.68 to	12.30	7,094,421	1.10%	17.10% to	15.79%
2003	1.50% to 2.60%	655,617	10.83 to	10.62	7,054,981	0.70%	40.72% to	39.15%
2002	1.50% to 2.60%	458,129	7.64 to	7.69	3,515,564	0.00%	-23.65% to	-23.07%	(a) (b)

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA – Non-Service Shares
2006	0.95% to 2.30%	225,947	10.54 to	11.04	2,407,087	0.00%	5.41% to	4.47%	(a) (b)

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA – Service Class
2006	1.25%	11,906	12.04		143,303	8.95%	7.86%
2005	1.25%	22,431	11.16		250,299	8.18%	0.73%
2004	1.25%	9,185	11.08		101,746	0.35%	7.37%

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA – Non-Service Shares
2006	0.95% to 2.65%	23,057,427	13.50 to	11.09	329,617,768	1.16%	13.94% to	12.04%
2005	0.95% to 2.65%	27,537,079	11.85 to	9.90	345,511,948	1.36%	4.97% to	53.21%
2004	0.95% to 2.65%	32,018,278	11.29 to	9.59	383,272,912	0.84%	8.42% to	6.64%
2003	0.95% to 2.65%	36,088,504	10.41 to	8.99	399,297,369	0.89%	25.52% to	23.34%
2002	0.95% to 2.25%	35,365,474	6.25 to	9.56	311,700,007	0.76%	-21.00% to	-19.57%

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA – Service Class
2006	1.50% to 2.60%	714,818	12.68 to	12.03	8,944,319	0.98%	13.04% to	11.78%
2005	1.50% to 2.60%	782,227	11.22 to	10.77	8,680,626	1.15%	4.16% to	3.00%
2004	1.50% to 2.60%	862,728	10.77 to	10.45	9,221,380	0.69%	7.51% to	6.31%
2003	1.50% to 2.60%	853,327	10.02 to	9.83	8,506,949	0.76%	24.54% to	23.15%
2002	1.50% to 2.60%	337,974	7.98 to	8.04	2,713,291	0.00%	-20.16% to	-19.56%	(a) (b)

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA – Non-Service Shares
2006	0.95% to 2.25%	660,025	10.03 to	9.94	7,089,285	0.00%	0.31% to	-0.56%	(a) (b)

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA – Service Class
2006	1.25%	14,220	14.88		211,533	0.02%	13.23%
2005	1.25%	12,741	13.14		167,389	0.00%	8.35%
2004	1.25%	4,053	12.13		49,145	0.00%	17.69%
2003	1.25%	228	10.30		2,349	0.00%	3.03%		(a) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Oppenheimer Variable Account Funds – Oppenheimer Mid Cap Fund/VA – Non-Service Shares
2006	0.95% to 2.70%	11,328,404	$13.83 to 11.12	$171,399,480	0.00%	1.98% to 0.23%
2005	0.95% to 2.70%	14,779,566	13.56 to 11.10	218,757,332	0.00%	11.26% to 9.38%
2004	0.95% to 2.70%	16,225,604	12.19 to 10.15	215,497,732	0.00%	18.64% to 16.63%
2003	0.95% to 2.70%	18,042,331	10.28 to 8.70	201,857,509	0.00%	24.40% to 22.18%
2002	0.95% to 2.25%	18,771,046	6.60 to 10.21	168,831,018	0.68%	-29.85% to -28.48%

Oppenheimer Variable Account Funds – Oppenheimer Strategic Bond Fund/VA – Service Class
2006	1.50% to 2.60%	418,884	13.50 to 12.81	5,583,752	3.61%	5.63% to 4.45%
2005	1.50% to 2.60%	360,341	12.78 to 12.27	4,553,817	4.19%	0.95% to -0.18%
2004	1.50% to 2.60%	398,799	12.66 to 12.29	5,008,223	4.92%	6.81% to 5.62%
2003	1.50% to 2.60%	444,295	11.86 to 11.64	5,241,337	3.79%	15.40% to 14.11%
2002	1.50% to 2.60%	88,463	10.20 to 10.27	906,399	0.00%	1.97% to 2.73%	(a	) (b)

PIMCO Variable Insurance Trust – PIMCO VIT Real Return Portfolio – Administrative Shares
2006	0.95% to 1.30%	74,407	10.15 to 10.13	755,146	3.97%	1.50% to 1.30%	(a	) (b)

PIMCO Variable Insurance Trust – PIMCO VIT Total Return Portfolio – Administrative Shares
2006	0.95% to 1.10%	21,396	10.35 to 10.35	221,448	3.67%	3.50% to 3.50%	(a	) (b)

Putnam Variable Trust – Putnam VT Growth & Income Fund – IB Shares
2006	1.25%	2,742	13.91	38,143	1.39%	14.47%
2005	1.25%	3,329	12.15	40,456	2.10%	3.92%
2004	1.25%	1,598	11.69	18,688	0.00%	9.72%

Royce Capital Fund – Micro Cap
2006	0.95% to 1.20%	11,724	11.01 to 10.99	128,982	0.31%	10.10% to 9.90%	(a	) (b)

SBL Fund – Series D (Global Series)
2006	1.10% to 1.15%	10,257	11.61 to 11.61	119,083	0.00%	16.10% to 16.10%	(a	) (b)

SBL Fund – Series J (Mid Cap Growth Series)
2006	0.95% to 1.20%	5,632	10.30 to 10.28	57,954	0.00%	3.00% to 2.80%	(a	) (b)

SBL Fund – Series N (Managed Asset Allocation Series)
2006	1.10% to 1.25%	5,872	11.01 to 11.00	64,646	0.00%	10.10% to 10.00%	(a	) (b)

SBL Fund – Series O (Equity Income Series)
2006	0.95% to 1.15%	13,985	11.37 to 11.36	158,900	0.00%	13.70% to 13.60%	(a	) (b)

SBL Fund – Series P (High Yield Series)
2006	0.95% to 1.30%	57,506	10.60 to 10.58	609,242	0.00%	6.00% to 5.80%	(a	) (b)

SBL Fund – Series Q (Small Cap Value Series)
2006	1.10% to 1.20%	17,623	10.77 to 10.76	189,748	0.00%	7.70% to 7.60%	(a	) (b)

SBL Fund – Series V (Mid Cap Value Series)
2006	0.95% to 1.25%	48,041	10.74 to 10.72	515,556	0.00%	7.40% to 7.20%	(a	) (b)

SBL Fund – Series X (Small Cap Growth Series)
2006	1.10% to 1.15%	81	10.32 to 10.32	836	0.00%	3.20% to 3.20%	(a	) (b)

SBL Fund – Series Y (Select 25 Series)
2006	1.10% to 1.25%	1,127	10.84 to 10.83	12,212	0.00%	8.40% to 8.30%	(a	) (b)

T. Rowe Price Blue Chip Growth Portfolio – II
2006	0.95% to 2.20%	1,416,705	10.58 to 12.09	15,312,049	0.38%	5.76% to 4.89%	(a	) (b)
2005	1.25% to 2.25%	4,352	11.22 to 11.15	48,642	0.17%	12.21% to 11.46%	(a	) (b)

Rowe Price Equity Income Portfolio – II
2006	0.95% to 2.25%	1,364,550	11.02 to 12.34	15,774,454	1.36%	10.24% to 9.31%	(a	) (b)
2005	1.25% to 2.25%	29,153	10.55 to 10.48	306,871	0.76%	5.49% to 4.78%	(a	) (b)

T. Rowe Price Limited Term Bond Portfolio – Class II
2006	0.95% to 1.85%	278,165	10.28 to 10.22	2,857,789	3.45%	2.77% to 2.15%	(a	) (b)
2005	1.25% to 2.25%	10,922	10.04 to 9.98	109,196	1.04%	0.44% to -0.24%	(a	) (b)

Van Eck Worldwide Insurance Trust – Worldwide Emerging Markets Fund – Class R1
2006	0.95% to 2.40%	1,627,022	22.83 to 22.02	36,935,001	0.61%	38.21% to 36.37%
2005	0.95% to 2.40%	1,743,322	16.52 to 16.14	28,703,317	0.59%	30.62% to 28.87%
2004	0.95% to 2.05%	908,023	12.65 to 12.56	11,466,172	0.00%	26.48% to 25.57%	(a	) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Van Eck Worldwide Insurance Trust – Worldwide Emerging Markets Fund – Initial Class
2006	0.95% to 2.30%	1,535,950	$21.14 to 34.65	$43,798,341	0.64%	38.17% to 36.47%
2005	0.95% to 2.30%	2,068,868	15.30 to 25.39	41,782,827	0.81%	30.75% to 29.12%
2004	0.95% to 2.30%	2,577,130	11.70 to 19.67	39,447,879	0.64%	24.70% to 23.16%
2003	0.95% to 2.30%	4,165,438	9.38 to 15.97	51,636,455	0.18%	52.73% to 50.68%
2002	0.95% to 2.20%	4,715,758	6.11 to 13.42	38,558,378	0.22%	-5.21% to -3.82%

Van Eck Worldwide Insurance Trust – Worldwide Hard Assets Fund – Class R1
2006	0.95% to 2.65%	1,987,076	23.17 to 22.19	45,765,443	0.08%	23.36% to 21.42%
2005	0.95% to 2.40%	2,553,864	18.78 to 18.36	47,804,049	0.18%	50.18% to 48.19%
2004	0.95% to 2.40%	1,131,969	12.50 to 12.39	14,137,698	0.00%	25.05% to 23.88%	(a	) (b)

Van Eck Worldwide Insurance Trust – Worldwide Hard Assets Fund – Initial Class
2006	0.95% to 2.30%	1,061,403	22.66 to 32.53	29,115,074	0.07%	23.31% to 21.81%
2005	0.95% to 2.30%	1,384,893	18.38 to 26.71	30,499,273	0.36%	50.24% to 48.39%
2004	0.95% to 2.30%	1,848,191	12.23 to 18.00	27,183,400	0.43%	23.05% to 21.53%
2003	0.95% to 2.55%	2,984,906	9.96 to 14.65	36,038,095	0.33%	43.70% to 41.41%
2002	0.95% to 2.20%	2,012,923	6.90 to 11.83	17,167,415	0.68%	-5.33% to -3.76%

Van Kampen – The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio – Class I
2006	0.95% to 2.15%	385,528	10.43 to 10.30	4,016,565	0.90%	4.34% to 3.51%	(a	) (b)

Van Kampen – The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio – Class II
2006	1.50% to 2.60%	60,560	10.83 to 10.39	647,614	4.75%	2.01% to 0.88%
2005	1.50% to 2.60%	37,278	10.61 to 10.30	391,951	2.96%	2.38% to 1.24%
2004	1.50% to 2.45%	27,302	10.37 to 10.20	282,081	5.05%	2.51% to 1.52%
2003	1.50% to 2.05%	14,916	10.11 to 10.08	150,667	0.07%	1.13% to 0.76%	(a	) (b)

Van Kampen – The Universal Institutional Funds, Inc. – Emerging Markets Debt Portfolio – Class I
2006	0.95% to 2.40%	1,142,148	20.79 to 26.29	28,742,683	8.28%	9.76% to 8.20%
2005	0.95% to 2.40%	1,499,114	18.94 to 24.29	34,255,801	7.61%	11.19% to 9.63%
2004	0.95% to 2.40%	1,923,815	17.03 to 22.16	39,415,803	6.36%	9.02% to 7.48%
2003	0.95% to 2.45%	3,277,139	15.62 to 20.57	63,486,350	0.00%	26.65% to 24.83%
2002	0.95% to 2.25%	2,957,540	12.27 to 18.89	45,084,271	9.57%	6.64% to 8.18%

Van Kampen – The Universal Institutional Funds, Inc. – Mid Cap Growth Portfolio – Class I
2006	0.95% to 2.65%	3,019,705	8.79 to 11.39	28,519,749	0.00%	8.24% to 6.46%
2005	0.95% to 2.25%	3,599,728	8.12 to 10.97	31,087,420	0.00%	16.45% to 15.02%
2004	0.95% to 2.25%	3,445,048	6.97 to 9.54	25,755,104	0.00%	20.44% to 18.98%
2003	0.95% to 2.25%	3,202,235	5.79 to 8.02	20,243,245	0.00%	40.42% to 38.56%
2002	0.95% to 2.20%	2,485,863	3.98 to 5.95	11,023,512	0.00%	-32.82% to -31.81%

Van Kampen – The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio – Class I
2006	0.95% to 2.85%	10,845,668	34.27 to 33.85	395,730,180	1.10%	36.74% to 34.27%
2005	0.95% to 2.85%	12,119,855	25.06 to 25.21	323,563,099	1.20%	15.94% to 13.84%
2004	0.95% to 2.85%	14,131,924	21.62 to 22.14	325,936,456	1.46%	35.10% to 32.66%
2003	0.95% to 2.85%	13,455,607	16.00 to 16.69	229,964,262	0.00%	36.21% to 33.66%
2002	0.95% to 2.60%	12,444,223	11.69 to 13.80	156,001,009	3.80%	-3.58% to -1.73%

Van Kampen Life Investment Trust – Comstock Portfolio – Class II
2006	1.50% to 2.60%	1,437,197	14.05 to 13.33	19,854,900	1.25%	14.31% to 13.04%
2005	1.50% to 2.60%	1,555,924	12.29 to 11.80	18,867,355	0.94%	2.55% to 1.41%
2004	1.50% to 2.60%	1,625,539	11.99 to 11.63	19,291,848	0.75%	15.67% to 14.38%
2003	1.50% to 2.60%	1,531,792	10.36 to 10.17	15,774,769	0.63%	28.81% to 27.37%
2002	1.50% to 2.60%	573,556	7.99 to 8.05	4,601,870	0.00%	-20.15% to -19.55%	(a	) (b)

Van Kampen Life Investment Trust – Strategic Growth Portfolio – Class II
2006	1.50% to 2.60%	254,837	10.25 to 9.72	2,564,525	0.00%	1.09% to -0.04%
2005	1.50% to 2.60%	281,218	10.14 to 9.73	2,808,969	0.01%	6.03% to 4.85%
2004	1.50% to 2.60%	302,950	9.56 to 9.28	2,865,969	0.00%	5.18% to 4.00%
2003	1.50% to 2.60%	301,195	9.09 to 8.92	2,720,109	0.00%	25.13% to 23.74%
2002	1.50% to 2.60%	124,303	7.21 to 7.26	900,847	0.00%	-27.90% to -27.36%	(a	) (b)

Victory Variable Insurance Funds – Diversified Stock Fund Class A Shares
2006	0.95% to 2.15%	1,255,579	13.16 to 11.96	15,902,096	0.32%	12.60% to 11.30%
2005	0.95% to 2.15%	1,477,938	11.68 to 10.74	16,700,637	0.08%	7.72% to 6.46%
2004	0.95% to 2.15%	1,705,072	10.85 to 10.09	17,971,207	0.54%	8.62% to 7.40%
2003	0.95% to 2.15%	1,957,002	9.99 to 9.40	19,073,759	0.34%	33.69% to 32.05%
2002	0.95% to 1.70%	1,999,385	7.12 to 7.47	14,643,829	0.57%	-25.15% to -24.17%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Initial Funding by Depositor
2003	0.00%	100,000	$ 10.37		$1,037,146	0.34%	34.97%
2002	0.00%	100,000	7.68		768,437	0.57%	-23.00%

Victory Variable Insurance Funds - Investment Quality Bond Fund Class A Shares
2003	1.20% to 1.65%	65,051	12.32 to	12.07	801,000	1.81%	-0.34% to	-0.80%
2002	1.20% to 1.65%	76,741	12.17 to	12.36	948,193	3.93%	7.40% to	7.89%

Initial Funding by Depositor
2003	0.00%	100,000	13.05		1,304,876	1.81%	0.87%
2002	0.00%	100,000	12.94		1,293,627	3.98%	9.00%

Victory Variable Insurance Funds - Small Company Opportunity Fund Class A Shares
2003	0.95% to 2.05%	139,791	12.75 to	12.77	1,823,390	0.03%	29.46% to	28.04%
2002	0.95% to 1.65%	146,933	9.79 to	10.27	1,487,367	0.26%	-7.10% to	-6.05%

Initial Funding by Depositor
2003	0.00%	100,000	14.00		1,400,366	0.03%	30.70%
2002	0.00%	100,000	10.71		1,071,462	0.26%	-5.00%

W&R Target Funds, Inc. - Asset Strategy Portfolio
2006	0.95% to 2.50%	14,439,370	17.19 to	15.39	243,077,277	0.37%	19.01% to	17.28%
2005	0.95% to 2.50%	13,534,569	14.45 to	13.13	192,039,128	0.91%	23.10% to	21.28%
2004	0.95% to 2.50%	12,509,904	11.74 to	10.82	144,706,783	1.39%	12.22% to	10.57%
2003	0.95% to 2.50%	11,476,467	10.46 to	9.79	118,673,742	1.31%	10.42% to	8.76%
2002	0.95% to 2.25%	8,461,395	9.00 to	9.47	79,519,856	2.02%	0.75% to	2.30%

W&R Target Funds, Inc. - Balanced Portfolio
2006	0.95% to 2.40%	7,857,473	12.62 to	11.58	97,168,074	1.35%	10.16% to	8.59%
2005	0.95% to 2.40%	8,795,903	11.46 to	10.66	99,072,107	1.21%	4.02% to	2.55%
2004	0.95% to 2.40%	9,573,904	11.02 to	10.40	104,023,435	1.52%	7.90% to	6.43%
2003	0.95% to 2.40%	8,746,952	10.21 to	9.77	88,346,309	0.78%	17.96% to	16.30%
2002	0.95% to 2.25%	6,794,609	8.29 to	8.65	58,373,099	2.08%	-10.59% to	-9.28%

W&R Target Funds, Inc. - Bond Portfolio
2006	0.95% to 2.45%	7,144,826	12.97 to	11.86	90,803,031	4.28%	3.26% to	1.71%
2005	0.95% to 2.45%	7,659,203	12.56 to	11.66	94,606,243	4.28%	0.65% to	-0.84%
2004	0.95% to 2.45%	8,199,654	12.48 to	11.76	100,979,352	4.15%	2.89% to	1.40%
2003	0.95% to 2.50%	8,824,865	12.13 to	11.24	105,941,161	4.68%	3.19% to	1.66%
2002	0.95% to 2.25%	8,643,298	11.06 to	11.75	100,850,579	5.30%	6.34% to	7.94%

W&R Target Funds, Inc. - Core Equity Portfolio
2006	0.95% to 2.50%	25,267,360	10.55 to	9.65	260,652,329	0.86%	15.88% to	14.14%
2005	0.95% to 2.50%	27,738,468	9.10 to	8.45	247,757,812	0.32%	7.97% to	6.35%
2004	0.95% to 2.50%	30,602,270	8.43 to	7.95	254,008,204	0.62%	8.53% to	6.94%
2003	0.95% to 2.50%	31,339,819	7.77 to	7.43	240,491,705	0.79%	16.15% to	14.36%
2002	0.95% to 2.25%	28,039,884	6.48 to	6.69	185,915,974	0.59%	-23.62% to	-22.38%

W&R Target Funds, Inc. - Dividend Income Portfolio
2006	0.95% to 2.25%	2,287,217	14.02 to	13.44	31,707,103	1.55%	14.82% to	13.39%
2005	0.95% to 2.10%	1,421,645	12.21 to	11.89	17,222,991	1.47%	11.96% to	10.72%
2004	0.95% to 2.10%	652,179	10.91 to	10.74	7,083,332	1.22%	9.08% to	8.24%	(a) (b)

W&R Target Funds, Inc. - Energy Portfolio
2006	0.95% to 2.25%	225,125	9.26 to	9.18	2,079,139	1.04%	-7.40% to	-8.21%	(a) (b)

W&R Target Funds, Inc. - Global Natural Resources Portfolio
2006	0.95% to 2.50%	2,887,238	15.27 to	14.92	43,840,312	0.43%	24.30% to	22.51%
2005	0.95% to 2.50%	1,378,143	12.29 to	12.18	16,894,061	0.00%	22.87% to	21.79%	(a) (b)

W&R Target Funds, Inc. - Growth Portfolio
2006	0.95% to 2.50%	28,866,345	9.57 to	8.95	270,352,480	0.00%	4.04% to	2.46%
2005	0.95% to 2.50%	33,936,580	9.20 to	8.73	306,477,658	0.00%	10.18% to	8.50%
2004	0.95% to 2.50%	38,640,684	8.35 to	8.05	317,807,882	0.28%	2.33% to	0.82%
2003	0.95% to 2.50%	37,406,072	8.16 to	7.98	301,609,039	0.00%	21.89% to	20.02%
2002	0.95% to 2.25%	27,861,661	6.49 to	6.71	185,008,498	0.01%	-23.28% to	-22.05%

W&R Target Funds, Inc. - High Income Portfolio
2006	0.95% to 2.50%	5,604,764	15.14 to	13.71	83,269,476	7.08%	9.22% to	7.55%
2005	0.95% to 2.50%	5,754,595	13.86 to	12.75	78,493,453	7.23%	1.57% to	0.03%
2004	0.95% to 2.50%	6,254,780	13.65 to	12.75	84,264,071	7.08%	8.82% to	7.22%
2003	0.95% to 2.45%	5,707,409	12.54 to	11.99	70,865,343	8.31%	18.60% to	16.91%
2002	0.95% to 2.25%	4,689,184	10.21 to	10.57	49,233,726	9.88%	-4.28% to	-2.95%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
W&R Target Funds, Inc. – International Growth Portfolio
2006	0.95% to 2.45%	6,317,661	$ 12.24 to 11.19	$75,594,854	0.61%	19.84% to 18.14%
2005	0.95% to 2.45%	6,562,646	10.21 to 9.47	65,724,366	2.03%	15.37% to 13.71%
2004	0.95% to 2.45%	7,335,175	8.85 to 8.33	63,897,239	0.65%	12.92% to 11.35%
2003	0.95% to 2.45%	7,134,038	7.84 to 7.48	55,194,400	1.70%	23.71% to 21.87%
2002	0.95% to 2.25%	5,665,413	6.10 to 6.34	35,568,274	0.51%	-20.07% to -18.93%

W&R Target Funds, Inc. – International Value Portfolio
2006	0.95% to 2.25%	2,084,663	16.89 to 17.89	36,371,800	2.04%	28.39% to 26.81%
2005	0.95% to 2.25%	1,636,753	13.15 to 14.11	22,329,203	2.93%	10.11% to 8.75%
2004	0.95% to 2.15%	635,691	11.95 to 12.99	7,915,954	1.90%	19.46% to 18.55%	(a) (b)

W&R Target Funds, Inc. – Limited-Term Bond Portfolio
2006	0.95% to 2.45%	3,102,882	12.22 to 11.17	37,128,029	3.38%	2.98% to 1.43%
2005	0.95% to 2.45%	3,575,770	11.87 to 11.01	41,681,171	3.05%	0.72% to -0.78%
2004	0.95% to 2.45%	4,015,932	11.78 to 11.10	46,637,192	2.83%	0.65% to -0.82%
2003	0.95% to 2.45%	3,743,944	11.70 to 11.19	43,351,583	3.65%	2.18% to 0.70%
2002	0.95% to 2.25%	1,955,961	10.95 to 11.46	22,241,784	3.73%	3.03% to 4.43%

W&R Target Funds, Inc. – Micro Cap Growth Portfolio
2006	0.95% to 2.20%	457,441	14.92 to 14.04	6,684,118	0.00%	11.20% to 9.89%
2005	0.95% to 2.20%	339,344	13.42 to 12.78	4,474,771	0.00%	19.72% to 18.30%
2004	0.95% to 2.05%	184,067	11.21 to 10.82	2,035,271	0.00%	12.05% to 11.21%	(a) (b)

W&R Target Funds, Inc. – Mid Cap Growth Portfolio
2006	0.95% to 2.50%	954,630	12.22 to 11.93	11,595,360	0.50%	7.53% to 5.91%
2005	0.95% to 2.50%	363,735	11.36 to 11.26	4,123,615	0.00%	13.61% to 12.60%	(a) (b)

W&R Target Funds, Inc. – Money Market Portfolio
2006	0.95% to 2.40%	2,969,855	10.75 to 9.86	31,181,969	4.38%	3.33% to 1.84%
2005	0.95% to 2.40%	2,198,821	10.41 to 9.68	22,447,693	2.35%	1.52% to 0.06%
2004	0.95% to 2.40%	2,454,823	10.25 to 9.67	24,753,393	0.67%	-0.26% to -1.67%
2003	0.95% to 2.30%	2,707,827	10.28 to 9.87	27,477,578	0.60%	-0.44% to -1.74%
2002	0.95% to 2.10%	3,366,596	10.03 to 10.32	34,463,317	1.10%	-1.18% to 0.18%

W&R Target Funds, Inc. – Mortgage Securities Portfolio
2006	0.95% to 2.50%	808,187	10.73 to 10.49	8,673,304	5.22%	3.78% to 2.17%
2005	0.95% to 2.50%	618,701	10.34 to 10.27	6,420,496	5.69%	1.03% to -0.53%
2004	0.95% to 1.95%	226,204	10.23 to 10.36	2,332,148	3.85%	2.31% to 1.89%	(a) (b)

W&R Target Funds, Inc. – Real Estate Securities Portfolio
2006	0.95% to 2.50%	1,572,126	17.53 to 17.92	28,157,201	0.86%	28.85% to 26.96%
2005	0.95% to 2.50%	1,139,421	13.61 to 14.12	15,880,114	1.84%	9.78% to 8.17%
2004	0.95% to 2.05%	541,343	12.40 to 13.09	6,915,677	1.05%	23.96% to 23.43%	(a) (b)

W&R Target Funds, Inc. – Science and Technology Portfolio
2006	0.95% to 2.50%	10,562,288	11.77 to 11.67	121,575,510	0.00%	6.85% to 5.25%
2005	0.95% to 2.50%	11,941,607	11.01 to 11.09	129,070,341	0.00%	16.13% to 14.41%
2004	0.95% to 2.50%	12,706,625	9.48 to 9.69	118,653,046	0.00%	15.15% to 13.49%
2003	0.95% to 2.50%	11,425,184	8.24 to 8.54	92,939,816	0.00%	29.22% to 27.26%
2002	0.95% to 2.25%	8,398,696	6.18 to 6.77	53,064,578	0.00%	-25.91% to -24.71%

W&R Target Funds, Inc. – Small Cap Growth Portfolio
2006	0.95% to 2.50%	10,059,603	13.44 to 12.73	132,310,577	0.00%	4.06% to 2.48%
2005	0.95% to 2.50%	12,069,149	12.91 to 12.42	153,045,546	0.00%	11.81% to 10.16%
2004	0.95% to 2.50%	13,698,218	11.55 to 11.28	155,868,547	0.00%	13.21% to 11.57%
2003	0.95% to 2.50%	13,190,389	10.20 to 10.11	132,974,855	0.00%	34.48% to 32.47%
2002	0.95% to 2.25%	11,801,501	7.36 to 7.70	88,746,066	0.00%	-23.76% to -22.53%

W&R Target Funds, Inc. – Small Cap Value Portfolio
2006	0.95% to 2.15%	981,472	13.45 to 14.17	13,544,922	0.14%	15.74% to 14.40%
2005	0.95% to 2.15%	1,005,493	11.62 to 12.39	12,034,087	0.00%	3.16% to 1.96%
2004	0.95% to 2.15%	631,627	11.27 to 12.15	7,397,736	0.00%	12.66% to 11.79%	(a) (b)

W&R Target Funds, Inc. – Value Portfolio
2006	0.95% to 2.45%	9,004,271	14.78 to 13.60	130,384,387	1.02%	15.77% to 14.07%
2005	0.95% to 2.45%	10,933,745	12.77 to 11.93	137,210,472	1.38%	3.43% to 1.93%
2004	0.95% to 2.45%	11,755,346	12.34 to 11.70	143,146,407	1.13%	13.61% to 12.03%
2003	0.95% to 2.45%	9,899,433	10.86 to 10.44	106,447,898	0.65%	23.92% to 22.11%
2002	0.95% to 2.25%	6,694,479	8.56 to 8.77	58,308,075	0.96%	-14.77% to -13.53%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Wells Fargo Advantage Variable Trust FundsSM – Wells Fargo Advantage VT Opportunity FundSM
2006	0.95% to 2.70%	13,514,581	$ 12.81 to 14.25	$180,134,788	0.00%	11.16% to 9.25%
2005	0.95% to 2.70%	16,647,315	11.52 to 13.04	200,165,641	0.00%	6.86% to 5.03%
2004	0.95% to 2.70%	19,567,386	10.78 to 12.42	220,663,748	0.00%	17.10% to 15.15%
2003	0.95% to 2.70%	21,393,485	9.21 to 10.78	206,907,437	0.08%	35.71% to 33.28%
2002	0.95% to 2.25%	21,318,993	6.56 to 8.50	151,933,095	0.45%	-28.86% to -27.51%

2006 Reserves for annuity contracts in payout phase:				92,698,887

2006 Contract owners’ equity				$15,205,517,008

2005 Reserves for annuity contracts in payout phase:				70,940,826

2005 Contract owners’ equity				$15,354,197,207

2004 Reserves for annuity contracts in payout phase:				61,993,592

2004 Contract owners’ equity				$15,697,256,439

2003 Reserves for annuity contracts in payout phase:				47,547,289

2003 Contract owners’ equity				$14,967,347,100

2002 Reserves for annuity contracts in payout phase:				23,780,019

2002 Contract owners’ equity				$11,867,051,526

*
This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**
This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***
This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. It does not include any expenses assessed through the redemption of units, the inclusion of which would result in a reduction of the total return presented.

(a) & (b)
Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

We have audited the consolidated financial statements of Nationwide Life Insurance Company and subsidiaries (the Company) as listed in the accompanying index. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2006 and 2005, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2006, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 3 to the consolidated financial statements, the Company adopted the American Institute of Certified Public Accountants’ Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, in 2004.

/s/ KPMG LLP
Columbus, Ohio March 1, 2007

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Income

(in millions)

	Years ended December 31,
	2006	2005	2004
Revenues:
Policy charges	$1,132.6	$1,055.1	$1,025.2
Traditional life insurance and immediate annuity premiums	308.3	260.0	270.4
Net investment income	2,058.5	2,105.2	2,000.5
Net realized gains (losses) on investments, hedging instruments and hedged items	7.1	10.6	(36.4)
Other income	0.2	2.2	9.8

Total revenues	3,506.7	3,433.1	3,269.5

Benefits and expenses:
Interest credited to policyholder account values	1,330.1	1,331.0	1,277.2
Life insurance and annuity benefits	450.3	377.5	369.2
Policyholder dividends on participating policies	25.6	33.1	36.2
Amortization of deferred policy acquisition costs	450.3	466.3	410.1
Interest expense on debt, primarily with Nationwide Financial Services, Inc. (NFS)	65.5	66.3	59.8
Other operating expenses	531.8	538.8	582.0

Total benefits and expenses	2,853.6	2,813.0	2,734.5

Income from continuing operations before federal income tax expense	653.1	620.1	535.0
Federal income tax expense	30.6	95.6	120.0

Income from continuing operations	622.5	524.5	415.0
Cumulative effect of adoption of accounting principle, net of taxes	—	—	(3.3)

Net income	$622.5	$524.5	$411.7

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

(in millions, except per share amounts)

	December 31,
	2006	2005
Assets
Investments:
Securities available-for-sale, at fair value:
Fixed maturity securities (cost $25,197.2 in 2006; $26,658.9 in 2005)	$25,275.4	$27,198.1
Equity securities (cost $28.5 in 2006; $35.1 in 2005)	34.4	42.1
Mortgage loans on real estate, net	8,202.2	8,458.9
Real estate, net	54.8	84.9
Policy loans	639.2	604.7
Other long-term investments	598.9	641.5
Short-term investments, including amounts managed by a related party	1,722.0	1,596.6

Total investments	36,526.9	38,626.8

Cash	0.5	0.9
Accrued investment income	323.6	344.0
Deferred policy acquisition costs	3,758.0	3,597.9
Other assets	2,001.5	1,699.1
Assets held in separate accounts	67,351.9	62,689.8

Total assets	$109,962.4	$106,958.5

Liabilities and Shareholder’s Equity
Liabilities:
Future policy benefits and claims	$34,409.4	$35,941.1
Short-term debt	75.2	242.3
Long-term debt, payable to NFS	700.0	700.0
Other liabilities	2,988.1	3,130.1
Liabilities related to separate accounts	67,351.9	62,689.8

Total liabilities	105,524.6	102,703.3

Shareholder’s equity:
Common stock, $1 par value; authorized - 5.0 shares; issued and outstanding - 3.8 shares	3.8	3.8
Additional paid-in capital	274.4	274.4
Retained earnings	4,130.9	3,883.4
Accumulated other comprehensive income	28.7	93.6

Total shareholder’s equity	4,437.8	4,255.2

Total liabilities and shareholder’s equity	$109,962.4	$106,958.5

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Shareholder’s Equity

(in millions)

	Capital shares	Additional paid-in capital	Retained earnings	Accumlated other comprehensive income	Total shareholder’s equity
Balance as of December 31, 2003	$3.8	$271.3	$3,257.2	$467.3	$3,999.6

Comprehensive income:
Net income	—	—	411.7	—	411.7
Other comprehensive loss, net of taxes	—	—	—	(73.5)	(73.5)

Total comprehensive income					338.2

Capital contributed by NFS	—	3.1	—	—	3.1
Dividends to NFS	—	—	(125.0)	—	(125.0)

Balance as of December 31, 2004	3.8	274.4	3,543.9	393.8	4,215.9

Comprehensive income:
Net income	—	—	524.5	—	524.5
Other comprehensive loss, net of taxes	—	—	—	(300.2)	(300.2)

Total comprehensive income					224.3

Dividends to NFS	—	—	(185.0)	—	(185.0)

Balance as of December 31, 2005	3.8	274.4	3,883.4	93.6	4,255.2

Comprehensive income:
Net income	—	—	622.5	—	622.5
Other comprehensive loss, net of taxes	—	—	—	(64.9)	(64.9)

Total comprehensive income					557.6

Dividends to NFS	—	—	(375.0)	—	(375.0)

Balance as of December 31, 2006	$3.8	$274.4	$4,130.9	$28.7	$4,437.8

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

(in millions)

	Years ended December 31,
	2006	2005	2004
Cash flows from operating activities:
Net income	$622.5	$524.5	$411.7
Adjustments to reconcile net income to net cash provided by operating activities:
Net realized (gains) losses on investments, hedging instruments and hedged items	(7.1)	(10.6)	36.4
Interest credited to policyholder account values	1,330.1	1,331.0	1,277.2
Capitalization of deferred policy acquisition costs	(569.6)	(460.5)	(496.4)
Amortization of deferred policy acquisition costs	450.3	466.3	410.1
Amortization and depreciation	46.6	65.6	73.0
(Increase) decrease in other assets	(298.0)	591.0	(303.5)
Increase (decrease) in policy and other liabilities	225.7	(511.1)	324.4
Other, net	0.1	(114.9)	1.5

Net cash provided by operating activities	1,800.6	1,881.3	1,734.4

Cash flows from investing activities:
Proceeds from maturity of securities available-for-sale	5,128.6	4,198.5	3,099.4
Proceeds from sale of securities available-for-sale	2,267.3	2,619.7	2,485.5
Proceeds from repayments or sales of mortgage loans on real estate	2,430.8	2,854.6	1,920.9
Cost of securities available-for-sale acquired	(5,658.9)	(6,924.1)	(6,291.4)
Cost of mortgage loans on real estate originated or acquired	(2,180.4)	(2,524.9)	(2,169.9)
Net (increase) decrease in short-term investments	(125.4)	56.9	205.9
Collateral (paid) received - securities lending, net	(332.6)	36.6	89.4
Other, net	52.1	121.6	(357.2)

Net cash provided by (used in) investing activities	1,581.5	438.9	(1,017.4)

Cash flows from financing activities:
Net (decrease) increase in short-term debt	(167.1)	27.3	15.2
Capital contributed by NFS	—	—	3.1
Cash dividends paid to NFS	(375.0)	(185.0)	(125.0)
Investment and universal life insurance product deposits	3,400.8	2,845.4	3,561.6
Investment and universal life insurance product withdrawals	(6,241.2)	(5,022.5)	(4,156.5)

Net cash used in financing activities	(3,382.5)	(2,334.8)	(701.6)

Net (decrease) increase in cash	(0.4)	(14.6)	15.4
Cash, beginning of period	0.9	15.5	0.1

Cash, end of period	$0.5	$0.9	$15.5

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2006, 2005 and 2004

(1)	Nature of Operations
Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) was incorporated in 1929 and is an Ohio stock legal reserve life insurance company. The Company is a member of the Nationwide group of companies (Nationwide), which is comprised of Nationwide Mutual Insurance Company (NMIC) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (NFS), a holding company formed by Nationwide Corporation (Nationwide Corp.), a majority-owned subsidiary of NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2006 include Nationwide Life and Annuity Insurance Company (NLAIC) and Nationwide Investment Services Corporation (NISC). NLAIC offers universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI) and individual annuity contracts on a non-participating basis. NISC is a registered broker/dealer.

The Company is a leading provider of long-term savings and retirement products in the United States of America (U.S.). The Company develops and sells a diverse range of products including individual annuities, private and public sector group retirement plans, other investment products sold to institutions, life insurance and advisory services. The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker/dealers, financial institutions, wirehouse and regional firms, pension plan administrators, and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (NRS), Nationwide Financial Network (NFN) producers and TBG Insurance Services Corporation d/b/a TBG Financial (TBG Financial) through its joint venture with MC Insurance Agency Services, LLC d/b/a Mullin Consulting. The Company also distributes products through the NMIC agency distribution force.

As of December 31, 2006 and 2005, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

(2)	Summary of Significant Accounting Policies
The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (GAAP).

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ significantly from those estimates.

The Company’s most significant estimates include those used to determine the following: the balance, recoverability and amortization of deferred policy acquisition (DAC) for investment and universal life insurance products; impairment losses on investments; valuation allowances for mortgage loans on real estate; the liability for future policy benefits and claims; and federal income tax provision. Although some variability is inherent in these estimates, the recorded amounts reflect management’s best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

(a) Consolidation Policy

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. Minority interest expense is included in other operating expenses in the consolidated statements of income, and minority interest is included in other liabilities on the consolidated balance sheets. All significant intercompany balances and transactions have been eliminated.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

(b) Valuation of Investments, Investment Income and Related Gains and Losses

The Company is required to classify its fixed maturity securities and marketable equity securities as held-to-maturity, available-for-sale or trading. All fixed maturity and marketable equity securities are classified as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to DAC, future policy benefits and claims, and deferred federal income taxes reported as a separate component of accumulated other comprehensive income (AOCI) in shareholder’s equity. The adjustment to DAC represents the changes in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required had such unrealized amounts been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate.

The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or “corporate pricing matrix” is most often used. The corporate pricing matrix is developed by obtaining spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, for valuing certain fixed maturity securities with complex cash flows such as certain mortgage-backed and asset-backed securities, a “structured product model” is used. The structured product model uses third party pricing tools. For securities for which quoted market prices are not available and for which the Company’s structured product model is not suitable for estimating fair values, fair values are determined using other modeling techniques, primarily a commercial software application utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2006, 71% of the fair values of fixed maturity securities were obtained from independent pricing services, 20% from the Company’s pricing matrices and 9% from other sources compared to 72%, 20% and 8%, respectively, in 2005.

Management regularly reviews each investment in its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments.

Under the Company’s accounting policy for equity securities and debt securities that can be contractually prepaid or otherwise settled in a way that may limit the Company’s ability to fully recover cost, an impairment is deemed to be other-than-temporary unless the Company has both the ability and intent to hold the investment until the security’s forecasted recovery and evidence exists indicating that recovery will occur in a reasonable period of time. Also, for such debt securities management estimates cash flows over the life of purchased beneficial interests in securitized financial assets. If management estimates that the fair value of its beneficial interest is not greater than or equal to its carrying value based on current information and events, and if there has been an adverse change in estimated cash flows since the last revised estimate (considering both timing and amount), then the Company recognizes an other-than-temporary impairment and writes down the purchased beneficial interest to fair value.

For other debt securities, an other-than-temporary impairment charge is taken when the Company does not have the ability and intent to hold the security until the forecasted recovery or if it is no longer probable that the Company will recover all amounts due under the contractual terms of the security. Many criteria are considered during this process including, but not limited to, the current fair value as compared to cost or amortized cost, as appropriate, of the security; the amount and length of time a security’s fair value has been below cost or amortized cost; specific credit issues and financial prospects related to the issuer; management’s intent to hold or dispose of the security; and current economic conditions.

Other-than-temporary impairment losses result in a permanent reduction to the cost basis of the underlying investment.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest-method without anticipating the impact of prepayments.

The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the present value of expected future cash flows discounted at the loan’s effective interest rate, or the fair value of the collateral, if the loan is collateral dependent. In addition to the valuation allowance on specific loans, the Company maintains an unallocated allowance for probable losses inherent in the loan portfolio as of the balance sheet date, but not yet specifically identified by loan. Changes in the valuation allowance are recorded in net realized gains and losses on investments, hedging instruments and hedged items. Loans in foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.

The valuation allowance account for mortgage loans on real estate is maintained at a level believed adequate by management and reflects management’s best estimate of probable credit losses, including losses incurred at the balance sheet date but not yet identified by specific loan. Management’s periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

The Company grants mainly commercial mortgage loans on real estate to customers throughout the U.S. As of December 31, 2006, the Company had a diversified portfolio with no more than 25.5% of the mortgage loan portfolio in any geographic region of the U.S. and no more than 2.6% with any one borrower, compared to 23.8% and 1.6%, respectively, as of December 31, 2005. As of December 31, 2006 and 2005, 33.4% and 32.0% of the carrying value of the Company’s commercial mortgage loan portfolio financed retail properties, respectively.

Real estate to be held and used is carried at cost less accumulated depreciation. Real estate designated as held for disposal is not depreciated and is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting.

Impairment losses are recorded on investments in long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets’ carrying amounts.

Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in the Company’s mortgage loan valuation allowance and recognition of impairment losses for other-than-temporary declines in the fair values of applicable investments are included in realized gains and losses on investments, hedging instruments and hedged items.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

(c) Derivative Instruments

Derivatives are carried at fair value. On the date the derivative contract is entered into, the Company designates the derivative as a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge); a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge); a foreign currency fair value or cash flow hedge (foreign currency hedge); or a non-hedge transaction. The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for entering into various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. The Company also formally assesses, both at the hedge’s inception and on an ongoing basis, whether the derivatives that are used for hedging transactions are expected to be and, for ongoing hedging relationships, have been highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not, or is not expected to be, highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively.

The Company enters into interest rate swaps, cross-currency swaps or Euro futures to hedge the fair value of existing fixed rate assets and liabilities. In addition, the Company uses short U.S. Treasury future positions to hedge the fair value of bond and mortgage loan commitments. Typically, the Company is hedging the risk of changes in fair value attributable to changes in benchmark interest rates. Derivative instruments classified as fair value hedges are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items. Changes in the fair value of the hedged item that are attributable to the risk being hedged are also recorded in realized gains and losses on investments, hedging instruments and hedged items.

The Company may enter into “receive fixed/pay variable” interest rate swaps to hedge existing variable rate assets or to hedge cash flows from the anticipated purchase of investments. These derivative instruments are identified as cash flow hedges and are carried at fair value with the offset recorded in AOCI to the extent the hedging relationship is effective. The ineffective portion of the hedging relationship is recorded in realized gains and losses on investments, hedging instruments and hedged items. Gains and losses on derivative instruments that are initially recorded in AOCI are reclassified out of AOCI and recognized in earnings over the same period(s) that the hedged item affects earnings.

Accrued interest receivable or payable under interest rate and foreign currency swaps are recognized as an adjustment to net investment income or interest credited to policyholder account values consistent with the nature of the hedged item, except for interest rate swaps hedging the anticipated sale of investments where amounts receivable or payable under the swaps are recorded as realized gains and losses on investments, hedging instruments and hedged items, and except for interest rate swaps hedging the anticipated purchase of investments where amounts receivable or payable under the swaps are initially recorded in AOCI to the extent the hedging relationship is effective.

The Company periodically may enter into a derivative transaction that will not qualify for hedge accounting. The Company does not enter into speculative positions. Although these transactions do not qualify for hedge accounting, or have not been designated in hedging relationships by the Company, they are part of its overall risk management strategy. For example, the Company may sell credit default protection through a credit default swap. Although the credit default swap may not be effective in hedging specific investments, the income stream allows the Company to manage overall investment yields while exposing the Company to acceptable credit risk. The Company may enter into a cross-currency basis swap (pay a variable U.S. rate and receive a variable foreign-denominated rate) to eliminate the foreign currency exposure of a variable rate foreign-denominated liability. Although basis swaps may qualify for hedge accounting, the Company has chosen not to designate these derivatives as hedging instruments due to the difficulty in assessing and monitoring effectiveness for both sides of the basis swap. Derivative instruments that do not qualify for hedge accounting or are not designated as hedging instruments are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

(d) Revenues and Benefits

Investment and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (BOLI) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance charges, administrative fees and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance charges and administrative fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policy account values and benefits and claims incurred in the period in excess of related policy account values.

Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and primarily consist of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

(e) Deferred Policy Acquisition Costs for Investment and Universal Life Insurance Products

The Company has deferred certain costs of acquiring investment and universal life insurance products business, principally commissions, certain expenses of the policy issue and underwriting department, and certain variable sales expenses that relate to and vary with the production of new and renewal business. Investment products primarily consist of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, COLI and other interest-sensitive life insurance policies. DAC is subject to recoverability testing in the year of policy issuance and loss recognition testing at the end of each reporting period.

For investment and universal life insurance products, DAC is being amortized with interest over the lives of the policies in relation to the present value of estimated gross profits from projected interest margins, asset fees, cost of insurance charges, administration fees, surrender charges, and net realized gains and losses less policy benefits and policy maintenance expenses. The DAC asset related to investment products and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale, as described in Note 2(b).

The most significant assumptions that are involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company’s long-term assumption for net separate account performance is currently 8% growth per year. If actual net separate account performance varies from the 8% assumption, the Company assumes different performance levels over the next three years such that the mean return equals the long-term assumption. This process is referred to as a reversion to the mean. The assumed net separate account return assumptions used in the DAC models are intended to reflect what is anticipated. However, based on historical returns of the Standard & Poor’s (S&P) 500 Index, and as part of its pre-set parameters, the Company’s reversion to the mean process generally limits returns to 0-15% during the three-year reversion period.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or future assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense, which could be significant. In general, increases in the estimated general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

Management evaluates the appropriateness of the individual variable annuity DAC balance within pre-set parameters. These parameters are designed to appropriately reflect the Company’s long-term expectations with respect to individual variable annuity contracts while also evaluating the potential impact of short-term experience on the Company’s recorded individual variable annuity DAC balance. If the recorded balance of individual variable annuity DAC falls outside of these parameters for a prescribed period of time, or if the recorded balance falls outside of these parameters and management determines it is not reasonably possible to get back within the parameters during this period of time, assumptions are required to be unlocked and DAC is recalculated using revised best estimate assumptions. If DAC assumptions were unlocked and revised, the Company would continue to use the reversion to the mean process.

For other investment and universal life insurance products, DAC is adjusted each quarter to reflect revised best estimate assumptions, including the use of a reversion to the mean methodology over the next three years as it relates to net separate account performance. Any resulting DAC true-up and unlocking adjustments are reflected currently in the consolidated statements of income.

(f) Separate Accounts

Separate account assets and liabilities represent contractholders’ funds, which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income except for (1) the fees the Company receives, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned, and (2) the activity related to guaranteed contracts, which are riders to existing variable annuity contracts.

(g) Future Policy Benefits and Claims

The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical impairment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts).

The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and universal life and variable universal life insurance policies as the policy account balance, which represents participants’ net premiums and deposits plus investment performance and interest credited less applicable contract charges.

The Company’s liability for funding agreements to an unrelated third party trust equals the balance that accrues to the benefit of the contractholder, including interest credited. The funding agreements constitute insurance obligations and are considered annuity contracts under Ohio insurance laws.

The liability for future policy benefits and claims for traditional life insurance policies was calculated by the net level premium method using interest rates varying from 2.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals that were used or being experienced at the time the policies were issued.

The liability for future policy benefits for payout annuities was calculated using the present value of future benefits and maintenance costs discounted using interest rates varying generally from 3.0% to 13.0%.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

(h) Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 8% in 2006 (10% in 2005 and 11% in 2004) of the Company’s life insurance in force, 50% of the number of life insurance policies in force in 2006 (52% in 2005 and 55% in 2004) and 5% of life insurance statutory premiums in 2006 (5% in 2005 and 7% in 2004). The provision for policyholder dividends was based on then current dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

(i) Federal Income Taxes

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements. Any such change could significantly affect the amounts reported in the consolidated statements of income. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Management evaluates the appropriateness of such reserves quarterly based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the Internal Revenue Service (IRS) or the tax courts.

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized.

(j) Reinsurance Ceded

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related balances of the Company.

(k) Reclassification

Certain items in the 2005 and 2004 consolidated financial statements and related notes have been reclassified to conform to the current presentation.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

(3)	Recently Issued Accounting Standards
In February 2007, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 159, The Fair Value Option for Financial Assets and Financial Liabilities, Including an amendment of FASB Statements No. 115 (SFAS 159). SFAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. The objective is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. SFAS 159 is expected to expand the use of fair value measurement, which is consistent with the FASB’s long-term measurement objectives for accounting for financial instruments. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. SFAS 159 does not affect any existing accounting literature that requires certain assets and liabilities to be carried at fair value. In addition, SFAS 159 does not establish requirements for recognizing and measuring dividend income, interest income or interest expense, nor does it eliminate disclosure requirements included in other accounting standards, including requirements for disclosures about fair value measurements included in SFAS No. 157, Fair Value Measurements (SFAS 157), and SFAS No. 107, Disclosures about Fair Value of Financial Instruments. SFAS 159 is effective as of the beginning of an entity’s first fiscal year beginning after November 15, 2007. The Company currently is evaluating the impact of adopting SFAS 159.

In September 2006, the FASB issued SFAS No. 158, Employers’ Accounting for Defined Benefit Pension and Other Postretirement Plans – an amendment of FASB Statements No. 87, 88, 106, and 132(R) (SFAS 158). SFAS 158 requires an employer to recognize the overfunded or underfunded status of a defined benefit postretirement plan (other than a multiemployer plan) as an asset or liability on its balance sheet and to recognize changes in that funded status in the year in which the changes occur through comprehensive income. SFAS 158 also requires an employer to measure the funded status of a plan as of the date of its year-end balance sheet, with limited exceptions. An employer with publicly traded equity securities is required to initially recognize the funded status of a defined benefit postretirement plan and to provide the required disclosures as of the end of the fiscal year ending after December 15, 2006. The requirement to measure plan assets and benefit obligations as of the date of the employer’s fiscal year-end balance sheet is effective for fiscal years ending after December 15, 2008. If in the last quarter of the preceding fiscal year an employer enters into a transaction that results in a settlement or experiences an event that causes a curtailment of the plan, the related gain or loss pursuant to Statement 88 or 106 is required to be recognized in earnings that quarter. The adoption of SFAS 158 did not have a material impact on the Company’s financial position or results of operations.

In September 2006, the FASB issued SFAS 157. SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. SFAS 157 is not expected to have a material impact on the Company’s financial position or results of operations upon adoption.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

In September 2006, the United States Securities and Exchange Commission (SEC) issued Staff Accounting Bulletin (SAB) No. 108 (SAB 108). SAB 108 addresses how the effects of prior year uncorrected misstatements should be considered when quantifying misstatements in current-year financial statements. SAB 108 requires registrants to quantify misstatements using both the balance sheet and income-statement approaches and to evaluate whether either approach results in quantifying an error that is material in light of relevant quantitative and qualitative factors. SAB 108 does not change the SEC’s previous guidance in SAB No. 99 on evaluating the materiality of misstatements. A registrant applying the new guidance for the first time that identifies material errors in existence at the beginning of the first fiscal year ending after November 15, 2006, may correct those errors through a one-time cumulative effect adjustment to beginning-of-year retained earnings. The cumulative effect alternative is available only if the application of the new guidance results in a conclusion that a material error exists as of the beginning of the first fiscal year ending after November 15, 2006, and those misstatements were determined to be immaterial based on a proper application of the registrant’s previous method for quantifying misstatements. Because of the beginning-of-year recognition of the cumulative effect adjustment, misstatements occurring in the year of adoption cannot be included in that adjustment. SAB 108 requires the following disclosures if a cumulative effect adjustment is recorded: the nature and amount of each individual error included in the cumulative effect adjustment; when and how each error arose; and the fact that the errors had previously been considered immaterial. The cumulative effect adjustment is available only for prior-year uncorrected misstatements. The adjustment should not include amounts related to changes in accounting estimates. SAB 108 did not have a material impact on the Company’s financial position or results of operations upon adoption.

In June 2006, the FASB issued FASB Interpretation (FIN) No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109, Accounting for Income Taxes (FIN 48). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Company plans to adopt FIN 48 effective January 1, 2007. FIN 48 is not expected to have a material impact on the Company’s financial position or results of operations upon adoption.

In March 2006, the FASB issued SFAS No. 156, Accounting for Servicing of Financial Assets (SFAS 156).SFAS 156 amends SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (SFAS 140). SFAS 156 requires that all separately recognized servicing assets and servicing liabilities be initially measured at fair value, if practicable. SFAS 156 permits, but does not require, the subsequent measurement of separately recognized servicing assets and servicing liabilities at fair value. An entity that uses derivative instruments to mitigate the risks inherent in servicing assets and servicing liabilities is required to account for those derivative instruments at fair value. Under SFAS 156, an entity can elect subsequent fair value measurement to account for its separately recognized servicing assets and servicing liabilities. By electing that option, an entity may simplify its accounting because SFAS 156 permits income statement recognition of the potential offsetting changes in fair value of those servicing assets and servicing liabilities and derivative instruments in the same accounting period. SFAS 156 is effective for fiscal years beginning after September 15, 2006, with early adoption permitted. The Company plans to adopt SFAS 156 effective January 1, 2007. SFAS 156 is not expected to have a material impact on the Company’s financial position or results of operations upon adoption.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

In February 2006, the FASB issued SFAS No. 155, Accounting for Certain Hybrid Financial Instruments (SFAS 155). SFAS 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133), and SFAS 140. SFAS 155 also resolves issues addressed in SFAS 133 Implementation Issue No. D1, Application of Statement 133 to Beneficial Interests in Securitized Financial Assets. In summary, SFAS 155: (1) permits an entity to make an irrevocable election to measure any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation at fair value in its entirety, with changes in fair value recognized in earnings; (2) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (3) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (4) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (5) amends SFAS 140 to eliminate the prohibition on a qualifying special purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument. SFAS 155 is effective for all financial instruments acquired or issued after the beginning of an entity’s first fiscal year that begins after September 15, 2006. Earlier adoption is permitted as of the beginning of an entity’s fiscal year, provided the entity has not yet issued financial statements, including financial statements for any interim period for that fiscal year. Provisions of SFAS 155 may be applied to instruments that an entity holds at the date of adoption on an instrument-by-instrument basis. The Company elected to early adopt SFAS 155 as of January 1, 2006. On the date of adoption, there was no impact to the Company’s financial position or results of operations.

In September 2005, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants (AICPA) issued Statement of Position (SOP) 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts (SOP 05-1). SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, issued by the FASB. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs as a result of the exchange of a contract for a new contract, or by amendment, endorsement or rider to a contract, or by the election of a new feature or coverage within a contract. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. Retrospective application of SOP 05-1 to previously issued financial statements is not permitted. Initial application of SOP 05-1 is required as of the beginning of an entity’s fiscal year. The Company will adopt SOP 05-1 effective January 1, 2007. Although the Company is currently unable to quantify the impact of adoption, SOP 05-1 is not expected to have a material impact on the Company’s financial position and/or results of operations.

In May 2005, the FASB issued SFAS No. 154, Accounting Changes and Error Corrections (SFAS 154), which replaces Accounting Principles Board Opinion No. 20, Accounting Changes, and SFAS No. 3, Reporting Accounting Changes in Interim Financial Statements. SFAS 154 applies to all voluntary changes in accounting principle as well as to changes required by an accounting pronouncement in the unusual instance that the pronouncement does not include specific transition provisions. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005, with earlier adoption permitted. The Company adopted SFAS 154 effective January 1, 2006. SFAS 154 has not had any impact on the Company’s financial position or results of operations since adoption.

In July 2003, the AICPA issued Statement of Position (SOP) 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts (SOP 03-1) to address many topics. The most significant topic affecting the Company was the accounting for contracts with guaranteed minimum death benefits (GMDB). SOP 03-1 requires companies to evaluate the significance of a GMDB to determine whether a contract should be accounted for as an investment or insurance contract. For contracts determined to be insurance contracts, companies are required to establish a reserve to recognize a portion of the assessment (revenue) that compensates the insurance company for benefits to be provided in future periods. The Company adopted SOP 03-1 effective January 1, 2004, which resulted in a $3.3 million charge, net of taxes, as the cumulative effect of adoption of this accounting principle.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The following table summarizes the components of cumulative effect adjustments recorded in the Company’s 2004 consolidated statements of income:

(in millions)	January 1, 2004
Increase in future policy benefits:
Ratchet interest crediting	$(12.3)
Secondary guarantees - life insurance	(2.4)
GMDB claim reserves	(1.8)
GMIB claim reserves	(1.0)

Subtotal	(17.5)
Adjustment to amortization of deferred policy acquisition costs related to above	12.4
Deferred federal income taxes	1.8

Cumulative effect of adoption of accounting principle, net of taxes	$(3.3)

(4)	Fair Value of Financial Instruments
The following disclosures summarize the carrying amount and estimated fair value of the Company’s financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements for financial instruments.

The fair value of a financial instrument is defined as the amount at which the financial instrument could be bought or sold, or in the case of liabilities incurred or settled, in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is based on the best information available in the circumstances. Such estimates of fair value should consider prices for similar assets or similar liabilities and the results of valuation techniques to the extent available in the circumstances. Examples of valuation techniques include the present value of estimated expected future cash flows using discount rates commensurate with the risks involved, option-pricing models, matrix pricing, option-adjusted spread models and fundamental analysis. Valuation techniques for measuring assets and liabilities must be consistent with the objective of measuring fair value and should incorporate assumptions that market participants would use in their estimates of values, future revenues and future expenses, including assumptions about interest rates, default, prepayment and volatility.

Many of the Company’s assets and liabilities subject to these disclosure requirements are not actively traded, requiring fair values to be estimated by management using matrix pricing, present value or other suitable valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

Although insurance contracts are specifically exempted from the disclosure requirements (other than those that are classified as investment contracts), the Company’s estimate of the fair values of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

The tax ramifications of the related unrealized gains and losses can have a significant effect on the estimates of fair value and have not been considered in arriving at such estimates.

In estimating its fair value disclosures, the Company used the following methods and assumptions:

Fixed maturity and equity securities available-for-sale: See Note 2(b).

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

Mortgage loans on real estate, net: The fair values of mortgage loans on real estate are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Estimated fair value is based on the present value of expected future cash flows discounted at the loan’s effective interest rate.

Policy loans, short-term investments and cash: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair values.

Separate account assets and liabilities: The fair values of assets held in separate accounts are based on quoted market prices of the underlying securities. The fair values of liabilities related to separate accounts are the amounts payable on demand, net of certain surrender charges.

Investment contracts: The fair values of the Company’s liabilities under investment type contracts are based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand, net of certain surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

Policy reserves on life insurance contracts: Included are disclosures for individual life insurance, COLI, BOLI, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company’s limited payment policies for which the Company has used discounted cash flow analyses to estimate fair value, similar to those used for investment contracts with known maturities.

Short-term debt, collateral received – securities lending and collateral received – derivatives: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair values.

Long-term debt, payable to NFS: The fair values for long-term debt are based on estimated market prices.

Commitments to extend credit: Commitments to extend credit have nominal fair values because of the short-term nature of such commitments.

Interest rate and cross-currency interest rate swaps:The fair values for interest rate and cross-currency interest rate swaps are calculated with pricing models using current rate assumptions.

Interest rate futures contracts: The fair values for futures contracts are based on quoted market prices.

Other derivatives: The fair values for other derivatives are based on credit event probabilities, equity option index levels and broker valuations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The following table summarizes the carrying values and estimated fair values of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts as of December 31:

	2006		2005
(in millions)	Carrying value	Estimated fair value	Carrying value	Estimated fair value
Assets
Investments:
Securities available-for-sale:
Fixed maturity securities	$25,275.4	$25,275.4	$27,198.1	$27,198.1
Equity securities	34.4	34.4	42.1	42.1
Mortgage loans on real estate, net	8,202.2	8,060.7	8,458.9	8,503.0
Policy loans	639.2	639.2	604.7	604.7
Short-term investments	1,722.0	1,722.0	1,596.6	1,596.6
Cash	0.5	0.5	0.9	0.9
Assets held in separate accounts	67,351.9	67,351.9	62,689.8	62,689.8

Liabilities
Investment contracts	(27,124.7)	(25,455.2)	(28,698.1)	(26,607.2)
Policy reserves on life insurance contracts	(7,284.7)	(7,120.4)	(7,243.0)	(7,173.1)
Short-term debt	(75.2)	(75.2)	(242.3)	(242.3)
Long-term debt, payable to NFS	(700.0)	(809.3)	(700.0)	(822.8)
Collateral received – securities lending and derivatives	(986.1)	(986.1)	(1,359.1)	(1,359.1)
Liabilities related to separate accounts	(67,351.9)	(66,149.8)	(62,689.8)	(61,483.5)

Derivative financial instruments
Interest rate swaps hedging assets	4.2	4.2	3.3	3.3
Cross-currency interest rate swaps	66.1	66.1	178.5	178.5
Interest rate futures contracts	(2.4)	(2.4)	1.6	1.6
Other derivatives	128.2	128.2	41.1	41.1

(5)	Derivative Financial Instruments
Qualitative Disclosure

Interest Rate Risk Management

The Company periodically purchases fixed rate investments to back variable rate liabilities. As a result, the Company can be exposed to interest rate risk due to the mismatch between variable rate liabilities and fixed rate assets. In an effort to mitigate this risk, the Company enters into various types of derivative instruments to minimize this mismatch, with fluctuations in the fair values of the derivatives offsetting changes in the fair values of the investments resulting from changes in interest rates. The Company principally uses pay fixed/receive variable interest rate swaps to manage this risk.

Under these interest rate swaps, the Company receives variable interest rate payments and makes fixed rate payments. The fixed interest paid on the swap offsets the fixed interest received on the investment, resulting in the Company receiving the variable interest payments on the swap, generally 3-month U.S. London Interbank Offered Rate (LIBOR), and the credit spread on the investment. The net receipt of a variable rate will then match the variable rate paid on the liability.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

As a result of entering into commercial mortgage loan and private placement commitments, the Company is exposed to changes in the fair value of such commitments due to changes in interest rates during the commitment period prior to the loans being funded. In an effort to manage this risk, the Company enters into short U.S. Treasury futures during the commitment period. With short U.S. Treasury futures, if interest rates rise/fall, the gains/losses on the futures will offset the change in fair value of the commitment attributable to the change in interest rates.

The Company periodically purchases variable rate investments (i.e., commercial mortgage loans and corporate bonds). As a result, the Company can be exposed to variability in cash flows and investment income due to changes in interest rates. Such variability poses risks to the Company when the assets are funded with fixed rate liabilities. In an effort to manage this risk, the Company may enter into receive fixed/pay variable interest rate swaps.

In using these interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments. The variable interest paid on the swap offsets the variable interest received on the investment, resulting in the Company receiving the fixed interest payments on the swap and the credit spread on the investment. The net receipt of a fixed rate will then match the fixed rate paid on the liability.

The Company manages interest rate risk at the segment level. Different segments may simultaneously hedge interest rate risks associated with owning fixed and variable rate investments considering the risk relevant to a particular segment.

Foreign Currency Risk Management

In conjunction with the Company’s medium-term note (MTN) program, the Company periodically issues both fixed and variable rate liabilities denominated in foreign currencies. As a result, the Company is exposed to changes in fair value of the liabilities due to changes in foreign currency exchange rates and related interest rates. In an effort to manage these risks, the Company enters into cross-currency interest rate swaps to convert these liabilities to a U.S. dollar rate.

The Company is exposed to changes in fair value of fixed rate investments denominated in a foreign currency due to changes in foreign currency exchange rates and related interest rates. In an effort to manage this risk, the Company uses cross-currency interest rate hedges to swap these asset characteristics to variable U.S. dollar rate instruments. Cross-currency interest rate swaps on assets are structured to pay a fixed rate, in the foreign currency, and receive a variable U.S. dollar rate, generally 3-month U.S. LIBOR. These derivative instruments are designated as a fair value hedge of the fixed rate foreign denominated asset.

For a variable rate foreign liability, the cross-currency interest rate swap is structured to receive a variable rate, in the foreign currency, and pay a variable U.S. dollar rate, generally 3-month U.S. LIBOR. As both sides of the cross-currency interest rate swap are variable, the derivative instrument is a basis swap. While the receive-side terms of the cross-currency interest rate swap will line up with the terms of the liability, the Company is not able to match the pay-side terms of the derivative to a specific asset. Therefore, these derivative instruments do not receive hedge accounting treatment.

Cross-currency interest rate swaps on variable rate investments are structured to pay a variable rate, in the foreign currency, and receive a fixed U.S. dollar rate. The terms of the foreign currency paid on the swap will exactly match the terms of the foreign currency received on the asset, thus eliminating currency risk. These derivative instruments are designated as a cash flow hedge.

Equity Market Risk Management

Asset fees calculated as a percentage of the separate account assets are a significant source of revenue to the Company. As of December 31, 2006, approximately 82% of separate account assets were invested in equity mutual funds (approximately 83% as of December 31, 2005). Gains and losses in the equity markets result in corresponding increases and decreases in the Company’s separate account assets and asset fee revenue. In addition, a decrease in separate account assets may decrease the Company’s expectations of future profit margins due to a decrease in asset fee revenue and/or an increase in guaranteed contract claims, which also may require the Company to accelerate the amortization of DAC.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The Company’s long-term assumption for net separate account returns is 8% annual growth. If equity markets were unchanged throughout a given year, the Company estimates that its net earnings per diluted share, calculated using current weighted average diluted shares outstanding, would be approximately $0.05 to $0.10 less than had the Company’s long-term assumption for net separate account returns been realized. This analysis assumes no other factors change and that an unlocking of DAC assumptions would not be required. However, as it does each quarter, the Company would evaluate its DAC balance and underlying assumptions to determine whether unlocking is appropriate. The Company can provide no assurance that the experience of flat equity market returns would not result in changes to other factors affecting profitability, including the possibility of unlocking of DAC assumptions.

Many of the Company’s individual variable annuity contracts offer GMDB features. A GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount, which may be based on the premiums paid less amounts withdrawn or contract value on a specified anniversary date. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the contract value. This could result in additional GMDB claims.

In an effort to mitigate this risk, the Company has implemented a GMDB economic hedging program for certain new and existing business. Prior to implementation of the GMDB hedging program in 2000, the Company managed this risk primarily by entering into reinsurance arrangements. The GMDB economic hedging program is designed to offset changes in the economic value of the GMDB obligation up to a return of the contractholder’s premium payments. However, the first 10% of GMDB claims are not hedged. Currently the program shorts S&P 500 Index futures, which provides an offset to changes in the value of the designated obligation. The futures are not designated as hedges and, therefore, hedge accounting is not applied. The Company’s economic evaluation of the GMDB obligation is not consistent with current accounting treatment of the GMDB obligation. Therefore, the hedging activity is likely to lead to earnings volatility. This volatility was negligible in 2006. As of December 31, 2006 and 2005, the net amount at risk was $562.4 million and $1.08 billion before reinsurance, respectively, and $119.0 million and $178.4 million net of reinsurance, respectively. As of December 31, 2006 and 2005, the Company’s reserve for GMDB claims was $29.3 million and $26.9 million, respectively. See Note 3 to the audited consolidated financial statements included in the F pages of this report for discussion of the impact of adopting a new accounting principle regarding GMDB reserves in 2004.

The Company also offers certain variable annuity products with a guaranteed minimum accumulation benefit (GMAB) rider. A GMAB provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time (5, 7 or 10 years) selected by the contractholder at the time of issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified period of time, to drop the rider and continue the variable annuity contract without the GMAB. The design of the GMAB rider limits the risk to the Company in a variety of ways including asset allocation requirements, which serve to reduce the Company’s potential exposure to underlying fund performance risks. Specifically, the GMAB terms limit asset allocation by (1) requiring partial allocation of assets to a guaranteed term option (a fixed rate investment option) and excluding certain funds that are highly volatile or difficult to hedge or (2) requiring all assets be allocated to one of the approved asset allocation funds or models defined by the Company. A GMAB represents an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at fair value and reported in other future policy benefits and claims. The Company initially records an offset to the fair value of the embedded derivative on the balance sheet, which is amortized through the income statement over the term of the GMAB period of the contract. Subsequent changes in the fair value of the embedded derivative are recognized in earnings. The fair value of the GMAB embedded derivative is calculated based on actuarial assumptions related to the projected benefit cash flows incorporating numerous assumptions including, but not limited to, expectations of contractholder persistency, market returns, correlations of market returns and market return volatility.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The Company began selling contracts with the GMAB feature on May 1, 2003. Beginning October 1, 2003, the Company launched an enhanced version of the rider that offered increased equity exposure to the contractholder in return for a higher charge. The Company simultaneously began economically hedging the GMAB exposure for those risks that exceed a level it considered acceptable. The GMAB economic hedge consists of shorting interest rate futures and S&P 500 Index futures contracts and does not qualify for hedge accounting under current guidance. Quarterly, the Company purchases S&P 500 Index put options and over-the-counter basket put options, which are constructed in order to minimize the tracking error of the hedge and the GMAB liability. See Note 2(c) to the audited consolidated financial statements included in the F pages of this report for discussion of economic hedges. The objective of the GMAB economic hedge strategy is to manage the exposures with risk beyond a level considered acceptable to the Company. The Company is exposed to equity market risk related to the GMAB feature should the growth in the underlying investments, including any GTO investment, fail to reach the guaranteed return level. The GMAB embedded derivative is likely to create volatility in earnings; however, the economic hedging program provides substantial mitigation of this exposure. This volatility was negligible in 2006 and 2005. As of December 31, 2006 and 2005, the balance of the GMAB embedded derivative was $116.3 million and $67.9 million, respectively. The increase in the balance of the GMAB embedded derivative was driven by the value of new business sold during 2006.

Beginning in March 2005, the Company began offering a hybrid GMAB/guaranteed lifetime withdrawal benefit (GLWB) through its Capital Preservation Plus Lifetime Income (CPPLI) contract rider. This living benefit combines a GMAB feature in its first 5-10 years with a lifetime withdrawal benefit which begins upon the maturity of the GMAB and extends for the duration of the insured’s life. In the event that the insured’s contract value is exhausted through such withdrawals, the Company will continue to fund future withdrawals at a pre-defined level until the insured’s death. In some cases, the contract owner has the right to drop the GLWB portion of this rider or periodically reset the guaranteed withdrawal basis to a higher level. This benefit requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy as previously described above.

In March 2006, the Company added Lifetime Income (L.INC), a stand-alone GLWB, to compliment CPPLI in its product offerings. This rider is very similar to the hybrid benefit discussed above. L.INC provides for enhanced retirement income security via guaranteed accumulation rates and withdrawal rates that increase with age without the liquidity loss associated with annuitization. The lifetime withdrawal feature also is being economically hedged. Currently, the Company is using S&P 500 Index and U.S. Treasury futures to hedge exposure to declining equity and interest rate markets, respectively. Similar to GMDBs, the Company’s economic valuation of the lifetime income obligation is not consistent with the accounting treatment of the obligation. Therefore, hedging activity is likely to create volatility in earnings; however, the economic hedging program provides substantial mitigation of this exposure. This volatility was negligible in 2006.

Other Non-Hedging Derivatives

The Company periodically enters into basis swaps (receive one variable rate, pay another variable rate) to better match the cash flows received from the specific variable-rate investments with the variable rate paid on a group of liabilities. While the pay-side terms of the basis swap will line up with the terms of the asset, the Company is not able to match the receive-side terms of the derivative to a specific liability. Therefore, basis swaps do not receive hedge accounting treatment.

The Company sells credit default protection on selected debt instruments and combines the credit default swap with selected assets the Company owns to replicate a higher yielding bond. These selected assets may have sufficient duration for the related liability, but do not earn a sufficient credit spread. The combined credit default swap and investments provide cash flows with the duration and credit spread targeted by the Company. The credit default swaps do not qualify for hedge accounting treatment.

The Company also has purchased credit default protection on selected debt instruments exposed to short-term credit concerns, or because the combination of the corporate bond and purchased default protection provides sufficient spread and duration targeted by the Company. The purchased credit default protection does not qualify for hedge accounting treatment.

Quantitative Disclosure

Fair Value Hedges

During the years ended December 31, 2006, 2005 and 2004, a net gain of $2.9 million, a net gain of $4.1 million and a net loss of $11.3 million, respectively, were recognized in net realized gains and losses on investments, hedging instruments and hedged items. This represents the ineffective portion of the fair value hedging relationships. There were no gains or losses attributable to the portion of the derivative instruments’ changes in fair value excluded from the assessment of hedge effectiveness. There were also no gains or losses recognized in earnings as a result of hedged firm commitments no longer qualifying as fair value hedges.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

Cash Flow Hedges

For the years ended December 31, 2006, 2005 and 2004, the ineffective portion of cash flow hedges was a net loss of $1.5 million, a net gain of $3.1 million and a net gain of $1.0 million, respectively. There were no net gains or losses attributable to the portion of the derivative instruments’ changes in fair value excluded from the assessment of hedge effectiveness.

The Company anticipates reclassifying less than $0.8 million in net losses out of AOCI over the next 12-month period.

In general, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows associated with forecasted transactions, other than those relating to variable interest on existing financial instruments, is twelve months or less.

During 2006, the Company did not discontinue any cash flow hedges because the original forecasted transaction was no longer probable. Additionally, no amounts were reclassified from AOCI into earnings due to the probability that a forecasted transaction would not occur.

Other Derivative Instruments, Including Embedded Derivatives

Net realized gains and losses on investments, hedging instruments and hedged items for the years ended December 31, 2006, 2005 and 2004 included a net loss of $0.5 million, a net loss of $9.1 million and a net gain of $8.1 million, respectively, related to other derivative instruments, including embedded derivatives, not designated in hedging relationships. In addition, the Individual Investments segment included a loss of $11.4 million and a gain of $5.1 million for the years ended December 31, 2006 and 2005, respectively, related to other derivative instruments, including embedded derivatives, not designated in hedging relationships. For the years ended December 31, 2006, 2005 and 2004, net losses of $10.6 million, $80.7 million and $5.9 million, respectively, were recorded in net realized gains and losses on investments, hedging instruments and hedged items reflecting the change in fair value of cross-currency interest rate swaps hedging variable rate MTNs denominated in foreign currencies. Additional net gains of $14.1 million, $78.3 million and $5.9 million were recorded in net realized gains and losses on investments, hedging instruments and hedged items to reflect the change in spot rates of these foreign currency denominated obligations during the years ended December 31, 2006, 2005 and 2004, respectively.

The following table summarizes the notional amount of derivative financial instruments outstanding as of December 31:

(in millions)	2006	2005
Interest rate swaps:
Pay fixed/receive variable rate swaps hedging investments	$1,930.5	$2,040.1
Pay variable/receive fixed rate swaps hedging investments	60.4	79.2
Pay variable/receive fixed rate swaps hedging liabilities	—	550.0
Pay variable/receive variable rate swaps hedging liabilities	—	30.0
Pay fixed/receive variable rate swaps hedging liabilities	1,048.8	170.0
Other contracts hedging investments	—	10.0
Cross-currency interest rate swaps:
Hedging foreign currency denominated investments	452.9	439.8
Hedging foreign currency denominated liabilities	1,137.1	1,312.4
Credit default swaps and other non-hedging instruments	478.6	555.3
Equity option contracts	1,640.7	774.4
Interest rate futures contracts	214.2	120.5

Total	$6,963.2	$6,081.7

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

(6)	Investments
The following table summarizes the amortized cost, gross unrealized gains and losses, and estimated fair values of securities available-for-sale as of the dates indicated:

(in millions)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
December 31, 2006:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$123.7	$11.4	$1.4	$133.7
Agencies not backed by the full faith and credit of the U. S. Government	559.4	46.2	2.2	603.4
Obligations of states and political subdivisions	266.0	0.7	7.2	259.5
Debt securities issued by foreign governments	34.9	1.7	0.1	36.5
Corporate securities
Public	8,602.0	168.8	109.9	8,660.9
Private	6,015.4	128.8	71.4	6,072.8
Mortgage-backed securities – U.S. Government-backed	6,089.1	21.3	112.8	5,997.6
Asset-backed securities	3,506.7	43.3	39.0	3,511.0

Total fixed maturity securities	25,197.2	422.2	344.0	25,275.4
Equity securities	28.5	6.2	0.3	34.4

Total securities available-for-sale	$25,225.7	$428.4	$344.3	$25,309.8

December 31, 2005:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$163.8	$14.3	$0.6	$177.5
Agencies not backed by the full faith and credit of the U. S. Government	849.7	61.2	6.2	904.7
Obligations of states and political subdivisions	300.3	2.4	3.8	298.9
Debt securities issued by foreign governments	41.4	2.7	0.1	44.0
Corporate securities
Public	9,520.0	233.7	106.2	9,647.5
Private	6,572.2	195.3	65.3	6,702.2
Mortgage-backed securities – U.S. Government-backed	6,048.3	18.1	107.6	5,958.8
Asset-backed securities	3,463.2	42.6	41.3	3,464.5

Total fixed maturity securities	26,958.9	570.3	331.1	27,198.1
Equity securities	35.1	7.0	—	42.1

Total securities available-for-sale	$26,994.0	$577.3	$331.1	$27,240.2

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The table below summarizes the amortized cost and estimated fair value of fixed maturity securities available-for-sale, by maturity, as of December 31, 2006. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

(in millions)	Amortized cost	Estimated fair value
Fixed maturity securities available-for-sale:
Due in one year or less	$1,476.3	$1,488.2
Due after one year through five years	6,350.0	6,406.7
Due after five years through ten years	4,697.0	4,722.5
Due after ten years	3,078.1	3,149.4

Subtotal	15,601.4	15,766.8
Mortgage-backed securities – U.S. Government-backed	6,089.1	5,997.6
Asset-backed securities	3,506.7	3,511.0

Total	$25,197.2	$25,275.4

The following table presents the components of net unrealized gains on securities available-for-sale as of December 31:

(in millions)	2006	2005
Net unrealized gains, before adjustments and taxes	$84.1	$246.2
Adjustment to DAC	83.3	42.4
Adjustment to future policy benefits and claims	(83.1)	(104.6)
Deferred federal income taxes	(29.5)	(64.4)

Net unrealized gains	$54.8	$119.6

The following table presents an analysis of the net decrease in net unrealized gains on securities available-for-sale before adjustments and taxes for the years ended December 31:

(in millions)	2006	2005	2004
Fixed maturity securities	$(161.0)	$(704.1)	$(153.3)
Equity securities	(1.1)	(3.4)	(1.2)

Net change	$(162.1)	$(707.5)	$(154.5)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The following table summarizes by time the gross unrealized losses on securities available-for-sale in an unrealized loss position as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Estimated fair value	Gross unrealized losses	Estimated fair value	Gross unrealized losses	Estimated fair value	Gross unrealized losses
December 31, 2006:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$49.8	$0.8	$17.7	$0.6	$67.5	$1.4
Agencies not backed by the full faith and credit of the U.S. Government	31.7	0.1	120.3	2.1	152.0	2.2
Obligations of states and political subdivisions	82.4	1.0	156.3	6.2	238.7	7.2
Debt securities issued by foreign governments	12.8	0.1	—	—	12.8	0.1
Corporate securities
Public	2,445.0	24.3	2,964.6	85.6	5,409.6	109.9
Private	1,162.7	13.5	1,872.3	57.9	3,035.0	71.4
Mortgage-backed securities – U.S. Government-backed	767.8	6.4	3,809.5	106.4	4,577.3	112.8
Asset-backed securities	539.2	4.2	1,336.6	34.8	1,875.8	39.0

Total fixed maturity securities	5,091.4	50.4	10,277.3	293.6	15,368.7	344.0
Equity securities	0.1	—	3.4	0.3	3.5	0.3

Total	$5,091.5	$50.4	$10,280.7	$293.9	$15,372.2	$344.3

% of gross unrealized losses		15%		85%

December 31, 2005:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$25.1	$0.5	$3.7	$0.1	$28.8	$0.6
Agencies not backed by the full faith and credit of the U.S. Government	297.0	4.9	42.2	1.3	339.2	6.2
Obligations of states and political subdivisions	150.7	3.0	29.7	0.8	180.4	3.8
Debt securities issued by foreign governments	7.4	0.1	—	—	7.4	0.1
Corporate securities
Public	3,210.4	63.2	1,088.2	43.0	4,298.6	106.2
Private	1,690.3	39.1	672.6	26.2	2,362.9	65.3
Mortgage-backed securities – U.S. Government-backed	4,062.8	88.6	632.6	19.0	4,695.4	107.6
Asset-backed securities	1,420.7	26.1	432.5	15.2	1,853.2	41.3

Total fixed maturity securities	10,864.4	225.5	2,901.5	105.6	13,765.9	331.1
Equity securities	3.9	—	—	—	3.9	—

Total	$10,868.3	$225.5	$2,901.5	$105.6	$13,769.8	$331.1

% of gross unrealized losses		68%		32%

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

Increases in unrealized losses more than one year are primarily due to changes in the interest rate environment. Those securities are not considered other-than-temporarily impaired because the decline in market value is attributed to changes in interest rates and not credit quality, and because the Company has the ability and intent to hold those investments until recovery.

Proceeds from the sale of securities available-for-sale during 2006, 2005 and 2004 were $2.27 billion, $2.62 billion and $2.49 billion, respectively. During 2006, gross gains of $61.6 million ($71.9 million and $61.5 million in 2005 and 2004, respectively) and gross losses of $64.1 million ($22.6 million and $8.7 million in 2005 and 2004, respectively) were realized on those sales.

The Company had $5.1 million and $22.2 million of real estate investments as of December 31, 2006 and 2005, respectively, that were non-income producing during the preceding twelve months.

Real estate held for use is presented at cost less accumulated depreciation of $16.7 million as of December 31, 2006 ($21.5 million as of December 31, 2005). The carrying value of real estate held for sale totaled $42.1 million and $2.5 million as of December 31, 2006 and 2005, respectively.

The recorded investment of mortgage loans on real estate considered to be impaired was $17.5 million as of December 31, 2006 ($29.7 million as of December 31, 2005), for which the related valuation allowance was $12.3 million ($7.1 million as of December 31, 2005). Impaired mortgage loans with no valuation allowance are a result of collateral dependent loans where the fair value of the collateral is estimated to be greater than the recorded investment of the loan. During 2006, the average recorded investment in impaired mortgage loans on real estate was $3.5 million ($7.4 million in 2005). Interest income on those loans, which is recognized on a cash basis, totaled $1.9 million in 2006 ($2.1 million in 2005).

The following table summarizes activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31:

(in millions)	2006	2005	2004
Allowance, beginning of period	$31.1	$33.3	$29.1
Net additions (reductions) to allowance	3.2	(2.2)	4.2

Allowance, end of period	$34.3	$31.1	$33.3

The following table summarizes net realized gains (losses) on investments, hedging instruments and hedged items from continuing operations by source for the years ended December 31:

(in millions)	2006	2005	2004
Total realized gains on sales, net of hedging losses	$88.8	$75.6	$65.0
Total realized losses on sales, net of hedging gains	(64.8)	(22.9)	(12.7)
Total other-than-temporary and other investment impairments	(17.1)	(36.8)	(90.6)
Credit default swaps	(1.1)	(7.5)	0.3
Periodic net coupon settlements on non-qualifying derivatives	1.9	1.1	6.6
Other derivatives	(0.6)	1.1	(5.0)

Net realized gains (losses) on investments, hedging instruments and hedged items	$7.1	$10.6	$(36.4)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The following table summarizes net investment income from continuing operations by investment type for the years ended December 31:

(in millions)	2006	2005	2004
Securities available-for-sale:
Fixed maturity securities	$1,419.2	$1,466.2	$1,461.9
Equity securities	2.6	2.4	1.2
Mortgage loans on real estate	535.4	577.3	577.4
Real estate	17.0	16.6	17.9
Short-term investments	47.3	18.8	8.9
Derivatives	(1.9)	(31.0)	(94.3)
Other	105.8	112.2	78.4

Gross investment income	2,125.4	2,162.5	2,051.4
Less investment expenses	66.9	57.3	50.9

Net investment income	$2,058.5	$2,105.2	$2,000.5

Fixed maturity securities with an amortized cost of $8.1 million and $16.4 million as of December 31, 2006 and 2005, respectively, were on deposit with various regulatory agencies as required by law.

As of December 31, 2006, the Company had not pledged any fixed maturity securities as collateral to various derivative counterparties compared to $8.5 million as of December 31, 2005.

As of December 31, 2006 and 2005, the Company had received $802.3 million and $1.10 billion, respectively, of cash collateral on securities lending and $171.0 million and $203.3 million, respectively, of cash for derivative collateral. As of December 31, 2006 and 2005, the Company had not received any non-cash collateral on securities. Both the cash and non-cash collateral amounts are included in short-term investments with a corresponding liability recorded in other liabilities. As of December 31, 2006 and 2005, the Company had loaned securities with a fair value of $778.6 million and $1.07 billion, respectively. The Company also held $12.8 million and $53.2 million of securities as off-balance sheet collateral on derivative transactions as of December 31, 2006 and 2005, respectively.

(7)	Variable Annuity Contracts
The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. The Company also issues non-traditional variable annuity contracts in which the Company provides various forms of guarantees to benefit the related contractholders. The Company provides four primary guarantee types under non-traditional variable annuity contracts: (1) GMDB; (2) GMAB; (3) guaranteed minimum income benefits (GMIB); and (4) a hybrid guarantee with GMAB and GLWB.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The GMDB provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor’s death. The Company has offered six primary GMDB types:

•
Return of premium– provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as “net premiums.” There are two variations of this benefit. In general, there is no lock in age for this benefit. However, for some contracts the GMDB reverts to the account value at a specified age, typically age 75.

•
Reset– provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to lock-in age) account value adjusted for withdrawals. For most contracts, this GMDB locks in at age 86 or 90, and for others the GMDB reverts to the account value at age 75, 85, 86 or 90.

•
Ratchet– provides the greater of a return of premium death benefit or the highest specified “anniversary” account value (prior to age 86) adjusted for withdrawals. Currently, there are three versions of ratchet, with the difference based on the definition of anniversary: monthaversary – evaluated monthly; annual – evaluated annually; and five-year – evaluated every fifth year.

•
Rollup– provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 86 or 200% of adjusted premiums. There are two variations of this benefit. For certain contracts, this GMDB locks in at age 86, and for others the GMDB reverts to the account value at age 75.

•	Combo– provides the greater of annual ratchet death benefit or rollup death benefit. This benefit locks in at either age 81 or 86.

•
Earnings enhancement– provides an enhancement to the death benefit that is a specified percentage of the adjusted earnings accumulated on the contract at the date of death. There are two versions of this benefit: (1) the benefit expires at age 86, and a credit of 4% of account value is deposited into the contract; and (2) the benefit does not have an end age, but has a cap on the payout and is paid upon the first death in a spousal situation. Both benefits have age limitations. This benefit is paid in addition to any other death benefits paid under the contract.

The GMAB, offered in the Company’s Capital Preservation Plus (CPP) contract rider, is a living benefit that provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified period of time, to drop the rider and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization value. The GMIB types are:

•	Ratchet– provides an annuitization value equal to the greater of account value, net premiums or the highest one-year anniversary account value (prior to age 86) adjusted for withdrawals.

•
Rollup– provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated at 5% compound interest up to the earlier of age 86 or 200% of adjusted premiums.

•	Combo– provides an annuitization value equal to the greater of account value, ratchet GMIB benefit or rollup GMIB benefit.
See Note 5 for a complete description of the Company’s hybrid GMAB/GLWB offered through its CPPLI contract rider. All GMAB contracts with the hybrid GMAB/GLWB rider are included with GMAB contracts in the following tables.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The following table summarizes the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of December 31:

	2006			2005
(in millions)	Account value	Net amount at risk[1]	Wtd. avg. attained age	Account value	Net amount at risk[1]	Wtd. avg. attained age
GMDB:
Return of premium	$9,231.4	$17.1	60	$9,260.6	$32.5	60
Reset	17,587.0	24.2	63	16,932.1	58.7	63
Ratchet	13,481.0	16.0	66	11,020.6	28.9	65
Rollup	538.4	5.7	70	592.1	8.4	69
Combo	2,588.7	14.9	68	2,530.6	22.3	68

Subtotal	43,426.5	77.9	65	40,336.0	150.8	64
Earnings enhancement	477.8	41.1	61	418.5	27.6	61

Total - GMDB	$43,904.3	$119.0	65	$40,754.5	$178.4	63

GMAB[2]:
5 Year	$2,131.1	$0.1	N/A	$1,041.8	$0.5	N/A
7 Year	1,865.7	0.1	N/A	1,103.5	0.2	N/A
10 Year	784.0	—	N/A	595.5	0.1	N/A

Total - GMAB	$4,780.8	$0.2	N/A	$2,740.8	$0.8	N/A

GMIB[3]:
Ratchet	$450.6	$—	N/A	$444.7	$—	N/A
Rollup	1,187.1	—	N/A	1,189.3	—	N/A
Combo	0.5	—	N/A	0.5	—	N/A

Total - GMIB	$1,638.2	$—	N/A	$1,634.5	$—	N/A

GLWB:
Lifetime Income (L.INC)	$993.8	$—	N/A	$—	$—	N/A

Total - GLWB	$993.8	$—	N/A	$—	$—	N/A

[1]
Net amount at risk is calculated on a seriatum basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit). As it relates to GMIB, net amount at risk is calculated as if all policies were eligible to annuitize immediately, although all GMIB options have a waiting period of at least 7 years from issuance, with the earliest annuitizations beginning in 2006.

[2]	GMAB contracts with the hybrid GMAB/GLWB rider had account values of $2.95 billion and $939.1 million as of December 31, 2006 and 2005, respectively.

[3]	The weighted average period remaining until expected annuitization is not meaningful and has not been presented because there is currently no material GMIB exposure.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The following table is a rollforward of the liabilities for guarantees on variable annuity contracts reflected in the Company’s general account for the years indicated:

(in millions)	GMDB	GMAB	GMIB	GLWB	Total
Balance as of December 31, 2004	$23.6	$20.6	$0.8	$—	$45.0
Expense provision	32.8	—	0.4	—	33.2
Net claims paid	(29.5)	—	—	—	(29.5)
Value of new business sold	—	53.4	—	—	53.4
Change in fair value	—	(6.1)	—	—	(6.1)

Balance as of December 31, 2005	26.9	67.9	1.2	—	96.0
Expense provision	32.5	—	—	0.3	32.8
Net claims paid	(30.1)	—	—	—	(30.1)
Value of new business sold	—	95.2	—	—	95.2
Change in fair value	—	(46.8)	—	—	(46.8)

Balance as of December 31, 2006	$29.3	$116.3	$1.2	$0.3	$147.1

The following table summarizes account balances of contracts with guarantees that were invested in separate accounts as of December 31:

(in millions)	2006	2005
Mutual funds:
Bond	$4,467.3	$3,857.3
Domestic equity	29,808.4	28,011.3
International equity	3,420.5	2,161.4

Total mutual funds	37,696.2	34,030.0
Money market funds	1,414.4	1,350.4

Total	$39,110.6	$35,380.4

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments. GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates its GMDB and GMIB claim reserve estimates and adjusts the additional liability balances as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in calculating GMIB claim reserves are consistent with those used for calculating GMDB claim reserves. In addition, the calculation of GMIB claim reserves assumes benefit utilization ranges from a low of 3% when the contractholder’s annuitization value is at least 10% in the money to 100% utilization when the contractholder is 90% or more in the money.

In accordance with SOP 03-01, GLWB claim reserves for the L.INC rider are determined each period by estimating the expected value of withdrawal benefits in excess of the projected account balance and recognizing such potential additional liabilities of the Company as a benefit reserve expense ratably over the accumulation period. The Company periodically evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to life insurance and annuity benefits in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The following assumptions and methodology were used to determine the GMDB claim reserves as of December 31, 2006 and 2005:

•	Data used was based on a combination of historical numbers and future projections involving 50 probabilistically generated economic scenarios

•	Mean gross equity performance – 8.1%

•	Equity volatility – 18.7%

•	Mortality – 100% of Annuity 2000 table

•	Asset fees – equivalent to mutual fund and product loads

•	Discount rate – 8.0%
Lapse rate assumptions vary by duration as shown below:

Duration (years)	1	2	3	4	5	6	7	8	9	10+
Minimum	4.00%	5.00%	6.00%	7.00%	8.00%	9.50%	10.00%	11.00%	14.00%	14.00%
Maximum	4.00%	5.00%	6.00%	7.00%	35.00%	35.00%	23.00%	35.00%	35.00%	23.00%
GMABs and hybrid GMABs/GLWBs are considered embedded derivatives under current accounting guidance, resulting in the related liabilities being separated from the host insurance product and recognized at fair value, with changes in fair value reported in earnings, and therefore, excluded from the SOP 03-1 policy benefits.

(8)	Short-Term Debt
The following table summarizes short-term debt as of December 31:

(in millions)	2006	2005
$800.0 million commercial paper program	$—	$134.7
$350.0 million securities lending program facility	75.2	75.0
$250.0 million securities lending program facility	—	32.6

Total short-term debt	$75.2	$242.3

The Company has available as a source of funds a $1.00 billion revolving variable rate credit facility entered into by NFS, NLIC and NMIC with a group of national financial institutions. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility provides covenants, including, but not limited to, requirements that the Company maintain consolidated tangible net worth, as defined, in excess of $2.60 billion and that NLIC maintain statutory surplus, as defined, in excess of $1.67 billion. As of December 31, 2006, the Company and NLIC were in compliance with all covenants. The Company had no amounts outstanding under this agreement as of December 31, 2006 and 2005. NLIC also has an $800.0 million commercial paper program and is required to maintain an available credit facility equal to 50% of any amounts outstanding under the commercial paper program. Therefore, borrowing capacity under the aggregate $1.00 billion revolving credit facility is reduced by 50% of any amounts outstanding under the commercial paper program. NLIC had no commercial paper outstanding at December 31, 2006 and $134.7 million outstanding at December 31, 2005 at a weighted average effective interest rate of 4.22%.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

NLIC has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. This is an uncommitted facility contingent on the liquidity of the securities lending program. The borrowing facility was established to fund commercial mortgage loans that were originated with the intent of sale through securitization. The maximum amount available under the agreement is $350.0 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. NLIC had $75.2 million and $75.0 million outstanding under this agreement as of December 31, 2006 and 2005, respectively. As of December 31, 2006, the Company had not provided any guarantees on such borrowings, either directly or indirectly.

The Company paid interest on short-term debt totaling $11.7 million, $11.5 million and $3.6 million in 2006, 2005 and 2004, respectively.

(9)	Long-Term Debt
The following table summarizes surplus notes payable to NFS as of December 31:

(in millions)	2006	2005
8.15% surplus note, due June 27, 2032	$300.0	$300.0
7.50% surplus note, due December 17, 2031	300.0	300.0
6.75% surplus note, due December 23, 2033	100.0	100.0

Total long-term debt	$700.0	$700.0

The Company made interest payments to NFS on surplus notes totaling $53.7 million, $53.7 million and $50.7 million in 2006, 2005 and 2004, respectively. Payments of interest and principal under the notes require the prior approval of the Ohio Department of Insurance (ODI).

(10)	Federal Income Taxes
Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, the ultimate majority shareholder of NFS. Effective October 1, 2002, Nationwide Corporation’s ownership in NFS decreased from 79.8% to 63.0%. Therefore, NFS and its subsidiaries, including the Company, no longer qualify to be included in the NMIC consolidated federal income tax return. The members of the NMIC consolidated federal income tax return group participated in a tax sharing arrangement, which provided, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

Under Internal Revenue Code (IRC) regulations, NFS and its subsidiaries cannot file a life/non-life consolidated federal income tax return until five full years following NFS’ departure from the NMIC consolidated federal income tax return group. Therefore, NFS and its direct non-life insurance company subsidiaries will file a consolidated federal income tax return; NLIC and NLAIC will file a consolidated federal income tax return; and the direct non-life insurance companies under NLIC will file separate federal income tax returns, until 2008, when NFS will become eligible to file a single life/non-life consolidated federal income tax return with all of its subsidiaries.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The following table summarizes the tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31:

(in millions)	2006	2005
Deferred tax assets:
Future policy benefits	$607.8	$630.5
Other	138.6	185.9

Gross deferred tax assets	746.4	816.4
Less valuation allowance	(7.0)	(7.0)

Deferred tax assets, net of valuation allowance	739.4	809.4

Deferred tax liabilities:
Deferred policy acquisition costs	1,022.2	970.5
Other	173.9	237.1

Gross deferred tax liabilities	1,196.1	1,207.6

Net deferred tax liability	$456.7	$398.2

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income taxes paid within the statutory carryback period can offset nearly all future deductible amounts. The valuation allowance was unchanged during 2006, 2005 and 2004.

The Company’s current federal income tax (asset) liability was $(12.6) million and $53.8 million as of December 31, 2006 and 2005, respectively.

Through June 2006, the Company’s federal income tax returns for tax years 2000-2002 were under IRS examination pursuant to a routine audit. In accordance with its regular practice, management established tax reserves representing its best estimate of additional amounts the Company could be required to pay if certain positions it had taken were challenged and ultimately denied by the IRS with respect to these tax years. These reserves are reviewed regularly and are adjusted as events occur that management believes impacts the Company’s liability for additional taxes, such as lapsing of applicable statutes of limitations; conclusion of tax audits or substantial agreement on the deductibility/non-deductibility of uncertain items; additional exposure based on current calculations; identification of new issues; release of administrative guidance; or rendering of a court decision affecting a particular tax issue. A significant component of the Company’s tax reserve as of December 31, 2005 was related to the separate account dividends received deduction (DRD).

In July 2006, the Company reached substantial agreement with the IRS on all open issues for tax years 2000-2002, including issues related to the DRD. Accordingly, the Company revised its estimate of amounts that may be due in connection with certain tax positions, including the DRD, for all open tax years. As a result of the revised estimate, $110.9 million of tax reserves were released into earnings during the quarter ended June 30, 2006.

During the third quarter of 2006, the Company recorded $7.8 million of net federal income tax expense adjustments primarily related to differences between the 2005 estimated tax liability and the amounts reported on the Company’s 2005 tax returns.

During the third quarter of 2005, the Company refined its separate account DRD estimation process. As a result, the Company identified and recorded additional federal income tax benefits and recoverables in the amount of $42.6 million related to all tax years (2000 – 2005) that were open at that time. In addition, the Company recorded $5.6 million of net benefit adjustments primarily related to differences between the 2004 estimated tax liability and the amounts reported on the Company’s 2004 tax returns.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The following table summarizes federal income tax expense attributable to income from continuing operations for the years ended December 31:

(in millions)	2006	2005	2004
Current	$(61.8)	$90.6	$181.5
Deferred	92.4	5.0	(61.5)

Federal income tax expense	$30.6	$95.6	$120.0

Total federal income tax expense differs from the amount computed by applying the U.S. federal income tax rate to income from continuing operations before federal income taxes as follows for the years ended December 31:

	2006		2005		2004
(dollars in millions)	Amount	%	Amount	%	Amount	%
Computed (expected) tax expense	$228.6	35.0	$217.0	35.0	$187.2	35.0
Tax exempt interest and DRD	(67.5)	(10.3)	(107.5)	(17.3)	(47.2)	(8.8)
Reserve release	(110.9)	(17.0)	—	—	—	—
Other, net	(19.6)	(3.0)	(13.9)	(2.3)	(20.0)	(3.8)

Total	$30.6	4.7	$95.6	15.4	$120.0	22.4

The Jobs Creation Act of 2004 suspends policyholder surplus accounts (PSA) during 2005 and 2006 and provides that direct and indirect distributions from the PSA during any taxable year beginning after 2004 and before 2007 be treated as zero. Because NLIC had the ability and intent to distribute this PSA balance to its shareholder during the noted period, the potential tax liability was eliminated as of December 31, 2004. The Jobs Creation Act of 2004 had no other significant impact on the Company’s tax position.

Total federal income taxes (refunded) paid were $(4.3) million, $182.2 million and $142.3 million during the years ended December 31, 2006, 2005 and 2004, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

(11)	Shareholders’ Equity, Regulatory Risk-Based Capital and Dividend Restrictions
Regulatory Risk-Based Capital

The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceeded the minimum risk-based capital requirements for all periods presented herein.

Dividend Restrictions

State insurance laws generally restrict the ability of insurance companies to pay cash dividends and make other payments in excess of certain prescribed limitations without prior approval. The Company is limited in the amount of shareholder dividends it may pay without prior approval by the ODI. The statutory capital and surplus of NLIC as of December 31, 2006 and 2005 was $2.68 billion and $2.60 billion, respectively. The statutory net income of NLIC for the years ended December 31, 2006, 2005 and 2004 was $537.5 million, $462.5 million and $317.7 million, respectively. As of January 1, 2007, based on statutory financial results as of and for the year ended December 31, 2006, NLIC could pay dividends totaling $162.5 million without obtaining prior approval. As of March 1, 2007, NLIC will be able to pay dividends to NFS totaling $232.5 million upon providing prior notice to the ODI. On February 21, 2007, NLIC declared an ordinary dividend of $232.5 million and an extraordinary dividend of $242.5 million, both payable to NFS in March 2007. NLIC will provide notice to the ODI of the ordinary dividend and seek prior approval from the ODI of the extraordinary dividend before paying these dividends to NFS.

In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on NLIC’s participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholder.

The Company currently does not expect such regulatory requirements to impair its ability to pay future operating expenses, interest and shareholder dividends.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

Comprehensive Income

The Company’s comprehensive income includes net income and certain items that are reported directly within separate components of shareholder’s equity that are not recorded in net income (other comprehensive income or loss).

The following table summarizes the Company’s other comprehensive loss, before and after federal income tax benefit (expense), for the years ended December 31:

(in millions)	2006	2005	2004
Net unrealized losses on securities available-for-sale arising during the period:
Net unrealized losses before adjustments	$(171.3)	$(687.2)	$(182.0)
Net adjustment to deferred policy acquisition costs	40.9	187.0	99.1
Net adjustment to future policy benefits and claims	21.5	17.0	(11.0)
Related federal income tax benefit	38.1	169.1	33.3

Net unrealized losses	(70.8)	(314.1)	(60.6)

Reclassification adjustment for net realized losses (gains) on securities available-for-sale realized during the period:
Net unrealized losses (gains)	9.2	(20.3)	27.5
Related federal income tax (benefit) expense	(3.2)	7.1	(9.6)

Net reclassification adjustment	6.0	(13.2)	17.9

Other comprehensive loss on securities available-for-sale	(64.8)	(327.3)	(42.7)

Accumulated net holding (losses) gains on cash flow hedges:
Unrealized holding (losses) gains	(0.2)	41.7	(47.4)
Related federal income tax benefit (expense)	0.1	(14.6)	16.6

Other comprehensive (loss) income on cash flow hedges	(0.1)	27.1	(30.8)

Total other comprehensive loss	$(64.9)	$(300.2)	$(73.5)

Adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during the years ended December 31, 2006, 2005 and 2004.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

(12)	Employee Benefit Plans
Defined Benefit Plans

The Company and certain affiliated companies participate in a qualified defined benefit pension plan sponsored by NMIC. This plan covers all employees of participating companies who have completed at least one year of service. Plan contributions are invested in a group annuity contract issued by NLIC. All participants are eligible for benefits based on an account balance feature. Participants last hired before 2002 are eligible for benefits based on the highest average annual salary of a specified number of consecutive years of the last ten years of service, if such benefits are of greater value than the account balance feature. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work benefits the Company. A separate non-qualified defined benefit pension plan sponsored by NMIC covers certain executives with at least one year of service. The Company’s portion of expense relating to these plans was $19.9 million, $16.6 million and $13.7 million for the years ended December 31, 2006, 2005 and 2004, respectively.

In addition to the NMIC pension plan, the Company and certain affiliated companies participate in life and health care defined benefit plans sponsored by NMIC for qualifying retirees. Postretirement life and health care benefits are contributory. The level of contribution required by a qualified retiree depends on the retiree’s years of service and date of hire. In general, postretirement benefits are available to full-time employees who are credited with 120 months of retiree life and health service. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company’s portion of the per-participant cost of the postretirement health care benefits. The Company’s policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts issued by NLIC. The Company’s portion of expense relating to these plans was immaterial for the years ended December 31, 2006, 2005 and 2004.

Defined Contribution Plans

NMIC sponsors a defined contribution retirement savings plan covering substantially all employees of the Company. Employees may make salary deferral contributions of up to 80%. Salary deferrals of up to 6% are subject to a 50% Company match. The Company’s expense for contributions to these plans was $6.6 million, $6.2 million and $5.8 million for the years ended December 31, 2006, 2005 and 2004, respectively.

(13)	Related Party Transactions
The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, office space leases, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies and that are within industry guidelines and practices.

In addition, Nationwide Services Company, LLC (NSC), a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2006, 2005 and 2004, the Company made payments to NMIC and NSC totaling $261.7 million, $274.1 million and $194.6 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $5.48 billion and $6.39 billion as of December 31, 2006 and 2005, respectively. Total revenues from these contracts were $133.4 million, $136.2 million and $136.5 million for the years ended December 31, 2006, 2005 and 2004, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $110.7 million, $107.3 million and $107.9 million for the years ended December 31, 2006, 2005 and 2004, respectively. The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties who are similarly situated.

The Company leases office space from NMIC. For the years ended December 31, 2006, 2005 and 2004, the Company made lease payments to NMIC of $19.3 million, $18.7 million and $18.4 million, respectively.

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2006, 2005 and 2004 were $430.8 million, $429.5 million and $335.6 million, respectively, while benefits, claims and expenses ceded during these years were $470.4 million, $398.8 million and $336.0 million, respectively.

Funds of NWD Investment Management, Inc. (NWD), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2006 and 2005, customer allocations to NWD funds totaled $18.26 billion and $15.70 billion, respectively. For the years ended December 31, 2006, 2005 and 2004, NWD paid the Company $64.4 million, $51.6 million and $44.5 million, respectively, for the distribution and servicing of these funds.

Under a marketing agreement with NMIC, NLIC makes payments to cover a portion of the agent marketing allowance that is paid to Nationwide agents. These costs cover product development and promotion, sales literature, rent and similar items. Payments under this agreement totaled $28.3 million, $26.5 million and $23.2 million for the years ended December 31, 2006, 2005 and 2004, respectively.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities at the original sales price plus interest. As of December 31, 2006 and 2005, the Company had no outstanding borrowings from affiliated entities under such agreements. During 2006, 2005 and 2004, the most the Company had outstanding at any given time was $191.5 million, $55.3 million and $227.7 million, respectively, and the amounts the Company incurred for interest expense on intercompany repurchase agreements during these years were immaterial.

The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company were $601.3 million and $390.9 million as of December 31, 2006 and 2005, respectively, and are included in short-term investments on the consolidated balance sheets.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2006, 2005 and 2004 were $58.1 million, $59.0 million and $63.1 million, respectively.

During the years ended December 31, 2006 and 2005, the Company did not purchase any fixed maturity securities available-for-sale from NFN compared to $829.9 million during 2004. NFN recorded gross realized gains of $23.4 million on such transactions during 2004.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

An affiliate of the Company is currently developing a browser-based policy administration and online brokerage software application for defined benefit plans. In connection with the development of this application, the Company made net payments, which were expensed, to that affiliate related to development totaling $6.9 million, $2.9 million and $2.6 million for the years ended December 31, 2006, 2005 and 2004, respectively.

Historically, the Company has retained funds for certain claim and benefit payments to customers in the form of interest-bearing accounts. During the year ended December 31, 2006, this practice was discontinued. Eligible participant balances totaling $224.7 million were transferred from the Company to interest-bearing deposit accounts of Nationwide Bank, a wholly-owned subsidiary of NFS, in exchange for cash plus a premium of $0.7 million payable to NFS for the value of the relationships acquired by Nationwide Bank.

Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, as discussed in more detail in Note 10. Effective October 1, 2002, NLIC began filing a consolidated federal income tax return with NLAIC. Total payments (from) to NMIC were $(15.3) million, $45.0 million and $37.4 million in the years ended December 31, 2006, 2005 and 2004, respectively. These payments related to tax years prior to deconsolidation.

In 2006, 2005 and 2004, NLIC paid dividends to NFS totaling $375.0 million, $185.0 million and $125.0 million, respectively.

(14)	Contingencies
Legal Matters

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business. It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company’s consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company’s consolidated financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than the Company.

The financial services industry, including mutual fund, variable annuity, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the SEC, the National Association of Securities Dealers and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. The Company has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by the Company. The Company has cooperated with these investigations. Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by the Company and its affiliates in December 2003 and June 2005, respectively, and no further information requests have been received with respect to these matters.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, the use of side agreements and finite reinsurance agreements, funding agreements issued to back MTN programs, recordkeeping and retention compliance by broker/dealers, and supervision of former registered representatives. Related investigations and proceedings may be commenced in the future. The Company and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, the use of side agreements and finite reinsurance agreements, and funding agreements backing the NLIC MTN program. The Company is cooperating with regulators in connection with these inquiries and will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. These proceedings also could affect the outcome of one or more of the Company’s litigation matters. There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on the Company in the future.

On November 15, 2006, NFS, NLIC and NRS were named in a lawsuit filed in the Untied States District Court for the Southern District of Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity, Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc. The plaintiff seeks to represent a class of all sponsors of 457(b) deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had variable annuity contracts with the defendants during the class period. The Class Period is from January 1, 1996 until the Class Notice is provided. The plaintiff alleges that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds. The complaint seeks an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants, including interest. On January 25, 2007, NFS, NLIC and NRS filed a motion to dismiss. NFS, NLIC and NRS intend to defend this lawsuit vigorously.

On February 11, 2005, NLIC was named in a class action lawsuit filed in Common Pleas Court, Franklin County, Ohio entitled Michael Carr v. Nationwide Life Insurance Company. The complaint seeks recovery for breach of contract, fraud by omission, violation of the Ohio Deceptive Trade Practices Act and unjust enrichment. The complaint also seeks unspecified compensatory damages, disgorgement of all amounts in excess of the guaranteed maximum premium and attorneys’ fees. On February 2, 2006, the Court granted the plaintiff’s motion for class certification on the breach of contract and unjust enrichment claims. The Court certified a class consisting of all residents of the United States and the Virgin Islands who, during the Class Period, paid premiums on a modal basis to NLIC for term life insurance policies issued by NLIC during the Class Period that provide for guaranteed maximum premiums, excluding certain specified products. Excluded from the class are NLIC; any parent, subsidiary or affiliate of NLIC; all employees, officers and directors of NLIC; and any justice, judge or magistrate judge of the State of Ohio who may hear the case. The Class Period is from February 10, 1990 through February 2, 2006, the date the class was certified. On January 26, 2007, the plaintiff filed a motion for summary judgment. NLIC continues to defend this lawsuit vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

On April 13, 2004, NLIC was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company. NLIC removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding entitled In Re Mutual Funds Investment Litigation. In response, on May 13, 2005, the plaintiff filed a First Amended Complaint purporting to represent, with certain exceptions, a class of all persons who held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing or stale price trading activity. The First Amended Complaint purports to disclaim, with respect to market timing or stale price trading in NLIC’s annuities sub-accounts, any allegation based on NLIC’s untrue statement, failure to disclose any material fact, or usage of any manipulative or deceptive device or contrivance in connection with any class member’s purchases or sales of NLIC annuities or units in annuities sub-accounts. The plaintiff claims, in the alternative, that if NLIC is found with respect to market timing or stale price trading in its annuities sub-accounts, to have made any untrue statement, to have failed to disclose any material fact or to have used or employed any manipulative or deceptive device or contrivance, then the plaintiff purports to represent a class, with certain exceptions, of all persons who, prior to NLIC’s untrue statement, omission of material fact, use or employment of any manipulative or deceptive device or contrivance, held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing activity. The First Amended Complaint alleges common law negligence and seeks to recover damages not to exceed $75,000 per plaintiff or class member, including all compensatory damages and costs. On June 1, 2006, the District Court granted NLIC’s motion to dismiss the plaintiff’s complaint. On November 29, 2006, the plaintiff filed its appellate brief with the Fourth Circuit Court of Appeals contesting the District Court’s dismissal. NLIC continues to defend this lawsuit vigorously.

On January 21, 2004, NLIC, Nationwide Life Insurance Company of America, NLAIC, NFS and Nationwide Financial Corporation (collectively referred to as the Companies) were named in a lawsuit filed in the United States District Court for the Northern District of Mississippi entitled United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z. In its complaint, the plaintiff alleges that the Companies and/or their affiliated life insurance companies caused the replacement of variable insurance policies and other financial products issued by United Investors with policies issued by the Companies. The plaintiff raises claims for (1) violations of the Federal Lanham Act, and common law unfair competition and defamation; (2) tortious interference with the plaintiff’s contractual relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W&R Insurance Agency, Inc., or with the plaintiff’s contractual relationships with its variable policyholders; (3) civil conspiracy; and (4) breach of fiduciary duty. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, a constructive trust and costs and disbursements, including attorneys’ fees. On December 30, 2005, the Companies filed a motion for summary judgment. On June 15, 2006, the District Court granted the Companies’ motion for summary judgment on all grounds and dismissed the plaintiff’s entire case with prejudice. The plaintiff appealed the District Court’s decision to the Fifth Circuit Court of Appeals. The appeal has been fully briefed, and the Companies are awaiting a decision. The Companies continue to defend this lawsuit vigorously.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. Currently, the plaintiffs’ fifth amended complaint, filed March 21, 2006, purports to represent a class of qualified retirement plans under ERISA that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NLIC and NFS, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. To date, the District Court has rejected the plaintiffs’ request for certification of the alleged class. NFS’ and NLIC’s motion to dismiss the plaintiffs’ fifth amended complaint is currently pending before the court. NFS and NLIC continue to defend this lawsuit vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

Tax Matters

The Company’s federal income tax returns are routinely audited by the IRS. Management has established tax reserves representing its best estimate of additional amounts it may be required to pay if certain tax positions it has taken are challenged and ultimately denied by the IRS. These reserves are reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement on the deductibility/non-deductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. Management believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

(15)	Guarantees
Since 2001, the Company has sold $626.1 million of credit enhanced equity interests in Low-Income-Housing Tax Credit Funds (Tax Credit Funds) to unrelated third parties. The Company has guaranteed cumulative after-tax yields to the third party investors ranging from 3.75% to 5.25% over periods ending between 2002 and 2022. As of December 31, 2006, the Company held guarantee reserves totaling $6.3 million on these transactions. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, then the Company must fund any shortfall, which is mitigated by stabilization collateral set aside by the Company at the inception of the transactions. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.36 billion. The Company does not anticipate making any payments related to these guarantees.

At the time of the sales, $5.9 million of net sale proceeds were set aside as collateral for certain properties owned by the Tax Credit Funds that had not met all of the criteria necessary to generate tax credits. Such criteria include completion of construction and the leasing of each unit to a qualified tenant, among others. Properties meeting the necessary criteria are considered to have “stabilized.” The properties are evaluated regularly, and the collateral is released when stabilized. During 2006 and 2005, no stabilization collateral amounts were released into income. As of December 31, 2006 and 2005, $2.2 million of stabilization collateral was unrecognized and recorded as a reserve, respectively.

To the extent there are cash deficits in any specific property owned by the Tax Credit Funds, property reserves, property operating guarantees and reserves held by the Tax Credit Funds are exhausted before the Company is required to perform under its guarantees. To the extent the Company is ever required to perform under its guarantees, it may recover any such funding out of the cash flow distributed from the sale of the underlying properties of the Tax Credit Funds. This cash flow distribution would be paid to the Company prior to any cash flow distributions to unrelated third party investors.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

(16)	Variable Interest Entities
As of December 31, 2006 and 2005, the Company had relationships with 18 and 19 variable interest entities (VIEs), respectively, each of which the Company was the primary beneficiary. As of December 31, 2006, each VIE was a conduit that assists the Company in structured products transactions involving the sale of Tax Credit Funds to third party investors for which the Company provides guaranteed returns (see Note 15). The results of operations and financial position of these VIEs are included along with corresponding minority interest liabilities in the accompanying consolidated financial statements.

VIE net assets were $445.5 million and $440.6 million as of December 31, 2006 and December 31, 2005, respectively. The following table summarizes the components of net assets as of December 31:

(in millions)	2006	2005
Mortgage loans on real estate	$—	$31.5
Other long-term investments	432.5	478.6
Short-term investments	33.7	42.3
Other assets	37.8	41.3
Short-term debt	—	(32.6)
Other liabilities	(58.5)	(120.5)
The Company’s total loss exposure from VIEs of which the Company is the primary beneficiary was immaterial as of December 31, 2006 and 2005 (except for the impact of guarantees disclosed in Note 15).

In addition to the VIEs described above, the Company holds variable interests, in the form of limited partnerships or similar investments, in Tax Credit Funds of which the Company is not the primary beneficiary. These investments have been held by the Company for periods of 1 to 10 years and allow the Company to utilize certain tax credits and realize other tax benefits from affordable housing projects. The Company also has certain investments in other securitization transactions that qualify as VIEs, but of which the Company is not the primary beneficiary. The total exposure to loss on these VIEs was $68.9 million and $53.9 million as of December 31, 2006 and 2005, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

(17)	Segment Information
Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments: Individual Investments, Retirement Plans, Individual Protection, and Corporate and Other.

The primary segment profitability measure that management uses is pre-tax operating earnings, which is calculated by adjusting income from continuing operations before federal income taxes to exclude (1) net realized gains and losses on investments, hedging instruments and hedged items, except for periodic net coupon settlements on non-qualifying derivatives and net realized gains and losses related to securitizations and (2) the adjustment to amortization of DAC related to net realized gains and losses.

Individual Investments

The Individual Investments segment consists of individual The BEST of AMERICA® and private label deferred variable annuity products, deferred fixed annuity products, income products and advisory services. Individual deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, individual variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while individual fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods.

Retirement Plans

The Retirement Plans segment is comprised of the Company’s private and public sector retirement plans business. The private sector primarily includes IRC Section 401(k) business, and the public sector primarily includes IRC Section 457 and Section 401(a) business, both in the form of full-service arrangements that provide plan administration and fixed and variable group annuities as well as administration-only business.

Individual Protection

The Individual Protection segment consists of investment life insurance products, including individual variable, COLI and BOLI products; traditional life insurance products; and universal life insurance products. Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes certain structured products business; the MTN program; net investment income and certain expenses not allocated to other segments; periodic net coupon settlements on non-qualifying derivatives; interest expense on debt; revenue and expenses of the Company’s non-insurance subsidiaries not reported in other segments; and net realized gains and losses related to securitizations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The following table summarizes the Company’s business segment operating results for the years ended December 31:

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2006
Revenues:
Policy charges	$581.7	$160.2	$390.7	$—	$1,132.6
Traditional life insurance and immediate annuity premiums	142.5	—	165.8	—	308.3
Net investment income	739.5	636.0	328.2	354.8	2,058.5
Net realized gains on investments, hedging instruments and hedged items[1]	—	—	—	1.0	1.0
Other income	2.6	—	0.3	3.4	6.3

Total revenues	1,466.3	796.2	885.0	359.2	3,506.7

Benefits and expenses:
Interest credited to policyholder account values	501.7	440.5	179.2	208.7	1,330.1
Life insurance and annuity benefits	202.8	—	247.5	—	450.3
Policyholder dividends on participating policies	—	—	25.6	—	25.6
Amortization of DAC	352.7	37.9	69.6	(9.9)	450.3
Interest expense on debt	—	—	—	65.5	65.5
Other operating expenses	206.3	179.1	142.4	4.0	531.8

Total benefits and expenses	1,263.5	657.5	664.3	268.3	2,853.6

Income from continuing operations before federal income tax expense	202.8	138.7	220.7	90.9	$653.1

Net realized gains on investments, hedging instruments and hedged items[1]	—	—	—	(1.0)
Adjustment to amortization related to net realized gains and losses	—	—	—	(9.9)

Pre-tax operating earnings	$202.8	$138.7	$220.7	$80.0

Assets as of period end	$55,404.6	$28,817.2	$16,948.8	$8,791.8	$109,962.4

[1]	Excluding periodic net coupon settlements on non-qualifying derivatives and net realized gains and losses related to securitizations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2005
Revenues:
Policy charges	$532.4	$145.0	$377.7	$—	$1,055.1
Traditional life insurance and immediate annuity premiums	96.7	—	163.3	—	260.0
Net investment income	822.4	642.9	332.8	307.1	2,105.2
Net realized gains on investments, hedging instruments and hedged items[1]	—	—	—	9.5	9.5
Other income	1.3	0.2	—	1.8	3.3

Total revenues	1,452.8	788.1	873.8	318.4	3,433.1

Benefits and expenses:
Interest credited to policyholder account values	557.7	444.8	182.4	146.1	1,331.0
Life insurance and annuity benefits	149.1	—	228.4	—	377.5
Policyholder dividends on participating policies	—	—	33.1	—	33.1
Amortization of DAC	329.1	47.2	89.0	1.0	466.3
Interest expense on debt	—	—	—	66.3	66.3
Other operating expenses	193.1	181.8	148.1	15.8	538.8

Total benefits and expenses	1,229.0	673.8	681.0	229.2	2,813.0

Income from continuing operations before federal income tax expense	223.8	114.3	192.8	89.2	$620.1

Net realized gains on investments, hedging instruments and hedged items[1]	—	—	—	(9.5)
Adjustment to amortization of DAC related to net realized gains and losses	—	—	—	1.0

Pre-tax operating earnings	$223.8	$114.3	$192.8	$80.7

Assets as of period end	$52,929.2	$29,987.2	$14,728.7	$9,313.4	$106,958.5

[1]	Excluding periodic net coupon settlements on non-qualifying derivatives and net realized gains and losses related to securitizations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2004
Revenues:
Policy charges	$503.6	$157.0	$364.6	$—	$1,025.2
Traditional life insurance and immediate annuity premiums	87.5	—	182.9	—	270.4
Net investment income	824.8	627.9	327.2	220.6	2,000.5
Net realized losses on investments, hedging instruments and hedged items[1]	—	—	—	(43.0)	(43.0)
Other income	0.6	—	—	15.8	16.4

Total revenues	1,416.5	784.9	874.7	193.4	3,269.5

Benefits and expenses:
Interest credited to policyholder account values	573.5	435.5	181.5	86.7	1,277.2
Life insurance and annuity benefits	136.9	—	232.3	—	369.2
Policyholder dividends on participating policies	—	—	36.2	—	36.2
Amortization of DAC	276.1	39.6	94.4	—	410.1
Interest expense on debt	—	—	—	59.8	59.8
Other operating expenses	210.0	184.5	159.7	27.8	582.0

Total benefits and expenses	1,196.5	659.6	704.1	174.3	2,734.5

Income from continuing operations before federal income tax expense	220.0	125.3	170.6	19.1	$535.0

Net realized losses on investments, hedging instruments and hedged items[1]	—	—	—	43.0

Pre-tax operating earnings	$220.0	$125.3	$170.6	$62.1

Assets as of period end	$52,642.5	$29,668.7	$12,932.4	$10,714.3	$105,957.9

[1]	Excluding periodic net coupon settlements on non-qualifying derivatives and net realized gains and losses related to securitizations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I          Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2006 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Market value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S. Government corporations	$123.7	$133.7	$133.7
Agencies not backed by the full faith and credit of the U.S. Government	559.4	603.4	603.4
Obligations of states and political subdivisions	266.0	259.5	259.5
Foreign governments	34.9	36.5	36.5
Public utilities	1,541.9	1,543.5	1,543.5
All other corporate	22,671.3	22,698.8	22,698.8

Total fixed maturity securities available-for-sale	25,197.2	25,275.4	25,275.4

Equity securities available-for-sale:
Common stocks:
Banks, trusts and insurance companies	13.3	17.8	17.8
Industrial, miscellaneous and all other	7.8	9.1	9.1
Nonredeemable preferred stocks	7.4	7.5	7.5

Total equity securities available-for-sale	28.5	34.4	34.4

Mortgage loans on real estate, net	8,222.9		8,202.2	[1]
Real estate, net:
Investment properties	66.3		49.7	[2]
Acquired in satisfaction of debt	5.2		5.1	[2]

Total real estate, net	71.5		54.8

Policy loans	639.2		639.2
Other long-term investments	677.4		574.9	[3,4]
Short-term investments, including amounts managed by a related party	1,722.0		1,722.0

Total investments	$36,558.7		$36,502.9

[1]
Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans on real estate (see Note 6 to the audited consolidated financial statements), hedges and commitment hedges on mortgage loans on real estate.

[2]	Difference from Column B primarily results from adjustments for accumulated depreciation.

[3]	Difference from Column B primarily is due to operating gains and/or losses of investments in limited partnerships.

[4]	Amount shown does not agree to the audited consolidated balance sheet due to $24.1 million in unconsolidated related party investments.
See accompanying report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III        Supplementary Insurance Information

As of December 31, 2006, 2005 and 2004 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs	Future policy benefits, losses, claims and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2006
Individual Investments	$1,945.0	$13,004.4			$142.5
Retirement Plans	288.6	10,839.0			—
Individual Protection	1,441.0	5,574.1			165.8
Corporate and Other	83.4	4,991.9			—

Total	$3,758.0	$34,409.4			$308.3

2005
Individual Investments	$1,936.4	$14,970.9			$96.7
Retirement Plans	290.3	10,847.3			—
Individual Protection	1,328.7	5,531.9			163.3
Corporate and Other	42.5	4,591.0			—

Total	$3,597.9	$35,941.1			$260.0

2004
Individual Investments	$2,015.5	$15,500.6			$87.5
Retirement Plans	301.7	10,139.8			—
Individual Protection	1,244.1	5,430.5			182.9
Corporate and Other	(144.7)	5,312.2			—

Total	$3,416.6	$36,383.1			$270.4

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[2]	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses[2]	Premiums written
2006
Individual Investments	$739.5	$704.5	$352.7	206.3
Retirement Plans	636.0	440.5	37.9	179.1
Individual Protection	328.2	452.3	69.6	142.4
Corporate and Other	354.8	208.7	(9.9)	4.0

Total	$2,058.5	$1,806.0	$450.3	$531.8

2005
Individual Investments	$822.4	$706.8	$329.1	$193.1
Retirement Plans	642.9	444.8	47.2	181.8
Individual Protection	332.8	443.9	89.0	148.1
Corporate and Other	307.1	146.1	1.0	15.8

Total	$2,105.2	$1,741.6	$466.3	$538.8

2004
Individual Investments	$824.8	$710.4	$276.1	$210.0
Retirement Plans	627.9	435.5	39.6	184.5
Individual Protection	327.2	450.0	94.4	159.7
Corporate and Other	220.6	86.7	—	27.8

Total	$2,000.5	$1,682.6	$410.1	$582.0

[1]	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.

[2]
Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV          Reinsurance

As of December 31, 2006, 2005 and 2004 and for each of the years then ended (dollars in millions)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2006
Life insurance in force	$151,109.9	$58,189.8	$7.9	$92,928.0	0.0%

Premiums:
Life insurance [1]	$336.4	$28.4	$0.3	$308.3	0.1%
Accident and health insurance	388.9	417.4	28.5	—	N/A

Total	$725.3	$445.8	$28.8	$308.3	9.3%

2005
Life insurance in force	$142,308.1	$52,339.1	$10.6	$89,979.6	0.0%

Premiums:
Life insurance [1]	$311.5	$51.8	$0.3	$260.0	0.1%
Accident and health insurance	415.2	445.1	29.9	—	N/A

Total	$726.7	$496.9	$30.2	$260.0	11.6%

2004
Life insurance in force	$123,756.6	$46,866.2	$10.2	$76,900.6	0.0%

Premiums:
Life insurance [1]	$300.7	$30.6	$0.3	$270.4	0.1%
Accident and health insurance	312.7	345.1	32.4	—	N/A

Total	$613.4	$375.7	$32.7	$270.4	12.1%

[1]	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment products and universal life insurance products.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V        Valuation and Qualifying Accounts

Years ended December 31, 2006, 2005 and 2004 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged (credited) to costs and expenses	Charged to other accounts	Deductions[1]	Balance at end of period
2006
Valuation allowances - mortgage loans on real estate	$31.1	$6.0	$—	$2.8	$34.3

2005
Valuation allowances - mortgage loans on real estate	$33.3	$1.6	$—	$3.8	$31.1

2004
Valuation allowances - mortgage loans on real estate	$29.1	$7.5	$—	$3.3	$33.3

[1]	Amounts represent transfers to real estate owned and recoveries.

PART C. OTHER INFORMATION

Item 24.                 Financial Statements and Exhibits

(a)	Financial Statements:

Nationwide Variable Account-9:

Report of Independent Registered Accounting Firm.

Statement of Assets, Liabilities and Contract
Owners' Equity as of December 31, 2006.

Statements of Operations for the year ended
December 31, 2006.

Statements of Contract Owners' Equity for the years ended
December 31, 2006 and 2005.

Notes to Financial Statements.

Nationwide Life Insurance Company and subsidiaries:

Report of Independent Registered Accounting Firm.

Consolidated Balance Sheets as of December
31, 2006 and 2005.

Consolidated Statements of Income for the
years ended December 31, 2006, 2005 and 2004.

Consolidated Statements of Shareholder’s
Equity for the years ended December 31,
2006, 2005 and 2004.

Consolidated Statements of Cash Flows for
the years ended December 31, 2006, 2005 and 2004.

Notes to Consolidated Financial Statements.

Financial Statement Schedules

Item 24.                 (b) Exhibits

(1)
Resolution of the Depositor’s Board of Directors authorizing the establishment of the Registrant - Filed previously with initial registration statement (File No. 333-28995) and is hereby incorporated by reference.

(2)	Not Applicable

(3)
Underwriting or Distribution of contracts between the Depositor and Principal Underwriter – Filed previously with Post-Effective Amendment No. 2 to registration statement (File No. 333-79327) and hereby incorporated by reference.

(4)	The form of the variable annuity contract – Filed previously with Post-Effective Amendment No. 11 to registration statement (File No. 333-79327) and hereby incorporated by reference.

(5)	Variable Annuity Application – Filed previously with Post Effective Amendment No. 15 to registration statement (File No. 333-79327) and hereby incorporated by reference.

(6)	Articles of Incorporation of Depositor - Filed previously with initial registration statement (File No. 333-28995) and is hereby incorporated by reference.

(7)	Not Applicable

(8)	Not Applicable

(9)	Opinion of Counsel – Filed previously with initial registration statement (File No. 333-79327) and hereby incorporated by reference.

(10)	Consent of Independent Registered Public Accounting Firm – Attached hereto.

(11)	Not Applicable

(12)	Not Applicable

(99)	Power of Attorney – Attached hereto.

Item 25.	Directors and Officers of the Depositor

Chairman of the Board and Director	Arden L. Shisler
Chief Executive Officer and Director	W. G. Jurgensen
President and Chief Operating Officer	Mark R. Thresher
Executive Vice President and Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President-Chief Administrative Officer	Terri L. Hill
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Marketing Officer	James R. Lyski
Executive Vice President-Financial, Investments and Strategy	Robert A. Rosholt
Senior Vice President and Treasurer	Harry H. Hallowell
Senior Vice President-Chief Compliance Officer	Carol Baldwin Moody
Senior Vice President-Chief Financial Officer	Timothy G. Frommeyer
Senior Vice President-Chief Investment Officer	Gail G. Snyder
Senior Vice President-CIO Strategic Investments	Gary I. Siroko
Senior Vice President-Corporate Relations	Gregory S. Lashutka
Senior Vice President-Corporate Strategy	J. Stephen Baine
Senior Vice President-Division General Counsel	Thomas W. Dietrich
Senior Vice President-Enterprise Chief Risk Officer	Brian W. Nocco
Senior Vice President-Health and Productivity	Holly R. Snyder
Senior Vice President-In Retirement Business Head	Keith I. Millner
Senior Vice President-Individual Protection Business Head	Peter A. Golato
Senior Vice President-Information Technology	Srinivas Koushik
Senior Vice President-Internal Audits	Kelly A. Hamilton
Senior Vice President-NF Marketing	Gordon E. Hecker
Senior Vice President-NF Systems	R. Dennis Noice
Senior Vice President-Non-Affiliated Sales	John Laughlin Carter
Senior Vice President-NW Retirement Plans	William S. Jackson
Senior Vice President-President - Nationwide Bank	Anne L. Arvia
Senior Vice President-Property and Casualty Claims	David R. Jahn
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	James R. Burke
Senior Vice President-Property and Casualty Human Resources	Gale V. King
Senior Vice President-Property and Casualty Personal Lines Product Pricing	J. Lynn Greenstein
Vice President-Assistant to the CEO and Secretary	Thomas E. Barnes
Director	Joseph A. Alutto
Director	James G. Brocksmith, Jr.
Director	Keith W. Eckel
Director	Lydia M. Marshall
Director	Donald L. McWhorter
Director	David O. Miller
Director	Martha Miller de Lombera
Director	James F. Patterson
Director	Gerald D. Prothro
Director	Alex Shumate

The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215

Item 26.                 Persons Controlled by or Under Common Control with the Depositor or Registrant.
*	Subsidiaries for which separate financial statements are filed
**	Subsidiaries included in the respective consolidated financial statements
***	Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
****	Other subsidiaries

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
1717 Advisory Services, Inc.	Pennsylvania		The company was formerly registered as an investment advisor and is currently inactive.
1717 Brokerage Services, Inc.	Pennsylvania		The company is a multi-state licensed insurance agency.
1717 Capital Management Company*	Pennsylvania		The company is registered as a broker-dealer and investment advisor.
1717 Insurance Agency of Massachusetts, Inc.	Massachusetts		The company is established to grant proper licensing to the Nationwide Life Insurance Company of America affiliates in Massachusetts.
1717 Insurance Agency of Texas, Inc.	Texas		The company is established to grant proper licensing to the Nationwide Life Insurance Company of America affiliates in Texas.
AGMC Reinsurance, Ltd.	Turks & Caicos Islands		The company is in the business of reinsurance of mortgage guaranty risks.
AID Finance Services, Inc.	Iowa		The company operates as a holding company.
ALLIED General Agency Company	Iowa		The company acts as a general agent and surplus lines broker for property and casualty insurance products.
ALLIED Group, Inc.	Iowa		The company is a property and casualty insurance holding company.
ALLIED Property and Casualty Insurance Company	Iowa		The company underwrites general property and casualty insurance.
ALLIED Texas Agency, Inc.	Texas		The company acts as a managing general agent to place personal and commercial automobile insurance with Colonial County Mutual Insurance Company for the independent agency companies.
Allnations, Inc.	Ohio		The company engages in promoting, extending, and strengthening cooperative insurance organizations throughout the world.
AMCO Insurance Company	Iowa		The company underwrites general property and casualty insurance.
American Marine Underwriters, Inc.	Florida		The company is an underwriting manager for ocean cargo and hull insurance.
Atlantic Floridian Insurance Company (f.k.a Nationwide Atlantic Insurance Company)	Ohio		The company writes personal lines residential property insurance in the State of Florida.
Audenstar Limited	England and Wales		The company is an investment holding company.
BlueSpark, LLC	Ohio		The company is currently inactive.
Cal-Ag Insurance Services, Inc.	California		The company is an insurance agency.
CalFarm Insurance Agency	California		The company is an insurance agency.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Colonial County Mutual Insurance Company*	Texas		The company underwrites non-standard automobile and motorcycle insurance and other various commercial liability coverages in Texas.
Corviant Corporation	Delaware
The purpose of the company is to create a captive distribution network through which affiliates can sell multi-manager investment products, insurance products and sophisticated estate planning services.

Crestbrook Insurance Company* (f.k.a. CalFarm Insurance Company)	Ohio		The company is an Ohio-based multi-line insurance corporation that is authorized to write personal, automobile, homeowners and commercial insurance.
Depositors Insurance Company	Iowa		The company underwrites general property and casualty insurance.
DVM Insurance Agency, Inc.	California		This company places pet insurance business not written by Veterinary Pet Insurance Company outside of California with National Casualty Company.
F&B, Inc.	Iowa		The company is an insurance agency that places business with carriers other than Farmland Mutual Insurance Company and its affiliates.
Farmland Mutual Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Financial Settlement Services Agency, Inc.	Ohio		The company is an insurance agency in the business of selling structured settlement products.
FutureHealth Corporation	Maryland		The company is a wholly-owned subsidiary of FutureHealth Holding Company, which provides population health management.
FutureHealth Holding Company	Maryland		The company provides population health management.
FutureHealth Technologies Corporation	Maryland		The company is a wholly-owned subsidiary of FutureHealth Holding Company, which provides population health management.
Gartmore Distribution Services, Inc.*	Delaware		The company is a limited purpose broker-dealer.
Gartmore Investor Services, Inc.	Ohio		The company provides transfer and dividend disbursing agent services to various mutual fund entities.
Gartmore Morley Capital Management, Inc.	Oregon		The company is an investment advisor and stable value money manager.
Gartmore Mutual Fund Capital Trust	Delaware		The trust acts as a registered investment advisor.
Gartmore S.A. Capital Trust	Delaware		The trust acts as a registered investment advisor.
Gates, McDonald & Company	Ohio		The company provides services to employers for managing workers' compensation matters and employee benefits costs.
Gates, McDonald & Company of New York, Inc.	New York		The company provides workers' compensation and self-insured claims administration services to employers with exposure in New York.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
GatesMcDonald DTAO, LLC	Ohio		The company provides disability tax reporting services.
GatesMcDonald DTNHP, LLC	Ohio		The company provides disability tax reporting services.
GatesMcDonald DTC, LLC	Ohio		The company provides disability tax reporting services.
GatesMcDonald Health Plus Inc.*	Ohio		The company provides medical management and cost containment services to employers.
GVH Participacoes e Empreedimientos Ltda.	Brazil		The company acts as a holding company.
Insurance Intermediaries, Inc.	Ohio		The company is an insurance agency and provides commercial property and casualty brokerage services.
Life REO Holdings, LLC	Ohio		The company serves as a holding company for foreclosure entities.
Lone Star General Agency, Inc.	Texas		The company acts as general agent to market automobile and motorcycle insurance for Colonial County Mutual Insurance Company.
Morely & Associates, Inc. (f.k.a. Gartmore Morley & Associates, Inc.)	Oregon		The company brokers or places book-value maintenance agreements (wrap contracts) and guarantee investment contracts for collective investment trusts and accounts.
Morley Financial Services, Inc. (f.k.a. Gartmore Morley Financial Services, Inc.)	Oregon		The company is a holding company.
Mullen TBG Insurance Agency Services, LLC	Delaware		The company is a joint venture between TBG Insurance Services Corporation and MC Insurance Agency Services LLC. The Company provides financial products and services to executive plan participants.
National Casualty Company	Wisconsin		The company underwrites various property and casualty coverage, as well as individual and group accident and health insurance.
National Casualty Company of America, Ltd.	England
This is a limited liability company organized for profit under the Companies Act of 1948 of England for the purpose of carrying on the business of insurance, reinsurance, indemnity, and guarantee of various kinds.  This company is currently inactive.

Nationwide Advantage Mortgage Company*	Iowa		The company makes residential mortgage loans.
Nationwide Affinity Insurance Company of America*	Ohio		The company provides property and casualty insurance products.
Nationwide Agribusiness Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Arena, LLC*	Ohio		The purpose of the company is to develop Nationwide Arena and to engage in related development activity.
Nationwide Asset Management Holdings	England and Wales		The company operates as a holding company.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Global Asset Management, Inc. (f.k.a. Gartmore Global Asset Management , Inc.)	Delaware		The company operates as a holding company.
Nationwide Assurance Company	Wisconsin		The company underwrites non-standard automobile and motorcycle insurance.
Nationwide Bank
This is a federal savings bank charted by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending agency custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan act of 1933.

Nationwide Better Health, Inc.	Ohio		The company is a holding company for the health and productivity operations of Nationwide.
Nationwide Cash Management Company*	Ohio		The company buys and sells investment securities of a short-term nature as the agent for other Nationwide corporations, foundations, and insurance company separate accounts.
Nationwide Community Development Corporation, LLC	Ohio		The company holds investments in low-income housing funds.
Nationwide Corporation	Ohio		The company acts primarily as a holding company for entities affiliated with Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
Nationwide Document Solutions, Inc. (f.k.a. ALLIED Document Solutions, Inc.)	Iowa		The company provides general printing services to its affiliated companies as well as to certain unaffiliated companies.
Nationwide Emerging Managers, LLC (f.k.a. Gartmore Emerging Managers, LLC)	Delaware		The company acquires and holds interests in registered investment advisors and provides investment management services.
Nationwide Exclusive Agent Risk Purchasing Group, LLC	Ohio		The company's purpose is to provide a mechanism for the purchase of group liability insurance for insurance agents operating nationwide.
Nationwide Financial Assignment Company	Ohio		The company is an administrator of structured settlements.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware		The company is an insurance agency.
Nationwide Financial Institution Distributors Insurance Agency, Inc. of Massachusetts	Massachusetts		The company is an insurance agency.
Nationwide Financial Institution Distributors Insurance Agency, Inc. of New Mexico	New Mexico		The company is an insurance agency.
Nationwide Financial Services Capital Trust	Delaware		The trust's sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust.
Nationwide Financial Services, Inc.*	Delaware		The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute long-term savings and retirement products.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Financial Sp. Zo.o	Poland		The company is currently inactive.
Nationwide Financial Structured Products, LLC	Ohio		The company captures and reports the results of the structured products business unit.
Nationwide Foundation*	Ohio		The company contributes to non-profit activities and projects.
Nationwide General Insurance Company	Ohio		The company transacts a general insurance business, except life insurance, and primarily provides automobile and fire insurance to select customers.
Nationwide Global Finance, LLC	Ohio		The company acts as a support company for Nationwide Global Holdings, Inc. in its international capitalization efforts.
Nationwide Global Funds	Luxembourg		This company issues shares of mutual funds.
Nationwide Global Holdings, Inc.	Ohio		The company is a holding company for the international operations of Nationwide.
Nationwide Global Ventures, Inc. (f.k.a. Gartmore Global Ventures, Inc.)	Delaware		The company acts as a holding company.
Nationwide Indemnity Company*	Ohio		The company is involved in the reinsurance business by assuming business from Nationwide Mutual Insurance Company and other insurers within the Nationwide Insurance organization.
Nationwide Insurance Company of America	Wisconsin		The company underwrites general property and casualty insurance.
Nationwide Insurance Company of Florida*	Ohio		The company transacts general insurance business except life insurance.
Nationwide International Underwriters	California		The company is a special risk, excess and surplus lines underwriting manager.
Nationwide Investment Advisors, LLC	Ohio		The company provides investment advisory services.
Nationwide Investment Services Corporation**	Oklahoma		This is a limited purpose broker-dealer and acts as an investment advisor.
Nationwide Life and Annuity Company of America**	Delaware		The company provides individual life insurance products.
Nationwide Life and Annuity Insurance Company**	Ohio		The company engages in underwriting life insurance and granting, purchasing, and disposing of annuities.
Nationwide Life Insurance Company*	Ohio		The company provides individual life insurance, group life and health insurance, fixed and variable annuity products, and other life insurance products.
Nationwide Life Insurance Company of America*	Pennsylvania		The company provides individual life insurance and group annuity products.
Nationwide Life Insurance Company of Delaware*	Delaware		The company insures against personal injury, disability or death resulting from traveling, sickness or other general accidents, and every type of insurance appertaining thereto.
Nationwide Lloyds	Texas		The company markets commercial and residential property insurance in Texas.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Management Systems, Inc.	Ohio		The company offers a preferred provider organization and other related products and services.
Nationwide Mutual Capital, LLC	Ohio		The company acts as a private equity fund investing in companies for investment purposes and to create strategic opportunities for Nationwide.
Nationwide Mutual Capital I, LLC*	Delaware		The business of the company is to achieve long term capital appreciation through a portfolio of primarily domestic equity investments in financial service and related companies.
Nationwide Mutual Fire Insurance Company	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Mutual Insurance Company*	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Private Equity Fund, LLC	Ohio		The company invests in private equity funds.
Nationwide Properties, Ltd.	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investments.
Nationwide Property and Casualty Insurance Company	Ohio		The company engages in a general insurance business, except life insurance.
Nationwide Property Protection Services, LLC	Ohio		The company provides alarm systems and security guard services.
Nationwide Provident Holding Company*	Pennsylvania		The company is a holding company for non-insurance subsidiaries.
Nationwide Realty Investors, Ltd.*	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investment.
Nationwide Retirement Solutions, Inc.*	Delaware		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio	Ohio		The company provides retirement products, marketing and education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas	Texas		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Insurance Agency, Inc.	Massachusetts		The company markets and administers deferred compensation plans for public employees.
Nationwide Sales Solutions, Inc.	Iowa		The company engages in direct marketing of property and casualty insurance products.
Nationwide Securities, Inc.*	Ohio		The company is a registered broker-dealer and provides investment management and administrative services.
Nationwide Separate Accounts, LLC (f.k.a. Gartmore Separate Accounts, LLC)	Delaware		The company acts as a registered investment advisor.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Services Company, LLC	Ohio		The company performs shared services functions for the Nationwide organization.
Nationwide Services For You, LLC	Ohio		The company provides consumer services that are related to the business of insurance, including services that help consumers prevent losses and mitigate risks.
Nationwide Services Sp. Zo.o.	Poland		The company is currently inactive.
Newhouse Capital Partners, LLC	Delaware		The company invests in financial services companies that specialize in e-commerce and promote distribution of financial services.
Newhouse Capital Partners II, LLC	Delaware		The company invests in financial services companies that specialize in e-commerce and promote distribution of financial services.
Newhouse Special Situations Fund I, LLC	Delaware
The company owns and manages contributed securities in order to achieve long-term capital appreciation from the contributed securities and through investments in a portfolio of other equity investments in financial service and other related companies.

NF Reinsurance Ltd.*	Bermuda		The company serves as a captive reinsurer for Nationwide Life Insurance Company’s universal life, term life and annuity business.
NFS Distributors, Inc.	Delaware		The company acts primarily as a holding company for Nationwide Financial Services, Inc.'s distribution companies.
NGH UK, Ltd.*	United Kingdom		The company is currently inactive.
NMC CPC WT Investment, LLC	Delaware		The business of the company is to hold and exercise rights in a specific private equity investment.
NorthPointe Capital LLC	Delaware		The company acts as a registered investment advisor.
NWD Investment Management, Inc. (f.k.a. Gartmore Global Investments, Inc.)	Delaware		The company acts as a holding company and provides other business services for the NWD Investments group of companies.
NWD Management & Research Trust (f.k.a. Gartmore Global Asset Management Trust)	Delaware		The company acts as a holding company for the NWD Investments group of companies and as a registered investment advisor.
NWD MGT, LLC (f.k.a. GGI MGT LLC)	Delaware
The company is a passive investment holder in Newhouse Special Situations Fund I, LLC for the purpose of allocation of earnings to the NWD Investments management team as it relates to the ownership and management of Newhouse Special Situations Fund I, LLC.

Pension Associates, Inc.	Wisconsin		The company provides pension plan administration and record keeping services, and pension plan and compensation consulting.
Premier Agency, Inc.	Iowa		This company is an insurance agency.
Provestco, Inc.	Delaware		The company serves as a general partner in certain real estate limited partnerships invested in by Nationwide Life Insurance Company of America.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Quick Sure Auto Agency, Inc.	Texas		The company is an insurance agency and operates as an employee agent "storefront" for Titan Insurance Services.
RCMD Financial Services, Inc.	Delaware		The company is a holding company.
Registered Investment Advisors Services, Inc.	Texas		The company facilitates third-party money management services for plan providers.
Retention Alternatives, Ltd.*	Bermuda		The company is a captive insurer and writes first dollar insurance policies in workers’ compensation, general liability and automobile liability for its affiliates in the United States.
Riverview Alternative Investment Advisors, LLC (f.k.a. Gartmore Riverview, LLC)	Delaware		The company provides investment management services to a limited number of institutional investors.
Riverview Alternative Investment Advisors II LLC (f.k.a. Gartmore riverview II, LLC)	Delaware		The company is a holding company.
Riverview International Group, Inc.	Delaware		The company is a holding company.
RP&C International, Inc.	Ohio		The company is an investment-banking firm that provides specialist advisory services and innovative financial solutions to public and private companies internationally.
Scottsdale Indemnity Company	Ohio		The company is engaged in a general insurance business, except life insurance.
Scottsdale Insurance Company	Ohio		The company primarily provides excess and surplus lines of property and casualty insurance.
Scottsdale Surplus Lines Insurance Company	Arizona		The company provides excess and surplus lines coverage on a non-admitted basis.
TBG Advisory Services Corporation (d.b.a. TBG Advisors)	California		The company is an investment advisor.
TBG Aviation, LLC	California		The company holds an investment in a leased airplane and maintains an operating agreement with Flight Options.
TBG Danco Insurance Services Corporation	California		The corporation provides life insurance and individual executive estate planning.
TBG Financial & Insurance Services Corporation*	California
The company consults with corporate clients and financial institutions on the development and implementation of proprietary and/or private placement insurance products for the financing of executive benefit programs and individual executive's estate planning requirements.  As a broker dealer, TBG Financial & Insurance Services Corporation provides access to institutional insurance investment products.

TBG Financial & Insurance Services Corporation of Hawaii	Hawaii		The corporation consults with corporate clients and financial institutions on the development and implementation of proprietary, private placement and institutional insurance products.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
TBG Insurance Services Corporation*	Delaware		The company markets and administers executive benefit plans.
THI Holdings (Delaware), Inc.*	Delaware		The company acts as a holding company for subsidiaries of the Nationwide group of companies.
Titan Auto Agency, Inc. (d.b.a. Arlans Agency)	Michigan		The company is an insurance agency that primarily sells non-standard automobile insurance for Titan Insurance Company in Michigan.
Titan Auto Insurance of New Mexico, Inc.	New Mexico		The company is an insurance agency that operates employee agent storefronts.
Titan Holdings Service Corporation	Texas		The company is currently inactive.
Titan Indemnity Company	Texas		The company is a multi-line insurance company and is operating primarily as a property and casualty insurance company.
Titan Insurance Company	Michigan		This is a property and casualty insurance company.
Titan Insurance Services, Inc.	Texas		The company is a Texas grandfathered managing general agency.
Titan National Auto Call Center, Inc.	Texas		The company is licensed as an insurance agency that operates as an employee agent "call center" for Titan Indemnity Company.
Union Bond & Trust Company (f.k.a. Gartmore Trust Company)	Oregon		The company is an Oregon state bank with trust powers.
Veterinary Pet Insurance Company*	California		The company provides pet insurance.
Victoria Automobile Insurance Company	Indiana		The company is a property and casualty insurance company.
Victoria Financial Corporation	Delaware		The company acts as a holding company specifically for holding insurance companies of Victoria group of companies.
Victoria Fire & Casualty Company	Ohio		The company is a property and casualty insurance company.
Victoria Insurance Agency, Inc.	Ohio		The company is an insurance agency that acts as a broker for independent agents appointed with the Victoria companies in the State of Ohio.
Victoria National Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Select Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Specialty Insurance Company	Ohio		The company is a property and casualty insurance company.
Vida Seguradora SA	Brazil		The company operates as a licensed insurance company in the categories of life and unrestricted private pension plan in Brazil.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
VPI Services, Inc.	California		The company operates as a nationwide pet registry service for holders of Veterinary Pet Insurance Company policies, including pet indemnification and a lost pet recovery program.
Washington Square Administrative Services, Inc.	Pennsylvania		The company provides administrative services to Nationwide Life and Annuity Company of America.
Western Heritage Insurance Company	Arizona		The company underwrites excess and surplus lines of property and casualty insurance.
Whitehall Holdings, Inc.	Texas		The company acts as a holding company for the Titan group of agencies.
W.I. of Florida (d.b.a. Titan Auto Insurance)	Florida		The company is an insurance agency and operates as an employee agent storefront for Titan Indemnity Company in Florida.

	COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
*	MFS Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Multi-Flex Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-A	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-B	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-C	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-D	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-II	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-3	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-4	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-5	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-6	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-7	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-8	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-9	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-10	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-11	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-12	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-13	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-14	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-15	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-16	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-17	Ohio		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account 1	Pennsylvania		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account A	Delaware		Issuer of Annuity Contracts
	Nationwide VL Separate Account-A	Ohio		Issuer of Life Insurance Policies
	Nationwide VL Separate Account-B	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-C	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-D	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-G	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-2	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-3	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-4	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-5	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-6	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-7	Ohio		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account 1	Pennsylvania		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account A	Delaware		Issuer of Life Insurance Policies

Item 27.           Number of Contract Owners

The number of contract owners of Qualified and Non-Qualified Contracts as of January 31, 2007 was 1,857.

Item 28.          Indemnification

Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.                 Principal Underwriter

(a)	Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

Multi-Flex Variable Account	Nationwide VL Separate Account-C
Nationwide Variable Account	Nationwide VL Separate Account-D
Nationwide Variable Account-II	Nationwide VL Separate Account-G
Nationwide Variable Account-4	Nationwide VLI Separate Account-2
Nationwide Variable Account-5	Nationwide VLI Separate Account-3
Nationwide Variable Account-6	Nationwide VLI Separate Account-4
Nationwide Variable Account-7	Nationwide VLI Separate Account-6
Nationwide Variable Account-8	Nationwide VLI Separate Account-7
Nationwide Variable Account-9
Nationwide Variable Account-10
Nationwide Variable Account-11
Nationwide Variable Account-13
Nationwide Variable Account-14
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C

(b)	Directors and Officers of NISC:

President	Keith J. Kelly
Senior Vice President, Treasurer and Director	James D. Benson.
Vice President	Karen R. Colvin
Vice President	Scott A. Englehart
Vice President	Charles E. Riley
Vice President	Trey Rouse
Vice President and Assistant Secretary	Thomas E. Barnes
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Glenn W. Soden
Assistant Treasurer	Terry C. Smetzer
Director	John Laughlin Carter
Director	Keith I. Millner

The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
One Nationwide Plaza, Columbus, Ohio 43215.

(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A

Item 30.                 Location of Accounts and Records

Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH  43215

Item 31.                 Management Services

Not Applicable

Item 32.                 Undertakings

The Registrant hereby undertakes to:

(a)
file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)
include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.

Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-9 certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of the Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Columbus, and State of Ohio on this 23rd day of April, 2007.

NATIONWIDE VARIABLE ACCOUNT-9
(Registrant)
NATIONWIDE LIFE INSURANCE COMPANY
(Depositor)

By/s/ W. MICHAEL STOBART
W. Michael Stobart

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 23rd day of April, 2007.

W. G. JURGENSEN
W. G. Jurgensen, Director and Chief Executive Officer
ARDEN L. SHISLER
Arden L. Shisler, Chairman of the Board
JOSEPH A. ALUTTO
Joseph A. Alutto, Director
JAMES G. BROCKSMITH, JR.
James G. Brocksmith, Jr., Director
KEITH W. ECKEL
Keith W. Eckel, Director
LYDIA M. MARSHALL
Lydia M. Marshall, Director
DONALD L. MCWHORTER
Donald L. McWhorter, Director
MARTHA MILLER DE LOMBERA
Martha Miller de Lombera, Director
DAVID O. MILLER
David O. Miller, Director
JAMES F. PATTERSON
James F. Patterson, Director
GERALD D. PROTHRO
Gerald D. Prothro, Director
ALEX SHUMATE
Alex Shumate, Director
By /s/ W. MICHAEL STOBART
W. Michael Stobart
Attorney-in-Fact